UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05059
                                                     ---------

                                 HIGHMARK FUNDS
                     ------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
                ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
              ---------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-433-6884
                                                          ---------------

                     Date of fiscal year end: July 31, 2010
                                              --------------

                   Date of reporting period: January 31, 2010
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                                                                JANUARY 31, 2010
--------------------------------------------------------------------------------

HIGHMARK
                       The smarter approach to investing.

                               SEMI-ANNUAL REPORT


[MOUNTAIN RANGE GRAPHIC OMITTED]
[HIGHMARK FUNDS LOGO OMITTED](R)

                                TABLE OF CONTENTS

management's discussion of fund performance
      balanced fund ......................................................     2
      cognitive value fund ...............................................     4
      core equity fund ...................................................     6
      enhanced growth fund ...............................................     8
      equity income fund .................................................    10
      fundamental equity fund ............................................    12
      geneva mid cap growth fund
        (formerly geneva growth fund) ....................................    14
      geneva small cap growth fund .......................................    16
      international opportunities fund ...................................    18
      large cap growth fund ..............................................    20
      large cap value fund ...............................................    22
      nyse arca tech 100 index fund ......................................    24
      small cap advantage fund ...........................................    26
      small cap value fund ...............................................    28
      value momentum fund ................................................    30
      capital growth allocation fund .....................................    32
      diversified equity allocation fund .................................    34
      growth & income allocation fund ....................................    36
      income plus allocation fund ........................................    38
      bond fund ..........................................................    40
      california intermediate tax-free bond fund .........................    42
      national intermediate tax-free bond fund ...........................    44
      short term bond fund ...............................................    46
      wisconsin tax-exempt fund ..........................................    48
      california tax-free money market fund ..............................    50
      taxable money market funds .........................................    51

disclosure of fund expenses ..............................................    52
schedules of investments .................................................    56
statements of assets and liabilities .....................................   138
statements of operations .................................................   150
statements of changes in net assets ......................................   156
financial highlights .....................................................   180
notes to financial statements ............................................   195
fund information .........................................................   210
service providers & board of trustees ....................................   214

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, Inc. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                        TOP TEN HOLDINGS

                                                     % OF
COMPANY*                                          PORTFOLIO
DANAHER                                              2.7%

PRAXAIR                                              2.1

CISCO SYSTEMS                                        1.8

GOLDMAN SACHS GROUP                                  1.8

CVS CAREMARK                                         1.7

GOOGLE, CL A                                         1.7

WELLS FARGO                                          1.7

JPMORGAN CHASE                                       1.7

OCCIDENTAL PETROLEUM                                 1.7

ORACLE                                               1.6

                        FUND SECTORS

                                                     % OF
SECTOR                                            PORTFOLIO
INFORMATION TECHNOLOGY                              13.4%

FINANCIALS                                          11.1

REPURCHASE AGREEMENT                                10.8

ENERGY                                              10.8

HEALTH CARE                                          8.7

CONSUMER STAPLES                                     8.3

INDUSTRIAL                                           8.0

CONSUMER DISCRETIONARY                               7.1

U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                       5.9

MATERIALS                                            5.6

MORTGAGE-BACKED SECURITIES                           4.2

UTILITIES                                            4.0

ASSET-BACKED SECURITIES                              1.0

TELECOMMUNICATION SERVICES                           0.6

REGISTERED INVESTMENT COMPANY                        0.5

*     EXCLUDES SHORT-TERM SECURITIES.

BALANCED FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Balanced Fund (the "Fund") produced a total return of 8.25% (Fiduciary Shares). In comparison, the Fund's benchmarks, the unmanaged S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, returned 9.87%, 3.87% and 7.52%, respectively, for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

The technology sector performed well, significantly outpacing the broader market and leading all sectors for much of the reporting period. The Fund's overweight in technology and underweight in telecommunications contributed to performance, with the Fund's positions in Apple Inc. and Google Inc. acting as top performers. Within the energy sector, independent oil and gas producer EOG was a top contributor to performance, as was deep water oil driller Tenaris.

However, the consumer sector of the portfolio was negatively impacted by one of the Fund's larger holdings, CVS Caremark, and the management and operational issues the company experienced. Also, after a very strong six months, Goldman Sachs's performance flattened during the fourth quarter, thus detracting from overall equity performance.

Credit quality was a key factor in the performance of Fund's fixed income portion, as spreads narrowed and lower quality securities outperformed higher quality securities in the first half of the reporting period. This outperformance was due mainly to the recovery in the corporate bond sector, which continued to rebound from historic lows earlier in the calendar year.

The Fund was overweighted relative to the Barclays Capital U.S. Aggregate Bond Index in lower quality corporate bonds, which performed well, and underweighted in higher quality Treasury bonds, which did not. As a result, the Fund's fixed income portion outperformed Barclays Capital U.S. Aggregate Bond Index for the reporting period, and the Fund overall outperformed its blended benchmark for the reporting period.

2 HIGHMARK(R) FUNDS

HIGHMARK BALANCED FUND INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEN WEMER (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JACK MONTGOMERY (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

                                                                                 60/40 Hybrid    Barclays Capital
         HighMark Balanced Fund  HighMark Balanced Fund  Morningstar Moderate  of the following   U.S. Aggregate
            Fiduciary Shares         Class A Shares       Allocation Category    two indices:      Bond Index++    S&P 500 Index++
         ----------------------  ----------------------  --------------------  ----------------  ----------------  ---------------
7/99            $10,000                  $ 9,450                $10,000             $10,000           $10,000          $10,000
7/00            $10,228                  $ 9,642                $10,667             $10,803           $10,597          $10,897
7/01            $ 9,630                  $ 9,049                $10,574             $10,377           $11,941          $ 9,335
7/02            $ 8,258                  $ 7,739                $ 9,300             $ 9,142           $12,840          $ 7,129
7/03            $ 8,861                  $ 8,293                $10,008             $ 9,977           $13,536          $ 7,888
7/04            $ 9,571                  $ 8,928                $10,913             $10,964           $14,191          $ 8,927
7/05            $10,462                  $ 9,738                $12,235             $12,102           $14,871          $10,181
7/06            $10,857                  $10,080                $12,838             $12,568           $15,088          $10,729
7/07            $12,102                  $11,203                $14,416             $14,062           $15,927          $12,459
7/08            $11,313                  $10,453                $13,528             $13,473           $16,906          $11,078
7/09            $10,381                  $ 9,569                $11,934             $12,283           $18,233          $ 8,867
1/10            $11,237                  $10,345                $12,883             $13,201           $18,939          $ 9,742

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------------------
                                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                               SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE    EXPENSE
                                 RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION    RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                 8.25%       28.35%     -1.83%        2.16%        1.21%        6.19%       1.56%      0.99%
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                   8.11%       28.09%     -2.05%        1.92%        0.96%        5.99%+      1.81%      1.24%
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*           2.14%       21.03%     -3.88%        0.77%        0.39%        5.68%+      1.81%      1.24%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares                   7.78%       27.18%     -2.63%        1.29%        0.32%        5.61%+      2.31%      1.84%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**          2.78%       22.18%     -3.50%        0.94%        0.32%        5.61%+      2.31%      1.84%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                   7.82%       27.30%     -2.64%        1.29%        0.31%        5.69%+      2.31%      1.84%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***         6.82%       26.30%     -2.64%        1.29%        0.31%        5.69%+      2.31%      1.84%
-----------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND NOVEMBER 13, 1992 (COMMENCEMENT OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF STEPSTONE BALANCED FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) Mr. Goerz is responsible for asset allocation decisions; Mr. Wemer manages the equity portion of the Fund's portfolio; Mr. Montgomery is responsible for the management of the fixed income portion of the Fund's portfolio.

                                                           HIGHMARK(R) FUNDS   3

                        TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                         PORTFOLIO
ARMSTRONG WORLD INDUSTRIES                          1.3%

UNITRIN                                             1.3

CRANE                                               1.3

HUBBELL, CL B                                       1.1

INTERNATIONAL BANCSHARES                            1.1

BLACK HILLS                                         1.1

LTC PROPERTIES REIT                                 1.0

OIL STATES INTERNATIONAL                            1.0

ENDURANCE SPECIALTY HOLDINGS                        1.0

PS BUSINESS PARKS REIT                              1.0

                        FUND SECTORS

                                                   % OF
SECTOR                                           PORTFOLIO
FINANCIALS                                         22.7%

INDUSTRIAL                                         18.3

CONSUMER DISCRETIONARY                             14.3

INFORMATION TECHNOLOGY                             13.2

HEALTH CARE                                         6.9

MATERIALS                                           6.5

ENERGY                                              5.5

UTILITIES                                           4.7

CONSUMER STAPLES                                    4.6

REGISTERED INVESTMENT COMPANIES                     1.4

REPURCHASE AGREEMENT                                1.0

TELECOMMUNICATION SERVICES                          0.9

*     EXCLUDES SHORT-TERM SECURITIES.

COGNITIVE VALUE FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Cognitive Value Fund (the "Fund") produced a total return of 7.27% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged S&P Small Cap 600/Citigroup Value Index, returned 9.62% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

The Fund underperformed the benchmark over the past six month due in part to investors' continuing flight from quality companies. During the early phase of recovery, low quality stocks soared on the signs of improved earnings. However, high quality stocks began to outperform low quality ones in fourth quarter.

The micro-cap stocks in the Fund's portfolio did better than the small cap stocks, but still trailed the benchmark for the period. Credit quality spreads continued to narrow. Usually, this narrowing is accompanied by easier credit and increased lending to smaller companies. This time, bank lending remained in a steady decline. Whether driven by banks' continued reluctance to lend or companies' unwillingness to borrow due to economic or legislative uncertainty, the result was the same.

4   HIGHMARK(R) FUNDS

HIGHMARK COGNITIVE VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
THOMAS MUDGE
BAILARD, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GEORGE Y. SOKOLOFF
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

             HighMark     HighMark         S&P
            Cognitive    Cognitive       SmallCap
            Value Fund   Value Fund   600/Citigroup   Morningstar
             Class M      Class A         Value       Small Value
              Shares      Shares+        Index++       Category
            ----------   ----------   -------------   -----------
5/30/01       $10,000      $ 9,446       $10,000        $10,000
7/01          $10,070      $ 9,505       $10,343        $10,567
7/02          $ 9,528      $ 8,950       $ 9,428        $ 9,267
7/03          $10,412      $ 9,734       $10,879        $10,519
7/04          $12,358      $11,497       $13,201        $11,464
7/05          $15,317      $14,180       $16,614        $12,780
7/06          $16,552      $15,273       $17,763        $13,256
7/07          $18,535      $17,034       $20,066        $14,752
7/08          $16,499      $15,123       $17,833        $13,019
7/09          $12,866      $11,735       $14,546        $10,713
1/10          $13,802      $12,568       $15,945        $11,956

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------------------
                                                              ANNUALIZED      ANNUALIZED      ANNUALIZED       GROSS          NET
                                 SIX MONTH      ONE YEAR        3 YEAR          5 YEAR          SINCE         EXPENSE       EXPENSE
                                  RETURN         RETURN         RETURN          RETURN        INCEPTION       RATIO++       RATIO++
------------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                   7.37%         29.60%          -9.64%         -0.10%+         3.65%+         1.35%         1.23%
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares                     7.10%         29.01%          -9.98%         -0.44%+         3.34%+         1.60%         1.48%
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*             1.20%         21.94%         -11.65%         -1.56%+         2.67%+         1.60%         1.48%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares                     6.91%         28.29%         -10.53%         -1.04%+         2.75%+         2.10%         2.08%
------------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**            5.91%         27.29%         -10.53%         -1.04%+         2.75%+         2.10%         2.08%
------------------------------------------------------------------------------------------------------------------------------------
Class M Shares                     7.27%         29.48%         -9.66%          -0.07%           3.78%         1.10%         1.08%
------------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS   5

                     TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                         PORTFOLIO
INTEL                                               3.0%

WELLPOINT                                           2.6

CONOCOPHILLIPS                                      2.6

GOLDMAN SACHS GROUP                                 2.4

IAC/INTERACTIVECORP                                 2.4

CHEVRON                                             2.3

GENERAL ELECTRIC                                    2.3

AMGEN                                               2.3

WAL-MART STORES                                     2.3

KIMBERLY-CLARK                                      2.1

                       FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
INFORMATION TECHNOLOGY                             20.2%

CONSUMER STAPLES                                   13.3

HEALTH CARE                                        13.2

FINANCIALS                                         12.3

CONSUMER DISCRETIONARY                             11.3

ENERGY                                             10.7

INDUSTRIALS                                         9.4

REPURCHASE AGREEMENT                                3.1

TELECOMMUNICATIONS SERVICES                         2.6

MATERIALS                                           2.3

UTILITIES                                           1.6

*     EXCLUDES SHORT-TERM SECURITIES.

CORE EQUITY FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Core Equity Fund (the "Fund") produced a total return of 11.37% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 9.87% over the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn took time to cycle through U.S. and world economies and eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in broad-based participation in the markets' advance during the reporting period.

As is typical of the Fund's portfolio, contribution from sector overweighting and underweighting was marginal, detracting between 0.1% and 0.2% from performance. An underweight in financial services and materials hurt performance slightly at the beginning of the period, while an underweight in utilities actually benefited the Fund by avoiding the underperformance of that sector. Towards the end of the reporting period, an underweight in financial services again helped performance slightly, as did an overweight in technology.

As would be expected, many of the outperforming stocks in our portfolio were sensitive to economic activity. Specific stocks that contributed to performance were Jabil Circuit, a contract manufacturer in the technology sector, and Macy's Department Stores in the retail sector. Although retail traffic has not recovered to the same levels in last year, expectations were so low that even a mild abatement of the depressing forecasts from earlier pushed retail stocks up significantly. Also, Pioneer Natural Resources, a petroleum exploration and production firm, performed well in the energy sector.

Specific stocks that detracted performance included Symantec in the technology sector, which issued two disappointing quarterly results in a row. Goldman Sachs in the financial services sector and General Electric in the industrials sector also detracted from performance. Goldman Sachs was weak on sluggish trading activity during the last three months of 2009, while General Electric lagged due to the nature of its business as a late-cycle industrial company. Despite this slight drag on performance, the Fund outperformed its benchmark for the reporting period.

6   HIGHMARK(R) FUNDS

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

              HighMark
            Core Equity     HighMark
                Fund       Core Equity    S&P 500    Morningstar
             Fiduciary    Fund Class A   Composite   Large Value
               Shares        Shares+       Index++     Category
            -----------   ------------   ---------   -----------
5/31/00       $10,000        $ 9,450       $10,000      $10,000
7/00          $ 9,768        $ 9,231       $10,087      $ 9,793
7/01          $ 8,312        $ 7,829       $ 8,642      $10,564
7/02          $ 6,296        $ 5,914       $ 6,600      $ 8,542
7/03          $ 6,872        $ 6,441       $ 7,302      $ 9,280
7/04          $ 7,546        $ 7,051       $ 8,263      $10,705
7/05          $ 8,411        $ 7,849       $ 9,428      $12,408
7/06          $ 9,213        $ 8,567       $ 9,935      $13,433
7/07          $10,559        $ 9,787       $11,538      $15,361
7/08          $ 9,043        $ 8,373       $10,259      $13,034
7/09          $ 7,272        $ 6,712       $ 8,211      $10,408
1/10          $ 8,099        $ 7,454       $ 9,022      $11,431

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                         ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                  SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                                    RETURN     RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    11.37%     36.34%       -8.69%       0.10%       -2.16%      1.19%     1.00%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                      11.05%     35.83%       -8.97%      -0.17%       -2.42%+     1.44%     1.25%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*               4.96%     28.27%      -10.68%      -1.29%       -2.99%+     1.44%     1.25%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                      10.78%     35.09%       -9.53%      -0.81%       -3.03%+     1.94%     1.85%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**              5.78%     30.09%      -10.39%      -1.19%       -3.03%+     1.94%     1.85%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                      10.67%     34.80%       -9.61%      -0.86%       -2.74%+     1.94%     1.85%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***             9.67%     33.80%       -9.61%      -0.86%       -2.74%+     1.94%     1.85%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS   7

                        TOP TEN HOLDINGS

                                                   % OF
COMPANY*                                          PORTFOLIO
APPLE                                                4.8%

MICROSOFT                                            4.4

GOOGLE, CL A                                         3.8

HEWLETT-PACKARD                                      3.4

INTEL                                                3.1

CISCO SYSTEMS                                        3.0

QUALCOMM                                             3.0

INTERNATIONAL BUSINESS MACHINES                      2.9

ORACLE                                               2.9

SAMSUNG ELECTRONICS, GDR                             1.6

                        FUND SECTORS

                                                    % OF
SECTOR                                            PORTFOLIO
INFORMATION TECHNOLOGY                              84.0%

HEALTH CARE                                         10.5

TELECOMMUNICATION SERVICES                           2.0

CONSUMER DISCRETIONARY                               1.9

REPURCHASE AGREEMENT                                 1.6

*     EXCLUDES SHORT-TERM SECURITIES.

ENHANCED GROWTH FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, Highmark Enhanced Growth Fund (the "Fund") produced a total return of 7.97% (Class M shares). In comparison, the Fund's benchmark, the NASDAQ 100 Index, returned 8.59% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund, which invests primarily in information technology and health care stocks, did very well over the six-month period ended January 31, 2010. In sharp contrast to prior periods, global equities rallied sharply from March through the end of 2009. Information technology stocks in general performed very well over this time period. Much of this performance can be attributed to the more defensive nature of these companies' balance sheets. Information technology companies have very low debt levels and are therefore relatively immune from widening yield spreads or contracting credit. Furthermore, technology companies acted very quickly to slash production when the economy fell into a severe recession. That quick action resulted in much less of an inventory problem for this sector, putting it in a stronger position to benefit from any signs of an economic recovery.

In addition, information technology companies tend to have higher cash balances than companies in other areas of the economy, return the same amount of cash to shareholders either through dividends or through share repurchases, and trade only at a very slight premium to the overall market. Longer term earnings growth estimates for these companies have come down from lofty levels seen over the past three decades but still remain well above the projected earnings growth for the market as a whole. Institutional Brokers' Estimate System (I/B/E/S/) earnings estimates show technology companies growing at a rate that is 23% faster than the broader market. Higher growth, higher cash levels and a history of having returned cash to shareholders all contribute to higher price-earnings multiples for companies within this group.

Sub-sectors that contributed to the Fund's overall performance over this six-month period were internet software and services, systems software, and semiconductor stocks. IT consulting, computer peripherals and electronic components also performed very well. The sub-sectors that detracted the Fund's performance were home entertainment, software, electronic manufacturing services, and semiconductor equipment.

8   HIGHMARK(R) FUNDS

HIGHMARK ENHANCED GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

                                   [LINE GRAPH]

              HighMark Enhanced   HighMark Enhanced
                Growth Fund          Growth Fund                           Morningstar Technology
               Class M Shares      Class A Shares+    NASDAQ 100 Index++          Category
              -----------------   -----------------   ------------------   ----------------------
5/30/01            $10,000              $9,450             $10,000                $10,000
7/01               $ 9,320              $8,799             $ 9,465                $ 8,836
7/02               $ 5,490              $5,158             $ 5,413                $ 6,185
7/03               $ 7,180              $6,711             $ 7,196                $ 7,020
7/04               $ 7,840              $7,292             $ 7,910                $ 7,651
7/05               $ 8,886              $8,223             $ 9,100                $ 8,530
7/06               $ 8,139              $7,488             $ 8,595                $ 8,298
7/07               $10,328              $9,461             $11,053                $10,576
7/08               $ 9,350              $8,531             $10,579                $ 9,468
7/09               $ 8,150              $7,405             $ 9,173                $ 8,391
1/10               $ 8,799              $7,992             $ 9,961                $ 9,104

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------
                                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                               SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE    EXPENSE
                                RETURN      RETURN      RETURN       RETURN      INCEPTION    RATIO++    RATIO++
----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                 8.09%      48.85%      -2.57%       0.84%+       -1.55%+      1.31%      1.20%
----------------------------------------------------------------------------------------------------------------
Class A Shares                   7.93%      48.38%      -2.92%       0.38%+       -1.92%+      1.56%      1.45%
----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*           2.03%      40.15%      -4.74%      -0.75%+       -2.56%+      1.56%      1.45%
----------------------------------------------------------------------------------------------------------------
Class C Shares                   7.55%      47.29%      -3.54%      -0.17%+       -2.43%+      2.06%      2.05%
----------------------------------------------------------------------------------------------------------------
Class C Shares w/load**          6.55%      46.29%      -3.54%      -0.17%+       -2.43%+      2.06%      2.05%
----------------------------------------------------------------------------------------------------------------
Class M Shares                   7.97%      48.62%      -2.56%       0.81%        -1.46%       1.06%      1.05%
----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*     Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS   9

                        TOP TEN HOLDINGS

                                                   % OF
COMPANY*                                         PORTFOLIO
INTERNATIONAL BUSINESS MACHINES                      3.8%

GENERAL ELECTRIC                                     3.7

MERCK                                                3.6

RAYONIER REIT                                        3.3

ANNALY CAPITAL MANAGEMENT REIT                       3.1

CHEVRON                                              3.0

AT&T                                                 2.9

PFIZER                                               2.8

BRISTOL-MYERS SQUIBB                                 2.7

MICROSOFT                                            2.6

                        FUND SECTORS

                                                   % OF
SECTOR                                           PORTFOLIO
FINANCIALS                                          22.3%

ENERGY                                              18.4

HEALTH CARE                                         12.2

CONSUMER DISCRETIONARY                              10.3

MATERIALS                                            8.9

INFORMATION TECHNOLOGY                               8.5

TELECOMMUNICATION SERVICES                           7.3

INDUSTRIAL                                           7.2

CONSUMER STAPLES                                     3.7

UTILITIES                                            1.0

REGISTERED INVESTMENT COMPANY                        0.2

*     EXCLUDES SHORT-TERM SECURITIES.

EQUITY INCOME FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Equity Income Fund (the "Fund") produced a total return of 11.34% (A shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 10.70% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

The Fund carried a 22.3% average exposure to the financial sector over the reporting period. These holdings averaged a 13.7% return, exceeding the benchmark's return. The Fund held 10.25% of its total assets in the consumer discretionary sector, which averaged 26.6% return for the period. The Fund held approximately 7.3% of its assets in five telecommunication stocks that averaged a 4.2% return over the course of the period. The four information technology stocks in the Fund averaged 8.45% of its total assets, but the 7.5% average return trailed the benchmark and was a slight detractor from performance.

The Fund's top-performing stock was Gannett Inc., an international news and information publishing company, whose stock increased 132% during the period on improved earnings. The Fund carried an average exposure to the stock of 1.21% of its total assets. The Fund held an average 3.1% exposure to global pharmaceutical giant Merck & Co., which increased by 30.1% over the reporting period.

The Fund's 5.4% average exposure to Exxon Mobile declined 7.4% over the six-month period, as oil prices remained flat. The Fund's 1.6% average investment in Barnes & Noble Inc. declined over 22% and detracted from the portfolio's total performance. Despite this, the Fund outperformed its benchmark for the reporting period.

10  HIGHMARK(R) FUNDS

HIGHMARK EQUITY INCOME FUND INVESTMENT OBJECTIVE

HIGHMARK EQUITY INCOME FUND SEEKS TOTAL RETURN FROM INCOME AND CAPITAL APPRECIATION.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK EQUITY INCOME FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

                 HighMark Equity
                   Income Fund          Russell 1000        Morningstar Large
                 Class A Shares         Value Index++        Value Category
                 ---------------        -------------       -----------------
3/31/05              $ 9,450               $10,000               $10,000
7/05                 $ 9,943               $10,497               $10,449
7/06                 $10,421               $11,713               $11,312
7/07                 $11,810               $13,291               $12,935
7/08                 $10,062               $11,277               $10,976
7/09                 $ 7,833               $ 8,690               $ 8,764
1/10                 $ 8,721               $ 9,620               $ 9,626

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------
                                                        ANNUALIZED    ANNUALIZED     GROSS        NET
                              SIX MONTH    ONE YEAR       3 YEAR        SINCE       EXPENSE     EXPENSE
                                RETURN     RETURN(1)      RETURN      INCEPTION      RATIO+      RATIO+
-------------------------------------------------------------------------------------------------------
Class A Shares                  11.34%       28.90%        -9.72%       -1.65%        1.48%      1.15%
-------------------------------------------------------------------------------------------------------
Class A Shares w/load*           5.15%       21.75%       -11.40%       -2.79%        1.48%      1.15%
-------------------------------------------------------------------------------------------------------
Class B Shares                  10.92%       28.18%       -10.35%       -2.38%        1.98%      1.75%
-------------------------------------------------------------------------------------------------------
Class B Shares w/load*           5.92%       23.18%       -11.18%       -2.73%        1.98%      1.75%
-------------------------------------------------------------------------------------------------------
Class C Shares                  10.85%       28.03%       -10.39%       -2.18%        1.98%      1.75%
-------------------------------------------------------------------------------------------------------
Class C Shares w/load**          9.85%       27.03%       -10.39%       -2.18%        1.98%      1.75%
-------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

(1) On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund (see Note 9 in notes to financial statements). The fiscal year end of North Track Equity Income Fund, the predecessor fund to HighMark Equity Income Fund, was October 31. The fiscal year end of the successor HighMark Fund is July 31. The performance of the Class A Shares, Class B Shares and Class C Shares has been adjusted for the sales charge applicable to Class A Shares and the maximum contingent deferred sales charge applicable to Class B Shares and Class C Shares, respectively.

                                                           HIGHMARK(R) FUNDS  11

                        TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                         PORTFOLIO
DANAHER                                              4.0%

PRAXAIR                                              3.1

GOLDMAN SACHS GROUP                                  2.7

WELLS FARGO                                          2.6

GOOGLE, CL A                                         2.6

CVS CAREMARK                                         2.6

JPMORGAN CHASE                                       2.6

OCCIDENTAL PETROLEUM                                 2.4

ORACLE                                               2.4

WAL-MART STORES                                      2.3

                        FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
INFORMATION TECHNOLOGY                              18.2%

ENERGY                                              13.8

HEALTH CARE                                         11.4

CONSUMER STAPLES                                    11.3

FINANCIALS                                          10.8

INDUSTRIALS                                         10.7

CONSUMER DISCRETIONARY                               7.9

MATERIALS                                            7.8

REGISTERED INVESTMENT COMPANIES                      4.9

UTILITIES                                            3.2

*     EXCLUDES SHORT-TERM SECURITIES.

FUNDAMENTAL EQUITY FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Fundamental Equity Fund (the "Fund") produced a total return of 8.01% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 9.87% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

The technology sector performed well, significantly outpacing the broader market and leading all sectors for much of the reporting period. The Fund's overweight in technology and underweight in telecommunications contributed to performance, with the Fund's positions in Apple Inc. and Google Inc. acting as top performers. Within the energy sector, independent oil and gas producer EOG was a top contributor to performance, as was deep water oil driller Tenaris.

However, the consumer sector of the portfolio was negatively impacted by one of our larger holdings, CVS Caremark, and the management and operational issues the company experienced. Also, after a very strong six months, Goldman Sachs's performance flattened during the fourth quarter, thus detracting from performance. As a result, the Fund underperformed its benchmark for the reporting period.

12  HIGHMARK(R) FUNDS

HIGHMARK FUNDAMENTAL EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK FUNDAMENTAL EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN U.S. EQUITY SECURITIES.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
KEN WEMER
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK FUNDAMENTAL EQUITY FUND VERSUS THE S&P 500 INDEX.

                                  [LINE GRAPH]

              HighMark Fundamental     HighMark Fundamental
                   Equity Fund              Equity Fund
                Fiduciary Shares          Class A Shares        S&P 500 Index++
              --------------------     --------------------     ---------------
 8/1/08             $10,000                    $9,450               $10,000
 10/08              $ 7,535                    $7,111               $ 7,690
 1/09               $ 6,632                    $6,263               $ 6,605
 4/09               $ 7,232                    $6,819               $ 7,033
 7/09               $ 8,198                    $7,722               $ 8,004
 1/10               $ 8,854                    $8,328               $ 8,794

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                                  CUMULATIVE    GROSS      NET
                           SIX MONTH   ONE YEAR     SINCE      EXPENSE   EXPENSE
                             RETURN     RETURN     INCEPTION    RATIO+    RATIO+
--------------------------------------------------------------------------------
Fiduciary Shares              8.01%      33.52%      -7.78%     1.82%     0.98%
--------------------------------------------------------------------------------
Class A Shares                7.85%      32.98%      -8.07%     2.07%     1.23%
--------------------------------------------------------------------------------
Class A Shares w/load*        1.90%      25.64%     -11.46%     2.07%     1.23%
--------------------------------------------------------------------------------
Class C Shares                8.09%      32.47%      -8.53%     2.57%     1.83%
--------------------------------------------------------------------------------
Class C Shares w/load**       7.09%      31.47%      -8.53%     2.57%     1.83%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Flavia Araujo, co-portfolio manager; David Dillion, co-portfolio manager and Robert Kang, co-portfolio manager.

                                                           HIGHMARK(R) FUNDS  13

                        TOP TEN HOLDINGS

                                                     % OF
COMPANY*                                          PORTFOLIO
CERNER                                               2.8%

COGNIZANT TECHNOLOGY SOLUTIONS                       2.8

ANSYS                                                2.4

PANERA BREAD, CL A                                   2.4

VARIAN MEDICAL SYSTEMS                               2.4

L-3 COMMUNICATIONS HOLDINGS                          2.4

AMPHENOL, CL A                                       2.3

CH ROBINSON WORLDWIDE                                2.3

CITRIX SYSTEMS                                       2.3

O'REILLY AUTOMOTIVE                                  2.3

                        FUND SECTORS

                                                    % OF
SECTOR                                            PORTFOLIO
INFORMATION TECHNOLOGY                              26.0%

INDUSTRIAL                                          23.4

CONSUMER DISCRETIONARY                              16.4

HEALTH CARE                                         15.0

ENERGY                                               7.6

CONSUMER STAPLES                                     5.1

FINANCIALS                                           3.6

REGISTERED INVESTMENT COMPANY                        1.7

MATERIALS                                            1.2

*    EXCLUDES SHORT-TERM SECURITIES.

GENEVA MID CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Geneva Mid Cap Growth Fund (the "Fund") produced a total return of 7.91% (A shares without load). In comparison, the Fund's benchmark, the unmanaged Russell Midcap Growth Index, returned 11.64% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn took time to cycle through U.S. and world economies and eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

Although the Fund participated in the market advance, the reporting period was characterized by the significant outperformance of lower quality issues, as investors focused on companies that benefited most from the massive fiscal and monetary stimulus. However, a significant shift started to occur in the fourth quarter of 2009, when higher quality companies with real earnings and superior return metrics began to outperform lower quality stocks. Since the Fund invests in higher quality companies, it benefitted somewhat from this shift, but was unable to overcome the earlier outperformance of lower quality stocks.

The Fund's overweight to the information technology and energy sectors contributed to performance, while its underweight to the consumer discretionary and financial sectors detracted from performance. In the information technology sector, Cognizant Technology Solutions and Flir Systems were top contributors to performance, as was Varian Medical Systems in the health care sector.

Specific stocks that led to the Fund's underperformance during the reporting period were FTI Consulting in the industrial sector, McAfee Inc. in the information technology sector and Range Resources in the energy sector.

14  HIGHMARK(R) FUNDS

HIGHMARK GENEVA MID CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA MID-CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA  CAPITAL
MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA MID CAP GROWTH FUND VERSUS THE RUSSELL MID-CAP GROWTH INDEX AND MORNINGSTAR MID-CAP GROWTH CATEGORY.

                        Geneva Mid Cap
                     Growth Fund Class A   Russell Mid-Cap   Morningstar Mid-Cap
                            Shares         Growth Index++      Growth Category
                     -------------------   ---------------   -------------------
7/99                       $  9,450            $ 10,000           $10,000
7/00                       $ 11,367            $ 14,376           $14,700
7/01                       $ 11,570            $  9,803           $10,878
7/02                       $ 10,105            $  6,991           $ 7,807
7/03                       $ 11,136            $  8,610           $ 9,027
7/04                       $ 12,888            $  9,883           $ 9,992
7/05                       $ 16,086            $ 12,419           $12,230
7/06                       $ 16,491            $ 12,789           $12,521
7/07                       $ 18,764            $ 15,525           $15,217
7/08                       $ 18,526            $ 14,296           $14,008
7/09                       $ 15,393            $ 11,169           $10,816
1/10                       $ 16,611            $ 12,469           $11,868

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------------------
                                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                               SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE      EXPENSE    EXPENSE
                                RETURN     RETURN(1)    RETURN       RETURN       RETURN     INCEPTION     RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                 8.11%       36.41%+    -2.49%+       2.87%+       5.02%+        5.06%+     1.29%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares                   7.91%       36.16%     -2.55%        2.83%        5.00%         5.04%      1.54%      1.40%
-----------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*           1.95%       28.71%     -4.37%        1.68%        4.40%         4.51%      1.54%      1.40%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares                   7.64%       35.24%     -3.24%        2.08%        4.22%         4.29%      2.04%      2.00%
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load*           2.64%       30.24%     -4.16%        1.71%        4.22%         4.29%      2.04%      2.00%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares                   7.62%       35.27%     -3.26%        2.07%        4.28%+        4.40%+     2.04%      2.00%
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**          6.62%       34.27%     -3.26%        2.07%        4.28%+        4.40%+     2.04%      2.00%
-----------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Class A Shares from January 4, 1999 with the performance of Class C Shares on May 8, 2000 and the performance of Fiduciary Shares on June 26, 2009. With respect to Class C Shares, Class A Share performance has been adjusted for the maximum CDSC applicable to Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to the Class; with those adjustments, performance would be lower than that shown. With respect to Fiduciary Shares, Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*    Reflects 5.50% front-end sales charge.

**   Reflects maximum CDSC of 1.00%.

(1) On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Geneva Growth Fund (see Note 9 in notes to financial statements). The fiscal year end of North Track Geneva Growth Fund, the predecessor fund to HighMark Geneva Mid-Cap Growth Fund, was October 31. The fiscal year end of the successor HighMark Fund is July
     31. Fiduciary Shares commenced investment operations on June 26, 2009. Fiduciary returns, from commencement of investment operations through July 31, 2009, can be found in the financial highlights section of this report.

                                                           HIGHMARK(R) FUNDS  15

                        TOP TEN HOLDINGS

                                                   % OF
COMPANY*                                         PORTFOLIO
F5 NETWORKS                                         3.4%

IDEXX LABORATORIES                                  3.3

ANSYS                                               3.0

PANERA BREAD, CL A                                  3.0

LKQ                                                 2.8

FACTSET RESEARCH SYSTEMS                            2.6

MONRO MUFFLER BRAKE                                 2.5

TECHNE                                              2.5

KNIGHT TRANSPORTATION                               2.5

ST. MARY LAND & EXPLORATION                         2.4

                        FUND SECTORS

                                                   % OF
SECTOR                                           PORTFOLIO
INFORMATION TECHNOLOGY                             23.1%

HEALTH CARE                                        22.6

INDUSTRIAL                                         20.4

CONSUMER DISCRETIONARY                             19.5

ENERGY                                              6.5

FINANCIALS                                          4.2

MATERIALS                                           1.6

REGISTERED INVESTMENT COMPANY                       1.3

TELECOMMUNICATION SERVICES                          0.8

*     EXCLUDES SHORT-TERM SECURITIES.

GENEVA SMALL CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Geneva Small Cap Growth Fund (the "Fund") produced a total return of 5.36% (A shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Growth Index, returned 7.05% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn took time to cycle through U.S. and world economies and eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in broad-based participation in the markets' advance during the reporting period.

The Fund's reporting period was characterized by the significant outperformance of lower quality issues, as investors focused on companies that benefited most from the massive fiscal and monetary stimulus. However, a significant shift started to occur in the fourth quarter of 2009, when higher quality companies with real earnings and superior return metrics began to outperform lower quality stocks. Since the Fund invests in higher quality companies, it benefited somewhat from this shift, but was unable to overcome the earlier outperformance of lower quality stocks.

Sectors that contributed to the Fund's performance include energy and information technology, with T-3 Energy Services and Whiting Petroleum Corp. among the top performing stocks.

Sectors that detracted from the Fund's performance include the financials and industrials sectors. Huron Consulting in the industrials sector and Private Bancorp in the financial sector were among the Fund's largest detractors for the reporting period.

16  HIGHMARK(R) FUNDS

HIGHMARK GENEVA SMALL CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA SMALL CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA  CAPITAL
MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

                          [LINE GRAPH]

             HighMark Geneva                     Morningstar
             Small Cap Growth    Russell 2000    Small Growth
              Class A Shares    Growth Index++     Category
             ----------------   --------------   ------------
6/12/09          $ 9,450            $10,000         $10,000
7/09             $10,350            $10,483         $10,491
8/09             $10,339            $10,586         $10,665
9/09             $10,939            $11,281         $11,381
10/09            $10,519            $10,497         $10,709
11/09            $10,819            $10,822         $11,071
12/09            $11,459            $11,748         $11,938
1/10             $10,905            $11,222         $11,397

++   Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                            CUMULATIVE       GROSS         NET
                            SIX MONTH         SINCE         EXPENSE      EXPENSE
                             RETURN         INCEPTION+      RATIO++      RATIO++
--------------------------------------------------------------------------------
Fiduciary Shares              5.51%           9.20%          1.56%        1.39%
--------------------------------------------------------------------------------
Class A Shares                5.36%           9.05%          1.81%        1.64%
--------------------------------------------------------------------------------
Class A Shares w/load*       -0.41%           3.07%          1.81%        1.64%
--------------------------------------------------------------------------------
Class C Shares                5.03%           8.65%          2.31%        2.24%
--------------------------------------------------------------------------------
Class C Shares w/load**       4.03%           7.65%          2.31%        2.24%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

 +    Commenced investment operations on June 12, 2009.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  17

                        TOP TEN HOLDINGS+

                                                   % OF
COMPANY*                                         PORTFOLIO
BANCO SANTANDER                                     1.3%

GLAXOSMITHKLINE                                     1.1

NESTLE                                              1.1

BP                                                  1.1

AMERICAN MOVIL, ADR, SER L                          1.0

TELEFONICA                                          1.0

ROCHE HOLDING                                       1.0

SANOFI-AVENTIS                                      1.0

TOTAL                                               0.9

PETROLEO BRASILIERO, ADR                            0.9

                        FUND SECTORS+

                                                   % OF
SECTOR                                           PORTFOLIO
FINANCIALS                                         22.5%

INDUSTRIAL                                         10.7

ENERGY                                              9.8

MATERIALS                                           9.7

CONSUMER STAPLES                                    9.1

CONSUMER DISCRETIONARY                              8.5

HEALTH CARE                                         7.9

TELECOMMUNICATION SERVICES                          6.7

INFORMATION TECHNOLOGY                              6.2

UTILITIES                                           4.8

REGISTERED INVESTMENT COMPANIES                     2.1

REPURCHASE AGREEMENT                                2.0

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL OPPORTUNITIES FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, Highmark International Opportunities Fund (the "Fund") produced a total return of 6.77% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged MSCI All-Country World ex-U.S. Index (gross) ("ACWI ex-U.S."), returned 7.68% for the same period.

FACTORS AFFECTING PERFORMANCE

During most of the first five months covered by this report, international stocks, led by the emerging markets, continued to participate in last year's global equity market rally. However, concerns about sovereign debt risk became a critical theme toward the end of the period. The equity markets sustained a dramatic sell-off in January as the impact of Dubai's near-default in November coupled with the "PIIGS" (Portugal, Ireland, Italy, Greece and Spain) crisis heightened investors' scrutiny on government debt and ongoing deficits. Another indication of the anxiety in the marketplace was the U.S. dollar's strength from November onward. Akin to the safe-haven status the dollar enjoyed in 2008 in the wake of Lehman Brother's downfall, the U.S. dollar rose 7.3% versus the euro in December and January.

Emerging markets as a whole slightly outperformed the developed markets. Returns within developed markets ranged from better than 15% returns for Norway, Belgium and Australia to flat results from Japan to losses in Spain, Hong Kong and Greece. Top performing emerging markets were Eastern European and Latin American. These countries, developed or emerging, that excelled for the period tended to do so due to an increased premium on quality earnings (as opposed to the "junk" rally of early 2009) or because they were materials-driven markets whose exports were in demand by strong-growing China.

The Fund underperformed its benchmark for the six-month period. Country allocation was a slight benefit to the portfolio for the period, driven by underweight positions in Canada and Japan and overweight positions in several of the emerging Eastern European markets. The Fund's underweight position in Australia and overweight position in Hong Kong detracted from performance. Security selection (particularly in Japan and the U.K., the Fund's two largest markets) also detracted from overall results.

18  HIGHMARK(R) FUNDS

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
ANTHONY R. CRADDOCK
BAILARD, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
ERIC P. LEVE
BAILARD, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
PETER M. HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-U.S. INDEX GROSS AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

          HighMark International    HighMark International    MCSI All-Country      Morningstar
            Opportunities Fund        Opportunities Fund         World ex-US       Foreign Large
              Class M Shares            Class A Shares+         Index Gross++     Blend Category
          ----------------------    ----------------------    ----------------    --------------
7/99              $10,000                   $ 9,450                $10,000             $10,000
7/00              $11,006                   $10,357                $11,055             $10,980
7/01              $ 8,337                   $ 7,815                $ 8,534             $ 8,395
7/02              $ 7,119                   $ 6,631                $ 7,213             $ 7,033
7/03              $ 7,873                   $ 7,308                $ 7,828             $ 7,579
7/04              $ 9,761                   $ 9,022                $ 9,773             $ 9,405
7/05              $12,371                   $11,387                $12,157             $11,628
7/06              $15,831                   $14,529                $15,149             $14,323
7/07              $20,498                   $18,742                $19,383             $17,703
7/08              $18,438                   $16,812                $17,580             $15,690
7/09              $13,727                   $12,479                $13,906             $12,083
1/10              $14,656                   $13,312                $14,974             $12,767

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE      EXPENSE   EXPENSE
                             RETURN     RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------------------
Fiduciary Shares              6.67%     38.23%       -7.06%       4.69%+       2.21%+      7.27%+       1.57%    1.48%
-----------------------------------------------------------------------------------------------------------------------
Class A Shares                6.67%     38.07%       -7.22%       4.46%+       1.97%+      7.01%+       1.82%    1.63%
-----------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*        0.78%     30.45%       -8.94%       3.29%+       1.39%+      6.81%+       1.82%    1.63%
-----------------------------------------------------------------------------------------------------------------------
Class C Shares                6.36%     36.94%       -7.87%       3.75%+       1.38%+      6.44%+       2.32%    2.32%
-----------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**       5.36%     35.94%       -7.87%       3.75%+       1.38%+      6.44%+       2.32%    2.32%
-----------------------------------------------------------------------------------------------------------------------
Class M Shares                6.77%     38.37%       -6.94%       4.78%        2.35%       7.44%        1.32%    1.32%
-----------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

 + The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  19

                     TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                         PORTFOLIO
CISCO SYSTEMS                                       4.3%

APPLE                                               3.9

GOOGLE, CL A                                        3.8

MICROSOFT                                           3.5

WAL-MART STORES                                     3.0

ORACLE                                              2.8

COCA-COLA                                           2.8

JOHNSON & JOHNSON                                   2.8

PHILIP MORRIS INTERNATIONAL                         2.7

PRAXAIR                                             2.5

                       FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
INFORMATION TECHNOLOGY                             29.6%

HEALTH CARE                                        14.1

CONSUMER STAPLES                                   12.9

INDUSTRIAL                                         10.3

CONSUMER DISCRETIONARY                              9.5

MATERIALS                                           8.1

ENERGY                                              7.1

FINANCIALS                                          4.3

REGISTERED INVESTMENT COMPANY                       2.3

UTILITIES                                           1.8

 *    EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Large Cap Growth Fund (the "Fund") produced a total return of 8.47% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Growth Index, returned 9.85% over the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

The technology sector performed well, significantly outpacing the broader market and leading all sectors for much of the reporting period. The Fund's overweight in technology and underweight in telecommunications contributed to performance, with the Fund's positions in Apple Inc. and Google Inc. acting as top performers. Within the energy sector, independent oil and gas producer EOG was a top contributor to performance, as was deep water oil driller Tenaris.

However, the consumer sector of the portfolio was negatively impacted by one of our larger holdings, CVS Caremark, and the management and operational issues the company experienced. Also, after a very strong six months, Goldman Sachs's performance flattened during the fourth quarter, thus detracting from performance. As a result, the Fund underperformed its benchmark for the reporting period.

20  HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

                                  [LINE GRAPH]

         Highmark Large Cap   Highmark Large Cap
             Growth Fund          Growth Fund      Morningstar Large   Russell 1000
          Fiduciary Shares      Class A Shares        Growth Category  Growth Index++
         ------------------   ------------------   -----------------   --------------
7/99           $10,000              $ 9,450             $10,000            $10,000
7/00           $11,113              $10,478             $12,712            $12,438
7/01           $ 6,033              $ 5,676             $ 8,965            $ 8,077
7/02           $ 4,539              $ 4,266             $ 6,411            $ 5,755
7/03           $ 5,043              $ 4,714             $ 7,134            $ 6,424
7/04           $ 5,217              $ 4,872             $ 7,623            $ 6,971
7/05           $ 6,008              $ 5,596             $ 8,755            $ 7,881
7/06           $ 6,132              $ 5,697             $ 8,724            $ 7,822
7/07           $ 7,022              $ 6,502             $10,296            $ 9,344
7/08           $ 6,411              $ 5,922             $ 9,603            $ 8,757
7/09           $ 5,124              $ 5,140             $ 7,682            $ 7,218
1/10           $ 5,558              $ 5,567             $ 8,336            $ 7,929

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------------
                                                         ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                  SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                                    RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    8.47%      34.22%      -4.00%        1.63%       -5.90%       3.66%       1.18%     1.03%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares                      8.32%      33.71%      -4.26%        1.35%       -6.14%       3.46%+      1.43%     1.28%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*              2.37%      26.45%      -6.05%        0.21%       -6.67%       3.10%+      1.43%     1.28%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares                      7.90%      32.94%      -4.77%        0.76%       -6.72%       2.99%+      1.93%     1.88%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**             2.90%      27.94%      -5.73%        0.37%       -6.72%       2.99%+      1.93%     1.88%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares                      7.98%      32.85%      -4.82%        0.75%       -6.72%       3.09%+      1.93%     1.88%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***            6.98%      31.85%      -4.82%        0.75%       -6.72%       3.09%+      1.93%     1.88%
------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Flavia Araujo, co-portfolio manager; David Dillon, co-portfolio manager and Robert Kang, co-portfolio manager.

                                                           HIGHMARK(R) FUNDS  21

                        TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                         PORTFOLIO
EXXON MOBIL                                         5.5%

CHEVRON                                             3.8

WELLS FARGO                                         3.3

AT&T                                                3.2

JPMORGAN CHASE                                      2.8

CONOCOPHILLIPS                                      2.4

PFIZER                                              2.3

TRAVELERS                                           1.5

WELLPOINT                                           1.5

MARATHON OIL                                        1.4

                        FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
FINANCIALS                                         24.4%

ENERGY                                             17.6

INDUSTRIAL                                         10.4

HEALTH CARE                                         9.9

CONSUMER DISCRETIONARY                              8.9

INFORMATION TECHNOLOGY                              6.7

UTILITIES                                           6.3

CONSUMER STAPLES                                    5.6

TELECOMMUNICATION SERVICES                          5.4

MATERIALS                                           3.9

REPURCHASE AGREEMENT                                0.9

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP VALUE FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Large Cap Value Fund (the "Fund") produced a total return of 7.97% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 10.70% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

As an investment style, large-cap value beat the broad market over the reporting period. The sectors that contributed to the broad market's performance include consumer durables, capital goods, and consumer discretionary. Stocks in the telecommunications, utilities and technology sectors lagged.

The underperformance of the Fund for the period was the result of its stock selection, or, more specifically, its measures of management and momentum. Earlier in the period indications of share issuance (a historically negative management signal that the Fund does not favor) was a consistent predictor of positive returns. Similarly, the Fund's gauge of momentum was reversed when stocks with poor earnings power experienced huge gains, in direct contradiction to prior trends.

22  HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
THEODORE ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
GINA MOORE
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

             HighMark Large Cap   HighMark Large Cap
                  Value Fund          Value Fund         Morningstar Large   Russell 1000
               Fiduciary Shares     Class A Shares         Value Category    Value Index++
             ------------------   -------------------    -----------------   -------------
7/99                $10,000             $ 9,450               $10,000           $10,000
7/00                $ 9,033             $ 8,516               $ 9,692           $ 9,501
7/01                $ 8,772             $ 8,242               $10,678           $10,331
7/02                $ 6,639             $ 6,219               $ 8,651           $ 8,550
7/03                $ 7,121             $ 6,661               $ 9,386           $ 9,469
7/04                $ 8,567             $ 7,994               $10,821           $11,144
7/05                $10,397             $ 9,680               $12,530           $13,264
7/06                $11,522             $10,699               $13,559           $14,802
7/07                $12,950             $11,992               $11,620           $12,808
7/08                $10,923             $10,093               $ 9,875           $10,867
7/09                $ 8,801             $ 8,106               $11,864           $ 8,374
1/10                $ 9,502             $ 8,747               $13,031           $ 9,270

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE      EXPENSE   EXPENSE
                              RETURN     RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares              7.97%       23.41%     -10.02%       -0.26%        0.37%       8.90%       1.11%     1.00%
------------------------------------------------------------------------------------------------------------------------
Class A Shares                7.91%       23.15%     -10.23%       -0.51%        0.12%       8.77%+      1.36%     1.25%
------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*        1.94%       16.41%     -11.92%       -1.64%       -0.45%       8.54%+      1.36%     1.25%
------------------------------------------------------------------------------------------------------------------------
Class B Shares                7.57%       22.42%     -10.79%       -1.13%       -0.52%       8.45%+      1.86%     1.85%
------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**       2.57%       17.42%     -11.62%       -1.50%       -0.52%       8.45%+      1.86%     1.85%
------------------------------------------------------------------------------------------------------------------------
Class C Shares                7.59%       22.36%     -10.79%       -1.13%       -0.51%       8.53%+      1.86%     1.85%
------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***      6.59%       21.36%     -10.79%       -1.13%       -0.51%       8.53%+      1.86%     1.85%
------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Stefani Cranston, co-portfolio manager and R. Brian Wenzinger, co-portfolio manager.

                                                           HIGHMARK(R) FUNDS  23

                        TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                         PORTFOLIO
APPLE                                               6.6%

INTERNATIONAL BUSINESS MACHINES                     4.2

LOCKHEED MARTIN                                     2.6

MILLIPORE                                           2.4

GOODRICH                                            2.1

AMGEN                                               2.0

GENZYME                                             1.9

BIOGEN IDEC                                         1.8

NOVARTIS AG, ADR                                    1.8

RAYTHEON                                            1.8

                        FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
INFORMATION TECHNOLOGY                             72.4%

HEALTH CARE                                        20.0

INDUSTRIAL                                          6.5

TELECOMMUNICATION SERVICES                          1.1

*     EXCLUDES SHORT-TERM SECURITIES.

NYSE ARCA TECH 100 INDEX FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark NYSE Arca Tech 100 Index Fund (the "Fund") produced a total return of 6.80% (A shares without load). In comparison, the Fund's benchmark, the NYSE/Arca Tech 100 Index, returned 7.07% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

The Fund is passively managed to the Index, so performance differences between the Fund and its benchmark are primarily the result of fund expenses and investor capital flows. The Fund's largest exposure to an individual sector was the 19.3% allocation to software (average of total assets), which contributed to performance. The Fund's second largest sector exposure, a 17.8% average allocation to computer and peripheral stocks, was also a contributor to the Fund's performance. However, an 11.9% allocation to semiconductor equipment and producers underperformed and detracted from performance.

The Fund carried a 6.06% (of total assets) average allocation to Apple Inc. and the stock increased 17.55% over the performance reporting period. The Fund also carried a 1.38% average investment in F5 Networks, and the stock increased 33.16% over the performance reporting period.

The Fund's 1.32% investment in Digital River Inc. declined 28.9% over the period, detracting from performance. The Fund invested 1.67% of its total holdings in McAffee Inc., which fell 15.4% over the six month period and also detracted from performance.

License Information

"Archipelago(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCA(SM)" and "NYSE Arca Tech 100(SM)" are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE Arca Tech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

24  HIGHMARK(R) FUNDS

HIGHMARK NYSE ARCA TECH 100 INDEX FUND INVESTMENT OBJECTIVE

HIGHMARK NYSE ARCA TECH 100 INDEX FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NYSE ARCA TECH 100 INDEX FUND VERSUS THE NYSE ARCA TECH 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

                                  [LINE GRAPH]

                HighMark NYSE Arca                                  Morningstar
                  Tech 100 Index               NYSE Arca             Technology
                  Class A Shares           Tech 100 Index++           Category
                ------------------         ----------------         -----------
7/99                  $ 9,450                   $10,000               $10,000
7/00                  $16,087                   $17,230               $18,269
7/01                  $10,675                   $11,537               $ 8,495
7/02                  $ 6,969                   $ 7,605               $ 4,645
7/03                  $ 9,051                   $ 9,953               $ 5,887
7/04                  $10,209                   $11,311               $ 6,191
7/05                  $12,120                   $13,517               $ 7,235
7/06                  $11,511                   $12,910               $ 7,045
7/07                  $13,953                   $15,717               $ 8,981
7/08                  $13,086                   $14,788               $ 8,035
7/09                  $11,456                   $12,997               $ 7,121
1/10                  $12,235                   $13,916               $ 7,727

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR      3 YEAR       5 YEAR      10 YEAR        SINCE     EXPENSE   EXPENSE
                              RETURN    RETURN(1)     RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares               6.94%      37.23%+     -2.71%+       1.84%+       -1.97%+      9.58%+      0.94%     0.83%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares                 6.80%      37.06%      -2.76%        1.82%        -1.98%       9.57%       1.19%     1.08%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*         0.94%      29.52%      -4.57%        0.68%        -2.53%       9.12%       1.19%     1.08%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares                 6.48%      36.09%      -3.48%        1.07%        -2.71%       8.89%+      1.69%     1.68%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**        1.48%      31.09%      -4.45%        0.69%        -2.71%       8.89%+      1.69%     1.68%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares                 6.46%      36.06%      -3.47%        1.07%        -2.68%+      9.00%+      1.69%     1.68%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***       5.46%      35.06%      -3.47%        1.07%        -2.68%+      9.00%+      1.69%     1.68%
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND'S INVESTMENT IN TECHNOLOGY-RELATED COMPANIES EXPOSES THE FUND TO RISKS ASSOCIATED WITH ECONOMIC CONDITIONS IN THE TECHNOLOGY MARKET TO A GREATER EXTENT THAN FUNDS NOT CONCENTRATED IN THE TECHNOLOGY SECTOR. DUE TO INTENSE GLOBAL COMPETITION, A LESS DIVERSIFIED PRODUCT LINE, AND OTHER FACTORS, COMPANIES THAT DEVELOP AND/OR RELY ON TECHNOLOGY COULD BECOME INCREASINGLY SENSITIVE TO DOWNSWINGS IN THE ECONOMY. IN THE PAST, SUCH COMPANIES HAVE ALSO EXPERIENCED VOLATILE SWINGS IN DEMAND FOR THEIR PRODUCTS AND SERVICES DUE TO CHANGING ECONOMIC CONDITIONS, RAPID TECHNOLOGICAL ADVANCES AND SHORTER PRODUCT LIFE SPANS.

+ The performance presented links the performance of Class A Shares from June 10, 1996 with the performance of Class B Shares on July 27, 1998, Class C Shares on May 8, 2000 and Fiduciary Shares on July 23, 2009. With respect to Class B and C Shares, Class A Share performance has been adjusted for the maximum CDSC applicable to Class B and C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown. With respect to Fiduciary Shares, Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*     Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track NYSE Arca Tech 100 Index Fund (see
      Note 9 in notes to financial statements). The fiscal year end of North Track NYSE Arca Tech 100 Index Fund, the predecessor fund to HighMark NYSE Arca Tech 100 Index Fund, was October 31. The fiscal year end of the successor HighMark Fund is July 31. Fiduciary Shares commenced investment operations on July 23, 2009. Fiduciary returns, from commencement of investment operations through July 31, 2009, can be found in the financial highlights section of this report.

                                                           HIGHMARK(R) FUNDS  25

                        TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                          PORTFOLIO
COLUMBIA SPORTSWEAR                                  2.2%

BENCHMARK ELECTRONICS                                2.1

EL PASO ELECTRIC                                     1.8

TELETECH HOLDINGS                                    1.7

TIBCO SOFTWARE                                       1.7

MANHATTAN ASSOCIATES                                 1.5

PAR PHARMACEUTICAL                                   1.4

POLYONE                                              1.4

FIRST MIDWEST BANCORP                                1.4

ACTUANT, CL A                                        1.3

                        FUND SECTORS

                                                    % OF
SECTOR                                            PORTFOLIO
INFORMATION TECHNOLOGY                              20.0%

FINANCIALS                                          18.5

INDUSTRIAL                                          16.5

CONSUMER DISCRETIONARY                              15.1

HEALTH CARE                                         12.4

ENERGY                                               4.8

MATERIALS                                            4.3

UTILITIES                                            3.6

REPURCHASE AGREEMENT                                 1.9

CONSUMER STAPLES                                     1.6

TELECOMMUNICATION SERVICES                           1.3

*     EXCLUDES SHORT-TERM SECURITIES.

SMALL CAP ADVANTAGE FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Small Cap Advantage Fund (the "Fund") produced a total return of 10.93% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Index, returned 8.86% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn took time to cycle through U.S. and world economies and eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in broad-based participation in the markets' advance during the reporting period.

As is typical of the Fund's portfolio, contribution from sector overweights and underweights was marginal, detracting between 0.1% and 0.2% from performance. An underweight in financial services and materials hurt performance slightly in the beginning of the reporting period, while the Fund's underweights in consumer staples and utilities benefited from the weak performance in those sectors. However, the reverse was true towards the latter part of the reporting period. An underweight in consumer staples hurt performance slightly, while an underweight in financials and in materials benefited the Fund's performance.

Specific stocks that contributed to performance were Schweitzer-Maudit International in the tobacco sector, Oxford Industries in the retail sector, and Human Genome Sciences. In addition, Dollar Financial, a provider of financial services to lower-end consumers, reported strong results and contributed to performance.

Specific stocks that detracted from the Fund's performance included Centene, Molina Healthcare and Rehabcare Group in the health care sector, due not only to the debate over health care reform, but also the defensive nature of the stocks in a market that rewarded more economically sensitive industries and firms. Also, Palm Inc. under-performed in the technology sector due to disappointing sales of the new Pre phone and the successful launch of competing products. Despite this, the Fund outperformed its benchmark for the reporting period.

26  HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP ADVANTAGE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP ADVANTAGE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

           HighMark Small Cap   HighMark Small Cap   Morningstar
             Advantage Fund       Advantage Fund     Small Value     Russell
            Fiduciary Shares      Class A Shares      Category     2000 Index+
           ------------------   ------------------   -----------   -----------
3/1/07         $ 10,000              $ 9,452          $ 10,000       $ 10,000
7/07           $  9,415              $ 8,894          $  9,842       $  9,861
7/08           $  8,334              $ 7,850          $  8,673       $  9,199
7/09           $  6,009              $ 5,646          $  7,137       $  7,293
1/10           $  6,666              $ 6,251          $  7,965       $  7,939

+     Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------
                                                    ANNUALIZED    GROSS      NET
                             SIX MONTH   ONE YEAR     SINCE      EXPENSE   EXPENSE
                              RETURN      RETURN    INCEPTION     RATIO+    RATIO+
----------------------------------------------------------------------------------
Fiduciary Shares              10.93%      34.44%     -12.97%      1.85%     1.37%
----------------------------------------------------------------------------------
Class A Shares                10.72%      34.00%     -13.20%      2.10%     1.62%
----------------------------------------------------------------------------------
Class A Shares w/load*         4.60%      26.59%     -14.86%      2.10%     1.62%
----------------------------------------------------------------------------------
Class C Shares                10.40%      33.16%     -13.84%      2.60%     2.22%
----------------------------------------------------------------------------------
Class C Shares w/load**        9.40%      32.16%     -13.84%      2.60%     2.22%
----------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

+ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*     Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  27

                     TOP TEN HOLDINGS+

                                                    % OF
COMPANY*                                         PORTFOLIO
CABELA'S                                            1.5%

HRPT PROPERTIES TRUST REIT                          1.4

PAR PHARMACEUTICAL                                  1.4

GLATFELTER                                          1.3

STANCORP FINANCIAL GROUP                            1.3

UNIVERSAL HEALTH SERVICES, CL B                     1.3

DEL MONTE FOODS                                     1.3

POLARIS INDUSTRIES                                  1.3

STAGE STORES                                        1.3

ARTIC CAT                                           1.2

                       FUND SECTORS+

                                                    % OF
SECTOR                                           PORTFOLIO
FINANCIALS                                          28.3%

CONSUMER DISCRETIONARY                              16.2

INDUSTRIAL                                          15.6

INFORMATION TECHNOLOGY                              10.5

HEALTH CARE                                          8.2

UTILITIES                                            5.7

MATERIALS                                            4.9

ENERGY                                               4.8

CONSUMER STAPLES                                     4.6

TELECOMMUNICATION SERVICES                           1.2

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Small Cap Value Fund (the "Fund") produced a total return of 12.82% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Value Index, returned 10.63% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. For much of that period, small cap stocks performed well. Although the growth sector did outperform the value sector, somewhat counter intuitively, deep value stocks enjoyed a high level of success within the value universe. Deep value stocks are defined as stocks that have low price multiples with cash flow, earnings and book value. Since the Fund has a concentration in deep value stocks, it experienced solid performance overall.

Sectors that contributed to performance include materials, energy and real estate. Stock selection was also a factor in the Fund's performance, with HRPT Properties Trust in the office REIT sector, Quantum Data Storage in the technology sector and Sepracor in the health care sector all contributing to performance.

Although the energy sector and REIT sectors contributed positively to performance, the Fund's underweight in those sectors detracted slightly. Also, United Online in the technology sector, Dycom Industries in the industrials sector and Oriental Financial Group in the financials sector were top detractors from performance.

Despite this slight drag on performance, the Fund outperformed its benchmark for the reporting period.

28  HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER (1)
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

         HighMark Small Cap   HighMark Small Cap
             Value Fund           Value Fund       Morningstar Small    Russell 2000
          Fiduciary Shares      Class A Shares      Value Category      Value Index++
         ------------------   ------------------   -----------------    -------------
7/99          $ 10,000            $  9,450             $ 10,000           $ 10,000
7/00          $ 11,643            $ 10,968             $ 10,418           $ 12,041
7/01          $ 11,317            $ 10,628             $ 13,174           $ 14,901
7/02          $ 11,328            $ 10,610             $ 12,495           $ 14,080
7/03          $ 13,649            $ 12,749             $ 14,596           $ 16,701
7/04          $ 16,478            $ 15,353             $ 17,901           $ 20,514
7/05          $ 21,273            $ 19,772             $ 22,286           $ 25,996
7/06          $ 21,271            $ 19,730             $ 23,115           $ 27,797
7/07          $ 22,723            $ 21,028             $ 25,724           $ 29,929
7/08          $ 19,160            $ 17,679             $ 22,702           $ 26,951
7/09          $ 16,271            $ 14,977             $ 18,681           $ 21,380
1/10          $ 18,357            $ 16,872             $ 20,848           $ 23,653

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------------
                                                         ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                  SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                                    RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    12.82%     57.29%       -8.83%      -0.54%        5.41%       7.62%       1.58%     1.37%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares                      12.65%     56.89%       -9.06%      -0.78%        5.14%       7.33%       1.83%     1.62%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*               6.42%     48.17%      -10.77%      -1.89%        4.55%       6.80%       1.83%     1.62%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares                      12.39%     56.02%       -9.61%      -1.39%        4.48%       6.68%       2.33%     2.22%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**              7.39%     51.02%      -10.32%      -1.64%        4.48%       6.68%       2.33%     2.22%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares                      12.45%     56.02%       -9.60%      -1.38%        4.49%       6.79%+      2.33%     2.22%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***            11.45%     55.02%       -9.60%      -1.38%        4.49%       6.79%+      2.33%     2.22%
------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

  + The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Menno Vermeulen, co-portfolio manager, and Puneet Mansharamani, co-portfolio manager.

                                                           HIGHMARK(R) FUNDS  29

                     TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                         PORTFOLIO
MICROSOFT                                           4.6%

JPMORGAN CHASE                                      3.4

CHEVRON                                             3.2

EXXON MOBIL                                         3.2

BERKSHIRE HATHAWAY, CL B                            3.0

GENERAL ELECTRIC                                    2.9

MERCK                                               2.7

NESTLE                                              2.5

INTERNATIONAL BUSINESS MACHINES                     2.3

WALGREEN                                            2.1

                       FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
FINANCIALS                                         17.0%

CONSUMER STAPLES                                   15.1

INFORMATION TECHNOLOGY                             14.8

INDUSTRIAL                                         13.8

ENERGY                                             12.8

HEALTH CARE                                        10.4

CONSUMER DISCRETIONARY                              9.1

MATERIALS                                           2.9

UTILITIES                                           1.8

TELECOMMUNICATION SERVICES                          1.2

REGISTERED INVESTMENT COMPANY                       1.1

*     EXCLUDES SHORT-TERM SECURITIES.

VALUE MOMENTUM FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Value Momentum Fund (the "Fund") produced a total return of 11.40% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 9.87% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

The Fund outperformed its benchmark for the reporting period. The majority of this outperformance was driven by stock selection as opposed to sector selection. Stock selection within the consumer staples sector was a major contributor to the strong performance. Cadbury, one of the consumer staples holdings, received a takeover bid from Kraft, adding to the Fund's performance.

The Fund's largest holding, Microsoft (technology sector), was the largest contributor to overall performance during the period.

Specific stocks that detracted from the Fund's performance included Exxon Mobile in the energy sector and Boston Scientific in the health care sector. Exxon Mobil's weak performance was driven by an announced acquisition in the fourth quarter of 2009. Boston Scientific's third quarter results were weak, driven by market share losses from competitively inferior products.

30  HIGHMARK(R) FUNDS

HIGHMARK VALUE MOMENTUM FUND INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]

CO-PORTFOLIO  MANAGER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 INDEX, RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

          HighMark Value    HighMark Value
           Momentum Fund     Momentum Fund   Morningstar Large    Russell 1000   S&P 500
         Fiduciary Shares   Class A Shares   Value Category      Value Index++   Index++
         ----------------   --------------   -----------------   -------------   -------
7/99          $10,000           $ 9,450           $10,000           $10,000      $10,000
7/00          $10,447           $ 9,850           $ 9,692           $ 9,501      $10,897
7/01          $10,390           $ 9,771           $10,678           $10,331      $ 9,335
7/02          $ 8,305           $ 7,792           $ 8,651           $ 8,550      $ 7,130
7/03          $ 9,135           $ 8,551           $ 9,386           $ 9,469      $ 7,889
7/04          $10,569           $ 9,865           $10,821           $11,144      $ 8,928
7/05          $12,362           $11,507           $12,530           $13,264      $10,182
7/06          $13,514           $12,550           $13,559           $14,802      $10,730
7/07          $15,728           $14,568           $15,498           $16,797      $12,461
7/08          $13,685           $12,642           $13,170           $14,252      $11,079
7/09          $10,522           $ 9,696           $10,516           $10,983      $ 8,868
1/10          $11,722           $10,793           $11,550           $12,158      $ 9,743

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------------
                                                         ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                  SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                                    RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    11.40%     34.46%       -8.85%       0.24%        1.53%       8.39%       1.09%     1.02%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares                      11.31%     34.26%       -9.07%       0.00%        1.28%       8.18%+      1.34%     1.27%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*               5.16%     26.89%      -10.76%      -1.12%        0.71%       7.86%+      1.34%     1.27%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares                      11.00%     33.46%       -9.60%      -0.59%        0.65%       7.77%+      1.84%     1.84%
------------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**              6.00%     28.46%      -10.29%      -0.84%        0.65%       7.77%+      1.84%     1.84%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares                      10.97%     33.41%       -9.60%      -0.60%        0.64%       7.87%+      1.84%     1.84%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***             9.97%     32.41%       -9.60%      -0.60%        0.64%       7.87%+      1.84%     1.84%
------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND APRIL 2, 1992 (COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF STEPSTONE VALUE MOMENTUM FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

+ The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 5.00%.

***  Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  31

                       FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                            83.8%

EQUITY REGISTERED INVESTMENT
   COMPANIES                                        7.3

AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES                             6.4

FIXED INCOME REGISTERED
   INVESTMENT COMPANY                               1.3

AFFILIATED MONEY MARKET
   REGISTERED INVESTMENT COMPANY                    1.2

CAPITAL GROWTH ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Capital Growth Allocation Fund (the "Fund") produced a total return of 8.68% (Class A without load). In comparison, the Fund's benchmark of an 80/15/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index returned 8.49% over the same period.

FACTORS AFFECTING PERFORMANCE

Global equities rose during the first five months of the period, with the S&P 500 Index returning 9.87%. Value stocks outperformed growth stocks during the period. The Russell 1000 Value Index returned 10.70%, the Russell Mid Cap Value Index returned 15.20% and the Russell Small Value Index returned 10.63%, and all three indexes outperformed their growth counterparts. International stocks continued rising for the six-month period, with the MSCI EAFE Index returning 6.93% and the MSCI Emerging Markets Index returning 10.61%. Real Estate Investment Trusts (REITs) had the strongest six-month performance, returning 23.17%. Bonds did not fair as well, with the Barclay's Capital US Aggregate Bond Index returning 3.87%. High-yield bonds, however, posted an impressive return with the Barclays Capital U.S. Corporate High Yield Bond Index returning 15.78% for the six-month period.

For the six-month period, the Fund maintained a tactical asset allocation that was overweight in global equities and underweight in bonds compared to the Fund's target weights. The overweight position in equities and the underweight position in bonds and cash contributed significantly to the outperformance of the Fund versus its custom benchmark. The only appreciable change in the Fund's tactical allocation was to overweight value versus growth, as well as to add an allocation to REITs at the beginning of the third quarter. The Fund maintained tactical overweight exposures to small-cap stocks, emerging market equities, and technology.

During the six-month period, the Fund benefited from an overweight to U.S. equities, the value overweight, and the tilts to emerging market equities, technology, and REITs. Large value stocks outperformed growth stocks by 0.90%. Within the fixed income allocation, benefits were derived from holding funds that maintained a shorter duration than their benchmarks and from an overweight to high-yield bonds. However, for January 2010, the Fund's overweighted exposure to global equities detracted from performance, as all of the global equity categories posted negative returns, while all of the bond categories were slightly positive.

All of the underlying equity funds held in the portfolio during the six-month period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Value Momentum Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund, JP Morgan Small Cap Growth Fund, and Lazard Emerging Markets Equity Portfolio all outperformed their benchmarks. HighMark Fundamental Equity Fund, HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark Cognitive Value Fund, HighMark Geneva Mid Cap Growth Fund, HighMark International Opportunities Fund, Eaton Vance Income Fund of Boston and Morgan Stanley Institutional US REITs underperformed their benchmarks.

Overall, bonds did not fair as well as equities during the six-month period. HighMark Bond Fund and HighMark Short Term Bond Fund outperformed their benchmarks, while Eaton Vance Income Fund of Boston lagged its benchmark by less than 1%.

32  HIGHMARK(R) FUNDS

HIGHMARK CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 80% S&P 500 INDEX, 15% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

                   HighMark                                80/15/5                           Barclays      Citigroup Bond
                Capital Growth                          Hybrid of the                      Capital U.S.        3-Month
                  Allocation        Morningstar Large     following                       Aggregate Bond    Treasury Bill
              Fund Class A Shares    Blend Category        indexes:     S&P 500 Index++       Index++          Index++
             --------------------   -----------------   -------------   ---------------   --------------   --------------
10/12/04            $ 9,450              $10,000           $10,000          $10,000           $10,000          $10,000
7/05                $10,511              $11,268           $10,974          $11,159           $10,226          $10,192
7/06                $11,071              $11,827           $11,495          $11,759           $10,375          $10,613
7/07                $12,643              $13,697           $13,101          $13,656           $10,954          $11,150
7/08                $11,276              $12,219           $12,074          $12,142           $11,628          $11,490
7/09                $ 9,282              $ 9,812           $10,293          $ 9,718           $12,541          $11,565
1/10                $10,088              $10,727           $11,167          $10,677           $13,026          $11,572

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                         ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                  SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                                    RETURN     RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    8.81%      33.81%      -6.50%       0.49%+       1.40%+      1.80%     1.32%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                      8.68%      33.49%      -6.74%       0.33%        1.24%       2.05%     1.57%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*              2.70%      26.15%      -8.48%      -0.80%        0.17%       2.05%     1.57%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                      8.34%      32.64%      -7.38%      -0.38%        0.53%       2.54%     2.27%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load**             7.34%      31.64%      -7.38%      -0.38%        0.53%       2.54%     2.27%
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *  Reflects 5.50% front-end sales charge.

 **  Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  33

                                  FUND SECTORS

                                                          % OF
SECTOR                                                  PORTFOLIO
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                   91.0%

EQUITY REGISTERED INVESTMENT
   COMPANIES                                               8.7

AFFILIATED MONEY MARKET
   REGISTERED INVESTMENT COMPANY                           0.3

DIVERSIFIED EQUITY ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Diversified Equity Allocation Fund (the "Fund") produced a total return of 9.19% (Class A without load). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 9.87% over the same period.

FACTORS AFFECTING PERFORMANCE

Global equities rose during the first five months of the period, with the S&P 500 Index returning 9.87%. Value stocks outperformed growth stocks during the period. The Russell 1000 Value Index returned 10.70%, the Russell Mid Cap Value Index returned 15.20% and the Russell Small Value Index returned 10.63%, and all three indexes outperformed their growth counterparts. International stocks continued rising for the six-month period, with the MSCI EAFE Index returning 6.93% and the MSCI Emerging Markets Index returning 10.61%. Real Estate Investment Trusts (REITs) had the strongest six-month performance, returning 23.17%.

For the six-month period, the Fund maintained a tactical asset allocation that was overweight in global equities compared to the Fund's target weights. The overweight position in equities and the underweight position in cash contributed significantly to the outperformance of the Fund versus its custom benchmark. The only appreciable change in the Fund's tactical allocation was to overweight value versus growth, as well as to add an allocation to REITs at the beginning of the third quarter. The Fund maintained tactical overweight exposures to small-cap stocks, emerging market equities, and technology.

During the six-month period, the Fund benefited from an overweight to U.S. equities, the value overweight, and the tilts to emerging market equities, technology, and REITs. Large value stocks outperformed growth stocks by 0.90%. However, for January 2010, the Fund's overweighted exposure to global equities detracted from performance, as all of the global equity categories posted negative returns.

All of the underlying equity funds held in the portfolio during the six-month period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Value Momentum Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund, JP Morgan Small Cap Growth Fund, and Lazard Emerging Markets Equity Portfolio all outperformed their benchmarks. HighMark Fundamental Equity Fund, HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark Cognitive Value Fund, HighMark Geneva Mid Cap Growth Fund, HighMark International Opportunities Fund, and Morgan Stanley Institutional US REITs underperformed their benchmarks.

34  HIGHMARK(R) FUNDS

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

              HighMark Diversified                     Morningstar
             Equity Allocation Fund                    Large Blend
                 Class A Shares       S&P 500 Index+    Category
             ----------------------   --------------   -----------
11/15/06             $ 9,450             $ 10,000        $ 10,000
7/07                 $10,010             $ 10,549        $ 10,612
7/08                 $ 8,757             $  9,379        $  9,466
7/09                 $ 7,013             $  7,507        $  7,601
1/10                 $ 7,657             $  8,248        $  8,310

+     Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------
                                                    ANNUALIZED   ANNUALIZED    GROSS      NET
                             SIX MONTH   ONE YEAR     3 YEAR        SINCE     EXPENSE   EXPENSE
                              RETURN      RETURN      RETURN      INCEPTION    RATIO+    RATIO+
-----------------------------------------------------------------------------------------------
Fiduciary Shares               9.35%      35.88%      -7.76%       -6.14%      3.22%     1.35%
-----------------------------------------------------------------------------------------------
Class A Shares                 9.19%      35.69%      -7.97%       -6.34%      3.47%     1.60%
-----------------------------------------------------------------------------------------------
Class A Shares w/load*         3.21%      28.28%      -9.69%       -7.97%      3.47%     1.60%
-----------------------------------------------------------------------------------------------
Class C Shares                 8.83%      34.72%      -8.62%       -7.01%      3.97%     2.30%
-----------------------------------------------------------------------------------------------
Class C Shares w/load**        7.83%      33.72%      -8.62%       -7.01%      3.97%     2.30%
-----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  35

                        FUND SECTORS

                                                    % OF
SECTOR                                            PORTFOLIO
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                             64.9%

AFFILIATED FIXED INCOME
   REGISTERED INVESTMENT
   COMPANIES                                        23.8

EQUITY REGISTERED INVESTMENT
   COMPANIES                                         5.6

AFFILIATED MONEY MARKET
   REGISTERED INVESTMENT COMPANY                     3.1

FIXED INCOME REGISTERED
   INVESTMENT COMPANY                                2.6

GROWTH & INCOME ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Growth & Income Allocation Fund (the "Fund") produced a total return of 7.69% (Class A without load). In comparison, the Fund's benchmark of a 60/35/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index returned 7.33% over the same period.

FACTORS AFFECTING PERFORMANCE

Global equities rose during the first five months of the period, with the S&P 500 Index returning 9.87%. Value stocks outperformed growth stocks during the period. The Russell 1000 Value Index returned 10.70%, the Russell Mid Cap Value Index returned 15.20% and the Russell Small Value Index returned 10.63%, and all three indexes outperformed their growth counterparts. International stocks continued rising for the six-month period, with the MSCI EAFE Index returning 6.93% and the MSCI Emerging Markets Index returning 10.61%. Real Estate Investment Trusts (REITs) had the strongest six-month performance, returning 23.17%. Bonds did not fair as well, with the Barclays Capital US Aggregate Bond Index returning 3.87%. High-yield bonds, however, posted an impressive return with the Barclays Capital U.S. Corporate High Yield Bond Index returning 15.78% for the six-month period.

For the six-month period, the Fund maintained a tactical asset allocation that was overweight in global equities and underweight in bonds compared to the Fund's target weights. The overweight position in equities and the underweight position in bonds and cash contributed significantly to the outperformance of the Fund versus its custom benchmark. The only appreciable change in the Fund's tactical allocation was to overweight value versus growth, as well as to add an allocation to REITs at the beginning of the third quarter. The Fund maintained tactical overweight exposures to small-cap stocks, emerging market equities, and technology.

During the six-month period, the Fund benefited from an overweight to U.S. equities, the value overweight, and the tilts to emerging market equities, technology, and REITs. Large value stocks outperformed growth stocks by 0.90%. Within the fixed income allocation, benefits were derived from holding funds that maintained a shorter duration than their benchmarks and from an overweight to high-yield bonds. However, for January 2010, the Fund's overweighted exposure to global equities detracted from performance, as all of the global equity categories posted negative returns, while all of the bond categories were slightly positive.

All of the underlying equity funds held in the portfolio during the six-month period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Value Momentum Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund, JP Morgan Small Cap Growth Fund, and Lazard Emerging Markets Equity Portfolio all outperformed their benchmarks. HighMark Fundamental Equity Fund, HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark Cognitive Value Fund, HighMark Geneva Mid Cap Growth Fund, HighMark International Opportunities Fund, Eaton Vance Income Fund of Boston and Morgan Stanley Institutional US REITs underperformed their benchmarks.

Overall, bonds did not fair as well as equities during the six-month period. HighMark Bond Fund and HighMark Short Term Bond Fund outperformed their benchmarks, while Eaton Vance Income Fund of Boston lagged its benchmark by less than 1%.

36  HIGHMARK(R) FUNDS

HIGHMARK GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX, 35% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

                  HighMark Growth                                                                Barclays Capital  Citigroup 3-Month
                & Income Allocation  Morningstar Moderate     60/35/5 Hybrid of       S&P 500      US Aggregate       US Treasury
                Fund Class A Shares   Allocation Category   the following indexes:    Index++      Bond Index++       Bill Index++
                -------------------  --------------------   ----------------------  -----------  ----------------  -----------------
 10/12/04             $ 9,450              $10,000                $10,000             $10,000         $10,000           $10,000
 7/05                 $10,286              $10,992                $10,792             $11,159         $10,226           $10,192
 7/06                 $10,740              $11,534                $11,223             $11,759         $10,375           $10,613
 7/07                 $12,039              $12,953                $12,554             $13,656         $10,952           $11,150
 7/08                 $11,146              $12,155                $11,997             $12,142         $11,626           $11,490
 7/09                 $ 9,776              $10,723                $10,889             $ 9,719         $12,538           $11,565
 1/10                 $10,528              $11,575                $11,687             $10,678         $13,024           $11,572

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                             RETURN      RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares              7.85%      28.72%      -3.54%       1.56%+       2.22%+      1.74%     1.26%
-----------------------------------------------------------------------------------------------------------
Class A Shares                7.69%      28.36%      -3.78%       1.39%        2.06%       1.99%     1.51%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*        1.76%      21.28%      -5.58%       0.24%        0.98%       1.99%     1.51%
-----------------------------------------------------------------------------------------------------------
Class C Shares                7.30%      27.50%      -4.46%       0.68%        1.34%       2.49%     2.21%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load**       6.30%      26.50%      -4.46%       0.68%        1.34%       2.49%     2.21%
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  37

                        FUND SECTORS

                                                    % OF
SECTOR                                            PORTFOLIO
AFFILIATED FIXED INCOME
   REGISTERED INVESTMENT COMPANIES                  50.6%

AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                             37.8

FIXED INCOME REGISTERED
   INVESTMENT COMPANY                                4.6

AFFILIATED MONEY MARKET
   REGISTERED INVESTMENT COMPANY                     4.1

EQUITY REGISTERED INVESTMENT
   COMPANIES                                         2.9

INCOME PLUS ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Income Plus Allocation Fund (the "Fund") produced a total return of 6.16% (Class A without load). In comparison, the Fund's benchmark of a 30/60/10% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index returned 5.32% over the same period.

FACTORS AFFECTING PERFORMANCE

Global equities rose during the five months of the period, with the S&P 500 Index returning 9.87%. Value stocks outperformed growth stocks during the period. The Russell 1000 Value Index returned 10.70%, the Russell Mid Cap Value Index returned 15.20% and the Russell Small Value Index returned 10.63%, and all three indexes outperformed their growth counterparts. International stocks continued rising for the six-month period, with the MSCI EAFE Index returning 6.93% and the MSCI Emerging Markets Index returning 10.61%. Real Estate Investment Trusts (REITs) had the strongest six-month performance, returning 23.17%. Bonds did not fair as well, with the Barclay's Capital US Aggregate Bond Index returning 3.87%. High-yield bonds, however, posted an impressive return with the Barclays Capital U.S. Corporate High Yield Bond Index returning 15.78% for the six-month period.

For the six-month period, the Fund maintained a tactical asset allocation that was overweight in global equities and underweight in bonds compared to the Fund's target weights. The overweight position in equities and the underweight position in bonds and cash contributed significantly to the outperformance of the Fund versus its custom benchmark. The only appreciable change in the Fund's tactical allocation was to overweight value versus growth, as well as to add an allocation to REITs at the beginning of the third quarter. The Fund maintained tactical overweight exposures to small-cap stocks, emerging market equities, and technology.

During the six-month period, the Fund benefited from an overweight to U.S. equities, the value overweight, and the tilts to emerging market equities, technology, and REITs. Large value stocks outperformed growth stocks by 0.90%. Within the fixed income allocation, benefits were derived from holding funds that maintained a shorter duration than their benchmarks and from an overweight to high-yield bonds. However, for January 2010, the Fund's overweighted exposure to global equities detracted from performance, as all of the global equity categories posted negative returns, while all of the bond categories were slightly positive.

All of the underlying equity funds held in the portfolio during the six-month period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Value Momentum Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund, JP Morgan Small Cap Growth Fund, and Lazard Emerging Markets Equity Portfolio all outperformed their benchmarks. HighMark Fundamental Equity Fund, HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark Cognitive Value Fund, HighMark Geneva Mid Cap Growth Fund, HighMark International Opportunities Fund, Eaton Vance Income Fund of Boston and Morgan Stanley Institutional US REITs underperformed their benchmarks.

Overall, bonds did not fair as well as equities during the six-month period. HighMark Bond Fund and HighMark Short Term Bond Fund outperformed their benchmarks, while Eaton Vance Income Fund of Boston lagged its benchmark by less than 1%.

38  HIGHMARK(R) FUNDS

HIGHMARK INCOME PLUS ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK INCOME PLUS ALLOCATION FUND PRIMARILY SEEKS INCOME AND SECONDARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 30% S&P 500 INDEX, 60% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 10% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

                 HighMark Income                                30/60/10 Hybrid              Barclays Capital    Citigroup Bond
                 Plus Allocation    Morningstar Conservative   of the following    S&P 500     US Aggregate    3-Month US Treasury
              Fund Class A Shares      Allocation Category          indexes:       Index++     Bond Index++        Bill Index++
              -------------------  -------------------------  -----------------  ---------   ---------------   --------------------
10/12/04            $ 9,550                 $10,000                $10,000        $10,000          $10,000           $10,000
7/05                $ 9,999                 $10,581                $10,512        $11,159          $10,226           $10,192
7/06                $10,310                 $10,955                $10,819        $11,759          $10,375           $10,613
7/07                $11,176                 $11,830                $11,755        $13,656          $10,952           $11,150
7/08                $10,879                 $11,528                $11,828        $12,142          $11,626           $11,490
7/09                $10,415                 $10,940                $11,685        $ 9,718          $12,538           $11,565
1/10                $11,057                 $11,754                $12,306        $10,677          $13,024           $11,572

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                             RETURN      RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares              6.35%      20.82%       0.41%       2.76%+       2.96%+      2.31%     1.15%
-----------------------------------------------------------------------------------------------------------
Class A Shares                6.16%      20.46%       0.15%       2.59%        2.80%       2.56%     1.40%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*        1.38%      15.03%      -1.38%       1.65%        1.91%       2.56%     1.40%
-----------------------------------------------------------------------------------------------------------
Class C Shares                5.81%      19.62%      -0.55%       1.86%        2.08%       3.06%     2.10%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load**       4.81%      18.62%      -0.55%       1.86%        2.08%       3.06%     2.10%
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 4.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  39

                        TOP TEN HOLDINGS

                                                    % OF
HOLDING*                                         PORTFOLIO
FNMA
   4.500%, 04/01/18                                  4.2%

JPMORGAN CHASE
   3.125%, 12/01/11                                  3.0

CITICORP MORTGAGE SECURITIES
   SER 2003-10, CL A
   4.500%, 11/25/18                                  2.8

FNMA
   5.500%, 03/01/20                                  2.6

BANC OF AMERICA MORTGAGE SECURITIES
   SER 2003-7, CL A2
   4.750%, 09/25/18                                  1.9

CENTERPOINT ENERGY
   TRANSITION BOND CO. II
   SER 2005-A, CL A3
   5.090%, 08/01/15                                  1.9

COMCAST
   5.700%, 07/01/19                                  1.8

TIME WARNER ENTERTAINMENT
   8.375%, 03/15/23                                  1.8

U.S. TREASURY NOTE
   3.000%, 09/30/16                                  1.7

WELLS FARGO MORTGAGE
   BACKED SECURITIES TRUST
   SER 2007-7, CL A1
   6.000%, 06/25/37                                  1.7

                        FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                      21.4%

MORTGAGE-BACKED SECURITIES                          18.5

FINANCIALS                                          11.1

UTILITIES                                            7.8

ENERGY                                               5.5

CONSUMER DISCRETIONARY                               5.0

HEALTH CARE                                          4.8

ASSET-BACKED SECURITIES                              4.8

CONSUMER STAPLES                                     4.6

INDUSTRIAL                                           2.6

REGISTERED INVESTMENT COMPANY                        2.6

TELECOMMUNICATION SERVICES                           2.5

INFORMATION TECHNOLOGY                               2.4

FOREIGN GOVERNMENTS                                  2.4

MATERIALS                                            2.2

U.S. TREASURY OBLIGATIONS                            1.8

*     EXCLUDES SHORT-TERM SECURITIES.

BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Bond Fund (the "Fund") produced a total return of 5.13% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital US Aggregate Bond Index, returned 3.87% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was marked by the continued stabilization of the credit markets, largely in response to coordinated stimulus actions by central banks across the globe. Even though these actions took place prior to the Fund's current reporting period, the positive effects took time to cycle through world economies, and the impact was felt during the reporting period.

Credit quality was a key factor in the performance of the Fund, as spreads narrowed and lower-quality securities outperformed higher-quality securities during the reporting period. This outperformance was due mainly to the recovery in the corporate bond sector, which continued to rebound from historic lows earlier in the calendar year.

The Fund is overweighted relative to its benchmark in lower quality corporate bonds, which performed well, and underweighted in higher quality Treasury bonds, which did not. Although corporate bonds are lower in quality than Treasury bonds overall, the Fund still sought to invest in "high-quality" corporate bonds, largely excluding so-called high yield investments from the portfolio, which performed extremely well during the period. Nonetheless, the Fund's corporate bond tilt ultimately benefited performance overall.

As a result, the Fund outperformed for its benchmark for the reporting period.

40  HIGHMARK(R) FUNDS

HIGHMARK BOND FUND INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

                                  [LINE GRAPH]

                                                             Morningstar          Barclays Capital
             HighMark Bond Fund   HighMark Bond Fund   Intermediate-Term Bond   U.S. Aggregate Bond
              Fiduciary Shares      Class A Shares            Category                Index++
             ------------------   ------------------   ----------------------   -------------------
7/99              $ 10,000             $  9,772               $ 10,000                $ 10,000
7/00              $ 10,486             $ 10,250               $ 10,451                $ 10,597
7/01              $ 11,821             $ 11,558               $ 11,688                $ 11,941
7/02              $ 12,304             $ 12,024               $ 12,252                $ 12,840
7/03              $ 13,105             $ 12,785               $ 12,988                $ 13,536
7/04              $ 13,719             $ 13,356               $ 13,574                $ 14,191
7/05              $ 14,315             $ 13,910               $ 14,166                $ 14,871
7/06              $ 14,470             $ 14,015               $ 14,322                $ 15,088
7/07              $ 15,251             $ 14,731               $ 15,020                $ 15,927
7/08              $ 16,078             $ 15,503               $ 15,327                $ 16,906
7/09              $ 17,353             $ 16,678               $ 16,127                $ 18,233
1/10              $ 18,243             $ 17,508               $ 17,140                $ 18,939

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                             SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                               RETURN     RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                5.13%     12.44%       6.80%        5.11%        6.15%        7.63%       0.99%    0.79%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares                  4.98%     12.14%       6.53%        4.84%        5.95%        7.53%+      1.24%    1.04%
-------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*          2.66%      9.66%       5.72%        4.36%        5.71%        7.43%+      1.24%    1.04%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares                  4.73%     11.41%       5.82%        4.14%        5.21%+       7.26%+      1.74%    1.72%
-------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**        -0.27%      6.41%       4.92%        3.80%        5.21%+       7.26%+      1.74%    1.72%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares                  4.79%     11.66%       6.16%        4.42%        5.72%+       7.46%+      1.49%    1.47%
-------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***        3.79%     10.66%       6.16%        4.42%        5.72%+       7.46%+      1.49%    1.47%
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  41

                        TOP TEN HOLDINGS

                                                    % OF
HOLDING*                                         PORTFOLIO
CALIFORNIA STATE, HEALTH FACILITIES
   FINANCING AUTHORITY, STANFORD
   HOSPITAL,
   SER C, RB, AGM INSURED
   0.230%, 11/15/36                                  1.8%

SAN DIEGO, PUBLIC FACILITIES
   FINANCING AUTHORITY,
   RB, NATIONAL-RE INSURED,
   5.500%, 05/15/23                                  1.8

ORANGE COUNTY, SANITATION DISTRICT
   SER B, COP, AGM INSURED,
   5.000%, 02/01/23                                  1.7

M-S-R PUBLIC POWER AUTHORITY,
   SAN JUAN PROJECT,
   SER I, RB, NATIONAL-RE INSURED,
   5.000%, 07/01/14                                  1.6

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, NATIONAL-RE FGIC
   INSURED,
   5.375%, 07/01/17                                  1.5

CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION,
   FEDERAL HIGHWAY GRANT ANTICIPATION
   BONDS,
   SER A, RB, NATIONAL-RE FGIC INSURED
   5.000%, 02/01/14                                  1.5

SAN MATEO, UNIFIED HIGH SCHOOL
   DISTRICT,
   ELECTION 2000, SER A, GO, FGIC
   INSURED,
   PREREFUNDED @ 100
   5.375%, 09/01/11                                  1.4

METROPOLITAN, WATER DISTRICT OF
   SOUTHERN CALIFORNIA
   SER A, RB
   5.375%, 07/01/12                                  1.4

UNIVERSITY OF CALIFORNIA,
   SER O, RB
   5.500%, 05/15/22                                  1.3

SAN MATEO COUNTY, TRANSIT DISTRICT,
   SER A, RB, NATIONAL-RE INSURED
   5.250% 06/01/16                                   1.3

                        FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
REVENUE BONDS                                       45.1%

GENERAL OBLIGATIONS                                 39.7

CERTIFICATES OF PARTICIPATION                       11.4

REGISTERED INVESTMENT COMPANY                        3.1

TAX ALLOCATION                                       0.7

*     EXCLUDES SHORT-TERM SECURITIES.

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 2.68% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital 7-Year Municipal Bond Index, returned 3.14% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was marked by the continued stabilization of the credit markets, largely in response to coordinated stimulus actions by central banks across the globe. Even though these actions took place prior to the Fund's current reporting period, the positive effects took time to cycle through world economies, and the impact was felt during the first half of the Fund's fiscal year.

The two most notable items for the reporting period were the outperformance of high-yield instruments, which provided exceptional returns as this area rebounded from earlier lows, and the large amount of new issuance that was brought to market in taxable form. This has been due to the federal government's program of "Build America Bonds," which provided incentives to municipal issuers to issue taxable bonds. As yields fell over the period and the market stabilized, volume and new issuance increased, with California acting as the nation's largest state of issuance during the period.

The Fund's performance was helped by the shorter average life of its holdings, which was an area of outperformance on the yield curve as issues with shorter maturities performed better than issues with longer maturities. However, the strong credit quality of the portfolio's holdings, which until recently provided protection, was a hindrance during the reporting period as lower credit quality continued to outperform higher credit quality. As a result, the Fund underperformed its benchmark for the reporting period.

42  HIGHMARK(R) FUNDS

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

                                  [LINE GRAPH]

           HighMark California   HighMark California   Morningstar Municipal
               Intermediate          Intermediate            California        Barclays Capital
            Tax-Free Bond Fund    Tax-Free Bond Fund     Intermediate/Short    7-Year Municipal
             Fiduciary Shares       Class A Shares            Category           Bond Index++
           -------------------   -------------------   ---------------------   ----------------
7/99             $10,000               $ 9,775                $10,000               $10,000
7/00             $10,467               $10,233                $10,440               $10,459
7/01             $11,297               $11,036                $11,222               $11,418
7/02             $11,961               $11,688                $11,852               $12,233
7/03             $12,266               $11,970                $12,083               $12,707
7/04             $12,718               $12,383                $12,571               $13,362
7/05             $13,066               $12,692                $13,051               $13,892
7/06             $13,282               $12,870                $13,312               $14,190
7/07             $13,711               $13,256                $13,750               $14,749
7/08             $14,391               $13,868                $14,014               $15,609
7/09             $15,225               $14,641                $14,383               $16,860
1/01             $15,634               $15,016                $14,971               $17,389

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                              RETURN     RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares               2.68%      4.05%       4.94%        3.63%        4.57%        4.44%       1.03%     0.54%
------------------------------------------------------------------------------------------------------------------------
Class A Shares                 2.56%      3.81%       4.67%        3.37%        4.39%        4.31%       1.28%     0.79%
------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*         0.25%      1.48%       3.89%        2.89%        4.15%        4.17%       1.28%     0.79%
------------------------------------------------------------------------------------------------------------------------
Class B Shares                 2.18%      3.16%       3.96%        2.64%        3.56%        3.81%+      1.78%     1.49%
------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**       -2.82%     -1.84%       3.02%        2.28%        3.56%        3.81%+      1.78%     1.49%
------------------------------------------------------------------------------------------------------------------------
Class C Shares                 2.35%      3.38%       4.19%        2.89%        4.11%+       4.16%+      1.53%     1.24%
------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***       1.35%      2.38%       4.19%        2.89%        4.11%+       4.16%+      1.53%     1.24%
------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM OCTOBER 15, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, THE PREDECESSOR TO HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  43

                     TOP TEN HOLDINGS

                                                    % OF
HOLDING*                                         PORTFOLIO
ALASKA STATE, INTERNATIONAL
   AIRPORTS SYSTEM
   SER D, RB, NATIONAL-RE INSURED
   5.000%, 10/01/22                                 2.1%

SEATTLE, LIMITED TAX, SER B, GO,
   5.500%, 03/01/11                                 2.1

ILLINOIS STATE TOLL HIGHWAY
   AUTHORITY,
   TOLL HIGHWAY REVENUE,
   SER A-1, RB, AGM INSURED
   0.230%, 01/01/31                                 2.0

WASHINGTON STATE, PUBLIC POWER
   SUPPLY SYSTEM,
   NUCLEAR PROJECT NO. 1,
   SER 1A-1, RB, LOC BANK OF
   AMERICA, PARTIALLY PREREFUNDED
   @ 100
   0.150%, 07/01/17                                 2.0

SAN RAMON VALLEY, UNIFIED
   SCHOOL DISTRICT
   ELECTION 2002, GO, AGM INSURED
   5.250%, 08/01/18                                 1.9

CHICAGO, O'HARE INTERNATIONAL
   AIRPORT
   SER B, RB, AGM INSURED
   5.000%, 01/01/19                                 1.8

CHICO, UNIFIED SCHOOL DISTRICT,
   SER B, GO, AGM INSURED,
   5.000%, 08/01/25                                 1.7

ENERGY NORTHWEST, ELECTRIC
   REVENUE
   PROJECT NO. 1, SER B, RB,
   NATIONAL-RE INSURED,
   6.000%, 07/01/17                                 1.7

UTAH STATE, BOARD OF REGENTS
   AUXILIARY & CAMPUS FACILITIES
   REVENUE
   SER A, RB, NATIONAL-RE INSURED
   5.000%, 04/01/17                                 1.7

IDAHO STATE, HOUSING & FINANCE
   ASSOCIATION,
   GRANT & REVENUE ANTICIPATION,
   FEDERAL HIGHWAY TRUST,
   RB, SER A
   5.2500%, 07/15/24                                1.6

                       FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
REVENUE BONDS                                       49.7%

GENERAL OBLIGATIONS                                 44.5

REGISTERED INVESTMENT COMPANY                        2.6

CERTIFICATES OF PARTICIPATION                        1.9

TAX ALLOCATION                                       1.3

*     EXCLUDES SHORT-TERM SECURITIES.

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 2.63% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital 7-Year Municipal Bond Index, returned 3.14% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was marked by the continued stabilization of the credit markets, largely in response to coordinated stimulus actions by central banks across the globe. Even though these actions took place prior to the Fund's current reporting period, the positive effects took time to cycle through world economies, and the impact was felt during the first half of the Fund's fiscal year.

The two most notable items for the reporting period were the outperformance of high-yield instruments, which provided exceptional returns, as this area rebounded from earlier lows, and the large amount of new issuance that was brought to market in taxable form. This has been due to the federal government's program of "Build America Bonds," which provided incentives to municipal issuers to issue taxable bonds. In addition, as yields fell over the period and the market stabilized, volume and new issuance by states increased. As for issuers, California was the nation's largest state of issuance during the period, followed by New York and then Texas.

The Fund's performance was helped by the shorter average life of its holdings, which was an area of outperformance on the yield curve as issues with shorter maturities performed better than issues with longer maturities. However, the strong credit quality of the portfolio's holdings, which until recently provided protection, was a hindrance during the reporting period as lower credit quality continued to outperform higher credit quality. As a result, the Fund underperformed its benchmark for the reporting period.

44  HIGHMARK(R) FUNDS

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RAYMOND MOW HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

         HighMark National     HighMark National
            Intermediate         Intermediate       Morningstar Municipal    Barclays Capital
         Tax-Free Bond Fund   Tax-Free Bond Fund    National Intermediate    7-Year Municipal
         Fiduciary Shares+      Class A Shares+           Category             Bond Index++
         ------------------   ------------------    ---------------------    ----------------
7/99           $ 10,000             $  9,778              $ 10,000               $ 10,000
7/00           $ 10,325             $ 10,070              $ 10,301               $ 10,459
7/01           $ 11,169             $ 10,873              $ 11,209               $ 11,418
7/02           $ 11,774             $ 11,423              $ 11,790               $ 12,233
7/03           $ 12,092             $ 11,705              $ 12,050               $ 12,707
7/04           $ 12,476             $ 12,048              $ 12,580               $ 13,362
7/05           $ 12,778             $ 12,310              $ 13,055               $ 13,892
7/06           $ 13,026             $ 12,518              $ 13,284               $ 14,190
7/07           $ 13,511             $ 12,940              $ 13,716               $ 14,749
7/08           $ 14,194             $ 13,575              $ 14,086               $ 15,609
7/09           $ 15,025             $ 14,335              $ 14,679               $ 16,860
1/10           $ 15,420             $ 14,693              $ 15,312               $ 17,389

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------------
                                                         ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                  SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                                    RETURN     RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                    2.63%      3.70%       5.01%         3.89%       4.49%+       4.91%+      1.09%     0.53%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares                      2.50%      3.45%       4.79%         3.64%       4.24%+       4.65%+      1.34%     0.78%
------------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*              0.17%      1.11%       3.99%         3.18%       4.00%+       4.54%+      1.34%     0.78%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares                      2.47%^     3.19%^      3.49%^        2.69%^      3.96%+^      4.66%+^     1.59%     1.23%
------------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load*              1.47%      2.19%       3.49%         2.69%       3.96%+       4.66%+      1.59%     1.23%
------------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 17, 1989 TO OCTOBER 18, 2002 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE

 + The performance presented links the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

 ^ For the period February 17, 1989 through November 27, 2003 for Class C Shares, performance data is based on Fiduciary Share performance (whose performance data includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002, as discussed above). From November 28, 2003 through September 26, 2007 for Class C Shares, performance data reflects the performance of Class C Shares during that period. From September 27, 2007 through December 3, 2009, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance. Class C Shares reopened on December 1, 2009, and from December 4, 2009 through January 31, 2010, performance data reflects the performance of Class C Shares during that period. The performance of the Fiduciary Shares has been adjusted for the maximum CDSC applicable to Class C Shares but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 2.25% front-end sales charge.

                                                           HIGHMARK(R) FUNDS  45

                        TOP TEN HOLDINGS

                                                   % OF
HOLDING*                                         PORTFOLIO
U.S. TREASURY NOTE
  1.375%, 09/15/12                                  2.1%

FHLMC, ARM
  2.791%, 12/01/34                                  2.1

SEARIVER MARITIME
  ZERO COUPON, 09/01/12                             2.0

FHLMC, ARM
  5.281%, 06/01/39                                  1.9

PECO ENERGY TRANSITION TRUST,
  SER 2001-A, CL A1
  6.520%, 12/31/10                                  1.6

GNMA, CMO REMIC, SER 52, CL A
  4.287%, 01/16/30                                  1.6

CHASE ISSUANCE TRUST,
  SER 2005-A2, CL A2
  0.303%,12/15/14                                   1.6

PUBLIC SERVICE NEW HAMPSHIRE
  FUNDING, SER 2001-1, CL A3
  6.480%, 05/01/15                                  1.5

FNMA
  5.500%, 12/01/18                                  1.3

U.S. TREASURY INFLATION INDEX NOTE
  2.000%, 01/15/16                                  1.2

                     FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED OBLIGATIONS                      20.7%

MORTGAGE-BACKED SECURITIES                         13.7

ASSET-BACKED SECURITIES                            11.8

FINANCIALS                                          8.3

ENERGY                                              7.8

REGISTERED INVESTMENT COMPANIES                     6.5

U.S. TREASURY OBLIGATION                            5.6

UTILITIES                                           5.5

CONSUMER STAPLES                                    4.8

HEALTH CARE                                         3.7

INDUSTRIAL                                          2.8

CONSUMER DISCRETIONARY                              2.4

MATERIALS                                           2.3

INFORMATION TECHNOLOGY                              2.1

TELECOMMUNICATION SERVICES                          2.0

*     EXCLUDES SHORT-TERM SECURITIES.

SHORT TERM BOND FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Short Term Bond Fund (the "Fund") produced a total return of 2.58% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital 1-3 Year U.S. Government/Credit Bond Index returned 2.08% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was marked by the continued stabilization of the credit markets, largely in response to coordinated stimulus actions by central banks across the globe. Even though these actions took place prior to the Fund's current reporting period, the positive effects took time to cycle through world economies, and the impact was felt during the reporting period.

Credit quality was a key factor in the performance of the Fund, as spreads narrowed and lower-quality securities outperformed higher-quality securities in the reporting period. This outperformance was due mainly to the recovery in the corporate bond sector, which continued to rebound from historic lows earlier in the calendar year.

The Fund is overweighted relative to its benchmark in lower quality corporate bonds, which performed well, and underweighted in higher quality Treasury bonds, which did not. Although corporate bonds are lower in quality than Treasury bonds overall, the Fund still sought to invest in "high-quality" corporate bonds, largely excluding so-called high yield investments from the portfolio, which performed extremely well during the period. Nonetheless, the Fund's corporate bond tilt ultimately benefited performance overall.

As a result, the Fund outperformed for its benchmark for the reporting period.

46  HIGHMARK(R) FUNDS

HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL  MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

                                                                                      Barclays Capital
                      HighMark               HighMark                                     1-3 Year
                  Short Term Bond        Short Term Bond         Morningstar       U.S. Government/Credit
               Fund Fiduciary Shares   Fund Class A Shares   Short Bond Category        Bond Index++
               ---------------------   -------------------   -------------------   ----------------------
11/2/04            $ 10,000                $  9,775               $ 10,000                $ 10,000
7/05               $ 10,034                $  9,792               $ 10,063                $ 10,086
7/06               $ 10,306                $ 10,033               $ 10,306                $ 10,388
7/07               $ 10,801                $ 10,478               $ 10,782                $ 10,943
7/08               $ 11,363                $ 10,995               $ 10,916                $ 11,624
7/09               $ 11,959                $ 11,531               $ 11,262                $ 12,217
1/10               $ 12,267                $ 11,824               $ 11,712                $ 12,471

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                                    ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                             SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                              RETURN      RETURN      RETURN       RETURN     INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares               2.58%       6.45%      5.13%         4.22%       3.97%       1.08%     0.71%
------------------------------------------------------------------------------------------------------------
Class A Shares                 2.54%       6.18%      4.82%         3.91%       3.69%       1.33%     0.96%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*         0.23%       3.75%      4.01%         3.44%       3.24%       1.33%     0.96%
------------------------------------------------------------------------------------------------------------
Class C Shares                 2.20%       5.66%      4.35%         3.50%       3.33%+      1.58%     1.41%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load**        1.20%       4.66%      4.35%         3.50%       3.33%+      1.58%     1.41%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE

 + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%.

                                                           HIGHMARK(R) FUNDS  47

                        TOP TEN HOLDINGS

                                                    % OF
COMPANY*                                         PORTFOLIO
SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL
   PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING,
   SER A, RB, NATIONAL-RE INSURED
   5.500%, 12/15/26                                  2.9%

GUAM POWER AUTHORITY,
   SER A, RB, NATIONAL-RE
   INSURED-IBC BANK
   5.125%, 10/01/29                                  2.3

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   6.375%, 08/01/39                                  2.1

MADISON, COMMUNITY
   DEVELOPMENT
   AUTHORITY REVENUE,
   WISCONSIN ALUMNI RESEARCH
   FUND PROJECT, RB
   5.000%, 10/01/34                                  2.0

WISCONSIN CENTER DISTRICT,
   JUNIOR DEDICATED TAX REVENUE,
   SER 1998A, RB
   FSA INSURED
   5.250%, 12/15/23                                  1.8

GREEN BAY/BROWN COUNTY
   PROFESSIONAL FOOTBALL
   STADIUM, LAMBEAU
   FIELD RENOVATION PROJECT,
   SER A, RB
   5.000%, 02/01/19                                  1.6

PUERTO RICO
   ELECTRIC POWER AUTHORITY,
   SER WW, RB
   5.500%, 07/01/38                                  1.6

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   5.500%, 08/01/37                                  1.6

VIRGIN ISLANDS PUBLIC
   FINANCE AUTHORITY,
   GROSS RECEIPTS TAXES
   LOAN NOTES, RB
   NATIONAL-RE FGIC INSURED
   5.000%, 10/01/24                                  1.6

OAK CREEK HOUSING
   AUTHORITY, REFUNDING,
   WOOD CREEK PROJECT, RB
   GNMA COLLATERALIZED
   5.625%, 07/20/29                                  1.5

                           FUND SECTORS

                                                    % OF
SECTOR                                           PORTFOLIO
REVENUE BONDS                                       87.8%

GENERAL OBLIGATIONS                                  5.7

REGISTERED INVESTMENT COMPANY                        3.7

SPECIAL TAX                                          1.7

CERTIFICATE OF PARTICIPATION                         1.0

TAX ALLOCATION                                       0.1

*     EXCLUDES SHORT-TERM SECURITIES.

WISCONSIN TAX-EXEMPT FUND (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark Wisconsin Tax-Exempt Fund (the "Fund") produced a total return of 4.39% (A shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays Capital Municipal Bond Index, returned 4.90% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth of 2.2% in the third quarter and 5.7% in the fourth quarter of 2009. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period.

Specific to the municipal bond space, the municipal bond yield experienced steepest spread between short-term and long term issues. At one point during the reporting period, there was a 4% spread between the two-year and 30-year issues. In order to take advantage of the curve, a number of non-rated state and short maturity non-rated Wisconsin issues were sold and higher quality U.S. territory issues were bought. Puerto Rico sales tax revenue bonds, U.S. Virgin Islands revenue bonds and Guam contributed to performance, as U.S. territory paper outperformed during the period.

However, the Fund largely invests in smaller municipal issues unique to the state of Wisconsin. These smaller issues failed to participate as much in the market rally when compared with larger, more generic, bonds. The shorter duration of the Fund relative to its benchmark also detracted from performance. During the period it was more beneficial to have a longer duration as municipal bond yields declined. Lower quality issues with longer maturities outperformed shorter duration issues. Longer maturity bonds were added to the portfolio for the reporting period. Nonetheless, the Fund did underperform its benchmark for the reporting period.

48  HIGHMARK(R) FUNDS

HIGHMARK WISCONSIN TAX-EXEMPT FUND INVESTMENT OBJECTIVE

HIGHMARK WISCONSIN TAX-EXEMPT FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND WISCONSIN PERSONAL INCOME TAX.

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
ERIC ZENNER
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
RICHARD SCARGILL
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
PAULA HORN
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OMITTED]

CO-PORTFOLIO MANAGER
MICHAEL SANDERS
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK WISCONSIN TAX-EXEMPT FUND VERSUS THE BARCLAYS CAPITAL MUNICIPAL BOND INDEX AND THE MUNICIPAL MORNINGSTAR SINGLE STATE INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

                                         Morningstar
            HighMark        Barclays      Municipal
         Wisconsin Tax-      Capital    Single State
           Exempt Fund      Municipal   Intermediate
         Class A Shares   Bond Index++    Category
         --------------   ------------  ------------
7/99       $ 9,450           $10,000       $10,000
7/00       $ 9,550           $10,431       $10,286
7/01       $10,468           $11,482       $11,173
7/02       $11,082           $12,253       $11,807
7/03       $11,555           $12,694       $12,106
7/04       $12,065           $13,429       $12,640
7/05       $12,635           $14,282       $13,154
7/06       $12,889           $14,646       $13,383
7/07       $13,342           $15,271       $13,842
7/08       $13,612           $15,703       $14,022
7/09       $14,007           $16,506       $14,628
1/10       $14,621           $17,315       $15,181

++    Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------------------
                                                   ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           SIX MONTH   ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE      EXPENSE   EXPENSE
                             RETURN    RETURN(1)     RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------------------
Class A Shares               4.39%       7.09%        3.45%        3.16%       4.90%        4.46%       1.29%     0.93%
------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       2.06%       4.68%        2.67%        2.70%       4.67%        4.31%       1.29%     0.93%
------------------------------------------------------------------------------------------------------------------------
Class B Shares               4.03%       6.33%        2.70%        2.41%       4.36%+       4.11%+      1.79%     1.63%
------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**     -0.97%       1.33%        1.75%        2.05%       4.36%+       4.11%+      1.79%     1.63%
------------------------------------------------------------------------------------------------------------------------
Class C Shares               4.16%       6.51%        2.76%        2.44%       4.38%+       4.12%+      1.54%     1.38%
------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     3.16%       5.51%        2.76%        2.44%       4.38%+       4.12%+      1.54%     1.38%
------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of the Class A Shares from June 13, 1994 with the performance of Class B and Class C Shares on January 6, 2003. Class A Share performance has been adjusted for the CDSC applicable to Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With these adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Wisconsin Tax-Exempt Fund (see Note 9 in notes to financial statements). The fiscal year end of North Track Wisconsin Tax-Exempt Fund, the predecessor fund to HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Fund is July 31. As of the date of this report, Fiduciary Shares had not yet commenced investment operations.

                                                           HIGHMARK(R) FUNDS  49

                    FUND SECTORS

                   CALIFORNIA TAX-FREE
                    MONEY MARKET FUND

                                                    % OF
SECTOR                                           PORTFOLIO
REVENUE BONDS                                       69.5%

GENERAL OBLIGATIONS                                 17.8

CERTIFICATES OF PARTICIPATION                        7.1

TAX-EXEMPT COMMERCIAL PAPER                          3.0

SPECIAL TAX                                          1.5

TAX AND REVENUE ANTICIPATION
   NOTES                                             1.0

REGISTERED INVESTMENT COMPANIES                      0.1

CALIFORNIA TAX-FREE MONEY MARKET FUND* (UNAUDITED)

PERFORMANCE

For the six-month period ended January 31, 2010, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 0.02% (Fiduciary Shares)**. Using a combined federal and California state income tax rate of 34.9%, the seven-day effective yield is equivalent to a 0.03% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the Fund's reporting period, the Federal Reserve maintained short-term interest rates between 0.00%-0.25%. Consumer spending increased slightly, but overall economic activity continued to be muted by a weak labor market, lower housing equity and tighter credit availability. Municipal note yields decreased from 0.83% to 0.59% during the Fund's reporting period, reflecting a lower interest rate environment and expectations that the Federal Reserve would continue to keep rates low in order to encourage economic expansion. The State of California is projecting an $18.9 billion deficit for the next fiscal year, and crafted a budget relying on federal funding (40%), spending reductions (40%) and the remainder from various budget shifts. California's long term rating from the three major rating agencies were Baa1/A-/BBB, which made it the lowest rated state in the country.

The Fund continued to maintain a shorter weighted average maturity than its peer group, providing greater liquidity during the period in which the money market yield was relatively flat. The maturity was extended selectively during the reporting period.

As of January 31, 2010, the Fund's weighted average maturity was 19 days, unchanged over the six-month reporting period.

 * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government, except that the HighMark Money Market Funds participated in the U.S. Department of Treasury's Temporary Guarantee Program until the program expired on September 18, 2009 (See
      Note 11 to the accompanying financial statements). Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from Highmark California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**    The seven-day effective yields, as of January 31, 2010, are as follows:

                                              CLASS A   CLASS S   FIDUCIARY
                                               SHARES    SHARES     SHARES
      ---------------------------------------------------------------------
      California Tax Free Money Market Fund
         Subsidized+                            0.02%     0.02%      0.02%
         Non-Subsidized                        -0.73%    -0.78%     -0.48%

 + The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

50  HIGHMARK(R) FUNDS

TAXABLE MONEY MARKET FUNDS* (UNAUDITED)

PERFORMANCE

For the semi-annual period ended January 31, 2010, HighMark 100% U.S. Treasury Money Market Fund produced a seven-day effective yield of 0.00% (Fiduciary Shares)**. HighMark Treasury Plus Money Market Fund produced a seven-day effective yield of 0.03% (Fiduciary Shares)**, HighMark U.S. Government Money Market Fund produced a seven-day effective yield of 0.05% (Fiduciary Shares)**, and HighMark Diversified Money Market Fund produced a seven-day effective yield of 0.21% (Fiduciary Shares)**. (These funds are collectively the "Funds" and each is a "Fund.")

FACTORS AFFECTING PERFORMANCE

The U.S. economy continued its rebound during the reporting period, although businesses appeared to be returning to financial health faster than consumers. An abundance of liquidity injected into the markets in 2008 and 2009, as well as many targeted stimulus programs, spurred this recovery. Ultra-low interest rates persisted during the six-month reporting period, driving down returns on all short-term vehicles as investments placed a year ago were redeemed.

HighMark 100% U.S. Treasury Money Market Fund continued to be subject to supply fluctuations for U.S. Treasury bills and short maturity notes, as demand for these safe investments remained high even in the face of negligible returns. The Fund was able to use the auction bidding process, timed with either cash management bill issuance or other seasonal bulges in supply, to make investments for the Fund. Despite best efforts, in late 2009 portfolio returns fell sharply resulting in a zero yield to shareholders.

HighMark Treasury Plus Money Market Fund continued to invest primarily in overnight repurchase agreements collateralized by U.S. Treasuries. Direct U.S. Treasury investment opportunities were limited, given the lack of incremental yield provided. Both HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund continued to invest in certain U.S. Government agency guaranteed issues within prospectus limits. These instruments provided enhanced returns in both portfolios, and counterbalanced the somewhat larger repurchase agreement positions held in each Fund.

HighMark Diversified Money Market Fund struggled with collapsing yields and spreads driven by the shortage of high quality financial paper and further contraction in the asset-backed commercial paper (ABCP) market. Sovereign guarantees being offered for new issue bank debt were carefully evaluated, and two such issues were chosen. Since these issuers were out of favor at that time, the Fund acquired them at very attractive levels for one-year maturities, contributing to continued strong performance for this Fund.

       * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government, except that the HighMark Money Market Funds participated in the U.S. Department of Treasury's Temporary Guarantee Program until the program expired on September 18, 2009 (See Note 11 to the accompanying financial statements). Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so.

      ** The seven-day effective yields, as of January 31, 2010, are as follows:

                                                   CLASS A   CLASS B   CLASS C   CLASS S   FIDUCIARY
                                                   SHARES    SHARES    SHARES    SHARES     SHARES
            ----------------------------------------------------------------------------------------
            Diversified Money Market Fund
               Subsidized+                           0.07%     n/a        n/a     0.07%       0.21%
               Non-Subsidized                       -0.24%     n/a        n/a    -0.29%       0.01%
            Treasury Money Market Fund
               Subsidized+                           0.03%     n/a        n/a     0.00%       0.03%
               Non-Subsidized                       -0.88%     n/a        n/a     0.00%      -0.63%
            U.S. Government Money Market Fund
               Subsidized+                           0.05%    0.05%      0.05%    0.05%       0.05%
               Non-Subsidized                       -0.84%   -1.33%     -1.08%   -0.89%      -0.59%
            100% U.S. Treasury Money Market Fund
               Subsidized+                           0.00%     n/a        n/a     0.00%       0.00%
               Non-Subsidized                       -0.90%     n/a        n/a    -0.93%      -0.65%

      + The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

                                  FUND SECTORS

                                DIVERSIFIED MONEY
                                   MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
COMMERCIAL PAPER                                                         45.3%

CERTIFICATE OF DEPOSIT                                                   40.8

CORPORATE OBLIGATIONS                                                    10.5

U.S. GOVERNMENT OBLIGATIONS                                               2.6

REPURCHASE AGREEMENT                                                      0.7

VARIABLE RATE DEMAND NOTE                                                 0.1

                               TREASURY PLUS MONEY
                                   MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
REPURCHASED AGREEMENTS                                                   70.5%

U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                                           19.2

U.S. TREASURY BILLS                                                      10.3

                              U.S. GOVERNMENT MONEY
                                   MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
REPURCHASE AGREEMENTS                                                    47.9%

U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                                           21.9

U.S. GOVERNMENT OBLIGATIONS                                              17.1

VARIABLE RATE DEMAND NOTES                                               13.1

                            100% U.S. TREASURY MONEY
                                   MARKET FUND

                                                                          % OF
SECTOR                                                                 PORTFOLIO
U.S. TREASURY BILLS                                                     100.0%

                                                           HIGHMARK(R) FUNDS  51

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in each Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/09      1/31/10      RATIOS         PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,082.50      0.98%        $ 5.14
Class A Shares ..........       1,000.00    1,081.10      1.23%          6.45
Class B Shares ..........       1,000.00    1,077.80      1.83%          9.58
Class C Shares ..........       1,000.00    1,078.20      1.83%          9.59

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,020.27      0.98%        $ 4.99
Class A Shares ..........       1,000.00    1,019.00      1.23%          6.26
Class B Shares ..........       1,000.00    1,015.98      1.83%          9.30
Class C Shares ..........       1,000.00    1,015.98      1.83%          9.30
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,073.70      1.10%        $ 5.75
Class A Shares ..........       1,000.00    1,071.00      1.43%          7.46
Class C Shares ..........       1,000.00    1,069.10      2.04%         10.64
Class M Shares ..........       1,000.00    1,072.70      1.04%          5.43

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,019.66      1.10%        $ 5.60
Class A Shares ..........       1,000.00    1,018.00      1.43%          7.27
Class C Shares ..........       1,000.00    1,014.92      2.04%         10.36
Class M Shares ..........       1,000.00    1,019.96      1.04%          5.30

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/09      1/31/10      RATIOS         PERIOD*
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,113.70      0.93%        $ 4.95
Class A Shares ..........       1,000.00    1,110.50      1.22%          6.49
Class B Shares ..........       1,000.00    1,107.80      1.82%          9.67
Class C Shares ..........       1,000.00    1,106.70      1.82%          9.66

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,020.52      0.93%        $ 4.74
Class A Shares ..........       1,000.00    1,019.06      1.22%          6.21
Class B Shares ..........       1,000.00    1,016.03      1.82%          9.25
Class C Shares ..........       1,000.00    1,016.03      1.82%          9.25
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,080.90      1.03%        $ 5.40
Class A Shares ..........       1,000.00    1,079.30      1.42%          7.44
Class C Shares ..........       1,000.00    1,075.50      2.02%         10.57
Class M Shares ..........       1,000.00    1,079.70      1.02%          5.35

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,020.01      1.03%        $ 5.24
Class A Shares ..........       1,000.00    1,018.05      1.42%          7.22
Class C Shares ..........       1,000.00    1,015.02      2.02%         10.26
Class M Shares ..........       1,000.00    1,020.06      1.02%          5.19

52  HIGHMARK(R) FUNDS

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/09      1/31/10      RATIOS         PERIOD*
--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares ..........      $1,000.00   $1,113.40      1.15%        $ 6.13
Class B Shares ..........       1,000.00    1,109.20      1.75%          9.30
Class C Shares ..........       1,000.00    1,108.50      1.75%          9.30

HYPOTHETICAL
Class A Shares ..........      $1,000.00   $1,019.41      1.15%        $ 5.85
Class B Shares ..........       1,000.00    1,016.38      1.75%          8.89
Class C Shares ..........       1,000.00    1,016.38      1.75%          8.89
--------------------------------------------------------------------------------
FUNDAMENTAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,080.10      0.89%        $ 4.67
Class A Shares ..........       1,000.00    1,078.50      1.22%          6.39
Class C Shares ..........       1,000.00    1,080.90      1.82%          9.55

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,020.72      0.89%        $ 4.53
Class A Shares ..........       1,000.00    1,019.06      1.22%          6.21
Class C Shares ..........       1,000.00    1,016.03      1.82%          9.25
--------------------------------------------------------------------------------
GENEVA MID CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,081.10      1.09%        $ 5.72
Class A Shares ..........       1,000.00    1,079.10      1.38%          7.23
Class B Shares ..........       1,000.00    1,076.40      1.98%         10.36
Class C Shares ..........       1,000.00    1,076.20      1.98%         10.36

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,019.71      1.09%        $ 5.55
Class A Shares ..........       1,000.00    1,018.25      1.38%          7.02
Class B Shares ..........       1,000.00    1,015.22      1.98%         10.06
Class C Shares ..........       1,000.00    1,015.22      1.98%         10.06
--------------------------------------------------------------------------------
GENEVA SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,055.10      1.37%        $ 7.10
Class A Shares ..........       1,000.00    1,053.60      1.62%          8.39
Class C Shares ..........       1,000.00    1,050.30      2.22%         11.47

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,018.30      1.37%        $ 6.97
Class A Shares ..........       1,000.00    1,017.04      1.62%          8.24
Class C Shares ..........       1,000.00    1,014.01      2.22%         11.27
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,066.70      1.42%        $ 7.40
Class A Shares ..........       1,000.00    1,066.70      1.59%          8.28
Class C Shares ..........       1,000.00    1,063.60      2.27%         11.81
Class M Shares ..........       1,000.00    1,067.70      1.27%          6.62

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,018.05      1.42%        $ 7.22
Class A Shares ..........       1,000.00    1,017.19      1.59%          8.08
Class C Shares ..........       1,000.00    1,013.76      2.27%         11.52
Class M Shares ..........       1,000.00    1,018.80      1.27%          6.46

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/09      1/31/10      RATIOS         PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,084.70      0.97%         $ 5.10
Class A Shares .......          1,000.00    1,083.20      1.24%           6.51
Class B Shares .......          1,000.00    1,079.00      1.84%           9.64
Class C Shares .......          1,000.00    1,079.80      1.84%           9.65

HYPOTHETICAL
Fiduciary Shares .....         $1,000.00   $1,020.32      0.97%         $ 4.94
Class A Shares .......          1,000.00    1,018.95      1.24%           6.31
Class B Shares .......          1,000.00    1,015.93      1.84%           9.35
Class C Shares .......          1,000.00    1,015.93      1.84%           9.35
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,079.70      0.96%         $ 5.03
Class A Shares .......          1,000.00    1,079.10      1.22%           6.39
Class B Shares .......          1,000.00    1,075.70      1.82%           9.52
Class C Shares .......          1,000.00    1,075.90      1.82%           9.52

HYPOTHETICAL
Fiduciary Shares .....         $1,000.00   $1,020.37      0.96%         $ 4.89
Class A Shares .......          1,000.00    1,019.06      1.22%           6.21
Class B Shares .......          1,000.00    1,016.03      1.82%           9.25
Class C Shares .......          1,000.00    1,016.03      1.82%           9.25
--------------------------------------------------------------------------------
NYSE ARCA TECH 100 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,069.40      0.82%         $ 4.28
Class A Shares .......          1,000.00    1,068.00      1.07%           5.58
Class B Shares .......          1,000.00    1,064.80      1.67%           8.69
Class C Shares .......          1,000.00    1,064.60      1.67%           8.69

HYPOTHETICAL
Fiduciary Shares .....         $1,000.00   $1,021.07      0.82%         $ 4.18
Class A Shares .......          1,000.00    1,019.81      1.07%           5.45
Class B Shares .......          1,000.00    1,016.79      1.67%           8.49
Class C Shares .......          1,000.00    1,016.79      1.67%           8.49
--------------------------------------------------------------------------------
SMALL CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,109.30      1.28%         $ 6.81
Class A Shares .......          1,000.00    1,107.20      1.59%           8.44
Class C Shares .......          1,000.00    1,104.00      2.19%          11.61

HYPOTHETICAL
Fiduciary Shares .....         $1,000.00   $1,018.75      1.28%         $ 6.51
Class A Shares .......          1,000.00    1,017.19      1.59%           8.08
Class C Shares .......          1,000.00    1,014.17      2.19%          11.12
--------------------------------------------------------------------------------

                                                           HIGHMARK(R) FUNDS  53

DISCLOSURE OF FUND EXPENSES (CONCLUDED)

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/09      1/31/10      RATIOS         PERIOD*
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,128.20      1.25%        $ 6.71
Class A Shares ..........       1,000.00    1,126.50      1.51%          8.09
Class B Shares ..........       1,000.00    1,123.90      2.11%         11.30
Class C Shares ..........       1,000.00    1,124.50      2.11%         11.30

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,018.90      1.25%        $ 6.36
Class A Shares ..........       1,000.00    1,017.59      1.51%          7.68
Class B Shares ..........       1,000.00    1,014.57      2.11%         10.71
Class C Shares ..........       1,000.00    1,014.57      2.11%         10.71
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,114.00      0.99%        $ 5.28
Class A Shares ..........       1,000.00    1,113.10      1.24%          6.60
Class B Shares ..........       1,000.00    1,110.00      1.84%          9.79
Class C Shares ..........       1,000.00    1,109.70      1.84%          9.78

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,020.21      0.99%        $ 5.04
Class A Shares ..........       1,000.00    1,018.95      1.24%          6.31
Class B Shares ..........       1,000.00    1,015.93      1.84%          9.35
Class C Shares ..........       1,000.00    1,015.93      1.84%          9.35
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,088.10      0.33%        $ 1.74
Class A Shares ..........       1,000.00    1,086.80      0.58%          3.05
Class C Shares ..........       1,000.00    1,083.40      1.28%          6.72

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,023.54      0.33%        $ 1.68
Class A Shares ..........       1,000.00    1,022.28      0.58%          2.96
Class C Shares ..........       1,000.00    1,018.75      1.28%          6.51
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,093.50      0.33%        $ 1.74
Class A Shares ..........       1,000.00    1,091.90      0.58%          3.06
Class C Shares ..........       1,000.00    1,088.30      1.28%          6.74

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,023.54      0.33%        $ 1.68
Class A Shares ..........       1,000.00    1,022.28      0.58%          2.96
Class C Shares ..........       1,000.00    1,018.75      1.28%          6.51
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,078.50      0.33%        $ 1.73
Class A Shares ..........       1,000.00    1,076.90      0.58%          3.04
Class C Shares ..........       1,000.00    1,073.00      1.28%          6.69

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,023.54      0.33%        $ 1.68
Class A Shares ..........       1,000.00    1,022.28      0.58%          2.96
Class C Shares ..........       1,000.00    1,018.75      1.28%          6.51
--------------------------------------------------------------------------------

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/09      1/31/10      RATIOS         PERIOD*
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,063.50      0.33%        $ 1.72
Class A Shares ..........       1,000.00    1,061.60      0.58%          3.01
Class C Shares ..........       1,000.00    1,058.10      1.28%          6.64

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,023.54      0.33%        $ 1.68
Class A Shares ..........       1,000.00    1,022.28      0.58%          2.96
Class C Shares ..........       1,000.00    1,018.75      1.28%          6.51
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,051.30      0.77%        $ 3.98
Class A Shares ..........       1,000.00    1,049.80      1.03%          5.32
Class B Shares ..........       1,000.00    1,047.30      1.71%          8.82
Class C Shares ..........       1,000.00    1,047.90      1.46%          7.54

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,021.32      0.77%        $ 3.92
Class A Shares ..........       1,000.00    1,020.01      1.03%          5.24
Class B Shares ..........       1,000.00    1,016.59      1.71%          8.69
Class C Shares ..........       1,000.00    1,017.85      1.46%          7.43
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,026.80      0.53%        $ 2.71
Class A Shares ..........       1,000.00    1,025.60      0.78%          3.98
Class B Shares ..........       1,000.00    1,021.80      1.48%          7.54
Class C Shares ..........       1,000.00    1,023.50      1.23%          6.27

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,022.53      0.53%        $ 2.70
Class A Shares ..........       1,000.00    1,021.27      0.78%          3.97
Class B Shares ..........       1,000.00    1,017.74      1.48%          7.53
Class C Shares ..........       1,000.00    1,019.00      1.23%          6.26
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,026.30      0.51%        $ 2.60
Class A Shares ..........       1,000.00    1,025.00      0.76%          3.88
Class C Shares** ........       1,000.00      997.56      1.21%          1.95

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,022.63      0.51%        $ 2.60
Class A Shares ..........       1,000.00    1,021.37      0.76%          3.87
Class C Shares** ........       1,000.00    1,006.13      1.21%          1.96
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,025.80      0.66%        $ 3.37
Class A Shares ..........       1,000.00    1,025.40      0.94%          4.80
Class C Shares ..........       1,000.00    1,022.00      1.39%          7.08

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,021.88      0.66%        $ 3.36
Class A Shares ..........       1,000.00    1,020.47      0.94%          4.79
Class C Shares ..........       1,000.00    1,018.20      1.39%          7.07
--------------------------------------------------------------------------------

54  HIGHMARK(R) FUNDS

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/09      1/31/10      RATIOS         PERIOD*
--------------------------------------------------------------------------------
WISCONSIN TAX-EXEMPT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares ..........      $1,000.00   $1,043.90      0.90%        $ 4.64
Class B Shares ..........       1,000.00    1,040.30      1.60%          8.23
Class C Shares ..........       1,000.00    1,041.60      1.35%          6.95

HYPOTHETICAL
Class A Shares ..........      $1,000.00   $1,020.67      0.90%        $ 4.58
Class B Shares ..........       1,000.00    1,017.14      1.60%          8.13
Class C Shares ..........       1,000.00    1,018.40      1.35%          6.87
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,000.20      0.42%        $ 2.12
Class A Shares ..........       1,000.00    1,000.10      0.44%          2.22
Class S Shares ..........       1,000.00    1,000.10      0.44%          2.22

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,023.09      0.42%        $ 2.14
Class A Shares ..........       1,000.00    1,022.99      0.44%          2.24
Class S Shares ..........       1,000.00    1,022.99      0.44%          2.24
--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,001.70      0.56%        $ 2.83
Class A Shares ..........       1,000.00    1,000.70      0.78%          3.93
Class S Shares ..........       1,000.00    1,000.40      0.83%          4.18

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,022.38      0.56%        $ 2.85
Class A Shares ..........       1,000.00    1,021.27      0.78%          3.97
Class S Shares ..........       1,000.00    1,021.02      0.83%          4.23
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,000.30      0.13%        $ 0.66
Class A Shares ..........       1,000.00    1,000.20      0.16%          0.81
Class S Shares ..........       1,000.00    1,000.00      0.12%          0.60

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,024.55      0.13%        $ 0.66
Class A Shares ..........       1,000.00    1,024.40      0.16%          0.82
Class S Shares ..........       1,000.00    1,024.60      0.12%          0.61
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ........      $1,000.00   $1,000.50      0.15%        $ 0.76
Class A Shares ..........       1,000.00    1,000.40      0.18%          0.91
Class B Shares ..........       1,000.00    1,000.40      0.17%          0.86
Class C Shares ..........       1,000.00    1,000.40      0.17%          0.86
Class S Shares ..........       1,000.00    1,000.20      0.20%          1.01

HYPOTHETICAL
Fiduciary Shares ........      $1,000.00   $1,024.45      0.15%        $ 0.77
Class A Shares ..........       1,000.00    1,024.30      0.18%          0.92
Class B Shares ..........       1,000.00    1,024.35      0.17%          0.87
Class C Shares ..........       1,000.00    1,024.35      0.17%          0.87
Class S Shares ..........       1,000.00    1,024.20      0.20%          1.02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                               VALUE AT    VALUE AT      EXPENSE        DURING
                                8/1/09      1/31/10      RATIOS         PERIOD*
--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares .....         $1,000.00   $1,000.10      0.14%        $ 0.71
Class A Shares .......          1,000.00    1,000.10      0.14%          0.71
Class S Shares .......          1,000.00    1,000.10      0.14%          0.71

HYPOTHETICAL
Fiduciary Shares .....         $1,000.00   $1,024.50      0.14%        $ 0.71
Class A Shares .......          1,000.00    1,024.50      0.14%          0.71
Class S Shares .......          1,000.00    1,024.50      0.14%          0.71

----------
 * Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

** The National Intermediate Tax-Free Bond Fund's Class C Shares resumed operations on December 4, 2009. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period since the Class commenced operations).

                                                           HIGHMARK(R) FUNDS  55

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 62.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.2%
      Gap                                                 3,450   $      65,826
      International Game Technology                       3,460          63,456
      Kohl's *                                            4,647         234,069
      Las Vegas Sands *                                   4,340          67,270
      NIKE, Cl B                                          2,060         131,325
      Nordstrom                                           2,980         102,929
      Staples                                            11,970         280,816
      Starwood Hotels & Resorts
          Worldwide                                       2,690          89,631
      Tiffany & Co.                                       2,130          86,499
      Yum! Brands                                         3,060         104,683
                                                                  -------------
                                                                      1,226,504
                                                                  -------------

   CONSUMER STAPLES - 7.4%
      Altria Group                                        8,970         178,144
      Avon Products                                       3,610         108,805
      CVS Caremark                                       12,525         405,434
      Kellogg                                             1,975         107,479
      Philip Morris International                         6,230         283,527
      Procter & Gamble                                    4,915         302,518
      Wal-Mart Stores                                     6,515         348,096
                                                                  -------------
                                                                      1,734,003
                                                                  -------------

   ENERGY - 9.2%
      BG Group PLC, SP ADR                                2,480         228,210
      Cameron International *                             4,735         178,320
      EOG Resources                                       1,450         131,109
      Exxon Mobil                                         4,048         260,813
      Occidental Petroleum                                4,920         385,433
      Schlumberger                                        3,520         223,379
      Suncor Energy                                      11,570         366,191
      Tenaris, ADR                                        3,430         150,920
      Ultra Petroleum *                                   1,440          66,154
      XTO Energy                                          3,505         156,218
                                                                  -------------
                                                                      2,146,747
                                                                  -------------

   FINANCIALS - 6.9%
      Goldman Sachs Group                                 2,755         409,724
      Hanover Insurance Group                             7,850         332,997
      Invesco                                             5,380         103,834
      JPMorgan Chase                                      9,900         385,506
      Wells Fargo                                        14,020         398,589
                                                                  -------------
                                                                      1,630,650
                                                                  -------------
   HEALTH CARE - 7.5%
      Abbott Laboratories                                 4,215         223,142
      Baxter International                                2,820         162,404
      Hospira *                                           2,715         137,488
      Johnson & Johnson                                   4,305         270,612

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Laboratory Corporation of
         America Holdings *                               1,080   $      76,788
      Merck                                               6,150         234,807
      Pfizer                                             14,507         270,701
      Psychiatric Solutions *                             1,560          34,398
      Thermo Fisher Scientific *                          1,910          88,147
      UnitedHealth Group                                  4,480         147,840
      Zimmer Holdings *                                   2,030         114,330
                                                                  -------------
                                                                      1,760,657
                                                                  -------------
   INDUSTRIAL - 7.0%
      3M                                                  2,210         177,883
      Danaher                                             8,650         617,177
      Deere                                               3,005         150,100
      Donaldson                                           4,880         186,611
      Emerson Electric                                    2,020          83,911
      General Electric                                    5,640          90,691
      Rockwell Collins                                    3,950         210,100
      Stericycle *                                        2,570         136,030
                                                                  -------------
                                                                      1,652,503
                                                                  -------------
   INFORMATION TECHNOLOGY - 12.3%
      Accenture, Cl A                                     2,210          90,588
      Analog Devices                                      2,670          71,983
      Apple *                                             1,420         272,810
      Broadcom, Cl A *                                    2,880          76,954
      Cisco Systems *                                    18,445         414,459
      Citrix Systems *                                    3,665         152,281
      EMC *                                               5,120          85,350
      Google, Cl A *                                        760         402,359
      Intel                                              16,195         314,183
      Linear Technology                                   5,535         144,463
      Microsoft                                           8,010         225,722
      Oracle                                             16,480         380,029
      QUALCOMM                                            4,930         193,207
      Riverbed Technology *                               2,590          58,068
                                                                  -------------
                                                                      2,882,456
                                                                  -------------
   MATERIALS - 5.1%
      Ecolab                                              7,160         314,324
      Monsanto                                            3,020         229,158
      Praxair                                             6,570         494,852
      Weyerhaeuser                                        3,880         154,812
                                                                  -------------
                                                                      1,193,146
                                                                  -------------
   UTILITIES - 2.2%
      Exelon                                              2,175          99,224
      ITC Holdings                                        1,655          88,907
      Questar                                             5,960         247,221

        The accompanying notes are an integral part of the financial statements.

56  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                          Shares/Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Wisconsin Energy                                    1,445   $      70,718
                                                                  -------------
                                                                        506,070
                                                                  -------------
         TOTAL COMMON STOCK
         (Cost $12,104,607)                                          14,732,736
                                                                  -------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 14.2%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.9%
      Comcast
         5.700%, 07/01/19                           $   150,000         158,618
      Staples
         9.750%, 01/15/14                                50,000          60,993
      Time Warner Entertainment
         8.375%, 03/15/23                               175,000         214,715
                                                                  -------------
                                                                        434,326
                                                                  -------------
   CONSUMER STAPLES - 0.9%
      General Mills
         5.700%, 02/15/17                               100,000         109,794
      Kroger
         5.500%, 02/01/13                                90,000          96,787
                                                                  -------------
                                                                        206,581
                                                                  -------------
   ENERGY - 1.5%
      Colorado Interstate Gas
         6.800%, 11/15/15                               112,000         127,371
      ConocoPhillips
         5.750%, 02/01/19                               100,000         109,085
      Energy Transfer Partners
         9.700%, 03/15/19                               100,000         127,228
                                                                  -------------
                                                                        363,684
                                                                  -------------
   FINANCIALS - 4.1%
      Bank of America, MTN
         5.650%, 05/01/18                               100,000         100,940
      GE Global Insurance
         7.750%, 06/15/30                               200,000         219,324
      JPMorgan Chase
         3.125%, 12/01/11                               100,000         104,032
      JPMorgan Chase Bank
         6.000%, 10/01/17                               125,000         134,134
      Lehman Brothers Holdings, MTN (A)
         5.625%, 01/24/13                               125,000          27,187
      Morgan Stanley
         6.750%, 04/15/11                               200,000         212,972
      Wells Fargo
         3.000%, 12/09/11                               150,000         155,682
                                                                  -------------
                                                                        954,271
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - 1.1%
      HCA
         7.875%, 02/01/11                           $    40,000   $      41,100
      UnitedHealth Group
         5.250%, 03/15/11                               150,000         156,260
      Wellpoint
         6.000%, 02/15/14                                58,000          64,076
                                                                  -------------
                                                                        261,436
                                                                  -------------
   INDUSTRIAL - 0.9%
      General Electric
         5.000%, 02/01/13                               150,000         160,426
      L-3 Communications
         5.875%, 01/15/15                                50,000          50,625
                                                                  -------------
                                                                        211,051
                                                                  -------------
   INFORMATION TECHNOLOGY - 0.9%
      Hewlett-Packard
         4.750%, 06/02/14                               100,000         108,492
      International Business Machines
         6.500%, 01/15/28                               100,000         113,159
                                                                  -------------
                                                                        221,651
                                                                  -------------
   MATERIALS - 0.5%
      Rio Tinto Finance USA
         6.500%, 07/15/18                               100,000         111,039
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.6%
      Bell Atlantic Maryland
         8.000%, 10/15/29                                75,000          81,602
      New England Telephone & Telegraph
         7.875%, 11/15/29                                50,000          55,453
                                                                  -------------
                                                                        137,055
                                                                  -------------
   UTILITIES - 1.8%
      Duke Energy
         6.300%, 02/01/14                               100,000         112,103
      MidAmerican Energy Holdings
         5.750%, 04/01/18                               100,000         106,283
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                               200,000         211,305
                                                                  -------------
                                                                        429,691
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $3,285,515)                                            3,330,785
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.8%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 09/01/17                                69,687          75,188
         5.000%, 10/01/20                                31,528          33,533
         4.500%, 03/01/18                                28,081          29,526
         4.500%, 05/01/19                                40,310          42,430

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  57

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA
         8.000%, 05/01/25                           $    17,616   $      20,280
         7.000%, 07/01/26                                16,318          18,192
         7.000%, 12/01/27                                16,474          18,327
         6.500%, 05/01/14                                29,626          32,147
         6.500%, 01/01/28                                17,786          19,373
         6.500%, 05/01/29                                11,232          12,297
         6.000%, 02/01/17                                74,038          79,964
         6.000%, 03/01/28                                19,016          20,632
         6.000%, 05/01/28                                22,183          24,068
         5.500%, 12/01/17                                75,975          81,759
         5.000%, 12/01/17                                23,432          24,993
         5.000%, 04/01/18                               137,752         146,753
         5.000%, 11/01/18                                11,363          12,105
         4.500%, 02/01/19                                97,181         102,534
         4.500%, 05/01/19                               238,309         250,990
         4.500%, 06/01/19                                32,305          34,024
         4.000%, 09/01/18                                22,894          23,772
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                                84,457          86,332
      GNMA
         7.000%, 02/15/26                                18,784          20,890
         7.000%, 10/15/27                                19,283          21,458
         7.000%, 03/15/29                                18,511          20,635
         6.500%, 05/15/28                                17,824          19,535
         6.500%, 01/15/29                                31,702          34,686
         6.000%, 04/15/29                                49,724          53,677
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
         BACKED OBLIGATIONS
         (Cost $1,272,423)                                            1,360,100
                                                                  -------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 4.2%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                               121,849         124,113
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                               155,440         158,209
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (B)
         5.014%, 02/15/38                               150,000         151,075
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                               243,841         138,875
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                65,157          66,603

--------------------------------------------------------------------------------
Description                                          Par/Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Wells Fargo Mortgage Backed
         Securities Trust, Ser
         2007-7, Cl A1
         6.000%, 06/25/37                           $   221,721   $     185,033
      Wells Fargo Mortgage Backed
         Securities Trust,
         5.000%, 01/25/19                               159,363         162,700
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $1,108,580)                                              986,608
                                                                  -------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 1.0%
--------------------------------------------------------------------------------
      Centerpoint Energy Transition Bond,
         Ser 2001-1, Cl A4
         5.630%, 09/15/15                                82,891          90,179
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                               120,000         133,163
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $206,912)                                                223,342
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                    8,300         117,777
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $76,131)                                                 117,777
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 10.7%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.100%, dated 01/29/10, matures on
         02/01/10, repurchase price $2,515,837
         (collateralized by a U.S. Treasury Bill
         Obligation, par value $2,530,000,
         3.625%, 08/15/19, total market
         value $2,567,756)                          $ 2,515,816       2,515,816
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $2,515,816)                                            2,515,816
                                                                  -------------
   TOTAL INVESTMENTS - 99.2%
      (Cost $20,569,984)                                             23,267,164
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.8%                               191,068
                                                                  -------------
   NET ASSETS - 100.0%                                            $  23,458,232
                                                                  =============

        The accompanying notes are an integral part of the financial statements.

58  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2010, THE VALUE OF THIS SECURITY AMOUNTED TO $27,187, WHICH REPRESENTS 0.1% OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2010.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
ETF    - EXCHANGE TRADED FUND
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                         LEVEL 2        LEVEL 3
                                                          TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                           VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                           01/31/10         PRICE         INPUTS         INPUTS
                                                        -------------   ------------   -----------   ------------
   Common Stock *                                       $  14,732,736   $ 14,732,736   $        --   $         --
   Corporate Obligations                                    3,330,785             --     3,330,785             --
   U.S. Government Agency Mortgage-Backed Obligations       1,360,100             --     1,360,100             --
   Mortgage-Backed Securities                                 986,608             --       986,608             --
   Asset-Backed Securities                                    223,342             --       223,342             --
   Registered Investment Company                              117,777        117,777            --             --
   Repurchase Agreement                                     2,515,816             --     2,515,816             --
                                                        -------------   ------------   -----------   ------------
Total:                                                  $  23,267,164   $ 14,850,513   $ 8,416,651   $         --
                                                        =============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  59

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                             Shares        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.3%
      AMCON Distributing                                    941   $      50,861
      American Greetings, Cl A                           23,800         439,824
      Ark Restaurants                                    10,200         139,230
      Bob Evans Farms                                     6,700         186,997
      Books-A-Million                                    13,200          84,084
      Cabela's *                                         33,600         541,632
      Carter's *                                         14,400         372,384
      Cato, Cl A                                         29,800         609,410
      Cinemark Holdings                                  17,900         253,822
      Cooper Tire & Rubber                               10,900         185,627
      Core-Mark Holding *                                18,300         545,706
      Corinthian Colleges *                              22,200         310,800
      Destination Maternity *                             7,900         192,207
      Dorman Products *                                  10,800         166,860
      Dress Barn *                                        8,400         197,736
      DSW, Cl A *                                         7,200         173,520
      EDCI Holdings *                                    47,800         301,618
      Gaming Partners International                      31,100         176,026
      Hallwood Group *                                    3,800         168,074
      Interval Leisure Group *                           15,300         194,616
      Jo-Ann Stores *                                    10,500         367,710
      Kid Brands *                                       51,800         258,482
      Lifetime Brands *                                  28,600         227,942
      Live Nation Entertainment *                        34,205         392,337
      Navarre *                                          59,200         117,216
      P.F. Chang's China Bistro *                         4,600         177,560
      Radio One, Cl D *                                  35,300         113,313
      RadioShack                                         15,600         304,512
      RC2 *                                              12,400         178,188
      RG Barry                                           35,600         315,060
      Service Corp International                         41,500         318,305
      SORL Auto Parts *                                  11,600         115,072
      Stage Stores                                       22,000         284,240
      Steiner Leisure *                                   7,900         314,736
      Steven Madden *                                     8,200         329,148
      Stoneridge *                                       28,700         200,326
      Superior Industries International                  16,700         245,657
      Warnaco Group *                                     8,800         340,736
      Wolverine World Wide                                8,100         214,245
                                                                  -------------
                                                                     10,105,819
                                                                  -------------

   CONSUMER STAPLES - 4.6%
      Andersons                                           8,000         215,840
      Chiquita Brands International *                    16,300         239,121
      Cott *                                             21,700         175,336
      Del Monte Foods                                    28,900         328,882
      J & J Snack Foods                                   3,900         163,059
      John B. Sanfilippo & Son *                         17,500         266,875
      Lancaster Colony                                    8,300         452,765
      Nash Finch                                          3,900         134,550

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   CONSUMER STAPLES - (CONTINUED)
      Nu Skin Enterprises, Cl A                          13,500   $     313,740
      Prestige Brands Holdings *                         37,800         293,706
      SUPERVALU                                          16,100         236,831
      Village Super Market, Cl A                          6,600         171,600
      Weis Markets                                        7,100         252,121
                                                                  -------------
                                                                      3,244,426
                                                                  -------------

   ENERGY - 5.6%
      Cal Dive International *                           61,000         429,440
      China Integrated Energy *                          33,400         269,872
      Complete Production Services *                     17,800         223,034
      Dresser-Rand Group *                               11,000         325,380
      Gulfport Energy *                                  26,900         278,146
      Magellan Petroleum *                              211,066         331,373
      Oil States International *                         19,800         729,432
      OMNI Energy Services *                            148,300         229,865
      Pioneer Drilling *                                 22,500         178,875
      Rosetta Resources *                                17,900         368,024
      Stone Energy *                                     18,500         294,890
      T-3 Energy Services *                              11,300         254,815
                                                                  -------------
                                                                      3,913,146
                                                                  -------------

   FINANCIALS - 22.7%
      1st Source                                         18,600         283,650
      Advance America Cash Advance Centers               82,190         396,978
      Allied World Assurance Company Holdings             6,200         277,512
      American Financial Group                           20,300         503,643
      American Physicians Capital                         7,700         213,752
      B of I Holding *                                   11,000         130,570
      Bar Harbor Bankshares                               4,000         108,040
      Cash America International                          4,900         184,191
      City Holding                                        3,400         106,862
      Compass Diversified Holdings                       43,400         508,648
      CVB Financial                                      64,400         616,952
      Dime Community Bancshares                          38,500         465,465
      EMC Insurance Group                                15,700         324,676
      Encore Capital Group *                             14,500         228,665
      Endurance Specialty Holdings                       20,100         724,002
      Flagstone Reinsurance Holdings                     23,800         249,186
      FPIC Insurance Group *                              7,700         292,215
      Harleysville Group                                 14,000         452,200
      Heartland Financial USA                            14,000         195,300
      HRPT Properties Trust REIT                         22,500         150,075
      International Bancshares                           37,300         777,332
      LTC Properties REIT                                29,000         736,020
      MFA Financial REIT                                 42,000         309,120
      National Health Investors REIT                     20,000         680,400
      OceanFirst Financial                               48,400         501,424
      Omega Healthcare Investors REIT                    18,200         340,522
      Oriental Financial Group                           24,852         282,816

        The accompanying notes are an integral part of the financial statements.

60  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Parkway Properties REIT                             8,900   $     185,387
      Platinum Underwriters Holdings                     12,500         453,250
      ProAssurance *                                      6,000         304,560
      PS Business Parks REIT                             15,100         722,988
      Republic Bancorp, Cl A                              7,500         124,575
      Rewards Network                                    17,800         229,620
      Santander BanCorp *                                29,000         355,250
      Southside Bancshares                               30,450         605,955
      Teche Holding                                       7,300         227,541
      Tompkins Financial                                 11,400         446,880
      United Bankshares                                  15,000         373,500
      Unitrin                                            42,800         928,760
      Urstadt Biddle Properties, Cl A REIT               14,300         214,357
      Validus Holdings                                    8,400         222,600
      World Acceptance *                                 15,000         605,850
                                                                  -------------
                                                                     16,041,289
                                                                  -------------

   HEALTH CARE - 6.9%
      Allied Healthcare International *                 154,500         412,515
      Bio-Rad Laboratories, Cl A *                        1,800         167,724
      Continucare *                                     144,200         697,928
      Coventry Health Care *                             24,100         551,408
      Digirad *                                          96,300         190,674
      HealthTronics *                                   174,100         489,221
      Hi-Tech Pharmacal *                                11,200         241,248
      LHC Group *                                         5,600         172,424
      MedQuist                                           60,400         412,532
      Metropolitan Health Networks *                     92,300         207,675
      Par Pharmaceutical *                               23,800         626,416
      RehabCare Group *                                  16,000         464,960
      Triple-S Management, Cl B *                        15,900         263,781
                                                                  -------------
                                                                      4,898,506
                                                                  -------------

   INDUSTRIAL - 18.4%
      AeroCentury *                                      11,100         159,840
      Ampco-Pittsburgh                                   23,400         597,402
      Apogee Enterprises                                 14,000         192,640
      Armstrong World Industries *                       26,200         954,466
      ATC Technology *                                   30,300         662,661
      AZZ                                                 5,500         165,440
      Babcock & Brown Air, ADR                           39,400         378,634
      Consolidated Graphics *                             3,300         111,375
      Crane                                              29,000         885,080
      Diana Shipping *                                   10,100         133,926
      DynCorp International, Cl A *                      43,100         517,631
      Ecology and Environment, Cl A                      23,800         359,380
      EMCOR Group *                                      13,000         312,780
      EnerSys *                                          13,100         255,319
      Ennis                                              39,800         597,000

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      GP Strategies *                                    33,351   $     246,797
      Hubbell, Cl B                                      18,200         783,692
      International Shipholding                          12,300         338,988
      Intersections *                                    24,500         106,085
      Kimball International, Cl B                        26,200         206,456
      Lawson Products                                    12,800         206,720
      M&F Worldwide *                                     9,500         344,755
      Mueller Industries                                 16,700         410,653
      NACCO Industries, Cl A                              5,400         290,628
      Pinnacle Airlines *                                32,200         245,042
      Powell Industries *                                16,700         487,807
      Preformed Line Products                             3,900         140,595
      R.R. Donnelley & Sons                               6,500         128,830
      Ryder System                                        7,700         280,280
      Shaw Group *                                        4,900         158,221
      SIFCO Industries                                   29,000         364,530
      SkyWest                                             5,001          73,165
      Spherion *                                         38,300         216,012
      Sykes Enterprises *                                23,900         573,122
      Technology Research                                68,100         239,031
      Thomas & Betts *                                    4,000         135,040
      Tredegar                                           42,400         686,032
                                                                  -------------
                                                                     12,946,055
                                                                  -------------

   INFORMATION TECHNOLOGY - 13.2%
      AudioCodes *                                       69,000         213,900
      Brightpoint *                                      49,700         290,248
      CalAmp *                                           54,100         156,890
      Cirrus Logic *                                     36,800         250,976
      Communications Systems                             25,100         298,941
      Computer Task Group *                              55,000         387,750
      DDi *                                              49,000         211,190
      EarthLink                                          24,900         201,939
      Euronet Worldwide *                                11,000         224,620
      iGATE                                              41,000         414,100
      Ingram Micro, Cl A *                               22,400         378,560
      Insight Enterprises *                              50,300         578,953
      Integrated Silicon Solution *                      39,900         230,223
      LaserCard *                                        24,300         149,688
      Lattice Semiconductor *                            92,600         239,834
      Lionbridge Technologies *                          94,800         219,936
      ManTech International, Cl A *                       3,600         172,476
      Multi-Fineline Electronix *                        16,500         393,855
      NU Horizons Electronics *                          49,800         204,180
      RF Micro Devices *                                 37,700         145,145
      Richardson Electronics                             56,500         433,355
      Rimage *                                           14,600         217,686
      Satyam Computer Services, ADR *                    91,000         444,990
      Semtech *                                          17,900         268,142

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  61

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Silicon Laboratories *                              4,900   $     206,976
      SkillSoft PLC, ADR *                               33,100         322,725
      Tech Data *                                         6,300         256,725
      Techwell *                                         27,500         297,275
      TeleTech Holdings *                                34,100         649,264
      Telular *                                          49,900         216,566
      Tessco Technologies                                23,900         445,735
      Ultra Clean Holdings *                             34,200         220,932
                                                                  -------------
                                                                      9,343,775
                                                                  -------------

   MATERIALS - 6.5%
      Buckeye Technologies *                             43,000         491,920
      Clearwater Paper *                                  6,600         322,938
      Domtar *                                           13,700         665,409
      Glatfelter                                         39,200         540,960
      ICO                                                34,200         264,024
      PolyOne *                                          27,500         204,875
      Quaker Chemical                                    18,100         316,569
      RPM International                                  21,800         407,660
      Schulman A                                         13,100         295,012
      Sonoco Products                                    22,400         621,824
      Stepan                                              8,000         467,840
                                                                  -------------
                                                                      4,599,031
                                                                  -------------

   TELECOMMUNICATION SERVICES - 0.9%
      Premiere Global Services *                         15,400         124,432
      Syniverse Holdings *                               30,100         505,981
                                                                  -------------
                                                                        630,413
                                                                  -------------

   UTILITIES - 4.7%
      Black Hills                                        29,100         756,018
      CH Energy Group                                     4,500         177,975
      Energen                                            11,100         487,845
      Integrys Energy Group                               4,300         179,955
      MGE Energy                                          7,800         260,754
      New Jersey Resources                               17,400         634,926
      UGI                                                27,200         666,672
      UIL Holdings                                        5,200         141,284
                                                                  -------------
                                                                      3,305,429
                                                                  -------------

      TOTAL COMMON STOCK
        (Cost $62,314,762)                                           69,027,889
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.4%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value Index Fund ETF           6,100         344,223
      iShares S&P SmallCap 600 Value Index
        Fund ETF                                          6,100         347,090
      Rydex S&P SmallCap 600 Pure Value ETF               9,000         279,540
                                                                  -------------

      TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $776,862)                                                 970,853
                                                                  -------------

--------------------------------------------------------------------------------
Description                                             Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.1%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
        0.100%, dated 01/29/10, matures on
        02/01/10, repurchase price $749,878
        (collateralized by a U.S. Treasury Bill
        obligation, par value $755,000,
        3.625%, 08/15/19, total market
        value $766,267)                             $   749,872   $     749,872
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
        (Cost $749,872)                                                 749,872
                                                                  -------------
      TOTAL INVESTMENTS - 100.3%
        (Cost $63,839,743)                                           70,748,614
                                                                  -------------
      OTHER ASSETS & LIABILITIES, NET - (0.3)%                         (205,818)
                                                                  -------------
      NET ASSETS - 100.0%                                         $  70,542,796
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.
+      NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS
       BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
S&P    - STANDARD & POOR'S

        The accompanying notes are an integral part of the financial statements.

62  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows ( see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                     LEVEL 2        LEVEL 3
                                      TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                       01/31/10         PRICE        INPUTS         INPUTS
                                     ------------   ------------   -----------   ------------
   Common Stock *                    $ 69,027,889   $ 69,027,889   $        --   $         --
   Registered Investment Companies        970,853        970,853            --             --
   Repurchase Agreement                   749,872             --       749,872             --
                                     ------------   ------------   -----------   ------------
Total:                               $ 70,748,614   $ 69,998,742   $   749,872   $         --
                                     ============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  63

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 96.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.3%
      Career Education *                                  8,600   $     187,050
      Comcast, Cl A                                      73,439       1,162,539
      Fortune Brands                                      6,200         257,734
      Home Depot                                         33,695         943,797
      Leggett & Platt                                    27,900         509,454
      Liberty Global, Cl A *                             25,959         658,839
      Limited Brands                                     32,800         623,856
      Macy's                                             47,900         763,047
      PetSmart                                           15,300         393,975
      Royal Caribbean Cruises *                           7,100         185,239
      Sears Holdings *                                    3,000         279,840
      Service Corp International                         33,122         254,046
      Target                                              6,000         307,620
      Weight Watchers International                      15,100         435,786
                                                                  -------------
                                                                      6,962,822
                                                                  -------------

   CONSUMER STAPLES - 13.3%
      Brown-Forman, Cl B                                 20,900       1,072,588
      ConAgra Foods                                      48,000       1,091,520
      Hormel Foods                                       17,000         657,900
      Kimberly-Clark                                     21,905       1,300,938
      Procter & Gamble                                   19,800       1,218,690
      Reynolds American                                  14,500         771,400
      Safeway                                            29,865         670,469
      Wal-Mart Stores                                    26,100       1,394,523
                                                                  -------------
                                                                      8,178,028
                                                                  -------------

   ENERGY - 10.7%
      Chevron                                            20,000       1,442,400
      ConocoPhillips                                     33,330       1,599,840
      Exxon Mobil                                         7,100         457,453
      Frontier Oil                                       19,100         237,986
      Marathon Oil                                       11,200         333,872
      Nabors Industries * ++                             36,022         803,291
      Patterson-UTI Energy                               30,600         470,016
      Pioneer Natural Resources                          17,445         767,231
      Tesoro                                             36,900         461,250
                                                                  -------------
                                                                      6,573,339
                                                                  -------------

   FINANCIALS - 12.2%
      American Express                                   18,700         704,242
      Ameriprise Financial                                8,800         336,512
      Bank of America                                    10,619         161,196
      Chubb                                              15,300         765,000
      Douglas Emmett REIT                                10,500         145,215
      Franklin Resources                                  2,400         237,672
      Goldman Sachs Group                                10,010       1,488,687
      HRPT Properties Trust REIT                        116,200         775,054
      JPMorgan Chase                                      8,120         316,193

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      MetLife                                            10,600   $     374,392
      Moody's                                             7,600         209,684
      NYSE Euronext                                      11,300         264,533
      Progressive                                        27,800         460,924
      TCF Financial                                      23,200         339,648
      Wells Fargo                                        33,300         946,719
                                                                  -------------
                                                                      7,525,671
                                                                  -------------

  HEALTH CARE - 13.1%
      AmerisourceBergen                                  28,631         780,481
      Amgen *                                            24,200       1,415,216
      Forest Laboratories *                              11,700         346,788
      Hospira *                                           4,082         206,712
      Johnson & Johnson                                   6,700         421,162
      Pfizer                                             68,509       1,278,378
      Teleflex                                            2,600         148,616
      UnitedHealth Group                                 31,400       1,036,200
      WellPoint *                                        25,300       1,612,116
      Zimmer Holdings *                                  14,864         837,141
                                                                  -------------
                                                                      8,082,810
                                                                  -------------

  INDUSTRIAL - 9.4%
      Caterpillar                                        18,500         966,440
      Cooper Industries, Cl A                             8,500         364,650
      Crane                                               8,100         247,212
      Eaton                                               6,400         391,936
      General Electric                                   88,955       1,430,396
      L-3 Communications Holdings                         5,900         491,706
      Northrop Grumman                                   18,860       1,067,476
      Rockwell Automation                                17,100         824,904
                                                                  -------------
                                                                      5,784,720
                                                                  -------------

  INFORMATION TECHNOLOGY - 20.2%
      Akamai Technologies *                              14,200         350,740
      Amdocs * ++                                        34,700         992,073
      AVX                                                22,984         273,050
      Cisco Systems *                                    33,800         759,486
      Computer Sciences *                                12,700         651,510
      Corning                                            29,400         531,552
      eBay *                                             30,400         699,808
      Hewlett-Packard                                    26,600       1,252,062
      IAC/InterActiveCorp *                              71,900       1,443,752
      Intel                                              94,780       1,838,732
      Intersil, Cl A                                     14,900         200,703
      Micron Technology *                                24,400         212,768
      Microsoft                                          39,925       1,125,087
      Motorola                                           20,800         127,920
      Symantec *                                         24,209         410,343
      Tellabs *                                          38,000         244,340

        The accompanying notes are an integral part of the financial statements.

64  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Texas Instruments                                  34,957   $     786,533
      Vishay Intertechnology *                           43,478         327,824
      Yahoo! *                                           13,500         202,635
                                                                  -------------
                                                                     12,430,918
                                                                  -------------
   MATERIALS - 2.3%
      Alcoa                                              20,840         265,293
      Dow Chemical                                       34,600         937,314
      Huntsman                                           15,000         182,850
                                                                  -------------
                                                                      1,385,457
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.6%
      AT&T                                               12,000         304,320
      US Cellular *                                       9,082         332,129
      Verizon Communications                             33,600         988,512
                                                                  -------------
                                                                      1,624,961
                                                                  -------------

   UTILITIES - 1.6%
      AES *                                              15,552         196,422
      DTE Energy                                         10,100         424,604
      RRI Energy *                                       29,900         148,005
      Sempra Energy                                       3,700         187,775
                                                                  -------------
                                                                        956,806
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $61,652,882)                                          59,505,532
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 3.1%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.100% dated 01/29/10, matures on
         02/01/10, repurchase price $1,893,439
         (collaterized by a U.S. Treasury Note
         obligation, par value $1,905,000,
         3.625%, 08/15/19, total market
         value $1,933,429)                          $ 1,893,423   $   1,893,423
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,893,423)
                                                                      1,893,423
                                                                  -------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $63,546,305)                                             61,398,955
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                               147,739
                                                                  -------------
   NET ASSETS - 100.0%                                            $  61,546,694
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JANUARY 31, 2010 ARE AS FOLLOWS:

  TYPE OF        NUMBER OF      EXPIRATION      UNREALIZED
  CONTRACT       CONTRACTS         DATE        DEPRECIATION
-----------------------------------------------------------
S&P 500 E-mini      36          March 2010      $(101,159)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                       LEVEL 2        LEVEL 3
                          TOTAL FAIR      LEVEL 1    SIGNIFICANT    SIGNIFICANT
                           VALUE AT        QUOTED    OBSERVABLE    UNOBSERVABLE
                           01/31/10        PRICE       INPUTS         INPUTS
                         ------------  ------------  -----------   ------------
  Common Stock *         $ 59,505,532  $ 59,505,532  $        --   $         --
  Repurchase Agreement      1,893,423            --    1,893,423             --
  Futures Contracts          (101,159)     (101,159)          --             --
                         ------------  ------------  -----------   ------------
Total:                   $ 61,297,796  $ 59,404,373  $ 1,893,423   $         --
                         ============  ============  ===========   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  65

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 1.9%
      Amazon.com *                                        5,000   $     627,050
      Comcast, Cl A                                      22,800         360,924
      Garmin +++                                          8,550         276,251
                                                                  -------------
                                                                      1,264,225
                                                                  -------------

   HEALTH CARE - 10.5%
      Alcon +++                                           3,000         467,130
      Alkermes *                                         18,000         196,920
      Allscripts-Misys Healthcare Solutions *            13,000         213,980
      Amgen *                                             6,000         350,880
      Amylin Pharmaceuticals *                           13,000         233,740
      athenahealth *                                      7,000         275,380
      Baxter International                               11,800         679,562
      Celgene *                                          11,500         652,970
      Cephalon *                                          8,500         542,640
      Cerner *                                            4,000         302,600
      ev3 *                                              17,500         255,150
      Genzyme *                                           4,000         217,040
      Human Genome Sciences *                             5,000         132,350
      Intermune *                                        15,000         234,150
      Merck                                               8,000         305,440
      Myriad Genetics *                                   8,500         199,750
      Quality Systems                                    13,800         711,252
      Thermo Fisher Scientific *                         11,500         530,725
      United Therapeutics *                               8,000         476,560
                                                                  -------------
                                                                      6,978,219
                                                                  -------------

   INFORMATION TECHNOLOGY - 84.2%
      Accenture, Cl A +++                                22,050         903,830
      Activision Blizzard *                              47,100         478,536
      Adobe Systems *                                    20,000         646,000
      Altera                                             31,300         667,316
      Amdocs * +++                                       26,700         763,353
      Analog Devices                                     14,450         389,572
      Apple *                                            16,645       3,197,837
      Applied Materials                                  52,300         637,014
      ASML Holding, Cl G +++                             12,847         401,469
      AU Optronics, ADR                                  16,976         185,717
      Autodesk *                                         19,900         473,421
      Automatic Data Processing                          14,000         571,060
      Avnet *                                             6,590         174,240
      BMC Software *                                     23,200         896,448
      Broadcom, Cl A *                                   30,310         809,883
      Check Point Software Technologies * +++            29,800         953,004
      Cisco Systems *                                    90,340       2,029,940
      Citrix Systems *                                   20,000         831,000
      Cognizant Technology Solutions, Cl A *             23,200       1,012,912
      Corning                                            38,010         687,221
      Dell *                                             31,300         403,770
      eBay *                                             37,300         858,646

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Arts *                                             28,400   $     462,352
      EMC *                                              40,470         674,635
      F5 Networks *                                      10,900         538,787
      Fiserv *                                            7,800         351,312
      Flextronics International * +++                    79,750         505,615
      Google, Cl A *                                      4,725       2,501,509
      Harris                                              6,850         294,002
      Hewlett-Packard                                    47,530       2,237,237
      IAC/InterActiveCorp *                               9,125         183,230
      Intel                                             106,120       2,058,728
      International Business Machines                    15,650       1,915,403
      Intersil, Cl A                                     32,400         436,428
      Intuit *                                           12,750         377,527
      Juniper Networks *                                 26,100         648,063
      KLA-Tencor                                         15,000         423,000
      Lam Research *                                     11,550         381,265
      Linear Technology                                  15,350         400,635
      Marvell Technology Group * +++                     57,650       1,004,840
      Maxim Integrated Products                          26,800         468,464
      McAfee *                                           20,600         776,620
      Microchip Technology                               18,000         464,580
      Microsoft                                         103,810       2,925,366
      National Semiconductor                             39,300         521,118
      NetApp *                                           32,950         959,834
      Nintendo, ADR                                      17,100         596,790
      Nokia, SP ADR                                      31,000         424,390
      Nuance Communications *                            22,000         330,440
      NVIDIA *                                           33,425         514,411
      Open Text * +++                                     7,500         295,650
      Oracle                                             82,700       1,907,062
      Paychex                                            10,100         292,799
      QUALCOMM                                           51,080       2,001,825
      Rambus *                                           13,500         296,190
      Red Hat *                                          30,700         835,654
      Research In Motion * +++                           13,180         829,813
      Salesforce.com *                                   12,250         778,488
      Samsung Electronics, GDR ++                         3,000       1,035,000
      SAP, ADR                                           10,350         469,062
      Seagate Technology +++                             30,000         501,900
      Siliconware Precision Industries, ADR              53,009         357,811
      Symantec *                                         35,100         594,945
      SYNNEX *                                           12,400         328,228
      Taiwan Semiconductor Manufacturing,
        SP ADR                                           51,806         526,349
      Texas Instruments                                  29,000         652,500
      Varian Semiconductor Equipment
        Associates *                                     16,000         469,280
      VeriSign *                                         22,600         517,766
      VMware, Cl A *                                      8,000         363,280
      Western Digital *                                  10,800         410,292

        The accompanying notes are an integral part of the financial statements.

66  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Shares/Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Xilinx                                             29,300   $     690,894
      Yahoo! *                                           32,835         492,853
                                                                  -------------
                                                                     55,996,411
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.0%
      American Tower, Cl A *                             14,650         621,892
      Millicom International Cellular +++                 6,450         460,014
      Tele Norte Leste Participacoes, ADR                14,700         261,954
                                                                  -------------
                                                                      1,343,860
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $53,538,442)                                          65,582,715
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA) LLC
         0.100%, dated 01/29/10, matures on
         02/01/10, repurchase price $1,097,162
         (collateralized by a U.S. Treasury Bill
         obligation, par value $1,105,000,
         3.625%, 08/15/19, total market
         value $1,128,357)                          $ 1,097,153       1,097,153
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,097,153)                                            1,097,153
                                                                  -------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $54,635,595)                                             66,679,868
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                            (163,451)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  66,516,417
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

+++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF 01/31/10 WAS $1,035,000 AND REPRESENTED 1.6% OF NET ASSETS.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
LLC    - LIMITED LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                         LEVEL 2       LEVEL 3
                           TOTAL FAIR      LEVEL 1     SIGNIFICANT   SIGNIFICANT
                            VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                            01/31/10        PRICE        INPUTS        INPUTS
                          ------------   -----------   -----------  ------------
   Common Stock *         $ 65,582,715   $65,582,715   $        --   $        --
   Repurchase Agreement      1,097,153            --     1,097,153            --
                          ------------   -----------   -----------  ------------
Total:                    $ 66,679,868   $65,582,715   $ 1,097,153   $        --
                          ============   ===========   ===========  ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  67

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 100.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.3%
      Barnes & Noble                                      9,655   $     168,769
      Gannett                                            23,445         378,637
      Home Depot                                          8,370         234,444
      National Presto Industries                          1,599         183,117
      Newell Rubbermaid                                  11,920         161,754
      Polaris Industries                                  4,925         217,734
      World Wrestling Entertainment, Cl A                13,000         208,000
                                                                  -------------
                                                                      1,552,455
                                                                  -------------
   CONSUMER STAPLES - 3.7%
      Altria Group                                       14,775         293,432
      Philip Morris International                         5,810         264,413
                                                                  -------------
                                                                        557,845
                                                                  -------------
   ENERGY - 18.5%
      BP PLC, SP ADR                                      5,515         309,502
      Chevron                                             6,205         447,505
      Duncan Energy Partners                             12,805         309,241
      Enbridge Energy Partners                            5,615         291,587
      Exxon Mobil                                         5,910         380,781
      Occidental Petroleum                                4,135         323,936
      TransCanada ++                                     10,735         342,554
      Williams Partners                                   9,655         369,690
                                                                  -------------
                                                                      2,774,796
                                                                  -------------
   FINANCIALS - 22.5%
      American Express                                    4,135         155,724
      Annaly Capital Management REIT                     27,085         470,737
      BB&T                                               10,045         279,954
      Chimera Investment REIT                            43,240         169,501
      Goldman Sachs Group                                 2,070         307,850
      Home Properties REIT                                5,910         261,990
      Morgan Stanley                                      6,995         187,326
      New York Community Bancorp                         12,410         186,522
      Rayonier REIT                                      11,920         499,925
      Trustmark                                           4,925         112,290
      U.S. Bancorp                                       12,805         321,149
      Weingarten Realty Investors REIT                    9,555         178,392
      Wells Fargo                                         8,670         246,488
                                                                  -------------
                                                                      3,377,848
                                                                  -------------
   HEALTH CARE - 12.3%
      Bristol-Myers Squibb                               16,745         407,908
      Eli Lilly                                           3,545         124,784
      Johnson & Johnson                                   5,615         352,959
      Merck                                              14,085         537,765
      Pfizer                                             22,460         419,104
                                                                  -------------
                                                                      1,842,520
                                                                  -------------

--------------------------------------------------------------------------------
Description                                             Shares        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 7.2%
      General Electric                                   35,165   $     565,453
      R.R. Donnelley & Sons                               8,865         175,704
      Tyco International ++                               9,850         348,986
                                                                  -------------
                                                                      1,090,143
                                                                  -------------
   INFORMATION TECHNOLOGY - 8.5%
      Intel                                               9,950         193,030
      International Business Machines                     4,730         578,905
      Microsoft                                          13,790         388,602
      National Semiconductor                              9,060         120,136
                                                                  -------------
                                                                      1,280,673
                                                                  -------------
   MATERIALS - 9.0%
      Air Products & Chemicals                            3,350         254,466
      Eastman Chemical                                    4,730         267,387
      EI Du Pont de Nemours                               2,760          90,004
      International Paper                                11,325         259,456
      PPG Industries                                      5,615         329,488
      Temple-Inland                                       8,370         145,387
                                                                  -------------
                                                                      1,346,188
                                                                  -------------
   TELECOMMUNICATION SERVICES - 7.3%
      AT&T                                               17,140         434,670
      CenturyTel                                          2,465          83,835
      Consolidated Communications                        20,880         357,674
      Verizon Communications                              7,685         226,093
                                                                  -------------
                                                                      1,102,272
                                                                  -------------
   UTILITIES - 1.0%
      OGE Energy                                          4,135         149,770
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $14,282,388)                                          15,074,510
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                            33,858          33,858
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $33,858)                                                  33,858
                                                                  -------------
   TOTAL INVESTMENTS - 100.5%
      (Cost $14,316,246)                                             15,108,368
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.5)%                             (74,651)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  15,033,717
                                                                  =============

        The accompanying notes are an integral part of the financial statements.

68  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

EQUITY INCOME FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                     01/31/10        PRICE         INPUTS         INPUTS
                                   ------------   ------------   -----------   ------------
Investment in Securities *         $ 15,108,368   $ 15,108,368   $        --   $         --
                                   ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  69

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

FUNDAMENTAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.1%
      Gap                                                 3,415   $      65,158
      International Game Technology                       3,425          62,815
      Kohl's *                                            4,419         222,585
      Las Vegas Sands *                                   4,170          64,635
      NIKE, Cl B                                          1,895         120,806
      Nordstrom                                           2,813          97,161
      Staples                                            11,125         260,993
      Starwood Hotels & Resorts Worldwide                 2,645          88,131
      Tiffany & Co. *                                     2,084          84,631
      Yum! Brands                                         2,780          95,104
                                                                  -------------
                                                                      1,162,019
                                                                  -------------

   CONSUMER STAPLES - 11.6%
      Altria Group                                        8,630         171,392
      Avon Products                                       3,470         104,586
      CVS Caremark                                       11,637         376,690
      Kellogg                                             1,845         100,405
      Philip Morris International                         6,108         277,975
      Procter & Gamble                                    4,730         291,132
      Wal-Mart Stores                                     6,385         341,151
                                                                  -------------
                                                                      1,663,331
                                                                  -------------

   ENERGY - 14.1%
      BG Group PLC, SP ADR                                2,265         208,425
      Cameron International *                             4,869         183,367
      EOG Resources                                       1,290         116,642
      Exxon Mobil                                         3,985         256,754
      Occidental Petroleum                                4,571         358,092
      Schlumberger                                        3,362         213,353
      Suncor Energy                                      10,489         331,977
      Tenaris, ADR                                        3,286         144,584
      Ultra Petroleum *                                   1,367          62,800
      XTO Energy                                          3,331         148,463
                                                                  -------------
                                                                      2,024,457
                                                                  -------------

   FINANCIALS - 11.1%
      Goldman Sachs Group                                 2,674         397,677
      Hanover Insurance Group                             7,618         323,156
      Invesco                                             5,613         108,331
      JPMorgan Chase                                      9,610         374,213
      Wells Fargo                                        13,605         386,790
                                                                  -------------
                                                                      1,590,167
                                                                  -------------

   HEALTH CARE - 11.6%
      Abbott Laboratories                                 3,603         190,743
      Baxter International                                2,535         145,991
      Hospira *                                           2,595         131,411
      Johnson & Johnson                                   3,945         247,983

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Laboratory Corporation of America
         Holdings *                                       1,035   $      73,589
      Merck                                               6,055         231,180
      Pfizer                                             14,398         268,667
      Psychiatric Solutions *                             1,533          33,803
      Thermo Fisher Scientific *                          1,840          84,916
      UnitedHealth Group                                  4,345         143,385
      Zimmer Holdings *                                   1,986         111,852
                                                                  -------------
                                                                      1,663,520
                                                                  -------------
   INDUSTRIAL - 10.9%
      3M                                                  2,105         169,431
      Danaher                                             8,154         581,788
      Deere                                               2,787         139,211
      Donaldson                                           4,620         176,669
      Emerson Electric                                    1,919          79,715
      General Electric                                    5,390          86,671
      Rockwell Collins                                    3,735         198,665
      Stericycle *                                        2,460         130,208
                                                                  -------------
                                                                      1,562,358
                                                                  -------------
   INFORMATION TECHNOLOGY - 18.6%
      Accenture, Cl A                                     2,030          83,210
      Analog Devices                                      2,660          71,714
      Apple *                                             1,385         266,086
      Broadcom, Cl A *                                    2,765          73,881
      Cisco Systems *                                    14,068         316,108
      Citrix Systems *                                    3,585         148,957
      EMC *                                               4,810          80,183
      Google, Cl A *                                        721         381,712
      Intel                                              15,462         299,963
      Linear Technology                                   5,197         135,642
      Microsoft                                           7,582         213,661
      Oracle                                             15,348         353,925
      QUALCOMM                                            4,740         185,761
      Riverbed Technology *                               2,540          56,947
                                                                  -------------
                                                                      2,667,750
                                                                  -------------
   MATERIALS - 7.9%
      Ecolab                                              6,820         299,398
      Monsanto                                            2,960         224,605
      Praxair                                             6,117         460,730
      Weyerhaeuser                                        3,794         151,380
                                                                  -------------
                                                                      1,136,113
                                                                  -------------
   UTILITIES - 3.2%
      Exelon                                              2,027          92,470
      ITC Holdings                                        1,539          82,674

        The accompanying notes are an integral part of the financial statements.

70  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

FUNDAMENTAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Questar                                             5,400   $     223,990
      Wisconsin Energy                                    1,395          68,270
                                                                  -------------
                                                                        467,404
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $13,360,886)                                          13,937,119
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 5.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           610,624         610,624
      Financial Select Sector SPDR ETF                    7,763         110,157
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $707,839)                                                720,781
                                                                  -------------
   TOTAL INVESTMENTS - 102.1%
      (Cost $14,068,725)                                             14,657,900
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (2.1)%                            (295,759)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  14,362,141
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2       LEVEL 3
                                    TOTAL FAIR      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                     01/31/10        PRICE          INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Investments in Securities *        $ 14,657,900   $ 14,657,900   $        --   $         --
                                   ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  71

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 16.4%
      Chipotle Mexican Grill *                           21,685   $   2,091,735
      Coach                                              88,260       3,078,509
      Dick's Sporting Goods *                           178,570       3,994,611
      LKQ *                                             179,135       3,358,781
      Morningstar *                                      51,825       2,449,250
      O'Reilly Automotive *                             116,680       4,410,504
      Panera Bread, Cl A *                               65,690       4,691,580
      Strayer Education                                  17,275       3,589,400
      Tractor Supply *                                   77,715       3,922,276
                                                                  -------------
                                                                     31,586,646
                                                                  -------------
   CONSUMER STAPLES - 5.2%
      Alberto-Culver                                     98,920       2,808,339
      Church & Dwight                                    61,135       3,685,829
      Flowers Foods                                     140,405       3,410,437
                                                                  -------------
                                                                      9,904,605
                                                                  -------------
   ENERGY - 7.6%
      FMC Technologies *                                 81,265       4,320,860
      Range Resources                                    73,935       3,401,010
      Smith International                                92,145       2,793,836
      Southwestern Energy *                              93,925       4,027,504
                                                                  -------------
                                                                     14,543,210
                                                                  -------------
   FINANCIALS - 3.6%
      Affiliated Managers Group *                        43,030       2,606,327
      Eaton Vance                                        80,955       2,332,314
      IntercontinentalExchange *                         20,415       1,949,224
                                                                  -------------
                                                                      6,887,865
                                                                  -------------
   HEALTH CARE - 15.0%
      Cerner *                                           71,525       5,410,866
      Covance *                                          60,190       3,497,641
      CR Bard                                            41,010       3,399,319
      DENTSPLY International                            113,040       3,790,231
      IDEXX Laboratories *                               77,220       4,053,278
      ResMed *                                           79,215       4,051,055
      Varian Medical Systems *                           91,675       4,610,336
                                                                  -------------
                                                                     28,812,726
                                                                  -------------
   INDUSTRIAL - 23.5%
      AMETEK                                             69,230       2,522,741
      CH Robinson Worldwide                              78,490       4,444,889
      Copart *                                           76,995       2,599,351
      Donaldson                                          54,660       2,090,198
      Expeditors International of Washington            102,905       3,509,061
      Fastenal                                           99,330       4,120,208
      Flowserve                                          41,705       3,760,540
      FTI Consulting *                                   50,895       2,109,598
      IDEX                                               82,500       2,328,150

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      IHS, Cl A *                                        58,885   $   3,029,044
      L-3 Communications Holdings                        54,580       4,548,697
      Lincoln Electric Holdings                          39,305       1,919,263
      Roper Industries                                   80,025       4,007,652
      Stericycle *                                       78,480       4,153,946
                                                                  -------------
                                                                     45,143,338
                                                                  -------------
   INFORMATION TECHNOLOGY - 26.1%
      Adobe Systems *                                   108,910       3,517,793
      Amphenol, Cl A                                    112,175       4,469,052
      ANSYS *                                           112,485       4,708,622
      Citrix Systems *                                  106,910       4,442,111
      Cognizant Technology Solutions, Cl A *            121,980       5,325,647
      FactSet Research Systems                           41,420       2,609,460
      Fiserv *                                           76,925       3,464,702
      FLIR Systems *                                    120,240       3,556,699
      Global Payments                                    86,630       3,855,035
      Intuit *                                          128,335       3,799,999
      McAfee *                                          103,915       3,917,596
      MICROS Systems *                                  129,140       3,690,821
      Trimble Navigation *                              122,010       2,792,809
                                                                  -------------
                                                                     50,150,346
                                                                  -------------
   MATERIALS - 1.2%
      Sigma-Aldrich                                      48,775       2,333,884
                                                                  -------------
                                                                      2,333,884
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $151,175,654)                                        189,362,620
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.7%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         3,309,771       3,309,771
                                                                  -------------

      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,309,771)                                            3,309,771
                                                                  -------------

   TOTAL INVESTMENTS - 100.3%
      (Cost $154,485,425)                                           192,672,391
                                                                  -------------

   OTHER ASSETS & LIABILITIES, NET - (0.3)%                            (524,563)
                                                                  -------------

   NET ASSETS - 100.0%                                            $ 192,147,828
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

        The accompanying notes are an integral part of the financial statements.

72  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                                              LEVEL 2       LEVEL 3
                                                          TOTAL FAIR          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                                           VALUE AT           QUOTED         OBSERVABLE   UNOBSERVABLE
                                                           01/31/10            PRICE          INPUTS        INPUTS
                                                        ---------------   ---------------   -----------   ------------
Investments in Securities *                             $   192,672,391   $   192,672,391   $        --   $         --
                                                        ===============   ===============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  73

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 19.2%
      Buffalo Wild Wings *                                1,425   $      66,704
      Capella Education *                                 1,465         107,502
      Dick's Sporting Goods *                             4,970         111,179
      hhgregg *                                           2,860          60,918
      Hibbett Sports *                                    5,600         118,832
      LKQ *                                               9,220         172,875
      Monro Muffler Brake                                 4,570         156,385
      Panera Bread, Cl A *                                2,570         183,549
      Strayer Education                                     420          87,268
      WMS Industries *                                    3,925         145,539
                                                                  -------------
                                                                      1,210,751
                                                                  -------------
   ENERGY - 6.4%
      St. Mary Land & Exploration                         4,690         150,268
      T-3 Energy Services *                               5,830         131,467
      Whiting Petroleum *                                 1,845         122,803
                                                                  -------------
                                                                        404,538
                                                                  -------------
   FINANCIALS - 4.2%
      Affiliated Managers Group *                         2,100         127,197
      Eaton Vance                                         4,725         136,127
                                                                  -------------
                                                                        263,324
                                                                  -------------
   HEALTH CARE - 22.2%
      athenahealth *                                      1,370          53,896
      Dionex *                                            1,350          94,297
      Haemonetics *                                       1,660          93,973
      HMS Holdings *                                      2,860         128,957
      IDEXX Laboratories *                                3,850         202,086
      Meridian Bioscience                                 6,380         127,855
      Neogen *                                            2,665          56,631
      NuVasive *                                          1,295          35,742
      Onyx Pharmaceuticals *                              2,400          69,024
      PAREXEL International *                             4,245          82,098
      Quality Systems                                     2,020         104,111
      SXC Health Solutions *                              2,100          98,952
      Techne                                              2,380         156,176
      West Pharmaceutical Services                        2,685          97,546
                                                                  -------------
                                                                      1,401,344
                                                                  -------------
   INDUSTRIAL - 20.0%
      Acuity Brands                                       2,840         101,615
      Aerovironment *                                     2,875          97,951
      American Ecology                                    4,800          76,080
      Badger Meter                                        2,400          90,696
      CIRCOR International                                3,050          86,162
      CoStar Group *                                      2,765         111,651
      Donaldson                                           2,705         103,439
      Genesee & Wyoming, Cl A *                           3,240          95,483
      Kaydon                                              2,345          76,658

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Knight Transportation                               8,600   $     155,660
      Lincoln Electric Holdings                           1,565          76,419
      Middleby *                                          2,110          95,077
      RBC Bearings *                                      4,135          96,097
                                                                  -------------
                                                                      1,262,988
                                                                  -------------
   INFORMATION TECHNOLOGY - 22.6%
      ANSYS *                                             4,435         185,649
      Blackboard *                                        2,550         100,495
      Bottomline Technologies *                           3,470          60,031
      Concur Technologies *                               2,590         102,693
      Digital River *                                     3,505          88,081
      Dolby Laboratories, Cl A *                          1,335          67,191
      F5 Networks *                                       4,210         208,100
      FactSet Research Systems                            2,530         159,390
      Interactive Intelligence *                          3,945          68,249
      Pegasystems                                         2,380          79,135
      Riverbed Technology *                               3,735          83,739
      Rofin-Sinar Technologies *                          3,065          67,093
      Tyler Technologies *                                3,200          59,936
      Ultimate Software Group *                           3,350         100,165
                                                                  -------------
                                                                      1,429,947
                                                                  -------------
   MATERIALS - 1.6%
      Balchem                                             5,173         100,295
                                                                  -------------
   TELECOMMUNICATION SERVICES - 0.8%
      Neutral Tandem *                                    3,145          48,622
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $5,735,467)                                            6,121,809
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                            82,138          82,138
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $82,138)                                                  82,138
                                                                  -------------
   TOTAL INVESTMENTS - 98.3%
     (Cost $5,817,605)                                                6,203,947
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.7%                               104,781
                                                                  -------------
   NET ASSETS - 100.0%                                            $   6,308,728
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

        The accompanying notes are an integral part of the financial statements.

74  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                                              LEVEL 2        LEVEL 3
                                                           TOTAL FAIR         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
                                                            01/31/10           PRICE          INPUTS         INPUTS
                                                        ---------------   ---------------   -----------   ------------
Investments in Securities *                             $     6,203,947   $     6,203,947   $        --   $         --
                                                        ===============   ===============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  75

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.6%+
--------------------------------------------------------------------------------
   ARGENTINA - 0.2%
      MercadoLibre * (A)                                 12,000   $     456,360
                                                                  -------------
   AUSTRALIA - 3.2%
      BHP Billiton                                       35,000       1,219,932
      Commonwealth Bank of Australia                     24,000       1,130,158
      CSL                                                13,000         358,584
      Energy Resources of Australia                      20,000         370,668
      JB Hi-Fi                                           20,000         356,868
      Lend Lease Group                                  100,000         835,110
      Macquarie Group                                    12,000         532,488
      Newcrest Mining                                    15,000         418,395
      Orica                                              10,000         213,643
      QBE Insurance Group                                20,000         405,523
      Rio Tinto                                           7,000         421,093
      UGL                                                25,000         286,405
      Wesfarmers                                         20,000         486,734
                                                                  -------------
                                                                      7,035,601
                                                                  -------------
   BELGIUM - 1.2%
      Agfa-Gevaert *                                     60,000         436,748
      Anheuser-Busch InBev                               12,000         601,464
      Belgacom                                           13,000         475,396
      Dexia *                                           100,000         623,371
      Nyrstar *                                          40,000         559,037
                                                                  -------------
                                                                      2,696,016
                                                                  -------------
   BERMUDA - 0.2%
      Catlin Group                                       70,000         380,105
                                                                  -------------
   BRAZIL - 3.0%
      Banco do Brasil                                    70,000       1,043,501
      BM&F BOVESPA                                       70,000         472,732
      Cia de Bebidas das Americas, ADR (A)                5,000         462,800
      Cia Siderurgica Nacional, SP ADR (A)               17,000         495,040
      Petroleo Brasileiro, ADR                           50,000       2,028,500
      Positivo Informatica                               30,000         321,008
      Souza Cruz                                         10,000         321,008
      Vale, SP ADR (A)                                   50,000       1,289,500
                                                                  -------------
                                                                      6,434,089
                                                                  -------------
   CANADA - 1.1%
      Barrick Gold                                       10,000         347,159
      CI Financial                                       15,000         306,243
      Husky Energy                                       10,000         248,772
      Royal Bank of Canada                               12,000         586,729
      Sun Life Financial                                 10,000         292,074
      SXC Health Solutions *                              8,000         375,665
      Talisman Energy                                    20,000         330,886
                                                                  -------------
                                                                      2,487,528
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   CHINA - 0.7%
      China Construction Bank, Cl H                   1,200,000   $     924,272
      PetroChina, Cl H                                  250,000         283,361
      Tingyi (Cayman Islands) Holding                   150,000         324,577
                                                                  -------------
                                                                      1,532,210
                                                                  -------------
   CYPRUS - 0.2%
      ProSafe                                            70,000         395,678
                                                                  -------------
   CZECH REPUBLIC - 0.5%
      CEZ                                                14,000         681,334
      Telefonica O2 Czech Republic                       15,000         355,082
                                                                  -------------
                                                                      1,036,416
                                                                  -------------
   FRANCE - 10.1%
      AXA                                                44,311         921,559
      BNP Paribas                                        25,058       1,811,844
      Bouygues                                           20,000         991,903
      Carrefour                                          21,000       1,028,978
      Casino Guichard-Perrachon                           6,000         494,565
      Christian Dior                                      9,000         913,427
      CNP Assurances                                      5,000         443,750
      Compagnie Generale des Etablissements
         Michelin, Cl B                                   5,000         390,369
      Credit Agricole                                    35,000         555,155
      Dassault Systemes                                   7,000         404,574
      France Telecom                                     35,000         806,770
      GDF Suez                                           11,089         421,580
      L'Oreal                                            10,000       1,059,980
      Lafarge                                            17,000       1,270,215
      PPR                                                 4,000         490,544
      Sanofi-Aventis                                     28,746       2,136,301
      Schneider Electric                                  8,000         832,233
      SILIC REIT                                          4,000         461,982
      Technip                                            10,000         689,230
      Total                                              35,000       2,040,583
      Valeo *                                            12,000         397,399
      Vallourec                                           2,500         433,281
      Veolia Environnement                               30,000         991,626
      Vinci                                              18,000         968,582
      Vivendi                                            40,000       1,045,422
                                                                  -------------
                                                                     22,001,852
                                                                  -------------
   GERMANY - 5.2%
      Allianz                                             8,000         892,019
      BASF                                               20,000       1,143,170
      Bayer                                              15,000       1,028,957
      Bilfinger Berger                                   10,000         726,526
      Daimler                                            10,000         463,438
      Deutsche Bank (A)                                  10,000         615,260
      Deutsche Telekom                                   35,000         454,072

        The accompanying notes are an integral part of the financial statements.

76  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   GERMANY - (CONTINUED)
      E.ON                                               20,000   $     739,282
      Fresenius Medical Care KGAA                        10,000         507,945
      Hannover Rueckversicherung *                        8,000         370,473
      Linde                                               6,000         660,529
      Metro                                               7,000         384,532
      Muenchener Rueckversicherungs-
         Gesellschaft                                     3,000         451,306
      Puma                                                2,000         613,527
      RWE                                                11,000         979,757
      Siemens (A)                                         7,000         631,149
      Software                                            5,000         572,417
                                                                  -------------
                                                                     11,234,359
                                                                  -------------
   HONG KONG - 4.3%
      ASM Pacific Technology                             40,000         332,305
      BOC Hong Kong Holdings                            300,000         629,834
      Cafe De Coral Holdings                            120,000         262,753
      Cheung Kong Holdings                               40,000         474,243
      China Mobile                                       50,000         474,952
      China Resources Land                              200,000         362,702
      CLP Holdings                                       80,000         540,962
      CNOOC                                             400,000         568,783
      Geely Automobile Holdings                         700,000         311,053
      Hong Kong Exchanges and Clearing                   20,000         340,806
      Hongkong Electric Holdings                         70,000         391,746
      Hutchison Whampoa                                  40,000         273,830
      Kingboard Chemical Holdings                        80,000         343,124
      Li & Fung                                         100,000         458,529
      Noble Group                                       200,000         409,600
      Pacific Basin Shipping                            400,000         298,302
      Shun Tak Holdings                                 500,000         291,089
      Skyworth Digital Holdings                         400,000         385,886
      Sun Hung Kai Properties                            50,000         645,934
      Swire Pacific, Cl A                                50,000         546,436
      VTech Holdings                                     40,000         396,448
      Wharf Holdings                                    120,000         596,604
                                                                  -------------
                                                                      9,335,921
                                                                  -------------
   HUNGARY - 1.4%
      Magyar Telekom Telecommunications                  90,000         325,688
      MOL Hungarian Oil and Gas Nyrt *                    8,000         746,036
      OTP Bank Nyrt *                                    50,000       1,494,526
      Richter Gedeon Nyrt                                 2,000         423,824
                                                                  -------------
                                                                      2,990,074
                                                                  -------------
   IRELAND - 0.3%
      Experian                                           70,000         669,688
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   ITALY - 1.8%
      Azimut Holding                                     35,000   $     434,564
      Banco Popolare Societa *                           40,000         256,503
      DiaSorin                                           10,000         357,024
      Enel                                               80,000         432,866
      ENI                                                30,000         704,204
      Hera                                              150,000         349,398
      Intesa Sanpaolo *                                 250,000         962,752
      Prysmian                                           20,000         365,482
                                                                  -------------
                                                                      3,862,793
                                                                  -------------
   JAPAN - 14.0%
      Air Water                                          40,000         457,763
      Asahi Breweries                                    15,000         291,641
      Astellas Pharma                                    12,000         444,026
      Bank of Yokohama                                   70,000         331,912
      Bridgestone                                        30,000         480,917
      Canon                                              20,000         783,249
      Central Japan Railway                                  50         367,806
      Chubu Electric Power                               14,000         355,642
      Chuo Mitsui Trust Holdings                        130,000         462,305
      Daito Trust Construction                           10,000         477,483
      Denso                                              20,000         590,484
      East Japan Railway                                  6,000         403,479
      Fanuc                                               4,000         383,759
      Fast Retailing                                      4,000         665,596
      FUJIFILM Holdings                                  16,000         512,801
      Fujitsu                                           120,000         739,157
      Hitachi *                                         120,000         413,449
      Hitachi Chemical                                   25,000         536,476
      Honda Motor                                        30,000       1,021,991
      Hoya                                               20,000         536,199
      Itochu                                            100,000         784,357
      Japan Tobacco                                         150         543,400
      JFE Holdings                                       14,000         490,112
      KDDI                                                   50         263,945
      Kintetsu World Express                             15,000         384,701
      Kyocera                                             4,000         363,375
      KYORIN                                             20,000         290,256
      Marubeni                                          100,000         583,836
      Miraca Holdings                                    12,000         360,273
      Mitsubishi                                         35,000         848,003
      Mitsubishi Electric *                              50,000         391,625
      Mitsui                                             45,000         664,045
      Mitsui Fudosan                                     25,000         425,137
      Mizuho Financial Group (A)                        200,000         387,747
      Nintendo                                            3,000         839,196
      Nippon Steel                                      100,000         364,482
      Nissan Motor *                                     80,000         652,302
      Nitto Denko                                        10,000         384,978

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  77

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Nomura Holdings                                    50,000   $     378,884
      NTT DoCoMo                                            200         299,784
      Osaka Gas                                         150,000         528,444
      Rohm                                                4,000         269,872
      Sankyo                                              7,000         374,564
      Secom                                              10,000         448,125
      Seven & I Holdings                                 20,000         438,044
      Sharp                                              40,000         480,363
      Softbank                                           30,000         764,748
      Sony                                               15,000         500,194
      Sumitomo                                           30,000         338,669
      Sumitomo Electric                                  50,000         658,616
      Sumitomo Metal Mining                              25,000         349,526
      Sumitomo Mitsui Financial Group (A)                10,000         325,154
      Sumitomo Trust & Banking                          100,000         557,248
      Takeda Pharmaceutical                              13,000         571,761
      TDK                                                 6,000         389,520
      Terumo                                              6,000         336,343
      TOKIO Marine Holdings                              20,000         540,630
      Tokuyama                                           40,000         212,264
      Tokyo Electron                                      6,000         366,920
      Tokyo Gas                                         150,000         608,209
      Toshiba *                                          70,000         385,421
      Toyo Suisan Kaisha                                 10,000         264,111
      Toyota Motor                                       22,000         850,607
                                                                  -------------
                                                                     30,515,926
                                                                  -------------
   LUXEMBOURG - 0.5%
      Oriflame Cosmetics, SDR                             6,000         331,314
      Tenaris                                            30,000         675,087
                                                                  -------------
                                                                      1,006,401
                                                                  -------------
   MEXICO - 2.7%
      Alpha, Cl A                                        60,000         386,927
      America Movil, ADR, Ser L                          50,000       2,182,500
      Cemex, SP ADR *                                    35,000         321,650
      Fomento Economico Mexicano, ADR                    22,000         927,520
      Fresnillo                                          40,000         429,355
      Gruma, Cl B *                                     150,000         285,092
      Grupo Mexico, Ser B *                             250,000         507,454
      Grupo Televisa, SP ADR                             45,000         879,300
                                                                  -------------
                                                                      5,919,798
                                                                  -------------
   NETHERLANDS - 0.3%
      Royal Dutch Shell, Cl B                            21,333         570,503
                                                                  -------------
   NORWAY - 1.4%
      Austevoll Seafood *                                60,000         450,785
      DNB NOR *                                          30,000         342,647
      Schibsted *                                        15,000         330,998

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   NORWAY - (CONTINUED)
      Statoil                                            30,000   $     678,710
      Telenor *                                          35,000         457,960
      TGS Nopec Geophysical *                            25,000         482,019
      Yara International                                 10,000         421,915
                                                                  -------------
                                                                      3,165,034
                                                                  -------------
   POLAND - 0.5%
      KGHM Polska Miedz                                  10,000         332,118
      Powszechna Kasa Oszczednosci
         Bank Polski                                     50,000         671,939
                                                                  -------------
                                                                      1,004,057
                                                                  -------------
   PORTUGAL - 0.4%
      Banco Espirito Santo                               90,000         525,844
      Portugal Telecom                                   35,000         363,957
                                                                  -------------
                                                                        889,801
                                                                  -------------
   RUSSIA - 0.9%
      Gazprom, SP ADR                                    45,000       1,089,000
      Lukoil, SP ADR                                     16,000         878,400
                                                                  -------------
                                                                      1,967,400
                                                                  -------------
   SINGAPORE - 2.7%
      Allgreen Properties                               400,000         332,800
      Jardine Cycle & Carriage                           25,000         449,778
      Oversea-Chinese Banking                           200,000       1,164,800
      SembCorp Industries                               400,000       1,004,089
      StarHub                                           350,000         540,089
      Straits Asia Resources                            150,000         230,400
      United Overseas Bank                               90,000       1,162,240
      UOL Group                                         180,000         478,720
      Wilmar International                              100,000         468,622
                                                                  -------------
                                                                      5,831,538
                                                                  -------------
   SOUTH KOREA - 3.2%
      Daishin Securities                                 30,000         393,802
      Hyundai Heavy Industries                            3,000         482,892
      Hyundai Motor                                       4,000         389,068
      Korea Zinc                                          3,000         437,702
      KT *                                               10,788         462,442
      KT&G                                                7,000         407,919
      LG Display                                         35,000       1,141,812
      LG Electronics                                      5,000         469,120
      POSCO, ADR (A)                                      5,000         564,750
      Samsung Electronics                                 1,700       1,147,235
      Samsung Engineering                                 6,000         586,185
      Woori Finance Holdings *                           40,000         461,373
                                                                  -------------
                                                                      6,944,300
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

 78  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   SPAIN - 4.8%
      Abertis Infraestructuras                           20,000   $     406,799
      Almirall                                           20,000         264,822
      Banco Bilbao Vizcaya Argentaria                    93,413       1,437,641
      Banco Santander (A)                               200,000       2,856,192
      Construcciones y Auxiliar de
         Ferrocarriles                                      500         285,099
      Endesa (A)                                         10,000         305,862
      Iberdrola                                          30,532         261,616
      Red Electrica                                       9,000         452,595
      Sociedad General de Aguas de Barcelona,
         Cl A                                            10,000         276,052
      Tecnicas Reunidas                                  15,000         812,975
      Telefonica                                         90,000       2,166,893
      Telefonica, SP ADR                                  7,000         501,200
      Viscofan                                           20,000         521,879
                                                                  -------------
                                                                     10,549,625
                                                                  -------------
   SWEDEN - 3.6%
      Alfa Laval (A)                                     35,000         479,377
      Assa Abloy, Cl B                                   20,000         347,826
      Atlas Copco, Cl A                                  40,000         547,860
      Electrolux, Ser B *                                40,000         953,341
      Elekta, Cl B (A)                                   15,000         353,240
      Hennes & Mauritz, Cl B                              5,000         296,058
      Hexagon, Cl B (A)                                  30,000         408,053
      Nordea Bank                                       100,000         927,762
      Saab, Cl B                                         30,000         484,182
      Skandinaviska Enskilda Banken, Cl A *              45,000         270,289
      Svenska Cellulosa, Cl B                            50,000         678,058
      Svenska Handelsbanken, Cl A                        30,000         789,308
      Tele2, Cl B                                        35,000         496,904
      Telefonaktiebolaget LM Ericsson, Cl B              90,000         887,363
                                                                  -------------
                                                                      7,919,621
                                                                  -------------
   SWITZERLAND - 5.0%
      ABB                                                30,000         550,108
      Actelion *                                          5,000         265,391
      Clariant *                                         40,000         443,481
      Credit Suisse Group                                20,477         898,656
      Geberit                                             6,000       1,061,752
      Nestle                                             50,000       2,380,503
      Novartis                                           37,002       1,983,184
      Roche Holding                                      12,833       2,159,603
      Syngenta                                            2,500         645,800
      Zurich Financial Services                           2,598         557,466
                                                                  -------------
                                                                     10,945,944
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TAIWAN - 1.1%
      China Life Insurance *                            669,155   $     455,585
      China Steel Chemical                              120,000         311,776
      Mediatek                                           30,060         489,301
      Quanta Computer                                   302,000         604,076
      Wistron                                           250,000         476,585
                                                                  -------------
                                                                      2,337,323
                                                                  -------------
   THAILAND - 0.9%
      Bangkok Bank                                      180,000         612,743
      Banpu, NVDR                                        35,000         556,710
      Charoen Pokphand Foods, NVDR                    1,400,000         485,013
      Thai Oil, NVDR                                    250,000         306,899
                                                                  -------------
                                                                      1,961,365
                                                                  -------------
   TURKEY - 2.0%
      Turk Hava Yollari                                 300,000       1,102,389
      Turkcell Iletisim Hizmetleri                       90,000         661,433
      Turkiye Garanti Bankasi                           200,000         848,505
      Turkiye Halk Bankasi                              120,000         825,789
      Turkiye Is Bankasi, Cl C                          191,718         851,794
                                                                  -------------
                                                                      4,289,910
                                                                  -------------
   UNITED KINGDOM - 18.2%
      AMEC                                               50,000         605,828
      Amlin                                              70,000         436,164
      Anglo American *                                   20,000         742,339
      AstraZeneca                                        38,085       1,772,783
      BAE Systems                                        90,000         507,841
      Balfour Beatty                                     75,000         320,577
      Barclays                                          100,000         432,472
      BG Group                                           65,000       1,204,743
      BHP Billiton                                       65,000       1,938,810
      BP                                                250,000       2,345,386
      British American Tobacco                           47,170       1,561,174
      Britvic                                            70,000         471,187
      Cable & Wireless                                  400,000         910,500
      Centrica                                          121,875         525,809
      Compass Group                                     110,000         753,097
      Croda International                                60,000         720,280
      GlaxoSmithKline                                   124,044       2,412,115
      HSBC Holdings                                     168,000       1,818,865
      HSBC Holdings, SP ADR (A)                          15,000         802,650
      Imperial Tobacco Group                             30,000         971,563
      Inmarsat                                           40,000         436,708
      Invensys                                           80,000         394,380
      Investec                                           50,000         340,718
      John Wood Group                                   120,000         654,103

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  79

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      Johnson Matthey                                    20,000   $     468,358
      Lloyds Banking Group *                            331,641         271,424
      Lloyds Banking Group Deferred Shares *            331,641              --
      Man Group                                          80,000         303,074
      Micro Focus International                          50,000         409,214
      National Grid                                      40,000         403,459
      Old Mutual *                                      250,000         416,007
      Pearson                                            50,000         712,527
      Petrofac                                           75,000       1,156,908
      Premier Oil *                                      40,000         664,972
      Provident Financial                                30,000         449,336
      Prudential                                         60,000         554,357
      Reckitt Benckiser Group                            18,000         936,844
      Rio Tinto                                          25,000       1,238,431
      Rolls-Royce Group                                  70,000         536,869
      RSA Insurance Group                               250,000         515,114
      Southern Cross Healthcare *                       120,000         292,524
      Standard Chartered                                 45,000       1,044,454
      Tesco                                             160,000       1,088,381
      Unilever                                           60,000       1,831,871
      United Utilities Group                             50,000         428,795
      Vodafone Group                                    550,385       1,183,751
      WH Smith                                          120,000         959,095
      WPP Group                                          60,000         557,713
                                                                  -------------
                                                                     39,503,570
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $173,867,509)                                        207,870,806
                                                                  -------------

--------------------------------------------------------------------------------
   PREFERRED STOCK - 0.3%
--------------------------------------------------------------------------------
   BRAZIL - 0.3%
      Eletropaulo Metropolitana, Cl B                    35,000         666,578
                                                                  -------------
      TOTAL PREFERRED STOCK
         (Cost $519,770)                                                666,578
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 2.1%
--------------------------------------------------------------------------------
      iShares MSCI Brazil Index Fund                     25,000       1,617,000
      iShares MSCI Hong Kong Index Fund (A)              70,000       1,024,100
      Market Vectors Russia (A)                          60,000       1,864,800
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $4,037,307)                                            4,505,900
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 7.7%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.210%, dated 01/29/10, matures on
         02/01/10, repurchase price $4,422,575
         (collateralized by various corporate
         obligations, ranging in par value from
         $6 - $7,909,131, 0.701% - 7.000%,
         03/22/16 - 10/24/36, total market
         value $4,643,623)                          $ 4,422,498   $   4,422,498
      Credit Suisse Securities (USA)
         0.100%, dated 01/29/10, matures on
         02/01/10, repurchase price $4,326,543
         (collateralized by a U.S. Treasury Bill
         Obligations, par value $4,350,000,
         3.625%, 08/15/19, total market
         value $4,441,950)                            4,326,507       4,326,507
      HSBC Securities (B)
         0.280%, dated 01/29/10, matures on
         02/01/10, repurchase price $8,000,187
         (collateralized by a corporate obligation,
         par value $21,230,000, 0.125%,
         02/01/11, total market value
         $8,401,714)                                  8,000,000       8,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $16,749,005)                                          16,749,005
                                                                  -------------
   TOTAL INVESTMENTS - 105.7%
      (Cost $195,173,591)                                           229,792,289
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (5.7)%                         (12,322,173)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 217,470,116
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2010 IS $11,937,819.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
NVDR   - NON VOTING DEPOSITARY RECEIPT
REIT   - REAL ESTATE INVESTMENT TRUST
SDR    - SWEDISH DEPOSITARY RECEIPT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.

80  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                           LEVEL 2        LEVEL 3
                                         TOTAL FAIR        LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                          VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                          01/31/10          PRICE          INPUTS         INPUTS
                                        -------------   -------------   ------------   ------------
   Common Stock*                        $ 207,870,806   $ 207,870,806   $         --   $         --
   Preferred Stocks*                          666,578         666,578             --             --
   Registered Investment Companies          4,505,900       4,505,900             --             --
   Repurchase Agreements                   16,749,005              --     16,749,005             --
                                        -------------   -------------   ------------   ------------
Total:                                  $ 229,792,289   $ 213,043,284   $ 16,749,005   $         --
                                        =============   =============   ============   ============

*     See schedule of investments detail for country breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  81

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.5%
      Gap                                                20,590   $     392,857
      International Game Technology                      21,150         387,891
      Kohl's *                                           30,070       1,514,626
      Las Vegas Sands *                                  30,990         480,345
      NIKE, Cl B                                         15,595         994,181
      Nordstrom                                          22,829         788,514
      Staples                                            78,159       1,833,610
      Starwood Hotels & Resorts Worldwide                21,715         723,544
      Tiffany & Co.                                      17,916         727,569
      Yum! Brands                                        24,835         849,605
                                                                  -------------
                                                                      8,692,742
                                                                  -------------
   CONSUMER STAPLES - 13.0%
      Avon Products                                      28,645         863,360
      Coca-Cola                                          46,730       2,535,102
      CVS Caremark                                       70,682       2,287,976
      Kellogg                                            16,570         901,739
      Philip Morris International                        54,633       2,486,348
      Wal-Mart Stores                                    52,316       2,795,244
                                                                  -------------
                                                                     11,869,769
                                                                  -------------
   ENERGY - 7.1%
      BG Group PLC, SP ADR                               13,920       1,280,918
      Cameron International *                            21,195         798,204
      Occidental Petroleum                               22,242       1,742,438
      Schlumberger                                       30,889       1,960,216
      Suncor Energy                                      22,695         718,297
                                                                  -------------
                                                                      6,500,073
                                                                  -------------
   FINANCIALS - 4.4%
      Goldman Sachs Group                                10,250       1,524,380
      Hanover Insurance Group                            21,125         896,123
      Invesco                                            35,535         685,826
      JPMorgan Chase                                     22,345         870,114
                                                                  -------------
                                                                      3,976,443
                                                                  -------------
   HEALTH CARE - 14.2%
      Abbott Laboratories                                32,086       1,698,633
      Baxter International                               28,255       1,627,205
      Hospira *                                          16,905         856,069
      Johnson & Johnson                                  40,173       2,525,275
      Laboratory Corporation of America
         Holdings *                                       8,135         578,399
      Merck                                              51,715       1,974,479
      Pfizer                                             51,000         951,660
      Psychiatric Solutions *                             9,790         215,870
      Thermo Fisher Scientific *                         15,110         697,327
      UnitedHealth Group                                 27,947         922,251
      Zimmer Holdings *                                  15,270         860,006
                                                                  -------------
                                                                     12,907,174
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 10.4%
      3M                                                 13,965   $   1,124,043
      Danaher                                            28,558       2,037,613
      Deere                                              16,405         819,430
      Donaldson                                          31,985       1,223,106
      Emerson Electric                                   11,831         491,460
      Expeditors International of Washington             43,277       1,475,746
      Rockwell Collins                                   23,560       1,253,156
      Stericycle *                                       19,330       1,023,137
                                                                  -------------
                                                                      9,447,691
                                                                  -------------
   INFORMATION TECHNOLOGY - 29.8%
      Accenture, Cl A                                    13,585         556,849
      Analog Devices                                     32,660         880,514
      Apple *                                            18,560       3,565,747
      Broadcom, Cl A *                                   17,365         463,993
      Cisco Systems *                                   174,739       3,926,385
      Citrix Systems *                                   22,455         933,005
      EMC *                                              31,375         523,021
      Google, Cl A *                                      6,646       3,518,525
      Intel                                             113,051       2,193,189
      Linear Technology                                  44,985       1,174,109
      Microsoft                                         115,364       3,250,958
      Oracle                                            113,338       2,613,574
      QUALCOMM                                           54,720       2,144,477
      Riverbed Technology *                              26,815         601,192
      Varian Semiconductor
         Equipment Associates *                          26,735         784,138
                                                                  -------------
                                                                     27,129,676
                                                                  -------------
   MATERIALS - 8.2%
      Ecolab                                             47,415       2,081,518
      Monsanto                                           28,108       2,132,835
      Praxair                                            31,043       2,338,159
      Weyerhaeuser                                       21,945         875,606
                                                                  -------------
                                                                      7,428,118
                                                                  -------------
   UTILITIES - 1.8%
      ITC Holdings                                       10,001         537,254
      Questar                                            16,440         681,931
      Wisconsin Energy                                    8,920         436,545
                                                                  -------------
                                                                      1,655,730
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $81,832,657)                                          89,607,416
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.3%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         2,131,642       2,131,642
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,131,642)                                            2,131,642
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

82  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                                                      Value
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.7%
      (Cost $83,964,299)                                          $  91,739,058
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.7)%                            (626,660)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  91,112,398
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                           LEVEL 2        LEVEL 3
                                          TOTAL FAIR       LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                           VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                           01/31/10         PRICE          INPUTS         INPUTS
                                        -------------   -------------   ------------   ------------
Investments in Securities *             $  91,739,058   $  91,739,058   $         --   $         --
                                        =============   =============   ============   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  83

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 100.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.1%
      Best Buy                                           19,200   $     703,680
      Big Lots *                                         27,300         775,593
      Chipotle Mexican Grill *                            8,600         829,556
      Coach                                              55,300       1,928,864
      Comcast, Cl A                                      88,900       1,407,287
      DIRECTV Group *                                    69,800       2,118,430
      Gap                                                47,000         896,760
      Garmin                                             52,700       1,702,737
      Limited Brands                                     40,100         762,702
      Macy's                                             89,300       1,422,549
      Netflix *                                          17,200       1,070,700
      Polo Ralph Lauren                                  11,400         934,800
      Time Warner                                        43,266       1,187,652
      Viacom, Cl B *                                     26,800         780,952
                                                                  -------------
                                                                     16,522,262
                                                                  -------------
   CONSUMER STAPLES - 5.6%
      Archer-Daniels-Midland                             25,000         749,250
      BJ's Wholesale Club *                              16,400         554,156
      ConAgra Foods                                      95,300       2,167,122
      Herbalife                                          38,300       1,487,955
      Kroger                                             37,000         792,910
      Procter & Gamble                                   25,000       1,538,750
      Safeway                                            27,800         624,110
      Sara Lee                                           62,100         753,894
      Sysco                                              57,100       1,598,229
                                                                  -------------
                                                                     10,266,376
                                                                  -------------
   ENERGY - 17.8%
      Apache                                              7,200         711,144
      Chevron                                            96,600       6,966,792
      ConocoPhillips                                     92,000       4,416,000
      Exxon Mobil                                       156,800      10,102,624
      Marathon Oil                                       84,200       2,510,002
      Murphy Oil                                         30,900       1,578,372
      Occidental Petroleum                               10,900         853,906
      Oil States International *                         22,600         832,584
      Patterson-UTI Energy                               92,200       1,416,192
      Southern Union                                     63,400       1,397,336
      Sunoco                                             63,700       1,598,233
                                                                  -------------
                                                                     32,383,185
                                                                  -------------
   FINANCIALS - 24.7%
      Aflac                                              35,800       1,733,794
      Allstate                                           71,000       2,125,030
      American Financial Group                           65,700       1,630,017
      Ameriprise Financial                               19,400         741,856
      Assurant                                           35,200       1,106,336
      Chubb                                              48,700       2,435,000
      Credicorp                                          23,400       1,746,342

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Endurance Specialty Holdings                       40,800   $   1,469,616
      Everest Re Group                                   10,800         925,992
      Federated Investors, Cl B                          27,400         695,412
      Franklin Resources                                 21,500       2,129,145
      Goldman Sachs Group                                15,800       2,349,776
      HRPT Properties Trust REIT                        101,000         673,670
      Hudson City Bancorp                               128,700       1,707,849
      JPMorgan Chase                                    131,600       5,124,504
      Mercury General                                    20,600         787,332
      Moody's                                            49,700       1,371,223
      NYSE Euronext                                      71,100       1,664,451
      Platinum Underwriters Holdings                     32,300       1,171,198
      Progressive                                        54,400         901,952
      T. Rowe Price Group                                36,600       1,816,092
      Taubman Centers REIT                               25,200         797,832
      Travelers                                          55,900       2,832,453
      Unum Group                                         42,800         837,596
      Wells Fargo                                       213,400       6,066,962
                                                                  -------------
                                                                     44,841,430
                                                                  -------------
   HEALTH CARE - 10.0%
      AmerisourceBergen                                  65,300       1,780,078
      Amgen *                                            31,100       1,818,728
      Forest Laboratories *                              27,900         826,956
      Health Net *                                       45,400       1,101,404
      Johnson & Johnson                                  29,500       1,854,370
      McKesson                                           32,900       1,935,178
      Pfizer                                            228,200       4,258,212
      UnitedHealth Group                                 55,800       1,841,400
      WellPoint *                                        42,900       2,733,588
                                                                  -------------
                                                                     18,149,914
                                                                  -------------
   INDUSTRIAL - 10.5%
      Copa Holdings, Cl A                                26,500       1,377,470
      Dover                                              20,000         857,600
      FedEx                                              11,000         861,850
      Foster Wheeler *                                   25,600         716,288
      Gardner Denver                                     35,800       1,426,630
      General Dynamics                                   11,500         768,775
      General Electric                                   56,000         900,480
      KBR                                                67,800       1,269,894
      Northrop Grumman                                   42,800       2,422,480
      Oshkosh                                            21,500         775,505
      Owens Corning *                                    31,000         797,630
      R.R. Donnelley & Sons                              35,900         711,538
      Raytheon                                           39,000       2,044,770
      Tyco International                                 56,600       2,005,338
      Union Pacific                                      17,600       1,064,800
      W.W Grainger                                       10,700       1,062,296
                                                                  -------------
                                                                     19,063,344
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

84  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 6.8%
      Flextronics International *                       129,400   $     820,395
      Google, Cl A *                                      1,700         900,014
      Ingram Micro, Cl A *                               91,400       1,544,660
      Intel                                             114,800       2,227,120
      ITT Educational Services *                          6,900         668,403
      NeuStar, Cl A *                                    33,800         759,148
      Research In Motion *                               11,700         736,632
      Seagate Technology                                 67,500       1,129,275
      Symantec *                                        103,300       1,750,935
      Texas Instruments                                  79,600       1,791,000
                                                                  -------------
                                                                     12,327,582
                                                                  -------------
   MATERIALS - 3.9%
      Bemis                                              53,900       1,512,434
      Eastman Chemical                                   14,000         791,420
      Lubrizol                                           20,200       1,488,538
      NewMarket                                           7,100         640,562
      Owens-Illinois *                                   24,100         656,002
      Southern Copper                                    43,300       1,153,079
      Walter Energy                                      14,400         934,848
                                                                  -------------
                                                                      7,176,883
                                                                  -------------
   TELECOMMUNICATION SERVICES - 5.5%
      AT&T                                              230,300       5,840,408
      BCE                                                29,200         751,900
      Telephone & Data Systems                           34,500       1,088,475
      Verizon Communications                             79,500       2,338,890
                                                                  -------------
                                                                     10,019,673
                                                                  -------------
   UTILITIES - 6.4%
      AES *                                              68,100         860,103
      Constellation Energy Group                         22,300         719,844
      DTE Energy                                         17,700         744,108
      Edison International                               54,500       1,815,940
      Energen                                            18,500         813,075
      Mirant *                                           86,100       1,211,427

--------------------------------------------------------------------------------
Description                                          Shares/Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      NV Energy                                         116,600   $   1,343,232
      Public Service Enterprise Group                    69,700       2,132,123
      Sempra Energy                                      39,600       2,009,700
                                                                  -------------
                                                                     11,649,552
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $181,689,205)                                        182,400,201
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.9%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.100% dated 01/29/10, matures on
         02/01/10, repurchase price $1,582,542
         (collaterized by a U.S. Treasury Bill
         obligation, par value $1,595,000,
         3.625%, 08/15/19, total market value
         $1,618,803)                                $ 1,582,529       1,582,529
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,582,529)                                            1,582,529
                                                                  -------------
   TOTAL INVESTMENTS - 101.2%
      (Cost $183,271,734)                                           183,982,730
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (1.2)%                          (2,138,493)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 181,844,237
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                           LEVEL 2        LEVEL 3
                                         TOTAL FAIR        LEVEL 1       SIGNIFICANT   SIGNIFICANT
                                          VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                          01/31/10          PRICE          INPUTS         INPUTS
                                        -------------   -------------   ------------   ------------
   Common Stock *                       $ 182,400,201   $ 182,400,201   $         --   $         --
   Repurchase Agreement                     1,582,529         --           1,582,529             --
                                        -------------   -------------   ------------   ------------
Total:                                  $ 183,982,730   $ 182,400,201   $  1,582,529   $         --
                                        =============   =============   ============   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  85

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 100.1%+
--------------------------------------------------------------------------------
   HEALTH CARE - 20.0%
      Amgen *                                            64,390   $   3,765,527
      AstraZeneca PLC, SP ADR                            64,390       2,993,491
      Biogen Idec *                                      64,390       3,460,319
      Biovail                                            64,390         934,943
      Boston Scientific *                                64,390         555,686
      Bristol-Myers Squibb                               64,390       1,568,540
      CONMED *                                           64,390       1,385,029
      Genzyme *                                          64,390       3,493,801
      Kinetic Concepts *                                 64,390       2,658,663
      Medtronic                                          64,390       2,761,687
      Millipore *                                        64,390       4,440,978
      Novartis AG, ADR                                   64,390       3,446,797
      St. Jude Medical *                                 64,390       2,429,435
      Thermo Fisher Scientific *                         64,390       2,971,599
      ViroPharma *                                       64,390         636,173
                                                                  -------------
                                                                     37,502,668
                                                                  -------------
   INDUSTRIAL - 6.5%
      Goodrich                                           64,390       3,986,385
      Lockheed Martin                                    64,390       4,798,343
      Raytheon                                           64,390       3,375,968
                                                                  -------------
                                                                     12,160,696
                                                                  -------------
   INFORMATION TECHNOLOGY - 72.5%
      ADC Telecommunications *                           64,390         341,911
      Adobe Systems *                                    64,390       2,079,797
      Agilent Technologies *                             64,390       1,804,852
      Altera                                             64,390       1,372,795
      Amdocs *                                           64,390       1,840,910
      Analog Devices                                     64,390       1,735,954
      Apple *                                            64,390      12,370,607
      Applied Materials                                  64,390         784,270
      Arris Group *                                      64,390         646,476
      Autodesk *                                         64,390       1,531,838
      Automatic Data Processing                          64,390       2,626,468
      BMC Software *                                     64,390       2,488,030
      Broadcom, Cl A *                                   64,390       1,720,501
      CA                                                 64,390       1,419,156
      Check Point Software Technologies *                64,390       2,059,192
      Ciena *                                            64,390         820,972
      Cisco Systems *                                    64,390       1,446,843
      Citrix Systems *                                   64,390       2,675,404
      Computer Sciences *                                64,390       3,303,207
      Compuware *                                        64,390         488,720
      Comtech Telecommunications *                       64,390       2,276,830
      Corning                                            64,390       1,164,171
      Cypress Semiconductor *                            64,390         647,119
      Dell *                                             64,390         830,631
      Digital River *                                    64,390       1,618,121
      DST Systems *                                      64,390       2,918,799

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      eBay *                                             64,390   $   1,482,258
      EMC *                                              64,390       1,073,381
      Emulex *                                           64,390         723,744
      F5 Networks *                                      64,390       3,182,798
      Harmonic *                                         64,390         390,847
      Harris                                             64,390       2,763,619
      Hewlett-Packard                                    64,390       3,030,837
      Intel                                              64,390       1,249,166
      InterDigital *                                     64,390       1,596,228
      International Business Machines                    64,390       7,880,692
      Ixia *                                             64,390         477,774
      j2 Global Communications *                         64,390       1,322,571
      JDS Uniphase *                                     64,390         506,105
      Juniper Networks *                                 64,390       1,598,804
      KLA-Tencor                                         64,390       1,815,798
      Lam Research *                                     64,390       2,125,514
      Linear Technology                                  64,390       1,680,579
      LSI *                                              64,390         321,306
      McAfee *                                           64,390       2,427,503
      MEMC Electronic Materials *                        64,390         810,026
      Microsoft                                          64,390       1,814,510
      Motorola *                                         64,390         395,998
      National Semiconductor                             64,390         853,811
      NetApp *                                           64,390       1,875,681
      Nokia, SP ADR                                      64,390         881,499
      Novell *                                           64,390         287,823
      Novellus Systems *                                 64,390       1,345,751
      Open Text *                                        64,390       2,538,254
      Oracle                                             64,390       1,484,833
      Parametric Technology *                            64,390       1,066,298
      Polycom *                                          64,390       1,444,268
      Progress Software *                                64,390       1,811,291
      QLogic *                                           64,390       1,106,864
      QUALCOMM                                           64,390       2,523,444
      RealNetworks *                                     64,390         271,726
      Red Hat *                                          64,390       1,752,696
      SAP, ADR                                           64,390       2,918,155
      Seagate Technology *                               64,390       1,077,245
      SonicWALL *                                        64,390         490,652
      Standard Microsystems *                            64,390       1,284,580
      Sybase *                                           64,390       2,618,741
      Symantec *                                         64,390       1,091,410
      Synopsys *                                         64,390       1,369,575
      Tellabs *                                          64,390         414,028
      Teradata *                                         64,390       1,800,988
      Teradyne *                                         64,390         601,403
      Tessera Technologies *                             64,390       1,105,576
      Texas Instruments                                  64,390       1,448,775
      VASCO Data Security International *                64,390         511,901

        The accompanying notes are an integral part of the financial statements.

86  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      VeriSign *                                         64,390   $   1,475,175
      Websense *                                         64,390       1,193,147
      Western Digital *                                  64,390       2,446,176
      Xerox Corp                                         64,390         561,481
      Xilinx                                             64,390       1,518,316
      Yahoo! *                                           64,390         966,494
                                                                  -------------
                                                                    135,821,689
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.1%
      Telephone & Data Systems                           64,390       2,031,505
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $157,240,114)                                        187,516,558
                                                                  -------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $157,240,114)                                           187,516,558
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (95,192)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 187,421,366
                                                                  =============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

"ARCHIPELAGO(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCASM" AND "NYSE ARCA TECH 100SM" ARE TRADEMARKS OF THE NYSE GROUP, INC. AND ARCHIPELAGO HOLDINGS, INC. AND HAVE BEEN LICENSED FOR USE BY HIGHMARK FUNDS. NYSE ARCA TECH 100 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY ARCHIPELAGO HOLDINGS, INC. OR BY NYSE GROUP, INC. NEITHER ARCHIPELAGO HOLDINGS, INC. NOR NYSE GROUP, INC. MAKES ANY REPRESENTATION OR WARRANTY REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY, NYSE ARCA TECH 100 INDEX FUND PARTICULARLY OR THE ABILITY OF NYSE ARCA TECH 100 INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                LEVEL 2        LEVEL 3
                                TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                 VALUE AT        QUOTED        OBSERVABLE   UNOBSERVABLE
                                 01/31/10         PRICE          INPUTS        INPUTS
                              -------------   -------------   -----------   ------------
Investments in Securities *   $ 187,516,558   $ 187,516,558   $        --   $         --
                              =============   =============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  87

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.1%
      AFC Enterprises *                                  25,000   $     205,000
      Big 5 Sporting Goods                                9,600         140,256
      Cabela's *                                         10,400         167,648
      Cheesecake Factory *                                5,600         118,384
      CKE Restaurants                                     8,300          69,388
      Columbia Sportswear                                12,200         504,836
      Core-Mark Holding *                                 7,800         232,596
      Cracker Barrel Old Country Store                    6,600         243,936
      Dillard's, Cl A                                     6,000          99,360
      Harte-Hanks                                        14,400         152,064
      HOT Topic *                                        18,300         105,225
      Landry's Restaurants *                              3,600          74,664
      Men's Wearhouse                                     4,900          98,735
      Oxford Industries                                  10,600         189,104
      Red Robin Gourmet Burgers *                         4,100          75,563
      Rent-A-Center *                                    14,000         280,000
      Stamps.com *                                        9,900          87,516
      Steiner Leisure * ++                                2,200          87,648
      Tenneco *                                           5,100          90,168
      Texas Roadhouse *                                   8,800         102,344
      Timberland, Cl A *                                 15,200         261,440
      Volcom *                                            5,600          88,312
                                                                  -------------
                                                                      3,474,187
                                                                  -------------
   CONSUMER STAPLES - 1.6%
      Fresh Del Monte Produce * ++                        3,600          73,188
      Pantry *                                           11,200         150,864
      United Natural Foods *                              4,900         132,839
                                                                  -------------
                                                                        356,891
                                                                  -------------
   ENERGY - 4.8%
      Alon USA Energy                                     8,000          57,280
      Basic Energy Services *                             9,100          85,449
      Complete Production Services *                     15,400         192,962
      Delek US Holdings                                  10,100          70,498
      Geokinetics *                                       5,700          55,860
      Gulf Island Fabrication                             3,600          62,856
      Knightsbridge Tankers ++                            4,900          70,609
      Swift Energy *                                      5,500         137,830
      TETRA Technologies *                                5,900          61,714
      Willbros Group *                                    8,400         128,436
      World Fuel Services                                 7,600         182,628
                                                                  -------------
                                                                      1,106,122
                                                                  -------------
   FINANCIALS - 18.5%
      Agree Realty REIT                                   5,200         101,868
      Bank Mutual                                         9,500          63,460
      BioMed Realty Trust REIT                           15,300         222,921
      CBL & Associates Properties REIT                   17,000         170,000

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Colonial Properties Trust REIT                      9,700   $     106,797
      Cousins Properties REIT                                58             444
      Developers Diversified Realty REIT                  6,300          51,975
      DiamondRock Hospitality REIT *                     14,483         117,889
      Dollar Financial *                                  9,700         218,735
      Encore Capital Group *                              3,200          50,464
      First Financial Holdings                            8,100          95,499
      First Midwest Bancorp                              24,100         317,397
      First Potomac Realty Trust REIT                     6,400          87,040
      Hallmark Financial Services *                      10,400          81,640
      Home Federal Bancorp                                9,600         127,680
      Infinity Property & Casualty                        2,300          91,218
      MB Financial                                       13,100         265,668
      Montpelier RE Holdings ++                           6,200         104,718
      Nelnet, Cl A                                        6,900         115,161
      Oppenheimer Holdings, Cl A                          4,400         120,164
      Parkway Properties REIT                            13,500         281,205
      Penson Worldwide *                                 12,300         103,566
      PHH *                                               6,100         106,384
      Selective Insurance Group                           6,800         105,196
      Sierra Bancorp                                     11,500         117,530
      Sovran Self Storage REIT                            4,500         152,550
      Sun Bancorp *                                      13,545          51,607
      Susquehanna Bancshares                             17,800         139,730
      Trustmark                                           9,600         218,880
      United Bankshares                                   3,400          84,660
      Wilshire Bancorp                                   19,300         177,753
      Wintrust Financial                                  5,400         187,596
                                                                  -------------
                                                                      4,237,395
                                                                  -------------
   HEALTH CARE - 12.4%
      Alkermes *                                         18,400         201,296
      Arena Pharmaceuticals *                            21,100          65,832
      Centene *                                           9,700         186,725
      CONMED *                                            7,800         167,778
      Cyberonics *                                        6,600         123,684
      Gentiva Health Services *                           2,100          53,634
      Healthspring *                                      6,800         118,252
      Human Genome Sciences *                             5,400         142,938
      Invacare                                            6,500         162,760
      Kendle International *                              5,800         117,392
      Kindred Healthcare *                                7,200         121,752
      Magellan Health Services *                          1,700          67,116
      Medicis Pharmaceutical, Cl A                        7,500         173,325
      Molina Healthcare *                                 5,600         124,600
      Odyssey HealthCare *                                8,700         127,716
      Par Pharmaceutical *                               12,400         326,368
      PDL BioPharma                                       8,100          51,840
      Sirona Dental Systems *                             6,300         202,671

        The accompanying notes are an integral part of the financial statements.

88  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      STERIS                                              6,900   $     179,952
      ViroPharma *                                       13,400         132,392
                                                                  -------------
                                                                      2,848,023
                                                                  -------------
   INDUSTRIAL - 16.5%
      AAR *                                               5,800         134,386
      Actuant, Cl A                                      17,800         298,506
      Administaff                                         5,400         123,336
      Alaska Air Group *                                  4,600         144,164
      AMERCO *                                            3,100         117,149
      American Railcar Industries                        17,700         175,407
      American Reprographics *                           16,300         114,589
      AO Smith                                            1,500          63,870
      Atlas Air Worldwide Holdings *                      3,600         132,012
      Beacon Roofing Supply *                             7,300         122,640
      CDI                                                 8,700         112,143
      Consolidated Graphics *                             5,200         175,500
      Deluxe                                              8,100         150,741
      Dollar Thrifty Automotive Group *                   2,300          56,028
      EMCOR Group *                                      10,900         262,254
      Federal Signal                                     10,900          70,741
      Gibraltar Industries                                4,900          68,306
      Granite Construction                                4,100         126,608
      H&E Equipment Services *                           13,300         141,113
      Knoll                                              24,400         274,744
      Layne Christensen *                                 3,300          83,589
      PowerSecure International *                        19,400         127,652
      Saia *                                              8,200          98,400
      School Specialty *                                  4,100          90,569
      SkyWest                                             3,200          46,816
      Spherion *                                         15,700          88,548
      Triumph Group                                       3,100         157,883
      United Rentals *                                    7,900          63,279
      United Stationers *                                 3,100         169,136
                                                                  -------------
                                                                      3,790,109
                                                                  -------------
   INFORMATION TECHNOLOGY - 20.0%
      Acxiom *                                           10,700         164,566
      Anaren *                                            7,700          98,791
      ATMI *                                             12,800         214,784
      Benchmark Electronics *                            26,100         475,542
      CACI International, Cl A *                          2,400         115,128
      Cogo Group * ++                                    23,800         151,368
      CPI International *                                 8,400          94,080
      Fair Isaac                                          6,800         149,124
      Internet Capital Group *                           21,000         130,830
      Kenexa *                                           13,500         133,920
      Manhattan Associates *                             16,100         337,617
      Micrel                                             14,900         111,303
      MicroStrategy, Cl A *                               1,400         131,208

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Multi-Fineline Electronix *                         4,600   $     109,802
      NETGEAR *                                          10,300         212,592
      OmniVision Technologies *                          15,100         194,790
      PC Mall *                                          10,800          55,188
      Plexus *                                            5,900         200,659
      rogress Software *                                  3,700         104,081
      Sybase *                                            4,000         162,680
      SYNNEX *                                            3,500          92,645
      TeleTech Holdings *                                20,800         396,032
      TIBCO Software *                                   43,000         385,280
      ValueClick *                                       15,900         147,075
      right Express *                                     3,000          88,080
      Zoran *                                            11,100         121,767
                                                                  -------------
                                                                      4,578,932
                                                                  -------------
   MATERIALS - 4.3%
      Domtar * ++                                         2,400         116,568
      Ferro                                              14,000         108,640
      Hecla Mining *                                     11,200          51,072
      Minerals Technologies                               2,200         105,160
      PolyOne *                                          43,400         323,330
      Rockwood Holdings *                                 2,400          52,584
      Stillwater Mining *                                17,300         173,865
      Westlake Chemical                                   2,300          47,219
                                                                  -------------
                                                                        978,438
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.3%
      General Communication, Cl A *                      27,500         163,075
      USA Mobility *                                     12,800         132,992
                                                                  -------------
                                                                        296,067
                                                                  -------------
   UTILITIES - 3.6%
      El Paso Electric *                                 20,900         402,325
      Nicor                                               5,700         230,964
      NorthWestern                                        2,700          66,015
      PNM Resources                                       4,500          52,335
      Portland General Electric                           4,200          81,900
                                                                  -------------
                                                                        833,539
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $21,713,615)                                          22,499,703
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  89

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.9%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.100%, dated 01/29/10, matures on
         02/01/10, repurchase price $429,970
         (collateralized by a U.S. Treasury Note
         Obligation, par value $435,000,
         3.625%, 08/15/19, total market
         value $441,492)                             $  429,966   $     429,966
                                                                  -------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $429,966)                                                429,966
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $22,143,872)                                             22,929,669
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 6,948
                                                                  -------------
   NET ASSETS - 100.0%                                            $  22,936,617
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS
RE    - REINSURED
REIT  - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JANUARY 31, 2010 IS AS FOLLOWS:

TYPE OF                               NUMBER OF    EXPIRATION     UNREALIZED
CONTRACT                              CONTRACTS       DATE       DEPRECIATION
--------------------------------------------------------------------------------
Russell 2000
   Mini Index Futures                     7        March 2010      $(3,444)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                             LEVEL 2        LEVEL 3
                             TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                              VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                              01/31/10         PRICE          INPUTS        INPUTS
                           -------------   -------------   -----------   ------------
   Common Stocks*          $  22,499,703   $  22,499,703   $        --   $         --
   Repurchase Agreement          429,966              --       429,966             --
   Futures Contracts              (3,444)         (3,444)           --             --
                           -------------   -------------   -----------   ------------
Total:                     $  22,926,225   $  22,496,259   $   429,966   $         --
                           =============   =============   ===========   ============

* See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

90  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 100.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 16.3%
      American Greetings, Cl A (A)                       46,300   $     855,624
      Arctic Cat *                                      109,238         915,415
      Big Lots *                                         24,000         681,840
      Blyth                                              15,275         429,075
      Bob Evans Farms                                    32,200         898,702
      Cabela's * (A)                                     69,600       1,121,952
      Callaway Golf (A)                                  42,300         315,558
      Cracker Barrel Old Country Store                   22,000         813,120
      Hooker Furniture                                   17,130         217,722
      Journal Communications, Cl A                      204,900         721,248
      Landry's Restaurants *                              5,600         116,144
      National Presto Industries *                        4,900         561,148
      O'Charleys *                                       31,500         233,100
      Polaris Industries (A)                             21,500         950,515
      RadioShack (A)                                     36,200         706,624
      Rent-A-Center *                                    20,600         412,000
      Ruby Tuesday * (A)                                 98,500         680,635
      Scholastic (A)                                     22,200         663,780
      Stage Stores                                       73,400         948,328
                                                                  -------------
                                                                     12,242,530
                                                                  -------------
   CONSUMER STAPLES - 4.7%
      Cal-Maine Foods (A)                                11,800         385,270
      Corn Products International                        15,700         446,194
      Del Monte Foods                                    83,900         954,782
      Fresh Del Monte Produce * ++                       31,200         634,296
      Nash Finch (A)                                      6,200         213,900
      Universal (A)                                      19,000         862,410
                                                                  -------------
                                                                      3,496,852
                                                                  -------------
   ENERGY - 4.9%
      Allis-Chalmers Energy * (A)                        34,400         125,560
      Holly                                              19,500         508,950
      Hornbeck Offshore Services * (A)                   27,700         595,827
      Oil States International *                         13,900         512,076
      Overseas Shipholding Group (A)                     10,900         486,249
      SEACOR Holdings *                                   8,500         597,125
      Tesoro (A)                                         27,100         338,750
      USEC * (A)                                        119,000         476,000
                                                                  -------------
                                                                      3,640,537
                                                                  -------------
   FINANCIALS - 28.5%
      Allied Capital * (A)                               17,200          71,552
      Allied World Assurance Company
         Holdings ++                                      7,000         313,320
      American Equity Investment Life Holding            41,200         302,408
      Anworth Mortgage Asset REIT                        40,200         277,380
      Astoria Financial                                  50,500         666,600
      Banco Latinoamericano de Exportaciones,
         Cl E ++                                         58,500         828,360

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      BioMed Realty Trust REIT                           49,600   $     722,672
      Camden National                                    11,554         335,297
      Capstead Mortgage REIT                             58,000         770,240
      Cathay General Bancorp (A)                         15,200         145,616
      CBL & Associates Properties REIT (A)               12,245         122,450
      Cedar Shopping Centers REIT                        51,400         358,772
      Citizens Republic Bancorp *                             1               1
      CNA Surety *                                       19,500         273,000
      Dime Community Bancshares                          27,200         328,848
      Encore Capital Group * (A)                         30,500         480,985
      First Bancorp (A)                                  38,629         597,977
      First Bancorp/ Puerto Rico (A)                     54,100         123,348
      First Financial Holdings                           11,000         129,690
      Flushing Financial                                 35,800         438,550
      GFI Group                                          92,900         452,423
      Harleysville Group                                 14,600         471,580
      Hercules Technology Growth Capital                 55,651         559,849
      Horace Mann Educators                              57,600         690,624
      HRPT Properties Trust REIT                        161,600       1,077,872
      Huntington Bancshares                             118,700         568,573
      Independent Bank (A)                               49,665          36,255
      Infinity Property & Casualty                       10,500         416,430
      Integra Bank (A)                                   51,000          36,210
      International Bancshares (A)                       35,100         731,484
      Medical Properties Trust REIT (A)                  64,100         641,641
      Montpelier RE Holdings ++                          49,900         842,811
      Nelnet, Cl A *                                     39,400         657,586
      One Liberty Properties REIT *                      52,346         474,255
      Oriental Financial Group                           65,081         740,620
      Pacific Capital Bancorp N.A. (A)                   30,400          36,480
      Parkway Properties REIT                            21,500         447,845
      Presidential Life                                  28,351         256,010
      Protective Life                                    21,100         355,535
      RAIT Financial Trust REIT * (A)                    38,200          48,132
      Republic Bancorp, Cl A (A)                         20,218         335,821
      Safety Insurance Group                             18,200         637,000
      SeaBright Insurance Holdings *                     22,600         230,068
      Selective Insurance Group                          32,800         507,416
      Sierra Bancorp (A)                                 18,000         183,960
      StanCorp Financial Group (A)                       23,500       1,010,030
      TCF Financial (A)                                  23,800         348,432
      Validus Holdings ++                                16,400         434,600
      Walter Investment Management REIT                   2,191          29,754
      Webster Financial (A)                              25,400         392,938
      Whitney Holding                                    24,400         303,048
      Wilshire Bancorp (A)                                9,580          88,232
                                                                  -------------
                                                                     21,330,580
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  91

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 8.3%
      Endo Pharmaceuticals Holdings *                    17,500   $     351,925
      Kendle International *                             28,000         566,720
      Kindred Healthcare *                               23,400         395,694
      Kinetic Concepts * (A)                             17,800         734,962
      Lumenis * ++                                           13              --
      Magellan Health Services *                         13,300         525,084
      Nighthawk Radiology Holdings *                     56,000         222,320
      Par Pharmaceutical *                               39,300       1,034,376
      PDL BioPharma (A)                                  56,000         358,400
      Skilled Healthcare Group, Cl A *                   43,200         282,528
      Universal American *                               56,961         760,999
      Universal Health Services, Cl B (A)                33,600         979,776
                                                                  -------------
                                                                      6,212,784
                                                                  -------------
   INDUSTRIAL - 15.7%
      Alaska Air Group *                                 10,400         325,936
      Ampco-Pittsburgh                                   21,600         551,448
      AO Smith                                           11,600         493,928
      Applied Industrial Technologies                    17,800         388,040
      ATC Technology *                                   21,800         476,766
      Crane                                              16,600         506,632
      Deluxe                                             46,200         859,782
      Dycom Industries *                                 64,800         529,416
      DynCorp International, Cl A * (A)                  23,200         278,632
      EMCOR Group *                                      30,700         738,642
      Ennis                                              44,500         667,500
      EnPro Industries * (A)                             26,500         645,275
      Esterline Technologies *                           19,300         728,768
      Genco Shipping & Trading * (A)                     13,900         266,324
      Hubbell, Cl B                                      13,600         585,616
      Ladish * (A)                                       26,400         407,880
      Mueller Industries                                 15,600         383,604
      NACCO Industries, Cl A                             13,100         705,042
      Pacer International *                              72,900         218,700
      PAM Transportation Services *                      43,452         440,603
      Ryder System                                       12,700         462,280
      Seaboard                                              110         135,300
      Spherion *                                         53,900         303,996
      Steelcase, Cl A                                    52,300         370,284
      Teledyne Technologies *                             8,900         331,614
                                                                  -------------
                                                                     11,802,008
                                                                  -------------
   INFORMATION TECHNOLOGY - 10.6%
      Arris Group *                                      47,800         479,912
      Benchmark Electronics *                            38,400         699,648
      Black Box                                           9,123         250,791
      CIBER *                                           121,000         390,830
      Convergys *                                        64,000         684,800

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      CSG Systems International * (A)                    30,300   $     588,123
      CTS                                                82,200         625,542
      Gerber Scientific *                                85,900         420,910
      Imation *                                          37,800         337,932
      Methode Electronics                                81,500         895,685
      Multi-Fineline Electronix *                        32,243         769,640
      NCR *                                              28,800         344,736
      Silicon Image *                                    81,100         195,451
      Tech Data * (A)                                    12,700         517,525
      United Online                                     118,800         750,816
                                                                  -------------
                                                                      7,952,341
                                                                  -------------
   MATERIALS - 4.9%
      Aep Industries *                                   12,700         443,357
      Carpenter Technology                               19,000         509,200
      Glatfelter                                         73,200       1,010,160
      NewMarket                                           8,500         766,870
      OM Group *                                         11,100         362,082
      Rock-Tenn, Cl A                                    14,000         597,660
                                                                  -------------
                                                                      3,689,329
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.2%
      Cincinnati Bell *                                 190,800         555,228
      Frontier Communications (A)                             1               8
      USA Mobility (A)                                   30,500         316,895
                                                                  -------------
                                                                        872,131
                                                                  -------------
   UTILITIES - 5.7%
      Avista                                             14,200         289,396
      El Paso Electric *                                 24,200         465,850
      Energen                                            11,700         514,215
      Nicor (A)                                           9,300         376,836
      NorthWestern                                       21,500         525,675
      NV Energy                                          22,800         262,656
      Portland General Electric                          41,700         813,150
      Unisource Energy                                   13,600         418,064
      Vectren                                            26,000         605,280
                                                                  -------------
                                                                      4,271,122
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $92,909,747)                                          75,510,214
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

92  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 22.8%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.21%, dated 01/29/10,matures
         02/01/10, repurchase price $5,050,540
         (collateralized by various corporate
         obligations, ranging in par value from
         $6 to $7,909,131, 0.701% - 7.00%,
         03/22/16 - 10/24/36, total market
         value $5,302,973)                          $ 5,050,451   $   5,050,451
      HSBC (B)
         0.28%, dated 01/29/10, matures
         02/01/10, repurchase price $ 12,000,280
         (collateralized by a corporate obligation,
         par value of $21,230,000, 0.125%,
         02/01/11, total market value
         $12,602,570)                                12,000,000      12,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $17,050,451)                                          17,050,451
                                                                  -------------
   TOTAL INVESTMENTS - 123.6%
      (Cost $109,960,198)                                            92,560,665
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (23.6)%                        (17,684,436)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  74,876,229
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JANUARY 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT JANUARY 31, 2010 IS $16,428,771.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL    - CLASS
RE    - REINSURED
REIT  - REAL ESTATE INVESTMENT TRUST

      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                             LEVEL 2        LEVEL 3
                              TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                               VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                               01/31/10         PRICE         INPUTS         INPUTS
                             ------------   ------------   -------------  ------------
  Common Stock *             $ 75,510,214   $ 75,510,214   $          --  $         --
  Repurchase Agreements        17,050,451             --      17,050,451            --
                             ------------   ------------   -------------  ------------
Total:                       $ 92,560,665   $ 75,510,214   $  17,050,451  $         --
                             ============   ============   =============  ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  93

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.1%
      Comcast, Cl A                                     346,500   $   5,246,010
      Home Depot                                        171,435       4,801,894
      McGraw-Hill                                       155,000       5,494,750
      News, Cl A                                        438,700       5,532,007
      Time Warner                                       112,337       3,083,651
      Time Warner Cable                                  95,000       4,141,050
      Washington Post, CI B                               2,550       1,108,281
                                                                  -------------
                                                                     29,407,643
                                                                  -------------
   CONSUMER STAPLES - 15.1%
      Altria Group                                      169,660       3,369,448
      Cadbury PLC, SP ADR                                75,000       3,987,000
      Diageo, ADR                                        87,000       5,845,530
      Fomento Economico Mexicano, ADR                    70,000       2,951,200
      Heineken NV, ADR                                  135,000       3,321,000
      Henkel KGaA, ADR                                   87,500       3,800,125
      Nestle, ADR                                       173,000       8,219,230
      Philip Morris International                       131,440       5,981,834
      Wal-Mart Stores                                    90,000       4,808,700
      Walgreen                                          185,000       6,669,250
                                                                  -------------
                                                                     48,953,317
                                                                  -------------
   ENERGY - 12.8%
      Chevron                                           145,190      10,471,103
      ConocoPhillips                                     62,300       2,990,400
      Exxon Mobil                                       160,000      10,308,800
      Halliburton                                        94,705       2,766,333
      Marathon Oil                                      164,400       4,900,764
      Peabody Energy                                     39,600       1,667,952
      Suncor Energy                                     126,200       3,994,230
      Williams                                          208,075       4,336,283
                                                                  -------------
                                                                     41,435,865
                                                                  -------------
   FINANCIALS - 17.0%
      Aflac                                              35,000       1,695,050
      Bank of America                                   438,974       6,663,625
      Bank of New York Mellon                           154,755       4,501,823
      Berkshire Hathaway, Cl B *                        127,500       9,744,825
      Goldman Sachs Group                                25,020       3,720,974
      Hanover Insurance Group                            78,200       3,317,244
      JPMorgan Chase                                    284,775      11,089,138
      Loews                                              72,800       2,604,056
      Marsh & McLennan                                  165,000       3,557,400
      Travelers                                          39,600       2,006,532
      Wells Fargo                                       211,394       6,009,931
                                                                  -------------
                                                                     54,910,598
                                                                  -------------
   HEALTH CARE - 10.4%
      Baxter International                               56,420       3,249,228
      Boston Scientific *                               229,000       1,976,270

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Covidien PLC                                       70,800   $   3,579,648
      Johnson & Johnson                                  80,000       5,028,800
      Merck                                             230,810       8,812,326
      Pfizer                                            320,754       5,985,270
      Thermo Fisher Scientific *                         65,000       2,999,750
      UnitedHealth Group                                 64,940       2,143,020
                                                                  -------------
                                                                     33,774,312
                                                                  -------------
   INDUSTRIAL - 13.9%
      ABB, SP ADR                                       175,000       3,155,250
      Boeing                                             41,530       2,516,718
      Deere                                              40,000       1,998,000
      Dun & Bradstreet                                   49,000       3,869,530
      General Electric                                  587,150       9,441,372
      Honeywell International                           108,300       4,184,712
      Jardine Matheson Holdings, ADR                     50,000       1,510,000
      Lockheed Martin                                    46,000       3,427,920
      Tyco International                                 68,250       2,418,097
      Union Pacific                                      60,000       3,630,000
      United Technologies                                56,170       3,790,352
      Waste Management                                  151,920       4,869,036
                                                                  -------------
                                                                     44,810,987
                                                                  -------------
   INFORMATION TECHNOLOGY - 14.8%
      Accenture, Cl A                                    90,000       3,689,100
      AOL *                                              10,212         244,782
      Automatic Data Processing                          62,000       2,528,980
      Corning                                           226,925       4,102,804
      Hewlett-Packard                                    91,595       4,311,377
      Intel                                             172,015       3,337,091
      International Business Machines                    60,000       7,343,400
      Microsoft                                         530,750      14,956,535
      Nokia, SP ADR                                     128,800       1,763,272
      Teradata *                                         65,000       1,818,050
      Western Union                                     210,000       3,893,400
                                                                  -------------
                                                                     47,988,791
                                                                  -------------
   MATERIALS - 2.9%
      Cabot                                              49,500       1,276,110
      Dow Chemical                                       58,840       1,593,976
      Rio Tinto, ADR                                     11,700       2,270,034
      Weyerhaeuser                                      102,500       4,089,750
                                                                  -------------
                                                                      9,229,870
                                                                  -------------
   TELECOMMUNICATION SERVICES - 1.2%
      AT&T                                              120,000       3,043,200
      Sprint Nextel *                                   267,475         877,318
                                                                  -------------
                                                                      3,920,518
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

94  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - 1.8%
         Questar                                        137,700   $   5,711,796
                                                                  -------------
      TOTAL COMMON STOCK
         (Cost $293,446,685)                                        320,143,697
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.0%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         3,424,253       3,424,253
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,424,253)                                            3,424,253
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $296,870,938)                                           323,567,950
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (80,355)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 323,487,595
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY

SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                 LEVEL 2       LEVEL 3
                                  TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                   VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                   01/31/10        PRICE          INPUTS        INPUTS
                                 ------------   ------------   -----------   ------------
Investments in Securities *      $323,567,950   $323,567,950   $        --   $         --
                                 ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  95

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 84.4%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.8%                         85,273   $     714,588
      HighMark Core Equity Fund,
         Fiduciary Shares - 18.0%                     1,013,846       7,167,888
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.6%                         25,285         220,235
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 8.8%                        199,349       3,484,627
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.3% *                       32,975         536,174
      HighMark International Opportunities Fund,
         Fiduciary Shares - 10.5%                       670,516       4,190,724
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 8.5%                        398,597       3,376,121
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 14.4%                       569,090       5,713,667
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 10.2%                       310,970       4,067,491
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 2.4%                         89,831         949,509
      HighMark Value Momentum Fund,
         Fiduciary Shares - 7.9%                        234,220       3,159,623
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $39,246,615)                                          33,580,647
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 6.5%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.5%                         15,844         175,398
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 6.0%                        236,978       2,393,477
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,507,567)                                            2,568,875
                                                                  -------------

--------------------------------------------------------------------------------
 Description                                            Shares        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 1.1%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.21% (A)                    458,813   $     458,813
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $458,813)                                                458,813
                                                                  -------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 7.4%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 2.7% *                   129,383       1,077,761
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 3.5%                      78,979       1,367,127
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 1.2%                      46,237         488,725
                                                                  -------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,808,007)                                            2,933,613
                                                                  -------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 1.3%                      95,603         533,464
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $508,217)                                                533,464
                                                                  -------------
   TOTAL INVESTMENTS - 100.7%
      (Cost $45,529,219)                                             40,075,412
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - (0.7)%                            (286,620)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  39,788,792
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2010.

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                 LEVEL 2       LEVEL 3
                                  TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                   VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                   01/31/10        PRICE         INPUTS         INPUTS
                                 ------------   ------------   -----------   ------------
  Investments in Securities *    $ 40,075,412   $ 40,075,412   $        --   $         --
                                 ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

96  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 90.9%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.9%                         14,998   $     125,682
      HighMark Core Equity Fund,
         Fiduciary Shares - 21.3%                       195,529       1,382,400
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.7%                          5,110          44,510
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 10.4%                        38,409         671,388
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.5% *                        5,903          95,983
      HighMark International Opportunities Fund,
         Fiduciary Shares - 10.8%                       112,444         702,774
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 7.4%                         56,828         481,333
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 13.9%                        89,635         899,931
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 11.0%                        54,671         715,097
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 2.6%                         15,723         166,188
      HighMark Value Momentum Fund,
         Fiduciary Shares - 9.4%                         45,027         607,412
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $5,594,586)                                            5,892,698
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.21% (A)                     22,092   $      22,092
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $22,092)                                                  22,092
                                                                  -------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 8.7%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 3.0% *                    22,996         191,553
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 4.2%                      15,831         274,030
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 1.5%                       9,180          97,033
                                                                  -------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $501,644)                                                562,616
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $6,118,322)                                               6,477,406
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                 4,909
                                                                  -------------
   NET ASSETS - 100.0%                                            $   6,482,315
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2010.

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                 LEVEL 2       LEVEL 3
                                  TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                   VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                   01/31/10        PRICE         INPUTS         INPUTS
                                 ------------   ------------   -----------   ------------
Investments in Securities *      $  6,477,406   $  6,477,406   $        --   $         --
                                 ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  97

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 64.9%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 1.4%                         71,310   $     597,576
      HighMark Core Equity Fund,
         Fiduciary Shares - 12.9%                       760,820       5,379,001
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.4%                         19,588         170,616
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 6.3%                        149,596       2,614,948
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 1.2% *                       29,775         484,141
      HighMark International Opportunities Fund,
         Fiduciary Shares - 8.8%                        582,061       3,637,879
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 6.9%                        336,837       2,853,006
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 11.4%                       471,616       4,735,024
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 8.0%                        253,925       3,321,334
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.9%                         74,069         782,906
      HighMark Value Momentum Fund,
         Fiduciary Shares - 5.7%                        175,412       2,366,316
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $27,101,418)                                          26,942,747
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 23.8%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 9.3%                        348,134       3,853,843
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 14.5%                       596,147       6,021,085
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $9,528,233)                                            9,874,928
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 3.1%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.21% (A)                  1,271,741   $   1,271,741
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $1,271,741)                                            1,271,741
                                                                  -------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 5.6%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 2.2% *                   108,444         903,341
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 2.5%                      61,392       1,062,689
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.9%                      35,231         372,392
                                                                  -------------
      TOTAL EQUITY REGISTERED INVESTMENT
         COMPANIES
         (Cost $2,090,432)                                            2,338,422
                                                                  -------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.6%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 2.6%                     196,744       1,097,831
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $997,940)                                              1,097,831
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $40,989,764)                                             41,525,669
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (13,044)
                                                                  -------------
   NET ASSETS - 100.0%                                            $  41,512,625
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2010.

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                LEVEL 2        LEVEL 3
                                 TOTAL FAIR       LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                  VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                  01/31/10        PRICE         INPUTS         INPUTS
                                ------------   ------------   -----------   ------------
Investments in Securities *     $ 41,525,669   $ 41,525,669   $        --   $         --
                                ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

98  HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 50.4%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 18.8%                       218,944   $   2,423,714
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 31.6%                       403,507       4,075,423
                                                                  -------------
      TOTAL AFFILIATED FIXED INCOME REGISTERED
         INVESTMENT COMPANIES
         (Cost $6,302,351)                                            6,499,137
                                                                  -------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 37.7%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 0.8%                         11,694          97,999
      HighMark Core Equity Fund,
         Fiduciary Shares - 9.0%                        163,299       1,154,522
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 0.2% *                        2,862          24,928
      HighMark Fundamental Equity Fund,
         Fiduciary Shares - 4.3%                         32,005         559,452
      HighMark Geneva Mid Cap Growth Fund,
         Fiduciary Shares - 0.4% *                        3,527          57,349
      HighMark International Opportunities Fund,
         Fiduciary Shares - 1.2%                         25,498         159,365
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 5.5%                         83,391         706,323
      HighMark Large Cap Value Fund,
         Fiduciary Shares - 6.7%                         86,311         866,559
      HighMark Small Cap Advantage Fund,
         Fiduciary Shares - 4.6%                         45,110         590,035
      HighMark Small Cap Value Fund,
         Fiduciary Shares - 1.0%                         12,335         130,377
      HighMark Value Momentum Fund,
         Fiduciary Shares - 4.0%                         38,292         516,558
                                                                  -------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $4,021,318)                                            4,863,467
                                                                  -------------

--------------------------------------------------------------------------------
Description                                              Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 4.1%
--------------------------------------------------------------------------------
      HighMark Diversified Money Market Fund,
         Fiduciary Shares, 0.21% (A)                    522,936   $     522,936
                                                                  -------------
      TOTAL AFFILIATED MONEY MARKET REGISTERED
         INVESTMENT COMPANY
         (Cost $522,936)                                                522,936
                                                                  -------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.6%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 4.6%                     106,544         594,517
                                                                  -------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $539,973)                                                594,517
                                                                  -------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 2.9%
--------------------------------------------------------------------------------
      JPMorgan Small Cap Growth Fund,
         Institutional Class - 1.2% *                    18,284         152,302
      Lazard Emerging Markets Equity Portfolio,
         Institutional Class - 1.3%                       9,348         161,822
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.4%                       5,517          58,315
                                                                  -------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $298,487)                                                372,439
                                                                  -------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $11,685,065)                                             12,852,496
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                37,796
                                                                  -------------
   NET ASSETS - 100.0%                                            $  12,890,292
                                                                  =============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2010.

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                              LEVEL 2       LEVEL 3
                               TOTAL FAIR      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
                                01/31/10        PRICE         INPUTS         INPUTS
                              ------------   ------------   -----------   ------------
Investments in Securities *   $ 12,852,496   $ 12,852,496   $        --   $         --
                              ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS  99

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 50.4%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.0%
      Comcast
         5.700%, 07/01/19                          $  6,000,000   $   6,344,705
      News America Holdings
         7.750%, 02/01/24                             1,000,000       1,185,262
      Staples
         9.750%, 01/15/14                             3,000,000       3,659,574
      Time Warner Entertainment
         8.375%, 03/15/23                             5,000,000       6,134,700
                                                                  -------------
                                                                     17,324,241
                                                                  -------------
   CONSUMER STAPLES - 4.5%
      Anheuser-Busch InBev Worldwide (A)
         3.000%, 10/15/12                             4,000,000       4,127,636
      General Mills
         5.700%, 02/15/17                             3,475,000       3,815,335
      Kroger
         5.000%, 04/15/13                             2,605,000       2,775,489
      Safeway
         6.250%, 03/15/14                             4,500,000       5,028,260
                                                                  -------------
                                                                     15,746,720
                                                                  -------------
   ENERGY - 5.4%
      Colorado Interstate Gas
         6.800%, 11/15/15                             3,000,000       3,411,735
      ConocoPhillips
         5.750%, 02/01/19                             4,000,000       4,363,404
      Energy Transfer Partners
         9.700%, 03/15/19                             2,000,000       2,544,562
      Magellan Midstream Partners
         6.550%, 07/15/19                             3,000,000       3,344,319
      Transcontinental Gas Pipe Line
         7.250%, 12/01/26                             2,250,000       2,492,386
      Williams Cos
         8.750%, 01/15/20                             2,000,000       2,570,000
                                                                  -------------
                                                                     18,726,406
                                                                  -------------
   FINANCIALS - 10.9%
      Bank of America, MTN
         5.650%, 05/01/18                             3,000,000       3,028,194
      GE Global Insurance
         7.750%, 06/15/30                             5,000,000       5,483,100
      Goldman Sachs Group, MTN (B)
         0.457%, 03/02/10                             1,500,000       1,499,740
      JPMorgan Chase
         3.125%, 12/01/11                            10,000,000      10,403,170
      JPMorgan Chase Bank
         6.000%, 10/01/17                             4,200,000       4,506,911
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                             4,000,000         870,000

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Morgan Stanley
         6.750%, 04/15/11                          $  5,500,000   $   5,856,725
      NB Capital Trust IV
         8.250%, 04/15/27                             2,000,000       1,955,000
      UNUM Group
         7.625%, 03/01/11                               227,000         235,147
      Wells Fargo
         3.000%, 12/09/11                             4,000,000       4,151,508
                                                                  -------------
                                                                     37,989,495
                                                                  -------------
   FOREIGN GOVERNMENTS - 2.4%
      Hydro Quebec, Ser IO
         8.050%, 07/07/24                             1,125,000       1,474,776
      Pemex Project Funding Master Trust
         9.125%, 10/13/10                             5,000,000       5,257,000
      Province of Saskatchewan
         9.375%, 12/15/20                             1,000,000       1,377,685
                                                                  -------------
                                                                      8,109,461
                                                                  -------------
   HEALTH CARE - 4.8%
      Baxter International
         4.500%, 08/15/19                             1,850,000       1,887,374
      HCA
         7.875%, 02/01/11                               999,000       1,026,472
      UnitedHealth Group
         5.250%, 03/15/11                             4,500,000       4,687,794
      Wellpoint
         7.000%, 02/15/19                             2,000,000       2,314,640
         6.000%, 02/15/14                             1,000,000       1,104,750
      Wyeth
         5.500%, 02/01/14                             5,000,000       5,540,745
                                                                  -------------
                                                                     16,561,775
                                                                  -------------
   INDUSTRIAL - 2.6%
      Continental Airlines, Ser 98-1B (D)
         6.748%, 03/15/17                             1,161,694       1,080,375
      General Electric
         5.000%, 02/01/13                             5,000,000       5,347,520
      L-3 Communications
         5.875%, 01/15/15                             2,450,000       2,480,625
                                                                  -------------
                                                                      8,908,520
                                                                  -------------
   INFORMATION TECHNOLOGY - 2.4%
      Cisco Systems
         5.250%, 02/22/11                             2,000,000       2,094,396
      Hewlett-Packard
         4.750%, 06/02/14                             3,200,000       3,471,754
      International Business Machines
         6.500%, 01/15/28                             2,500,000       2,828,982
                                                                  -------------
                                                                      8,395,132
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

100 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - 2.2%
      Dow Chemical
         5.900%, 02/15/15                          $  3,000,000   $   3,252,882
      Rio Tinto Finance USA
         6.500%, 07/15/18                             4,000,000       4,441,572
                                                                  -------------
                                                                      7,694,454
                                                                  -------------
   TELECOMMUNICATION SERVICES - 2.5%
      Bell Atlantic Maryland
         8.000%, 10/15/29                             2,980,000       3,242,329
      New England Telephone & Telegraph
         7.875%, 11/15/29                             4,925,000       5,462,155
                                                                  -------------
                                                                      8,704,484
                                                                  -------------
   UTILITIES - 7.7%
      Duke Energy
         6.300%, 02/01/14                             4,000,000       4,484,132
      Exelon Generation LLC
         6.200%, 10/01/17                             4,000,000       4,406,568
      MidAmerican Energy Holdings
         5.750%, 04/01/18                             5,000,000       5,314,145
      MidAmerican Energy Holdings, Ser D
         5.000%, 02/15/14                               400,000         425,354
      Oklahoma Gas & Electric
         6.650%, 07/15/27                             2,500,000       2,630,313
      Sempra Energy
         6.150%, 06/15/18                             4,000,000       4,336,976
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                             5,000,000       5,282,620
                                                                  -------------
                                                                     26,880,108
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $166,022,978)                                        175,040,796
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 21.1%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 06/01/13                               463,746         490,879
         6.000%, 09/01/13                               474,938         502,602
         6.000%, 09/01/17                             1,576,162       1,700,582
         6.000%, 11/01/17                               578,840         625,731
         5.500%, 03/01/17                               476,960         511,445
         5.500%, 08/01/21                             4,033,220       4,323,868
         5.000%, 10/01/20                               972,851       1,034,749
         5.000%, 07/01/35                               581,656         606,022
         4.500%, 05/01/19                             1,258,274       1,324,442
         4.500%, 07/01/19                             3,840,121       4,042,058
         4.500%, 04/01/20                               498,619         524,839
      FHLMC, ARM (B)
         5.281%, 06/01/39                             4,225,862       4,464,688
         2.791%, 12/01/34                             2,669,254       2,766,987

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FHLMC, CMO REMIC Ser 1666, Cl J
         6.250%, 01/15/24                          $  2,000,000   $   2,156,562
      FNMA
         8.500%, 05/01/25                                22,319          25,787
         8.000%, 08/01/24                                 2,027           2,331
         8.000%, 09/01/24                                   453             521
         8.000%, 06/01/30                                14,570          16,767
         7.500%, 12/01/26                               160,020         181,114
         7.000%, 12/01/10                                20,426          20,878
         7.000%, 05/01/30                                39,680          44,049
         6.500%, 04/01/14                               300,788         325,084
         6.500%, 05/01/26                                64,490          70,242
         6.500%, 01/01/28                                20,541          22,488
         6.500%, 03/01/28                                24,067          26,349
         6.500%, 04/01/28                               109,411         119,785
         6.500%, 01/01/29                               533,769         584,380
         6.500%, 06/01/29                               265,668         290,858
         6.500%, 06/01/29                               364,476         399,034
         6.500%, 07/01/29                               292,920         320,693
         6.500%, 08/01/29                               125,148         137,014
         6.500%, 05/01/30                               412,299         451,391
         6.000%, 09/01/10                                 1,848           1,885
         6.000%, 05/01/11                                 7,756           8,348
         6.000%, 01/01/12                                 9,858          10,610
         6.000%, 01/01/12                                 6,438           6,929
         6.000%, 03/01/13                                41,873          45,179
         6.000%, 05/01/16                               423,332         457,213
         6.000%, 10/01/16                               584,321         631,086
         6.000%, 11/01/17                             1,262,480       1,363,520
         6.000%, 12/01/27                                 2,172           2,343
         6.000%, 12/01/27                                 1,575           1,699
         6.000%, 12/01/27                                47,150          50,856
         6.000%, 12/01/27                                16,886          18,214
         6.000%, 07/01/28                               383,424         416,004
         6.000%, 08/01/28                                94,649         102,691
         6.000%, 10/01/28                               200,837         217,903
         6.000%, 10/01/28                                66,615          72,276
         6.000%, 12/01/28                               782,392         848,874
         6.000%, 12/01/28                               306,793         332,862
         6.000%, 12/01/28                               287,416         311,839
         5.500%, 01/01/17                               326,237         350,563
         5.500%, 02/01/17                               184,066         198,078
         5.500%, 12/01/17                             1,631,482       1,755,680
         5.500%, 03/01/20                             8,139,497       8,779,475
         5.000%, 11/01/17                             2,036,046       2,171,636
         5.000%, 12/01/17                               733,979         782,859
         5.000%, 02/01/18                             2,268,485       2,416,719

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 101

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         5.000%, 11/01/18                          $    363,161   $     386,892
         4.500%, 04/01/18                            13,548,575      14,294,915
         4.500%, 07/01/20                             4,945,150       5,208,288
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                             1,858,057       1,899,308
      GNMA
         8.000%, 04/15/17                                 9,314          10,390
         8.000%, 05/15/17                                13,914          15,522
         8.000%, 11/15/26                               195,405         224,314
         8.000%, 12/15/26                                81,130          93,133
         7.500%, 05/15/23                                98,943         111,649
         7.500%, 01/15/24                                46,609          52,661
         7.500%, 01/15/24                                 2,130           2,407
         7.500%, 01/15/24                                 9,805          11,078
         7.500%, 01/15/24                                   686             775
         7.500%, 01/15/24                                26,147          29,542
         7.500%, 02/15/27                                16,387          18,487
         7.500%, 02/15/27                                 4,715           5,319
         7.500%, 06/15/27                                52,554          59,289
         7.500%, 07/15/27                                16,419          18,523
         7.500%, 08/15/27                                   968           1,092
         7.500%, 08/15/27                                 7,623           8,600
         7.500%, 08/15/27                                12,462          14,059
         7.500%, 08/15/27                                 1,177           1,328
         7.500%, 08/15/27                                   676             763
         7.500%, 08/15/27                                10,832          12,220
         7.000%, 01/15/24                                33,260          36,949
         7.000%, 04/15/24                                16,087          17,871
         6.500%, 12/15/23                                36,082          38,731
         6.500%, 12/15/23                                13,987          15,014
         6.500%, 01/15/24                                 6,831           7,378
         6.500%, 02/15/24                                73,674          79,575
         6.500%, 04/15/26                                25,080          27,190
         6.500%, 01/15/29                               166,625         182,309
         6.500%, 05/15/29                               534,400         582,831
         6.500%, 06/15/29                                55,528          60,754
         6.000%, 07/15/28                                67,005          72,331
         6.000%, 08/15/28                                94,551         102,067
         6.000%, 09/15/28                               109,381         118,075
         6.000%, 09/15/28                               143,540         154,950
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $69,079,078)                                          73,446,139
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 18.2%
--------------------------------------------------------------------------------
      Banc of America Mortgage Securities,
         Ser 2003-7, Cl A2
         4.750%, 09/25/18                          $  6,517,476   $   6,637,642
      Chase Manhattan Bank-First Union
         National Bank, Ser 1999-1, Cl E (B)
         7.575%, 08/15/31                             5,000,000       5,124,115
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                             3,533,624       3,599,327
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               944,292         959,342
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                             9,481,842       9,650,737
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4 (B)
         5.014%, 02/15/38                             5,000,000       5,035,818
      GE Capital Commercial Mortgage,
         Ser 2004-C3, Cl A3 (B)
         4.865%, 07/10/39                             2,550,000       2,570,907
      JPMorgan Chase Commercial
         Mortgage Securities,
         Ser 2004-PNC1, Cl A4 (B)
         5.389%, 06/12/41                             5,000,000       5,120,075
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                             7,884,199       4,490,297
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                             2,019,863       2,064,689
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                             5,000,000       5,186,241
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                               918,229         959,810
      Wachovia Bank Commercial
         Mortgage Trust, Ser 2005-C17, Cl A2
         4.782%, 03/15/42                               575,214         575,042
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2007-7, Cl A1
         6.000%, 06/25/37                             7,168,966       5,982,726
      Wells Fargo Mortgage Securities,
         Ser-2004-2, Cl A1
         5.000%, 01/25/19                             5,258,976       5,369,086
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $65,538,216)                                          63,325,854
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

102 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                          Par/Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 4.7%
--------------------------------------------------------------------------------
      CenterPoint Energy Transition Bond Co. II,
         Ser 2005-A, Cl A3
         5.090%, 08/01/15                          $  5,825,000   $   6,439,945
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2 (B)
         0.303%, 12/15/14                             5,500,000       5,473,856
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                             4,000,000       4,438,768
                                                                  -------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $15,168,680)                                          16,352,569
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 1.7%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         3.000%, 09/30/16                             6,000,000       6,002,346
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $5,998,146)                                            6,002,346
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.6%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         9,046,288       9,046,288
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $9,046,288)                                            9,046,288
                                                                  -------------
   TOTAL INVESTMENTS - 98.7%
      (Cost $330,853,386)                                           343,213,992
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                             4,419,752
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 347,633,744
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF JANUARY 31, 2010 WAS $4,127,636 AND REPRESENTED 1.2% OF NET ASSETS.

(B)    FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2010.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2010, THE VALUE OF THIS SECURITY AMOUNTED TO $870,000, WHICH REPRESENTS 0.3% OF NET ASSETS.

(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JANUARY 31, 2010 WAS $1,080,375 AND REPRESENTED 0.3% OF NET ASSETS.

ARM    - ADJUSTABLE RATE MORTGAGE
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC    - LIMITED LIABILITY COMPANY
MTN    - MEDIUM TERM NOTE
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                                         LEVEL 2         LEVEL 3
                                                          TOTAL FAIR      LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT       QUOTED       OBSERVABLE     UNOBSERVABLE
                                                           01/31/10        PRICE         INPUTS          INPUTS
                                                        -------------   -----------   -------------   ------------
   Corporate Obligations                                $ 175,040,796   $        --   $ 175,040,796   $         --
   U.S. Government Agency Mortgage-Backed Obligations      73,446,139            --      73,446,139             --
   Mortgage-Backed Securities                              63,325,854            --      63,325,854             --
   Asset-Backed Securities                                 16,352,569            --      16,352,569             --
   U.S. Treasury Obligation                                 6,002,346            --       6,002,346             --
   Registered Investment Company                            9,046,288     9,046,288              --             --
                                                        -------------   -----------   -------------   ------------
Total:                                                  $ 343,213,992   $ 9,046,288   $ 334,167,704   $         --
                                                        =============   ===========   =============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 103

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

-------------------------------------------------------------------------------------
Description                                                       Par       Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - 96.3%
-------------------------------------------------------------------------------------
   CALIFORNIA - 96.3%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                            $  1,150,000   $  1,236,285
      Berryessa, Unified School District,
         GO, National-RE Insured
         5.375%, 03/01/12                                     460,000        498,695
      Brentwood, Unified School District,
         Election 1997, Ser B, GO,
         National-RE FGIC Insured
         4.850%, 08/01/14 (A)                                 410,000        418,733
      Burlingame, Elementary School District,
         GO, AGM Insured
         5.250%, 07/15/16                                     795,000        928,083
      California State, Department of
         Transportation, Federal Highway
         Grant Anticipation Bonds,
         Ser A, RB, National-RE FGIC Insured
         5.000%, 02/01/14                                   2,215,000      2,499,783
      California State, Department of
         Water Resources,
         Central Valley Project, Ser Z,
         RB, FGIC Insured, ETM
         5.000%, 12/01/12                                      10,000         11,187
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                                     990,000      1,105,721
         ETM, RB, AGM Insured
         5.500%, 12/01/14                                      10,000         11,892
         Power Supply Revenue, RB,
         Ser A, AMBAC Insured
         5.500%, 05/01/15 (A)                               1,225,000      1,340,848
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                               1,000,000      1,102,800
         5.000%, 05/01/22 (A)                               1,225,000      1,338,117
         Subuser F5
         5.000%, 05/01/22 (A)                                 725,000        786,574
         RB, AGM Insured
         5.500%, 12/01/14                                   1,340,000      1,591,438
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/14                                     600,000        677,598
         Ser A, GO, ETM
         5.250%, 07/01/14                                     170,000        198,854
      California State, Educational Facilities
         Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                               1,560,000      1,642,150
         Santa Clara University, RB
         5.250%, 04/01/24 (A)                                 670,000        727,305

-------------------------------------------------------------------------------------
Description                                                       Par      Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
       Stanford University,
       Ser P, RB
       5.250%, 12/01/13                                  $    800,000   $    925,072
       Ser R, RB
       5.000%, 11/01/11                                       610,000        656,946
     California State, GO,
       5.000%, 12/01/17 (A)                                 1,545,000      1,655,498
       AMBAC Insured
       5.000%, 11/01/17                                     1,000,000      1,074,940
       National-RE FGIC Insured
       4.500%, 09/01/10                                     1,000,000      1,020,990
     California State, GO,
       Various Purposes,
       5.250%, 10/01/21 (A)                                 1,000,000      1,050,180
       5.625%, 04/01/25 (A)                                 1,965,000      2,049,829
     California State, Health Facilities
       Financing Authority, Stanford Hospital,
       Ser C, RB, AGM Insured (B)
       0.230%, 11/15/36                                     3,115,000      3,115,000
     California State, Public Works Board Lease,
       Various University of California Projects,
       Ser A, RB, AMBAC Insured
       5.100%, 12/01/10 (A)                                 1,000,000      1,002,050
     Cerritos Community College District,
       Election 2004, Ser C, GO
       5.250%, 08/01/25                                       500,000        540,760
     Chaffey, Unified High School District, GO,
       National-RE FGIC Insured
       5.000%, 08/01/15                                     1,000,000      1,139,720
     Coast Community College, GO,
       National-RE Insured
       5.250%, 08/01/15                                     1,000,000      1,159,840
     Corona-Norca Unified School District,
       Election 2006, Ser A, GO, AGM Insured
       5.000%, 08/01/17                                       500,000        554,280
     Cupertino, Unified School District, GO,
       AGM Insured
       5.250%, 08/01/13 (A)                                   595,000        631,319
     Desert Sands Unified School District,
       Election 2001, GO
       5.750%, 08/01/19 (A)                                   650,000        764,498
       5.250%, 08/01/20 (A)                                   600,000        670,038
       5.250%, 08/01/22 (A)                                   550,000        603,251
     Dublin, Unified School District,
       Election 2004, Ser A, GO,
       AGM Insured
       5.000%, 08/01/26 (A)                                 1,580,000      1,628,964

        The accompanying notes are an integral part of the financial statements.

104 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-------------------------------------------------------------------------------------
Description                                                       Par       Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      East Bay, Municipal Utility District,
         Water System Project, RB,
         National-RE Insured,
         Prerefunded @ 100 (C)
         5.250%, 06/01/11                                $  1,250,000   $  1,329,500
      East Bay, Regional Park District, GO
         4.500%, 09/01/10                                     150,000        153,723
      Eastern Municipal Water District,
         Ser A, COP,
         National-RE FGIC Insured
         5.250%, 07/01/12 (A)                                 300,000        317,775
         5.250%, 07/01/13 (A)                               1,000,000      1,057,650
         5.375%, 07/01/16 (A)                               2,120,000      2,212,983
         5.375%, 07/01/17 (A)                               2,410,000      2,513,967
      El Camino, Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                               1,000,000      1,122,140
      Fallbrook, Unified High School District,
         GO, National-RE FGIC Insured
         5.375%, 09/01/12                                     250,000        275,875
      Fremont, Unified High School District,
         Ser B, ETM, GO
         5.000%, 09/01/10                                     600,000        616,692
      Fresno, Joint Powers Financing Authority,
         Fresno City Hall, RB, AMBAC Insured
         4.600%, 08/01/11 (A)                                 500,000        505,350
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                               1,760,000      1,939,678
      Grant, Joint Union High School District,
         Election 2006, GO, AGM Insured
         5.000%, 08/01/21 (A)                                 975,000      1,040,286
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                               1,000,000      1,036,430
      Kings River, Conservation District,
         Pine Flat Power,
         Ser F, RB
         4.625%, 01/01/11                                     500,000        519,990
      Livermore-Amador Valley,
         Water Management Authority,
         Ser A, RB, AMBAC Insured
         5.000%, 08/01/13 (A)                                 400,000        423,244
         5.250%, 08/01/14 (A)                                 750,000        791,295
      Lodi, Unified School District, Election 2002,
         GO, AGM Insured
         5.250%, 08/01/22 (A)                               1,000,000      1,040,390

-------------------------------------------------------------------------------------
Description                                                       Par       Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/25 (A)                            $  1,500,000   $  1,634,535
         Ser B, GO
         5.250%, 08/01/24 (A)                               1,000,000      1,097,110
      Los Angeles County, Metropolitan
         Transportation Authority, Sales Tax Project,
         C-2nd Senior, Ser A, RB,
         AMBAC Insured
         5.500%, 07/01/10                                   1,100,000      1,122,550
         National-RE FGIC Insured
         5.000%, 07/01/10                                   2,000,000      2,037,920
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                               2,000,000      2,183,120
         5.250%, 08/01/21 (A)                                 350,000        386,901
      Los Angeles,
         Ser A, GO,
         National-RE Insured
         5.250%, 09/01/11                                     250,000        268,102
         Ser B, GO, AGM Insured
         5.000%, 09/01/16 (A)                               1,000,000      1,123,840
      Los Angeles, Community College District,
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                               1,000,000      1,120,350
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                               1,500,000      1,688,910
         5.500%, 08/01/24 (A)                                 750,000        834,390
      Los Angeles, Department of Airports,
         Airport Revenue, Los Angeles
         International Airport, Ser C, RB
         5.250%, 05/15/21 (A)                               1,000,000      1,072,030
      Los Angeles, Department of Water & Power,
         Ser A-A-1, RB,
         National-RE Insured
         5.250%, 07/01/13 (A)                               2,075,000      2,199,147
         National-RE Insured,
         5.250%, 07/01/10                                   1,810,000      1,846,779
         5.250%, 07/01/11                                   1,045,000      1,111,180
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13 (A)                                 430,000        483,832
      Los Angeles, Unified School District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100
         5.500%, 07/01/12 (C)                               1,390,000      1,549,238

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 105

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-------------------------------------------------------------------------------------
Description                                                       Par       Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      National-RE Insured,
      5.500%, 07/01/12                                   $  1,380,000   $  1,523,727
      Ser D
      5.250%, 07/01/24 (A)                                  1,000,000      1,080,090
      Ser D, FGIC Insured,
      Prerefunded @ 100
      5.500%, 07/01/10 (C)                                  2,000,000      2,043,700
      Ser I
      5.000%, 07/01/25 (A)                                  1,675,000      1,758,281
   Los Angeles, Waste Water System,
      Ser C, RB, National-RE Insured
      5.375%, 06/01/12                                      1,160,000      1,279,016
   Los Gatos-Saratoga, Joint Unified
      High School, Election 1998,
      Ser B, GO, Prerefunded @ 101 (C)
      4.600%, 12/01/10                                        875,000        915,784
   M-S-R Public Power Authority,
      San Juan Project, Ser I, RB,
      National-RE Insured
      5.000%, 07/01/14 (A)                                  2,630,000      2,727,626
   Metropolitan, Water District of
      Southern California, Ser A, RB
      5.375%, 07/01/12 (A)                                  2,185,000      2,346,253
   Modesto Irrigation District, COP,
      Capital Improvements, Ser A
      5.500%, 10/01/25 (A)                                  1,500,000      1,588,395
   Mountain View, Shoreline Regional Park
      Community, Ser A, TA, National-RE Insured
      5.600%, 08/01/10                                        500,000        500,205
   North Orange County, Community College
      District, GO, National-RE Insured
      5.000%, 08/01/15                                      1,000,000      1,156,490
   Northern California Transmission Agency,
      California-Oregon Transmission Project,
      Ser A, RB
      5.000%, 05/01/22 (A)                                  1,035,000      1,097,825
   Norwalk, La Mirada Unified School District,
      Election 2002, Ser A, GO, FGIC Insured,
      Prerefunded @ 100 (C)
      5.000%, 08/01/13                                      1,800,000      2,047,986
   Orange County, Local Transportation
      Authority, Measure M, Second Senior,
      Ser A, RB, National-RE Insured
      5.500%, 02/15/10                                      1,265,000      1,267,201

-------------------------------------------------------------------------------------
Description                                                       Par       Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                                $    450,000   $    519,287
         5.000%, 02/01/23 (A)                               2,615,000      2,817,793
         5.000%, 02/01/25 (A)                               1,200,000      1,276,344
      Orange County, Water District,
         Ser B, COP, National-RE Insured
         5.000%, 08/15/24 (A)                                 700,000        736,176
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                                   1,000,000      1,133,280
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                               1,175,000      1,262,232
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (C)                               1,000,000      1,120,550
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                               1,500,000      1,562,100
         5.000%, 06/01/24 (A)                               1,000,000      1,030,140
      Redwood City, Elementary School District,
         GO, National-RE FGIC Insured
         5.500%, 08/01/10                                   1,140,000      1,165,183
         5.500%, 08/01/14                                     900,000      1,009,629
      Riverside, Community College,
         GO, AGM Insured
         5.000%, 08/01/19 (A)                               1,700,000      1,822,060
      Sacramento, Municipal Utility District, RB,
         Electric Power & Light Revenues,
         Ser O, National-RE Insured
         5.250%, 08/15/10                                     500,000        512,495
         Ser P, AGM Insured
         5.250%, 08/15/13 (A)                               1,635,000      1,747,733
         Ser R, National-RE Insured
         5.000%, 08/15/16 (A)                               1,000,000      1,066,570
         Ser R, National-RE Insured,
         5.000%, 08/15/15                                   1,480,000      1,657,896
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                               1,235,000      1,339,320
      San Bernardino County, Community
         College District, GO,
         AGM Insured
         5.000%, 08/01/15                                   1,000,000      1,152,550
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                               1,000,000      1,167,750

        The accompanying notes are an integral part of the financial statements.

106 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-------------------------------------------------------------------------------------
Description                                                       Par       Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Bernardino County, Transportation
         Authority, Ser A, RB,
         National-RE Insured
         6.250%, 03/01/10                                $ 2,000,000    $  2,008,040
      San Bernardino, Municipal Water
         Department, Sewer Authority, COP,
         National-RE FGIC Insured
         5.000%, 02/01/11 (A)                              1,130,000       1,137,842
      San Diego County, Water Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                              1,000,000       1,103,550
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                                  1,310,000       1,493,452
      San Diego, Public Facilities Financing
         Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                              1,000,000       1,076,190
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                              2,665,000       3,009,771
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                              1,000,000       1,098,240
      San Francisco City & County,
         Academy Sciences Improvement,
         Ser E, GO National-RE Insured
         5.000%, 06/15/24 (A)                              2,000,000       2,096,860
         Airport Commission, International
         Airport, Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                                  2,000,000       2,167,360
         5.000%, 05/01/22 (A)                              2,000,000       2,075,820
         Public Utilities Commission,
         Water Revenue,
         Ser A, RB, AGM Insured,
         5.000%, 11/01/10                                  1,000,000       1,034,080
         5.000%, 11/01/11                                  1,000,000       1,067,900
         5.000%, 11/01/23 (A)                              1,000,000       1,070,110
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                              1,250,000       1,338,187
         Unified School District, Prop A,
         Election 2006,, Ser B, GO
         5.250%, 06/15/23 (A)                                620,000         678,497
      San Francisco, Bay Area Rapid Transit,
         RB, AMBAC Insured
         5.250%, 07/01/14 (A)                                300,000         317,556
      San Francisco, Community College District,
         Election 2001, Ser B, GO, AMBAC Insured
         5.000%, 06/15/10                                  1,000,000       1,016,910

-------------------------------------------------------------------------------------
Description                                                       Par       Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Joaquin County, Delta Community
         College District, Election 2004,
         Ser A, GO, AGM Insured
         4.500%, 08/01/15                                $  1,000,000   $  1,123,930
      San Jose, Financing Authority,
         Convention Center Project,
         Ser F, RB, National-RE Insured
         4.250%, 09/01/11                                   1,765,000      1,862,269
      San Jose, Redevelopment Agency,
         Merged Area TA, National-RE Insured
         6.000%, 08/01/10                                     695,000        712,695
      San Juan, Unified School District,
         GO, AGM Insured
         5.250%, 08/01/10                                   1,150,000      1,177,933
      San Mateo County, Transit District,
         Ser A, RB, National-RE Insured
         5.250%, 06/01/16                                   2,000,000      2,288,500
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue,
         Capital Projects, Ser A, RB
         5.250%, 07/15/24                                   1,000,000      1,071,200
      San Mateo, Unified High School District,
         Election 2000, Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (C)
         5.375%, 09/01/11                                   2,195,000      2,366,934
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                               1,250,000      1,379,600
      Santa Ana, Community Redevelopment
         Agency, Mainplace Project,
         Ser E, ETM, RB, USGOV Insured
         6.400%, 12/15/10                                      85,000         88,083
      Santa Maria, Joint Unified High School District,
         Ser A, ETM, GO, AGM Insured
         5.500%, 08/01/15                                     510,000        593,783
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (C)
         5.000%, 08/01/13                                   1,865,000      2,118,491
      Southern California, Public Power
         Authority Transmission Project Revenue,
         Sub Southern Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                               1,100,000      1,187,725
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                                     645,000        706,656

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 107

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

-------------------------------------------------------------------------------------
Description                                                Par/Shares      Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Torrance, Unified School District,
         Election 2008, Measure Y, GO
         2.500%, 08/01/10                                $    250,000   $    252,677
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                               1,000,000      1,105,050
      Turlock, Irrigation District,
         Ser A, RB, National-RE Insured
         6.000%, 01/01/11                                     550,000        570,619
      University of California, Ser O, RB
         5.500%, 05/15/22 (A)                               2,000,000      2,297,500
                                                                        ------------
      TOTAL MUNICIPAL BONDS
         (Cost $158,721,087)                                             165,141,817
                                                                        ------------

------------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.1%
------------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                              5,207,839      5,207,839
                                                                        ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,207,839)                                                 5,207,839
                                                                        ------------
   TOTAL INVESTMENTS - 99.4%
      (Cost $163,928,926)                                                170,349,656
                                                                        ------------
   OTHER ASSETS & LIABILITIES, NET - 0.6%                                  1,069,666
                                                                        ------------
   NET ASSETS - 100.0%                                                  $171,419,322
                                                                        ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2010.

(C)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                      LEVEL 2          LEVEL 3
                                        TOTAL FAIR      LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                         VALUE AT       QUOTED      OBSERVABLE      UNOBSERVABLE
                                         01/31/10       PRICE         INPUTS           INPUTS
                                       ------------   ----------   -------------   --------------
   Municipal Bonds                     $165,141,817   $       --   $ 165,141,817   $           --
   Registered Investment Company          5,207,839    5,207,839              --               --
                                       ------------   ----------   -------------   --------------
Total:                                 $170,349,656   $5,207,839   $ 165,141,817   $           --
                                       ============   ==========   =============   ==============

        The accompanying notes are an integral part of the financial statements.

108 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

------------------------------------------------------------------------------------
Description                                                      Par       Value
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.0%
------------------------------------------------------------------------------------
   ALASKA - 3.8%
      Alaska State, International Airports System,
         Ser D, RB, National-RE Insured
         5.000 %, 10/01/22 (A)                           $ 2,000,000   $   2,062,700
      Anchorage, City of Anchorage Schools,
         Ser B, GO,
         5.000%, 08/01/24 (A)                              1,000,000       1,077,390
         National-RE FGIC Insured
         5.000%, 09/01/17                                    500,000         573,525
                                                                       -------------
                                                                           3,713,615
                                                                       -------------
   ARIZONA - 3.1%
      Arizona State, Transportation Board &
         Highway Revenue, Ser A, RB
         5.250%, 07/01/17 (A)                              1,000,000       1,093,930
      Phoenix, GO, Ser A
         6.250%, 07/01/17                                  1,000,000       1,236,210
      Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                                640,000         711,507
                                                                       -------------
                                                                           3,041,647
                                                                       -------------
   CALIFORNIA - 21.0%
      California State, Department of Transportation,
         Federal Highway Grant Anticipation Bonds,
         Ser A, RB, National-RE FGIC Insured
         5.000%, 02/01/14                                  1,000,000       1,128,570
      California State, Department of
         Water Resources,
         Central Valley Project, Ser X, RB,
         National-RE FGIC Insured
         5.500%, 12/01/15                                    625,000         745,512
         Central Valley Project, Ser Z, RB,
         National-RE FGIC Insured
         5.000%, 12/01/12                                    500,000         558,445
         Power Supply Revenue, RB,
         Ser H, AGM Insured
         5.000%, 05/01/22 (A)                              1,000,000       1,092,340
      California State, Educational Facilities
         Authority, Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12                                  1,000,000       1,052,660
      California State, GO,
         Various Purposes,
         5.625%, 04/01/25 (A)                              1,000,000       1,043,170
         5.250%, 10/01/21 (A)                              1,000,000       1,050,180
      Chico, Unified School District, Ser B,
         GO, AGM Insured
         5.000%, 08/01/25 (A)                              1,625,000       1,686,474

-------------------------------------------------------------------------------------
Description                                                      Par       Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                                $   545,000   $     589,526
      Elsinore Valley, Municipal
         Water District, COP,
         National-RE FGIC Insured
         5.375%, 07/01/18                                    750,000         824,137
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/25 (A)                              1,000,000       1,089,690
         5.250%, 08/01/24 (A)                                525,000         575,983
      Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                                    625,000         693,950
      Los Angeles, Unified School District,
         GO, Ser I
         5.000%, 07/01/25 (A)                              1,000,000       1,049,720
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                              1,000,000       1,041,400
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                                500,000         512,505
      San Bernardino County, Community College
         District, GO, Election 2002, Ser A
         6.250%, 08/01/24 (A)                                850,000         992,587
      San Francisco City & County, Airport
         Commission, International Airport,
         Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                                  1,000,000       1,083,680
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         Prerefunded @100 (B)
         6.000%, 08/01/15                                    330,000         401,234
         National-RE Insured
         6.000%, 08/01/15                                    775,000         844,401
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                              1,670,000       1,843,146
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                                750,000         828,788
                                                                       -------------
                                                                          20,728,098
                                                                       -------------
      COLORADO - 0.6%
         Regional Transportation District,
         Sales Tax, Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                                    500,000         554,500
                                                                       -------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 109

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                 Par       Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------
   FLORIDA - 1.9%
      Florida State Municipal Power
         Agency Revenue, All Requirements
         Supply, Ser C, RB,
         LOC Bank of America (C)
         0.200 %, 10/01/35                           $1,100,000   $   1,100,000
      Jacksonville, Local Government,
         Sales Tax Revenue,
         RB, National-RE FGIC Insured
         5.500 %, 10/01/13                              710,000         811,061
                                                                  -------------
                                                                      1,911,061
                                                                  -------------

      GEORGIA - 1.4%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, National-RE FGIC Insured
         5.500 %, 11/01/13                            1,000,000       1,106,940
      Georgia State, Ser C, GO,
         6.000 %, 07/01/10                              250,000         255,935
                                                                  -------------
                                                                      1,362,875
                                                                  -------------

   HAWAII - 5.9%
      Hawaii County, Ser A, GO, FGIC Insured,
         Prerefunded @ 100 (B)
         5.500%, 07/15/11                               635,000         679,945
      Hawaii State, Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                             1,000,000       1,157,560
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                         1,000,000       1,097,740
         Ser A, GO, AGM Insured,
         Prerefunded @ 100 (B)
         5.375%, 09/01/11                             1,150,000       1,236,285
      Kauai County, Ser A, GO,
         National-RE Insured
         5.625%, 08/01/13 (A)                           440,000         468,345
      Kauai County, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.625%, 08/01/11                                60,000          64,582
      University of Hawaii Revenue,
         Ser A, RB,
         5.500%, 10/01/22 (A)                           500,000         562,570
         5.500%, 10/01/23 (A)                           500,000         559,585
                                                                  -------------
                                                                      5,826,612
                                                                  -------------

-------------------------------------------------------------------------------
Description                                                 Par       Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------
   IDAHO - 4.4%
      Idaho State, Housing & Finance Association,
         Grant & Revenue Anticipation,
         Federal Highway Trust, RB,
         National-RE Insured
         5.000%, 07/15/15                            $1,000,000   $   1,151,380
         Ser A
         5.000%, 07/15/22 (A)                           400,000         438,468
         5.250%, 07/15/24 (A)                         1,455,000       1,602,944
      Twin Falls County, School District No. 411,
         GO, National-RE Insured
         5.000%, 09/15/16                             1,000,000       1,115,370
                                                                  -------------
                                                                      4,308,162
                                                                  -------------

   ILLINOIS - 10.5%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                         1,025,000       1,092,896
         Ser C, GO
         5.000%, 01/01/23 (A)                         1,285,000       1,375,515
      Chicago, Board of Education,
         Ser B, GO, AGM Insured (C)
         0.380%, 03/01/32                             1,000,000       1,000,000
         Ser B, GO, AMBAC Insured
         5.000%, 12/01/23 (A)                         1,040,000       1,092,832
      Chicago, O'Hare International Airport,
         3rd Lien, Ser D, RB,
         LOC Dexia Credit Local (C)
         0.240%, 01/01/35                             1,000,000       1,000,000
         Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                         1,655,000       1,789,287
      Chicago, Project & Refunding, Ser A, GO
         5.250%, 01/01/21 (A)                           895,000         992,600
      Illinois State Toll Highway Authority,
         Toll Highway Revenue,
         Ser A-1, RB, AGM Insured (C)
         0.230%, 01/01/31                             2,000,000       2,000,000
                                                                  -------------
                                                                     10,343,130
                                                                  -------------

   MASSACHUSETTS - 3.7%
      Massachusetts State,
         School Building Authority,
         Ser A, RB, AGM Insured
         5.000%, 08/15/14                             1,175,000       1,345,140
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/15                             1,025,000       1,197,518
         5.250%, 08/01/16                             1,000,000       1,169,130
                                                                  -------------
                                                                      3,711,788
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

110 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                 Par       Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------
   NEVADA - 2.2%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                        $  750,000   $     781,582
         School District, Ser A,
         GO, AGM Insured
         5.500%, 06/15/16 (A)                           500,000         548,575
      Las Vegas, Water District Revenue,
         Ser B, GO, National-RE Insured
         5.250%, 06/01/14 (A)                           300,000         330,063
      Nevada State, Capital Improvements,
         Ser A, GO, National-RE Insured
         5.000%, 11/01/16 (A)                           500,000         526,090
                                                                  -------------
                                                                      2,186,310
                                                                  -------------

   NEW JERSEY - 2.9%
      New Jersey State,
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                             1,000,000       1,164,160
         Transportation Trust Fund Authority,
         Ser A, RB
         5.250%, 12/15/21                               515,000         572,232
         Transportation Trust Fund Authority,
         Ser C, ETM, RB, National-RE Insured
         5.250%, 06/15/15                             1,000,000       1,178,520
                                                                  -------------
                                                                      2,914,912
                                                                  -------------

   NEW YORK - 5.5%
      Long Island Power Authority,
         Electrical System Revenue,
         Ser J, RB, AGM Insured (C)
         0.180%, 12/01/29                             1,000,000       1,000,000
      New York State,
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                         1,000,000       1,064,020
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                             1,000,000       1,133,780
      New York State, Thruway Authority,
         Second Highway and Bridge Trust Fund,
         Ser A, RB, National-RE Insured
         Prerefunded @ 100 (B)
         5.000%, 04/01/14                             1,000,000       1,133,730
         Ser B, RB
         5.000%, 04/01/21 (A)                         1,000,000       1,105,090
                                                                  -------------
                                                                      5,436,620
                                                                  -------------

   NORTH CAROLINA - 0.3%
      Charlotte, GO
         5.000%, 08/01/10                               300,000         307,038
                                                                  -------------

-------------------------------------------------------------------------------
Description                                                 Par       Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------
   OREGON - 7.4%
      Chemeketa, Community College District,
         ETM, GO, FGIC Insured
         5.500%, 06/01/12                            $1,060,000   $   1,164,304
      Jackson County, Juvenille Services
         Center, GO, AGM Insured
         5.000%, 06/01/10                             1,000,000       1,015,380
      McMinnville, School District, No. 40,
         GO, AGM Insured
         5.000%, 06/15/11                             1,000,000       1,058,090
      Portland, Sewer System Revenue,
         Second Lien, Ser B, RB, AGM Insured
         5.000%, 06/15/23 (A)                         1,160,000       1,274,620
      Washington County, School District
         Authority No. 15, GO, AGM Insured
         5.000%, 06/15/14                             1,000,000       1,129,290
      Washington, Multnomah & Yamill Counties,
         School District Authority,
         GO, National-RE Insured
         5.000%, 06/01/11                               550,000         582,181
      Yamill County, School District Authority
         No. 29J, GO, National-RE FGIC Insured
         5.250%, 06/15/16                             1,000,000       1,132,580
                                                                  -------------
                                                                      7,356,445
                                                                  -------------

   TEXAS - 10.8%
      Austin, Water & WasteWater System Revenue,
         RB, LOC Dexia Credit Local (C)
         0.200%, 05/15/31 (A)                         1,200,000       1,200,000
      Denton, Utilities System Revenue, RB,
         National-RE Insured
         5.250%, 12/01/23                             1,065,000       1,121,424
      Houston, Texas Utility System Revenue,
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                             1,000,000       1,129,910
      Lamar Consolidated Independent School
         District, Schoolhouse, GO, PSF Insured
         5.000%, 02/15/17                               800,000         925,464
      Lower Colorado River Authority, RB
         5.000%, 05/15/22 (A)                           650,000         695,786
         Texas Revenue, RB
         5.000%, 05/15/21 (A)                           935,000       1,007,612
      North East Independent School District,
         Ser A, GO, PSF Insured
         5.000%, 08/01/17                               500,000         580,865
      San Antonio, Water Revenue,
         RB, AGM Insured
         5.500%, 05/15/15 (A)                           500,000         549,225
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                             1,000,000       1,139,060

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 111

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

-------------------------------------------------------------------------------
Description                                                 Par      Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
-------------------------------------------------------------------------------
   TEXAS - (CONTINUED)
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                        $1,000,000   $   1,115,950
         RB, AGM Insured,
         Prerefunded @ 100 (B)
         4.800%, 03/15/10                             1,170,000       1,176,330
                                                                  -------------
                                                                     10,641,626
                                                                  -------------

   UTAH - 1.7%
      Utah State, Board of Regents Auxilliary &
         Campus Facilities Revenue,
         Ser A, RB, National-RE Insured
         5.000%, 04/01/17 (A)                         1,500,000       1,641,645
                                                                  -------------

   WASHINGTON - 9.9%
      Energy Northwest, Electric Revenue,
         Project No. 1, Ser B, RB,
         National-RE Insured (C)
         6.000%, 07/01/17 (A)                         1,500,000       1,659,225
      King County, School District No. 410,
         GO, National-RE FGIC Insured
         5.500%, 12/01/10                             1,285,000       1,337,338
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                         1,375,000       1,555,455
      Seattle, Limited Tax, Ser B, GO,
         5.500%, 03/01/11                             1,935,000       2,038,639
         ETM, Prerefunded @ 100 (B)
         5.500%, 03/01/11                                65,000          68,612
      Washington State, Ser A, GO,
         5.000%, 07/01/19 (A)                         1,000,000       1,113,010
      Washington State, Public Power
         Supply System, Nuclear Project No. 1,
         Ser 1A-1, RB, LOC Bank of America,
         Partially Prerefunded @ 100 (B) (C)
         0.150%, 07/01/17                             2,000,000       2,000,000
                                                                  -------------
                                                                      9,772,279
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $91,798,903)                                          95,758,363
                                                                  -------------

-------------------------------------------------------------------------------
Description                                              Shares       Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.6%
-------------------------------------------------------------------------------
      Fidelity Institutional Tax-Exempt
         Portfolio                                    2,622,774   $   2,622,774
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,622,774)                                            2,622,774
                                                                  -------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $94,421,677)                                             98,381,137
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.4%                               378,925
                                                                  -------------
   NET ASSETS - 100.0%                                            $  98,760,062
                                                                  =============

-------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2010.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
TA    - TAX ALLOCATION

        The accompanying notes are an integral part of the financial statements.

112 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                     LEVEL 2        LEVEL 3
                                      TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                       VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                       01/31/10        PRICE         INPUTS          INPUTS
                                     ------------   -----------   ------------   --------------
   Municipal Bonds                   $ 95,758,363   $        --   $ 95,758,363   $           --
   Registered Investment Company        2,622,774     2,622,774             --               --
                                     ------------   -----------   ------------   --------------
Total:                               $ 98,381,137   $ 2,622,774   $ 95,758,363   $           --
                                     ============   ===========   ============   ==============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 113

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 40.6%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.3%
      Comcast
         5.500%, 03/15/11                          $    500,000   $     523,713
         5.300%, 01/15/14                               150,000         162,421
      Staples
         7.750%, 04/01/11                               700,000         751,323
      Time Warner
         5.500%, 11/15/11                               750,000         801,340
                                                                  -------------
                                                                      2,238,797
                                                                  -------------

   CONSUMER STAPLES - 4.7%
      Anheuser-Busch InBev Worldwide (A)
         3.000%, 10/15/12                             1,000,000       1,031,909
      Coca-Cola
         3.625%, 03/15/14                               250,000         261,331
      General Mills
         6.000%, 02/15/12                               500,000         548,665
      Kellogg, Ser B
         6.600%, 04/01/11                               500,000         531,923
      Kraft Foods
         6.250%, 06/01/12                               500,000         545,737
      Kroger
         5.500%, 02/01/13                               750,000         806,559
      Safeway
         6.500%, 03/01/11                               750,000         791,939
                                                                  -------------
                                                                      4,518,063
                                                                  -------------

   ENERGY - 7.6%
      ConocoPhillips
         4.750%, 10/15/12                               500,000         540,981
      Consolidated Natural Gas
         6.000%, 10/15/10                               325,000         336,138
      Enterprise Products Operating, Ser K
         4.950%, 06/01/10                               500,000         505,653
      Kinder Morgan Energy Partners
         7.500%, 11/01/10                               800,000         834,916
      Marathon Oil Corp
         6.125%, 03/15/12                               800,000         868,262
      Northern Natural Gas (A)
         7.000%, 06/01/11                               500,000         537,453
      SeaRiver Maritime (B)
         0.000%, 09/01/12                             2,000,000       1,878,890
      Shell International Finance
         4.000%, 03/21/14                             1,000,000       1,057,000
      Transcontinental Gas Pipeline, Ser B
         7.000%, 08/15/11                               500,000         539,222
      Williams Cos (A)
         6.375%, 10/01/10                               230,000         236,121
                                                                  -------------
                                                                      7,334,636
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 8.1%
      Bank of America
         5.375%, 09/11/12                          $  1,000,000   $   1,066,782
      BP Capital Markets
         3.125%, 03/10/12                             1,000,000       1,038,577
      Goldman Sachs Group
         5.700%, 09/01/12                               500,000         544,603
      Goldman Sachs Group, MTN (C)
         0.457%, 03/02/10                               500,000         499,913
      John Deere Capital
         5.100%, 01/15/13                               500,000         541,331
      John Deere Capital, MTN
         5.400%, 10/17/11                               510,000         546,960
      JPMorgan Chase
         4.750%, 05/01/13                             1,000,000       1,073,838
         3.125%, 12/01/11                               500,000         520,158
      Lehman Brothers Holdings, MTN (D)
         5.625%, 01/24/13                               500,000         108,750
      UNUM Group
         7.625%, 03/01/11                               250,000         258,972
      Wells Fargo
         6.450%, 02/01/11                             1,000,000       1,055,289
         3.000%, 12/09/11                               500,000         518,938
                                                                  -------------
                                                                      7,774,111
                                                                  -------------

   HEALTH CARE - 3.6%
      Cigna
         7.000%, 01/15/11                               500,000         525,992
      Eli Lilly
         3.550%, 03/06/12                               500,000         523,390
      Pfizer
         4.450%, 03/15/12                               500,000         532,286
      UnitedHealth Group
         5.250%, 03/15/11                               750,000         781,299
      Wellpoint
         6.000%, 02/15/14                               475,000         524,756
      Wyeth
         5.500%, 03/15/13                               500,000         551,940
                                                                  -------------
                                                                      3,439,663
                                                                  -------------

   INDUSTRIAL - 2.7%
      Burlington Northern Santa Fe
         6.750%, 07/15/11                               500,000         538,687
      General Electric
         5.000%, 02/01/13                               500,000         534,752
      Honeywell International
         5.625%, 08/01/12                               500,000         552,221
      Union Pacific
         5.450%, 01/31/13                               935,000       1,012,933
                                                                  -------------
                                                                      2,638,593
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

114 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 2.0%
      Hewlett-Packard
         4.250%, 02/24/12                          $    500,000   $     529,058
      International Business Machines
         7.500%, 06/15/13                               500,000         589,841
      Oracle
         5.000%, 01/15/11                               500,000         518,896
      Xerox
         7.125%, 06/15/10                               291,000         296,855
                                                                  -------------
                                                                      1,934,650
                                                                  -------------
   MATERIALS - 2.2%
      Dow Chemical
         4.850%, 08/15/12                               750,000         801,128
      Praxair
         3.950%, 06/01/13                               540,000         567,771
      Rio Tinto Alcan
         5.200%, 01/15/14                               750,000         798,542
                                                                  -------------
                                                                      2,167,441
                                                                  -------------

   TELECOMMUNICATION SERVICES - 2.0%
      AT&T
         5.875%, 08/15/12                               750,000         827,511
      Verizon Communications
         5.250%, 04/15/13                               500,000         546,548
      Verizon Global Funding
         7.250%, 12/01/10                               500,000         527,753
                                                                  -------------
                                                                      1,901,812
                                                                  -------------

   UTILITIES - 5.4%
      Centerpoint Energy, Ser B
         7.250%, 09/01/10                               250,000         257,417
      Duke Energy
         6.300%, 02/01/14                               500,000         560,516
      Firstenergy, Ser B
         6.450%, 11/15/11                               500,000         538,861
      FPL Group Capital (C)
         1.133%, 06/17/11                             1,000,000       1,010,725
      MidAmerican Energy Holdings,
         Ser D
         5.000%, 02/15/14                               500,000         531,693
      Pacific Gas & Electric
         4.200%, 03/01/11                             1,000,000       1,034,322
      Southern California Edison
         5.750%, 03/15/14                               500,000         561,969
      Xcel Energy
         7.000%, 12/01/10                               658,000         691,185
                                                                  -------------
                                                                      5,186,688
                                                                  -------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $38,575,561)                                          39,134,454
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 20.1%
--------------------------------------------------------------------------------
      FHLMC 7 Year Balloon
         3.500%, 08/01/10                          $    194,687   $     196,370
      FHLMC Gold
         6.000%, 01/01/13                               108,012         114,300
         6.000%, 09/01/13                                23,936          25,330
         6.000%, 04/01/14                                46,999          49,812
         6.000%, 05/01/14                               191,720         203,282
         6.000%, 05/01/14                                27,544          29,667
         6.000%, 05/01/14                                32,564          35,073
         6.000%, 05/01/14                                45,027          48,497
         6.000%, 07/01/14                               168,782         179,033
         6.000%, 10/01/16                               148,420         160,136
         6.000%, 04/01/17                               459,655         495,939
         6.000%, 04/01/29                               121,005         131,381
         5.500%, 07/01/15                               482,739         518,432
         5.500%, 03/01/17                               150,644         161,535
         5.500%, 12/01/17                                16,000          17,203
         5.500%, 02/01/18                               169,634         182,232
         5.500%, 11/01/18                                15,385          16,550
         5.500%, 10/01/32                               978,468       1,042,580
         5.500%, 12/01/34                               630,931         671,483
         5.000%, 10/01/18                               480,441         510,950
         5.000%, 07/01/20                               221,319         235,401
      FHLMC, ARM
         5.281%, 06/01/39                             1,690,345       1,785,875
         4.782%, 03/01/35                               311,176         321,327
         2.791%, 12/01/34                             1,885,067       1,954,088
         2.635%, 01/01/34                               363,654         373,092
      FNMA
         8.000%, 06/01/30                                 5,487           6,314
         8.000%, 11/01/30                                 3,630           4,177
         6.500%, 06/01/16                                65,238          71,096
         6.500%, 07/01/16                                47,790          52,082
         6.500%, 11/01/16                                41,246          44,949
         6.500%, 01/01/17                                47,391          51,647
         6.500%, 02/01/17                                17,651          19,236
         6.500%, 04/01/17                                63,292          68,976
         6.500%, 07/01/17                                57,794          62,983
         6.000%, 04/01/16                               520,245         561,231
         6.000%, 04/01/16                               223,478         241,363
         6.000%, 05/01/16                               287,440         310,893
         6.000%, 05/01/16                               530,656         573,125
         6.000%, 06/01/16                                27,964          30,202
         6.000%, 08/01/16                                49,599          53,569
         6.000%, 10/01/16                               116,864         126,217
         6.000%, 05/01/18                               335,087         361,904
         5.500%, 07/01/14                               180,430         194,391
         5.500%, 09/01/14                               275,793         297,132

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 115

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         5.500%, 08/01/15                          $    619,398   $     667,324
         5.500%, 12/01/16                                59,129          63,538
         5.500%, 01/01/17                               439,954         472,758
         5.500%, 09/01/17                                71,952          77,429
         5.500%, 09/01/17                               590,558         635,514
         5.500%, 10/01/17                                93,622         100,748
         5.500%, 11/01/17                               167,300         180,036
         5.500%, 12/01/17                                98,260         105,740
         5.500%, 02/01/18                                11,612          12,525
         5.500%, 04/01/18                                24,331          26,244
         5.500%, 10/01/18                                31,747          34,164
         5.500%, 12/01/18                             1,157,097       1,243,375
         5.000%, 07/01/14                                46,195          48,257
         5.000%, 05/01/18                                28,213          30,057
         5.000%, 06/01/18                               108,765         115,872
      FNMA, ARM
         3.273%, 09/01/33                               197,612         204,338
         2.575%, 08/01/27                                35,357          35,924
      FNMA, CMO REMIC
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                               231,228         244,502
      GNMA, CMO REMIC
         Ser 62, Cl B
         4.763%, 01/16/25                               206,461         210,069
         Ser 52, CI A
         4.287%, 01/16/30                             1,456,851       1,494,555
         Ser 51, CI A
         4.145%, 02/16/18                               171,907         173,462
         Ser 77, CI A
         3.402%, 03/16/20                               180,505         181,351
         Ser 25, CI AC
         3.377%, 01/16/23                               393,419         394,570
                                                                  -------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $18,540,931)                                          19,343,407
                                                                  -------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 13.2%
--------------------------------------------------------------------------------
      Banc of America Commercial Mortgage,
         Ser 2003-2, Cl A2
         4.342%, 03/11/41                               259,608         262,314
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                               109,247         109,235
      Banc of America Funding,
         Ser 2002-2, Cl A2
         6.000%, 11/25/32                                94,242          92,665

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Bear Stearns Commercial
         Mortgage Securities,
         Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                          $    997,799   $   1,033,075
         Ser 2001-TOP4, Cl A1
         5.060%, 11/15/16                                46,805          47,400
         Ser 2003-T12, Cl A3(C)
         4.240%, 08/13/39                               371,224         372,180
         Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                               640,000         642,655
      CDC Commercial Mortgage Trust,
         Ser 2002-FX1, Cl A1
         5.252%, 05/15/19                               163,909         164,061
      Chase Manhattan Bank-First
         Union National Bank,
         Ser 1999-1, Cl E (C)
         7.580%, 08/15/31                               750,000         768,617
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                               944,292         959,342
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                               503,237         512,594
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                             1,088,080       1,107,461
      Commercial Mortgage Pass
         Through Certificates,
         Ser 2004-LB4A, Cl A3
         4.405%, 10/15/37                             1,000,000       1,005,719
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                               117,147         117,741
      Merrill Lynch Mortgage Investors Trust,
         Ser 2005-A2, Cl A4 (C)
         3.098%, 02/25/35                               329,345         294,582
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                               521,255         532,823
      Morgan Stanley Capital I,
         Ser 2004-T15, Cl A2
         4.690%, 06/13/41                               248,001         250,895
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                               147,384         151,634
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                               606,031         633,474
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                               657,015         691,433

        The accompanying notes are an integral part of the financial statements.

116 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Wachovia Bank Commercial
         Mortgage Trust,
         Ser 2004-C15, Cl A2
         4.039%, 10/15/41                          $    758,518   $     757,456
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                               575,214         575,042
      Washington Mutual,
         Ser 2002-MS6, Cl 3A1
         6.500%, 09/25/32                               482,004         481,401
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                               251,773         214,290
      Wells Fargo Mortgage Backed
         Securities Trust,
         5.000%, 01/25/19                               956,178         976,197
                                                                  -------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $12,545,866)                                          12,754,286
                                                                  -------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 11.5%
--------------------------------------------------------------------------------
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                               542,891         572,365
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2
         0.303%, 12/15/14 (C)                         1,500,000       1,492,870
         Ser 2009-A3, Cl A3
         2.400%, 06/17/13                               430,000         438,533
      Citibank Credit Card Issuance Trust,
         Ser 2007-A5, Cl A5
         5.500%, 06/22/12                               255,000         260,103
      FPL Recovery Funding,
         Ser 2007-A, Cl A2
         5.044%, 08/01/15                             1,000,000       1,080,427
      Harley-Davidson Motorcycle Trust,
         Ser 2005-2, Cl A2
         4.070%, 02/15/12                               196,248         197,568
      Massachusetts RRB Special Purpose Trust,
         Ser 2001-1, Cl A
         6.530%, 06/01/15                               814,716         891,316
         Ser 2005-1, Cl A3
         4.130%, 09/15/13                               987,335       1,015,204

--------------------------------------------------------------------------------
Description                                          Par/Shares        Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Peco Energy Transition Trust,
         Ser 2001-A, Cl A1
         6.520%, 12/31/10                          $  1,500,000   $   1,531,349
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                             1,000,000       1,071,364
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                               899,888         943,509
         PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                               163,411         170,467
         Public Service New Hampshire Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                             1,308,014       1,425,310
                                                                  -------------

      TOTAL ASSET-BACKED SECURITIES
         (Cost $10,998,776)                                          11,090,385
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 5.4%
--------------------------------------------------------------------------------
      U.S. Treasury Inflation Index Note
         2.000%, 01/15/16                             1,000,000       1,166,501
      U.S. Treasury Note
         1.375%, 09/15/12                             2,000,000       2,008,906
         1.000%, 10/31/11                             1,000,000       1,005,350
         0.875%, 05/31/11                             1,000,000       1,005,938
                                                                  -------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $5,122,407)                                            5,186,695
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 6.4%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                         6,111,542       6,111,542
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $6,111,542)                                            6,111,542
                                                                  -------------
   TOTAL INVESTMENTS - 97.2%
      (Cost $91,895,083)                                             93,620,769
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 2.8%                             2,711,804
                                                                  -------------
      NET ASSETS - 100.0%                                         $  96,332,573
                                                                  =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 117

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2010 WAS $1,805,483 AND REPRESENTED 1.9% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C)     FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2010.

(D) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JANUARY 31, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $108,750, WHICH REPRESENTS 0.1% OF NET ASSETS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                           TOTAL FAIR        LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                            VALUE AT          QUOTED       OBSERVABLE   UNOBSERVABLE
                                                            01/31/10          PRICE         INPUTS         INPUTS
                                                          --------------   -----------   ------------   ------------
  Corporate Obligations                                   $   39,134,454   $        --   $ 39,134,454   $         --
  U.S. Government Agency Mortgage-Backed Obligations          19,343,407            --     19,343,407             --
  Mortgage-Backed Securities                                  12,754,286            --     12,754,286             --
  Asset-Backed Securities                                     11,090,385            --     11,090,385             --
  U.S. Treasury Obligation                                     5,186,695            --      5,186,695             --
  Registered Investment Companies                              6,111,542     6,111,542             --             --
                                                          --------------   -----------   ------------   ------------
Total:                                                    $   93,620,769   $ 6,111,542   $ 87,509,227   $         --
                                                          ==============   ===========   ============   ============

        The accompanying notes are an integral part of the financial statements.

118 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 96.5%
--------------------------------------------------------------------------------
   GUAM - 2.3%
      Guam Power Authority, Ser A, RB
         National-RE-IBC Bank Insured
         5.125%, 10/01/29 (A)                        $ 3,815,000   $  3,540,282
                                                                   ------------
   MASSACHUSETTS - 0.8%
      Massachusetts State Housing
         Finance Agency, Multi-Family
         Housing Authority, ETM, RB,
         HUD Section 8
         7.000%, 04/01/21 (A)                            910,000      1,191,363
                                                                   ------------
   PUERTO RICO - 20.1%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, FSA Insured,
         Prerefunded 07/01/11 @ 100 (B)
         5.125%, 07/01/11                              1,285,000      1,370,530
         5.250%, 07/01/11                              1,235,000      1,319,375
         GO, FSA Insured, Unrefunded Balance
         5.250%, 07/01/27 (A)                            755,000        760,776
         5.125%, 07/01/30 (A)                          1,215,000      1,219,775
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                              1,020,000      1,048,438
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                              1,130,000      1,191,754
      Puerto Rico Commonwealth Highway &
         Transportation Authority,
         Grant Anticipation Revenue,
         RB, National-RE Insured
         5.000%, 09/15/20 (A)                            780,000        791,544
         Transportation Revenue,
         Ser E, RB, FSA Insured
         5.500%, 07/01/23                              1,120,000      1,243,760
      Puerto Rico Commonwealth
         Infrastructure Financing Authority,
         Special Tax Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                              1,385,000      1,617,708
         FGIC Insured
         5.500%, 07/01/21                                945,000        970,761
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                            300,000        304,065
         5.000%, 07/01/37 (A)                          1,700,000      1,610,189
         Ser UU, RB, FSA Insured
         5.000%, 07/01/20 (A)                          1,000,000      1,068,850
         Ser WW, RB
         5.500%, 07/01/38 (A)                          2,500,000      2,518,275

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
      Puerto Rico Municipal
         Finance Agency,
         Ser A, GO, FSA Insured
         5.000%, 08/01/30 (A)                        $   880,000   $    891,378
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                              1,000,000        996,170
      Puerto Rico Public Buildings
         Authority, Revenue Refunding,
         Government Facilities, Ser H, RB,
         AMBAC, Commonwealth Guaranteed
         5.500%, 07/01/17                              1,250,000      1,311,112
         Ser L, RB, XLCA, Commonwealth
         Guaranteed
         5.500%, 07/01/21                                500,000        511,465
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                          2,500,000      2,515,275
         5.750%, 08/01/37 (A)                          1,400,000      1,439,158
         6.375%, 08/01/39 (A)                          3,000,000      3,215,040
         6.000%, 08/01/42 (A)                          1,000,000      1,036,590
         6.500%, 08/01/44 (A)                          2,000,000      2,154,040
                                                                   ------------
                                                                     31,106,028
                                                                   ------------
   VIRGIN ISLANDS - 6.0%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes,
         RB, National-RE FGIC Insured
         5.000%, 10/01/21 (A)                          2,000,000      2,019,040
         5.000%, 10/01/23 (A)                          1,000,000      1,003,300
         5.000%, 10/01/24 (A)                          2,500,000      2,497,250
         5.000%, 10/01/27 (A)                          2,000,000      1,936,040
         Senior Lien, Capital Projects,
         Ser A-1, RB
         5.000%, 10/01/39 (A)                          1,250,000      1,125,400
      Virgin Islands Water & Power Authority,
         Electric Systems Revenue, RB,
         AMBAC Insured
         5.000%, 07/01/10                                470,000        475,071
         Water Systems Revenue, Refunding,
         Asset Guarantee, RB,
         National-RE-IBC Bank MBIA Insured
         5.250%, 07/01/12 (A)                            255,000        257,887
                                                                   ------------
                                                                      9,313,988
                                                                   ------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 119

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - 67.3%
      Appleton, Redevelopment
         Authority, Fox Cities
         Performing Arts Project,
         Ser A, RB,
         LOC Associated Bank N.A.
         4.750%, 09/01/17 (A)                        $   360,000   $    367,340
         4.850%, 09/01/19 (A)                            435,000        441,851
      Ashwaubenon, Community
         Development Authority,
         Lease Revenue, Refunding,
         Arena Project, RB
         4.700%, 06/01/15 (A)                            500,000        523,785
         5.050%, 06/01/19 (A)                          1,030,000      1,073,311
         5.200%, 06/01/22 (A)                            500,000        519,385
         5.000%, 06/01/23 (A)                            925,000        954,249
      Beloit, Community Development
         Authority, Lease Revenue, RB
         4.700%, 03/01/21 (A)                            345,000        356,226
         4.750%, 03/01/22 (A)                            300,000        309,120
         5.000%, 03/01/25 (A)                            650,000        674,460
      Burlington, Community Development
         Authority, Lease Revenue, RB
         4.000%, 04/01/16 (A)                            200,000        209,004
         4.100%, 04/01/17 (A)                            750,000        774,270
      Cudahy, Community Development
         Authority, Redevelopment
         Lease Revenue, RB
         3.000%, 06/01/10                                250,000        250,815
         3.000%, 06/01/10                                125,000        125,407
         3.250%, 06/01/11 (A)                            250,000        251,735
         3.300%, 06/01/11                                175,000        178,449
         4.000%, 06/01/12                                100,000        104,292
         3.650%, 06/01/13                                200,000        207,556
         4.250%, 06/01/17 (A)                            500,000        520,810
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB
         4.150%, 06/01/25 (A)                            250,000        257,998
         4.250%, 06/01/26 (A)                            330,000        341,032
         4.600%, 06/01/30 (A)                            600,000        622,560
      Eau Claire, Housing Authority,
         Housing Revenue, London Hill
         Townhouses Project, Ser A, RB
         6.250%, 05/01/15                                405,000        387,330

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility,
         Ser A, RB
         5.000%, 10/01/24 (A)                        $ 1,500,000   $  1,553,445
         4.750%, 10/01/27 (A)                          1,000,000        994,030
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                          1,000,000      1,029,470
         4.750%, 09/01/17 (A)                          1,250,000      1,273,550
         4.500%, 09/01/18 (A)                          2,000,000      2,035,980
         4.875%, 09/01/19 (A)                          1,000,000      1,013,830
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB
         6.000%, 12/01/29 (A)                          1,000,000      1,051,640
         6.150%, 12/01/32 (A)                          1,000,000      1,057,780
         Ser A
         5.500%, 02/15/21 (A)                            400,000        406,360
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                          1,000,000      1,011,590
         4.300%, 06/01/29 (A)                          1,000,000        999,950
      Green Bay/Brown County
         Professional Football Stadium,
         Lambeau Field Renovation Project,
         Ser A, RB, AMBAC Insured
         4.850%, 02/01/15 (A)                          1,020,000      1,041,573
         4.900%, 02/01/16 (A)                          1,015,000      1,033,453
         5.000%, 02/01/19 (A)                          2,500,000      2,532,675
      Kenosha, Housing Authority,
         Multi-Family Housing Revenue,
         Villa Ciera Project, Ser A, RB,
         GNMA Collateralized
         6.000%, 11/20/41 (A)                          1,000,000      1,000,170
      Madison, Community Development
         Authority Revenue, Wisconsin
         Alumni Research Fund Project, RB
         5.000%, 10/01/34 (A)                          3,000,000      3,162,000
      Middleton, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/17 (A)                          1,630,000      1,672,787
         4.550%, 10/01/18 (A)                            500,000        512,440
      Milwaukee, Redevelopment Authority,
         Summerfest Project, RB
         4.700%, 08/01/15 (A)                            500,000        511,375
         4.800%, 08/01/16 (A)                            500,000        509,385
         4.850%, 08/01/17 (A)                            500,000        507,485
         4.950%, 08/01/20 (A)                          1,250,000      1,262,712

        The accompanying notes are an integral part of the financial statements.

120 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Milwaukee, Redevelopment
         Authority, Development Revenue,
         Refunding, 2430 West Wisconsin
         Avenue Project, RB, FSA Insured
         3.000%, 03/01/10                            $   230,000   $    230,488
         3.250%, 03/01/11 (A)                            500,000        500,870
         3.400%, 03/01/12 (A)                            480,000        480,778
         3.500%, 03/01/13 (A)                            645,000        645,961
         3.600%, 03/01/14 (A)                            310,000        310,375
         Marquette University Project, RB,
         XLCA Insured
         4.150%, 11/01/16 (A)                          1,275,000      1,275,255
         4.250%, 11/01/17 (A)                          1,000,000        994,730
         4.350%, 11/01/18 (A)                            500,000        492,820
      Milwaukee, Redevelopment Authority,
         Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                            500,000        504,180
         4.600%, 08/01/22 (A)                            500,000        507,270
         RB, AMBAC Insured,
         3.250%, 08/01/11                                500,000        517,630
         3.650%, 08/01/13                              2,000,000      2,147,980
         3.800%, 08/01/14 (A)                          1,000,000      1,051,120
         4.000%, 08/01/16 (A)                          1,000,000      1,032,270
         4.100%, 08/01/17 (A)                          1,000,000      1,026,860
         4.125%, 08/01/18 (A)                          2,010,000      2,048,994
         University of Wisconsin,
         Kenilworth Project, RB,
         LOC U.S. Bank NA (C)
         0.270%, 09/01/40                              1,000,000      1,000,000
      Milwaukee, Redevelopment Authority,
         Redevelopment Revenue,
         United Community Center Inc. Project,
         RB, LOC U.S. Bank NA (C)
         0.270%, 10/01/22                                450,000        450,000
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall & Ilsley Bank
         5.250%, 06/01/19 (A)                            430,000        434,141
         5.300%, 06/01/29 (A)                          1,800,000      1,799,856
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                            200,000        205,144
         5.200%, 06/01/29 (A)                            355,000        355,724
      Neenah, Community Development Authority,
         Lease Revenue, Ser A, RB
         4.300%, 12/01/20 (A)                          1,000,000      1,024,480
         5.125%, 12/01/23 (A)                          1,000,000      1,061,510

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         4.625%, 12/01/28 (A)                        $   600,000   $    619,512
         4.700%, 12/01/28 (A)                          1,250,000      1,278,088
         4.750%, 12/01/32 (A)                            400,000        408,952
      New Berlin, Housing Authority Revenue,
         Capital Appreciation, Apple Glen Project,
         Ser A, RB
         0.000%, 05/01/10                                 70,000         69,802
      North Fond Du Lac, Community Development
         Authority, Lease Revenue, Refunding, RB
         4.350%, 12/01/17 (A)                            325,000        329,833
      Oak Creek, Housing Authority,
         Refunding, Capital Appreciation,
         Wood Creek Project, RB,
         GNMA Collateralized
         0.000%, 01/20/11 (A)                            125,000        119,865
         0.000%, 07/20/11 (A)                            125,000        117,166
         0.000%, 01/20/12 (A)                             65,000         57,928
         0.000%, 01/20/13 (A)                            125,000        108,230
         0.000%, 07/20/13 (A)                            125,000        105,254
         0.000%, 01/20/14 (A)                             60,000         48,839
         Wood Creek Project, RB,
         GNMA Collateralized
         5.500%, 07/20/19 (A)                          1,000,000      1,019,480
         5.625%, 07/20/29 (A)                          2,205,000      2,311,612
      Onalaska, Community Development
         Authority, Lease Revenue,
         RB
         3.650%, 10/01/12 (A)                            100,000        104,121
         3.900%, 10/01/14 (A)                            100,000        104,154
         4.000%, 10/01/15                                100,000        102,984
         4.150%, 10/01/16 (A)                            200,000        204,768
      Oostburg, Community Development
         Authority, Lease Revenue, TA
         4.350%, 05/01/21 (A)                            105,000        102,528
         4.400%, 05/01/22 (A)                            110,000        106,948
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                            105,000        105,085
         5.750%, 09/20/38 (A)                          1,260,000      1,260,806
      Sheboygan, Housing Authority,
         Multifamily Revenue Refunding,
         Lake Shore Apartments Project,
         Ser A, RB, GNMA Collateralized
         5.100%, 11/20/26 (A)                          1,000,000      1,001,000

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 121

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation, COP,
         ETM, National-RE Insured
         0.000%, 12/15/15                            $   970,000   $    838,439
         0.000%, 12/15/17                              1,000,000        784,450
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/11                                525,000        565,120
         5.500%, 12/15/18                                250,000        288,027
         5.500%, 12/15/19                              2,000,000      2,305,960
         5.500%, 12/15/26                              4,010,000      4,457,035
         5.100%, 12/15/29 (A)                            285,000        307,025
      St. Francis, Community Development
         Authority, Lease Revenue, RB
         4.350%, 03/01/22 (A)                            300,000        302,721
         4.500%, 03/01/24 (A)                            235,000        237,120
      Sturgeon Bay, Waterfront Redevelopment
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/18 (A)                          1,100,000      1,102,464
         4.500%, 10/01/21 (A)                            500,000        494,610
      Sun Prairie, Community Development
         Authority, Lease Revenue,
         RB
         4.400%, 08/01/20 (A)                            150,000        150,529
         4.500%, 08/01/21 (A)                            150,000        150,625
         Tax Incremental District No. 8, RB
         4.300%, 08/01/21 (A)                            975,000        968,877
         4.350%, 08/01/22 (A)                            975,000        965,728
      Verona, Community Development
         Authority, Community Development
         Lease Revenue,
         RB
         3.800%, 12/01/16 (A)                            100,000         99,996
         3.900%, 12/01/17 (A)                            100,000         98,932
         4.000%, 12/01/18 (A)                             50,000         48,523
         4.800%, 02/01/20 (A)                            100,000        100,940
         4.200%, 12/01/20 (A)                             50,000         47,908
         4.250%, 12/01/21 (A)                             50,000         47,909
         4.850%, 02/01/22 (A)                            200,000        201,080
         Ser A, RB
         3.650%, 06/01/17 (A)                            100,000         96,948
      Walworth County, Housing Authority,
         Housing Revenue, Kiwanis Heritage
         Senior Apartments, RB, FHA Insured
         5.700%, 03/01/39 (A)                            460,000        460,161
         Waterford, Community Development
         Authority, Lease Revenue, Refunding, RB
         4.650%, 10/01/20 (A)                            750,000        741,270

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Waukesha, Redevelopment Authority,
         Avalon Square Project, Ser A, RB,
         GNMA Collateralized
         5.000%, 06/20/21 (A)                        $ 1,000,000   $  1,033,560
      Wauwatosa, Housing Authority,
         Capital Appreciation, Refunding,
         Hawthorne Terrace Project,
         Ser A, RB
         0.000%, 05/01/10                                105,000        104,806
         0.000%, 11/01/10                                100,000         99,407
      West Bend, Redevelopment Authority,
         Lease Revenue, RB
         4.500%, 10/01/23 (A)                            250,000        255,375
         4.550%, 10/01/24 (A)                            250,000        254,988
         4.600%, 10/01/25 (A)                            150,000        153,063
         4.650%, 10/01/28 (A)                            250,000        252,713
      Weston, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.100%, 10/01/16 (A)                            500,000        517,130
         4.250%, 10/01/17 (A)                            200,000        205,870
         4.350%, 10/01/18 (A)                            500,000        500,645
         4.400%, 10/01/18 (A)                            500,000        511,395
         5.250%, 10/01/20 (A)                            445,000        467,642
         4.500%, 10/01/21 (A)                            100,000         98,922
         4.700%, 10/01/21 (A)                          1,230,000      1,257,294
         4.625%, 10/01/25 (A)                            825,000        814,547
         Guaranty Agreement: Associated
         Trust Co.
         4.450%, 10/01/19 (A)                            500,000        499,585
         Ser B, RB
         4.750%, 10/01/22 (A)                            130,000        131,619
         4.750%, 10/01/23 (A)                            140,000        141,331
      Winnebago County, Housing Authority,
         First Mortgage Revenue, Refunding,
         Section 8 Assisted Housing Project,
         RB, HUD Section 8 Collateral
         5.625%, 05/01/10 (A)                            135,000        134,873
         Housing Revenue, Ser A, RB
         6.875%, 03/01/12 (A)                             75,000         75,016
         7.125%, 03/01/22 (A)                            380,000        379,818
      Wisconsin Center District,
         Capital Appreciation, Senior
         Dedicated Tax Revenue,
         Ser A, RB, National-RE Insured
         0.000%, 12/15/26                              2,500,000      1,055,200

        The accompanying notes are an integral part of the financial statements.

122 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                  Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Ser 1998A, Junior Dedicated
         Tax Revenue, RB, FSA Insured
         5.250%, 12/15/23                            $ 2,585,000   $  2,785,880
      Wisconsin Dells, Community
         Development Authority,
         Lease Revenue, RB
         5.000%, 03/01/22 (A)                          1,500,000      1,527,465
         5.000%, 09/01/24 (A)                            110,000        110,089
         4.600%, 03/01/25 (A)                          1,200,000      1,163,136
         Ser A
         4.300%, 03/01/22 (A)                            225,000        217,777
         4.450%, 03/01/25 (A)                            300,000        283,245
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB (D)
         4.250%, 12/01/35 (A)                          1,500,000      1,528,275
         Ser A, RB, (C)
         SPA Marshall & Ilsley Bank
         0.220%, 10/01/36                                140,000        140,000
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                          1,000,000        964,490
         4.400%, 05/01/37 (A)                            500,000        448,350
         SPA Marshall & Ilsley Bank (C)
         0.220%, 10/01/36                                150,000        150,000
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                            275,000        279,194
         4.900%, 11/01/35 (A)                          1,650,000      1,607,480
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                              1,055,000      1,211,182
         RB, National-RE FHA Mortgages
         Insured, Prerefunded
         12/01/17 @ 100 (B)
         6.100%, 12/01/17                                985,000      1,129,805
                                                                   ------------
                                                                    103,763,620
                                                                   ------------
      TOTAL MUNICIPAL BONDS
         (Cost $146,930,939)                                        148,915,281
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.7%
--------------------------------------------------------------------------------
      AIM Tax-Free Investments Co. -
         Cash Reserve Portfolio,
         Private Class                                 5,665,575   $  5,665,575
                                                                   ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,665,575)
                                                                      5,665,575
                                                                   ------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $152,596,514)                                           154,580,856
                                                                   ------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                            (327,522)
                                                                   ------------
   NET ASSETS - 100.0%                                             $154,253,334
                                                                   ============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2010.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA   - FEDERAL HOUSING ADMINISTRATION
FHLB  - FEDERAL HOME LOAN BANK
FSA   - FINANCIAL SECURITY ASSURANCE
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
HUD   - HOUSING AND URBAN DEVELOPMENT
IBC   - INTERNATIONAL BANCSHARES CORP.
LOC   - LETTER OF CREDIT
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
NA    - NATIONAL ASSOCIATION
RB    - REVENUE BOND
RE    - REINSURED
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TA    - TAX ALLOCATION
XLCA  - XL CAPITAL ASSURANCE

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 123

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2       LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                     01/31/10         PRICE         INPUTS         INPUTS
                                   -------------   -----------   ------------   ------------
   Municipal Bonds                 $ 148,915,281   $        --   $148,915,281   $         --
   Registered Investment Company       5,665,575     5,665,575             --             --
                                   -------------   -----------   ------------   ------------
 Total:                            $ 154,580,856   $ 5,665,575   $148,915,281   $         --
                                   =============   ===========   ============   ============

        The accompanying notes are an integral part of the financial statements.

124 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.8%
--------------------------------------------------------------------------------
   CALIFORNIA - 97.8%
      ABAG, (A) (B) (C)
         Finance Authority, Non-Profit
         899 Charleston Project, RB
         0.200%, 06/01/37                          $  2,575,000   $   2,575,000
         Finance Authority, Non-Profit,
         Sharp Healthcare, Ser C, RB
         0.160%, 08/01/35                             3,000,000       3,000,000
         Multi-Family Housing Finance
         Authority, Non-Profit,
         Episcopal Homes Foundation, COP
         0.150%, 02/01/25                             5,155,000       5,155,000
      Alameda County, Industrial
         Development Authority Revenue,
         Ettore Products Company Project,
         Ser A, RB, AMT (A) (B) (C)
         0.360%, 12/01/30                             4,000,000       4,000,000
      Azusa, Unified School District, (A) (B) (C)
         School Facilities Bridge Funding
         Program, COP, AGM Insured
         0.800%, 06/01/29                               500,000         500,000
         0.800%, 06/01/38                             4,350,000       4,350,000
      Bay Area Toll Authority, Toll Bridge
         Revenue, San Fransico Bay Area,
         Ser G-1, RB (A) (B) (C)
         0.170%, 04/01/45                             5,000,000       5,000,000
      California School Cash Reserve Program
         Authority, Sub-2009-10, RAN, Ser A
         2.500%, 07/01/10                             3,525,000       3,553,376
      California State,
         Kindergarten, (A) (B) (C)
         Ser B5, GO
         0.160%, 05/01/34                             7,400,000       7,400,000
         Sub-Ser A-1, RAN
         3.000%, 05/25/10                            20,000,000      20,107,397
         Sub-Ser A-2, RAN
         3.000%, 06/23/10                             5,000,000       5,030,802
      California State, Community College
         Financing Authority, TRAN
         2.250%, 06/30/10                             6,000,000       6,024,246
      California State, Department of
         Water Resources, Power
         Supply Revenue, (A) (B) (C)
         Ser C-08, RB
         0.150%, 05/01/22                            13,850,000      13,850,000
         Ser C-11, RB
         0.180%, 05/01/22                            11,300,000      11,300,000
         Ser C-18, RB
         0.180%, 05/01/22                            19,000,000      19,000,000

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser C-7, RB, AGM Insured
         0.220%, 05/01/22                          $  5,700,000   $   5,700,000
         Sub-Ser I-2, RB
         0.170%, 05/01/22                             8,400,000       8,400,000
      California State, Economic Recovery,
         GO, (A) (B) (C)
         Ser C-15, AGM Insured
         0.190%, 07/01/23                            70,000,000      70,000,000
         Ser C-16, AGM Insured
         0.200%, 07/01/23                               975,000         975,000
         Ser C-5, AGM Insured
         0.200%, 07/01/23                             6,400,000       6,400,000
      California State, Educational Facilities
         Authority, California Institute of
         Technology, RB (A) (B)
         0.190%, 01/01/24                            19,000,000      19,000,000
      California State, Health Facilities
         Financing Authority, (A) (B) (C)
         Catholic Healthcare, Ser H, RB
         0.170%, 07/01/33                             2,000,000       2,000,000
         Stanford Hospital, Ser C, RB,
         AGM Insured
         0.230%, 11/15/36                            10,970,000      10,970,000
      California State, Housing Finance Agency,
         Housing Project, Ser A, RB,
         0.190%, 08/01/36                             5,000,000       5,000,000
      California State, Housing Finance Agency,
         Multi-Family Housing, (A) (B) (C)
         Ser B, RB
         0.150%, 02/01/35                            14,000,000      14,000,000
         Ser C, RB, AMT
         0.190%, 08/01/38                             2,500,000       2,500,000
      California State, Infrastructure &
         Economic Development Bank
         Revenue, (A) (B) (C)
         Colburn School, Ser B, RB
         0.350%, 08/01/37                            18,000,000      18,000,000
         Contemporary Jewish Museum, RB,
         0.180%, 12/01/36                            19,300,000      19,300,000
         Jewish Community Center, Ser A, RB,
         0.180%, 12/01/31                            12,200,000      12,200,000
         Pacific Gas Electric, Ser D, RB,
         0.180%, 12/01/16                             2,500,000       2,500,000
         Rand Corporation, Ser B, RB,
         0.200%, 04/01/42                             2,900,000       2,900,000
      California State, Municipal Finance
         Authority Revenue, (A) (B) (C)
         Los Angeles Sierra University,
         Ser A, RB
         0.140%, 08/01/28                             3,000,000       3,000,000

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 125

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par      Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Santa Margarita Catholic
         School, RB
         0.380%, 05/01/39                          $ 12,000,000   $  12,000,000
      California Statewide, Communities
         Development Authority, (A) (B) (C)
         Gemological Institute,
         Custodial Receipts, RB
         0.210%, 05/01/25                            28,630,000      28,630,000
         Los Angeles County Museum of Art,
         Ser A, RB
         0.160%, 12/01/37                             2,000,000       2,000,000
         Ser B, RB
         0.160%, 12/01/37                             3,000,000       3,000,000
         Rady Children Hospital, Ser A, RB
         0.400%, 08/15/47                             7,100,000       7,100,000
         Sweep Loan Program,
         Ser A, RB
         0.160%, 08/01/35                            14,200,000      14,200,000
      California Transit Finance Authority,
         RB, AGM Insured (A) (B) (C)
         0.320%, 10/01/27                            11,035,000      11,035,000
      Contra Costa County, Multi-Family
         Mortgage Revenue, RB,
         FNMA Insured (A) (B) (C)
         0.160%, 11/15/22                             3,000,000       3,000,000
      Fremont, Refinancing & Capital Projects,
         COP (A) (B) (C)
         0.320%, 08/01/38                            10,000,000      10,000,000
      Grant, Joint Union High School
         District, (A) (B) (C)
         School Facility Bridge Funding Program,
         COP, AGM Insured
         0.800%, 06/01/27                             3,400,000       3,400,000
         0.800%, 06/01/35                             1,500,000       1,500,000
      Irvine Ranch Water District,
         Consolidated Improvement District,
         GO (A) (B) (C)
         0.200%, 06/01/15                             3,500,000       3,500,000
      Kern Water Bank Authority Ser A,
         RB (A) (B) (C)
         0.140%, 07/01/28                             3,312,000       3,312,000
      Livermore, Capital Projects,
         COP (A) (B) (C)
         0.320%, 10/01/30                             5,200,000       5,200,000
      Livermore, Multi-Family Housing
         Authority, Mortgage Portola, RB,
         AMT, FHLMC Insured (A) (B) (C)
         0.250%, 05/01/19                               375,000         375,000

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles County Housing
         Authority, Multi-Family Housing
         Authority, Malibu Meadows II,
         Ser C, RB, FNMA Insured (A) (B) (C)
         0.150%, 04/15/28                          $  7,000,000   $   7,000,000
      Los Angeles County, Ser A, TRAN
         2.500%, 06/30/10                             7,000,000       7,048,167
      Los Angeles County, Ser A, TRAN TECP
         0.200%, 02/02/10                             6,450,000       6,450,000
      Los Angeles, Department of Water &
         Power, (A) (B) (C)
         Power Systems Revenue,
         Sub-Ser A-3, RB
         0.150%, 07/01/35                             5,000,000       5,000,000
         Waterworks Revenue,
         Sub-Ser B-1, RB
         0.200%, 07/01/35                             7,500,000       7,500,000
         Sub-Ser B-4, RB
         0.150%, 07/01/35                             8,975,000       8,975,000
      Metropolitan, Water District of
         Southern California,
         Waterworks Revenue, (A) (B)
         Ser B, RB
         0.180%, 07/01/28                            16,000,000      15,999,411
         Ser C, RB
         0.180%, 07/01/28                             9,900,000       9,900,000
      Northern California Transmission Agency,
         Oregon Transmission, Ser A, RB,
         AGM Insured (A) (B) (C)
         0.200%, 05/01/24                            20,000,000      20,000,000
      Pittsburg, Public Financing Authority,
         Water Revenue, RB (A) (B) (C)
         0.380%, 06/01/35                             4,830,000       4,830,000
      Rancho, Water District Community
         Facilities District No. 89-5,
         Special Tax (A) (B) (C)
         0.210%, 09/01/28                             9,300,000       9,300,000
      Riverside County,
         Public Facilities, (A) (B) (C)
         Ser A, COP
         0.170%, 12/01/15                             4,100,000       4,100,000
         Ser B, COP
         0.200%, 12/01/15                             1,390,000       1,390,000
         Ser D, COP
         0.170%, 12/01/15                             1,400,000       1,400,000

        The accompanying notes are an integral part of the financial statements.

126 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Sacramento County, (A) (B) (C)
         Administration Center & County
         Housing Project, COP
         0.220%, 06/01/20                          $  4,800,000   $   4,800,000
         Sanitation District, Financing
         Authority, Subordinate Lien, Ser E, RB
         0.190%, 12/01/40                             5,000,000       5,000,000
      San Diego County, Regional
         Transportation Commission,
         Sales Tax Revenue,
         Limited Tax, Ser B, RB (A)
         0.180%, 04/01/38                             5,655,000       5,655,000
      San Diego Unified School District, TRAN
         2.000%, 07/08/10                             9,000,000       9,056,986
      San Diego, COP (A) (B) (C)
         0.380%, 11/01/34                             2,405,000       2,405,000
      San Francisco City & County Finance
         Corporation Lease, Revenue,
         Moscone Center,
         Ser 2008-2, RB (A) (B) (C)
         0.170%, 04/01/30                             5,800,000       5,800,000
      San Gabriel Valley, TECP
         0.250%, 02/04/10                             2,500,000       2,500,000
      Santa Clara County, El Camino
         Hospital District Lease Authority,
         Valley Medical Center Project,
         Ser A, RB (A) (B) (C)
         0.170%, 08/01/15                               550,000         550,000
      Santa Clara Valley, Transportation
         Authority, Measure A Ser C,
         RB (A) (B) (C)
         0.200%, 04/01/36                             8,100,000       8,100,000
      University of California, TECP
         0.400%, 02/24/10                            16,000,000      16,000,000
      Vallejo, Multi-Family Housing
         Authority, RB, FNMA Insured (A) (B) (C)
         0.220%, 05/15/22                             4,000,000       4,000,000
      Ventura County, TRAN
         2.500%, 07/01/10                             7,000,000       7,061,044
      Whittier, Healthcare Facilities,
         Presbyterian Intercommunity,
         Ser B, RB (A) (B) (C)
         0.150%, 06/01/36                             2,800,000       2,800,000
                                                                  -------------
                                                                    604,563,429
                                                                  -------------

--------------------------------------------------------------------------------
Description                                          Par/Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - 2.0%
      Commonwealth of Puerto Rico
         Ser B-2, GO (A) (B) (C)
         0.230%, 07/01/24                          $ 12,335,000   $  12,335,000
                                                                  -------------
      TOTAL MUNICIPAL BONDS
         (Cost $616,898,429)                                        616,898,429
                                                                  -------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.1%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                          283,341         283,341
      Goldman Sachs ILA -
         Tax-Exempt California Portfolio                  6,450           6,450
                                                                  -------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $289,791)                                                289,791
                                                                  -------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $617,188,220)                                           617,188,220
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                               705,769
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 617,893,989
                                                                  =============

--------------------------------------------------------------------------------
(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JANUARY 31, 2010.

(B) PUT AND DEMAND FEATURE - THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
RAN   - REVENUE ANTICIPATION NOTE
RB    - REVENUE BOND
SER   - SERIES
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 127

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2         LEVEL 3
                                      TOTAL FAIR      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       VALUE AT       QUOTED      OBSERVABLE     UNOBSERVABLE
                                       01/31/10       PRICE         INPUTS          INPUTS
                                     -------------   ---------   -------------   ------------
   Municipal Bonds *                 $ 616,898,429   $      --   $ 616,898,429   $         --
   Registered Investment Companies         289,791     289,791              --             --
                                     -------------   ---------   -------------   ------------
Total:                               $ 617,188,220   $ 289,791   $ 616,898,429   $         --
                                     =============   =========   =============   ============

*     See schedule of investments detail for country breakout.

        The accompanying notes are an integral part of the financial statements.

128 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

---------------------------------------------------------------------------------------
Description                                                       Par        Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 45.3%
---------------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - AUTOMOBILE - 4.9% (A)
      Giro Balanced Funding Corp.
         0.601%, 03/19/10                                $140,000,000   $  139,892,667
                                                                        --------------
      TOTAL ASSET-BACKED SECURITY - AUTOMOBILE
         (Cost $139,892,667)                                               139,892,667
                                                                        --------------
   ASSET-BACKED SECURITIES - CREDIT CARD - 2.5% (A)
      White Point Funding Inc.
         0.300%, 02/01/10                                  21,468,000       21,468,000
         0.601%, 03/16/10                                  50,000,000       49,964,167
                                                                        --------------
      TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
         (Cost $71,432,167)                                                 71,432,167
                                                                        --------------
   ASSET-BACKED SECURITIES - DIVERSIFIED
      FINANCIAL ASSETS - 4.9% (A)
      Amstel Funding Corp.
         0.800%, 02/01/10                                  75,000,000       75,000,000
         0.800%, 02/02/10                                  65,000,000       64,998,556
                                                                        --------------
      TOTAL ASSET-BACKED SECURITIES -
         DIVERSIFIED FINANCIAL ASSETS
         (Cost $139,998,556)                                               139,998,556
                                                                        --------------
   ASSET-BACKED SECURITY - GOVERNMENT - 1.7% (A)
      Govco LLC
         0.340%, 05/20/10                                  50,000,000       49,949,000
                                                                        --------------
      TOTAL ASSET-BACKED SECURITY - GOVERNMENT
         (Cost $49,949,000)                                                 49,949,000
                                                                        --------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 18.0% (A)
      Beethoven Funding Corp.
         0.500%, 02/01/10                                  89,201,000       89,201,000
         0.350%, 02/18/10                                  46,885,000       46,877,251
      Silver Tower U.S. Funding
         1.003%, 03/29/10                                 145,000,000      144,774,444
      Three Pillars Funding
         0.200%, 02/01/10                                  92,000,000       92,000,000
      TSL (USA) Inc.
         0.650%, 02/10/10                                 125,000,000      124,979,688
         0.700%, 02/12/10                                  15,000,000       14,996,792
                                                                        --------------
      TOTAL ASSET-BACKED SECURITIES -
         TRADE RECEIVABLES
         (Cost $512,829,175)                                               512,829,175
                                                                        --------------

---------------------------------------------------------------------------------------
Description                                                       Par        Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
---------------------------------------------------------------------------------------
   BANKING - 13.3%
      Dexia Delaware LLC
         0.295%, 04/22/10                                $100,000,000   $   99,934,444
      KBC Financial Products
         International Ltd. (A)
         0.576%, 02/16/10                                 100,000,000       99,976,042
         0.521%, 03/04/10                                  50,000,000       49,977,611
      PB Finance (Delaware) (A)
         0.670%, 02/03/10                                  26,000,000       25,999,032
         0.660%, 02/12/10                                  24,750,000       24,745,009
         0.701%, 03/30/10                                  80,000,000       79,911,333
                                                                        --------------
      TOTAL BANKING
         (Cost $380,543,471)                                               380,543,471
                                                                        --------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $1,294,645,036)                                           1,294,645,036
                                                                        --------------

---------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 40.8%
---------------------------------------------------------------------------------------
      Allied Irish Banks PLC NY,
         Government of Ireland
         Guaranteed
         1.781%, 05/26/10 (B)                             125,000,000      125,000,000
         1.401%, 09/27/10 (B)                              40,000,000       40,000,000
      Bank of Ireland CT,
         Government of Ireland
         Guaranteed
         1.449%, 04/27/10 (B)                             100,000,000       99,977,876
         1.381%, 09/24/10 (B)                              50,000,000       50,000,000
      Bank of Nova Scotia TX
         0.478%, 05/06/10 (B)                             100,000,000      100,000,000
      Barclays Bank PLC NY
         1.331%, 05/24/10 (B)                             160,000,000      160,000,000
      Credit Suisse NY
         0.999%, 03/24/10 (B)                             100,000,000      100,000,000
         0.311%, 12/03/10 (B)                              50,000,000       50,000,000
      Natixis NY
         0.260%, 04/19/10                                  65,000,000       65,000,000
         1.083%, 07/07/10 (B)                              75,000,000       75,000,000
         Societe Generale NY
         0.301%, 12/03/10 (B)                             150,000,000      150,000,000
      UBS AG CT
         1.481%, 05/28/10 (B)                              75,000,000       75,000,000
         0.683%, 12/16/10 (B)                              75,000,000       75,000,000
                                                                        --------------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $1,164,977,876)                                           1,164,977,876
                                                                        --------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 129

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

---------------------------------------------------------------------------------------
Description                                                   Par            Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 8.8%
---------------------------------------------------------------------------------------
   BANKING - 8.8%
      Bank of Montreal Chicago,
         MTN (A) (C)
         0.751%, 02/04/11                                $150,000,000   $  150,000,000
      Credit Agricole London,
         MTN (A) (C)
         0.521%, 01/21/11                                 100,000,000      100,000,000
                                                                        --------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $250,000,000)                                               250,000,000
                                                                        --------------

---------------------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS - 2.6%
---------------------------------------------------------------------------------------
      Citigroup Funding, MTN, TLGP/FDIC
         Guaranteed (B)
         0.349%, 07/30/10                                  50,000,000       50,000,000
      General Electric Capital, MTN,
         TLGP/FDIC Guaranteed (B)
         0.300%, 07/08/10                                  23,000,000       23,000,000
                                                                        --------------
      TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost $73,000,000)                                                 73,000,000
                                                                        --------------

---------------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 1.7%
---------------------------------------------------------------------------------------
   BANKING - 1.7%
      Westpac Banking, MTN (A) (C)
         0.281%, 02/04/11                                  50,000,000       50,000,000
                                                                        --------------
      TOTAL FOREIGN BANK NOTE
         (Cost $50,000,000)                                                 50,000,000
                                                                        --------------

---------------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTE - 0.1%
---------------------------------------------------------------------------------------
   BANKING - 0.1%
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge, Ser B,
         RB LOC: Bank of America (D)
         0.280%, 08/01/41                                   4,065,000        4,065,000
                                                                        --------------
      TOTAL VARIABLE RATE DEMAND NOTE
         (Cost $4,065,000)                                                   4,065,000
                                                                        --------------

---------------------------------------------------------------------------------------
Description                                                       Par        Value
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.7%
---------------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.100%, dated 01/31/10, matures on
         02/01/10, repurchase price $19,160,053
         (collateralized by a U.S. Treasury Bill
         Obligations, par value $19,160,000,
         3.625%, 08/15/19, total market
         value $19,445,933)                              $ 19,061,198   $   19,061,198
                                                                        --------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $19,061,198)                                                 19,061,198
                                                                        --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $2,855,749,110)                                              2,855,749,110
                                                                        --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                     (308,141)
                                                                        --------------
   NET ASSETS - 100.0%                                                  $2,855,440,969
                                                                        ==============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2010 WERE $1,494,710,592 AND REPRESENTED 52.3% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(C) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2010. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

CT    - CONNECTICUT
FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
NY    - NEW YORK
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM
TX    - TEXAS

        The accompanying notes are an integral part of the financial statements.

130 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                             LEVEL 2          LEVEL 3
                                 TOTAL FAIR     LEVEL 1    SIGNIFICANT      SIGNIFICANT
                                  VALUE AT       QUOTED     OBSERVABLE     UNOBSERVABLE
                                  01/31/10       PRICE        INPUTS          INPUTS
                               --------------   -------   --------------   ------------
Investments in Securities *    $2,855,749,110   $    --   $2,855,749,110   $         --
                               ==============   =======   ==============   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 131

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 10.3%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.340%, 04/01/10                          $ 10,000,000   $   9,994,509
         0.453%, 06/17/10                            10,000,000       9,983,189
                                                                  -------------
      TOTAL U.S. TREASURY BILLS
         (Cost $19,977,698)                                          19,977,698
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS - 19.2%
--------------------------------------------------------------------------------
      General Electric Capital, MTN,
         TLGP/FDIC Guaranteed (A)
         0.300%, 07/08/10                             7,000,000       7,000,000
      Straight-A Funding,
         Series 1, FFBLL, **
         0.205%, 02/03/10 (B)                        10,000,000       9,999,889
         0.181%, 03/17/10 (B)                         5,000,000       4,998,900
         0.170%, 04/14/10 (B)                        15,053,000      15,047,882
                                                                  -------------
      TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost $37,046,671)                                          37,046,671
                                                                  -------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 70.5%
--------------------------------------------------------------------------------
      Barclays Capital
         0.100%, dated 01/29/10, matures on
         02/01/10, repurchase price $52,024,373
         (collateralized by various U.S. Treasury
         obligations, ranging in par value from
         $10,642,800 - $32,632,800,
         4.125% - 6.500%, 05/15/15 -
         11/15/26, total market
         value $53,064,426)                          52,023,939      52,023,939
      Credit Suisse Securities (USA)
         0.100%, dated 01/29/10, matures on
         02/01/10, repurchase price $44,000,367
         (collateralized by a U.S. Treasury Note,
         par value $44,884,990, 3.625%,
         08/15/19, total market value
         $44,834,990)                                44,000,000      44,000,000

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities
         0.100%, dated 01/29/10, matures on
         02/01/10, repurchase price $40,000,333
         (collateralized by a U.S. Treasury Strip,
         par value $48,875,153, 0.000%,
         02/15/16, total market value
         $40,800,000)                              $ 40,000,000   $  40,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $136,023,939)                                        136,023,939
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $193,048,308)                                           193,048,308
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (13,827)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 193,034,481
                                                                  =============

--------------------------------------------------------------------------------

*       RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

** RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT PURCHASE.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JANUARY 31, 2010 WAS $30,046,671 AND REPRESENTED 15.6% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
MTN   - MEDIUM TERM NOTE
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                      LEVEL 2        LEVEL 3
                                         TOTAL FAIR      LEVEL 1    SIGNIFICANT     SIGNIFICANT
                                          VALUE AT       QUOTED     OBSERVABLE     UNOBSERVABLE
                                          01/31/10        PRICE        INPUTS         INPUTS
                                       -------------    --------   -------------   ------------
Investments in Securities *            $ 193,048,308    $     --   $ 193,048,308   $         --
                                       =============    ========   =============   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

132 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.9%
--------------------------------------------------------------------------------
      FFCB
         0.323%, 05/18/11 (A)                      $ 50,000,000   $  50,006,867
         0.163%, 05/19/11 (A)                        50,000,000      49,986,873
         0.321%, 07/20/11 (A)                        30,000,000      30,000,000
      FHLMC
         0.162%, 04/12/10 *                          74,183,000      74,159,662
         0.151%, 07/12/10 (A)                        50,000,000      50,000,000
         0.242%, 08/24/10 (A)                        25,000,000      24,998,830
      FNMA
         4.810%, 04/05/10                             6,715,000       6,769,358
                                                                  -------------

      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $285,921,590)                                        285,921,590
                                                                  -------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 13.1%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family Housing
         Revenue Crossing, Ser A, RB
         Guarantee: FNMA (B)
         0.280%, 08/15/33                             4,800,000       4,800,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments, RB
         Guarantee: FNMA (B)
         0.300%, 07/15/35                             1,350,000       1,350,000
      California, San Francisco, City &
         County Redevelopment, Ser D, RB
         Guarantee: FNMA (B)
         0.220%, 06/15/34                            26,050,000      26,050,000
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch, RB
         Guarantee: FNMA (B)
         0.300%, 07/15/36                             1,250,000       1,250,000
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (B)
         0.350%, 05/15/35                             4,060,000       4,060,000
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (B)
         0.200%, 10/15/41                            14,225,000      14,225,000
      New York City Housing Development,
         Multi-Family Rent Housing Revenue, (B)
         Gold Street, Ser B, RB
         Guarantee: FNMA
         0.200%, 04/15/36                             2,600,000       2,600,000
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.220%, 11/15/35                             5,470,000       5,470,000

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
         West Street, Ser B, RB
         Guarantee: FNMA
         0.200%, 03/15/36                          $  7,100,000   $   7,100,000
         Westport Development, Ser B, RB
         Guarantee: FNMA
         0.220%, 06/15/34                             6,800,000       6,800,000
      New York State, Dormitory Authority
         Revenue, Ser B, RB
         Guarantee: FNMA (B)
         0.220%, 11/15/36                            21,545,000      21,545,000
      New York State, Housing Finance
         Agency Revenue, (B)
         11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.200%, 05/15/41                             5,100,000       5,100,000
         38th Street, Ser B, RB
         Guarantee: FNMA
         0.230%, 05/15/33                            11,400,000      11,400,000
         Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.200%, 05/15/34                             1,660,000       1,660,000
         Chelsea Apartments, Ser B, RB
         Guarantee: FNMA
         0.270%, 11/15/36                             2,800,000       2,800,000
         East 39th Street Housing, Ser B, RB
         Guarantee: FNMA
         0.200%, 11/15/31                               200,000         200,000
         North End, Ser B, RB
         Guarantee: FNMA
         0.200%, 11/15/36                             2,500,000       2,500,000
         Ser B, RB
         Guarantee: FNMA
         0.200%, 05/15/33                            15,100,000      15,100,000
         Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.200%, 11/01/36                             3,900,000       3,900,000
         Victory Housing 2000, Ser B, RB
         Guarantee: FHLMC
         0.200%, 11/01/33                             1,600,000       1,600,000
         West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.220%, 11/15/36                             5,600,000       5,600,000
      Pennsylvania, Montgomery County,
         Redevelopment Authority,
         Kingswood Apartments Project,
         Ser A, RB
         Guarantee: FNMA (B)
         0.210%, 08/15/31                             6,505,000       6,505,000

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 133

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      Virginia, Chesapeake, Redevelopment &
         Housing Authority, Multi-Family
         Housing Revenue, Alta Great Bridge,
         Ser A, RB
         Guarantee: FNMA (B)
         0.300%, 01/15/41                          $  2,100,000   $   2,100,000
      Washington State Housing Finance
         Commission, Multi- Family
         Housing Revenue, (B)
         Ballard Landmark, Ser B, RB
         Guarantee: FNMA
         0.300%, 12/15/41                             3,510,000       3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.300%, 09/01/34                             3,405,000       3,405,000
         Highland Park Apartments, Ser B, RB
         Guarantee: FNMA
         0.300%, 07/15/38                             2,060,000       2,060,000
         Pinehurst Apartments Project, Ser B, RB
         Guarantee: FNMA
         0.300%, 03/15/39                             1,885,000       1,885,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.300%, 12/15/36                             3,625,000       3,625,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.300%, 06/15/37                             2,225,000       2,225,000
                                                                  -------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $170,425,000)                                        170,425,000
                                                                  -------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT OBLIGATIONS - 17.1%
--------------------------------------------------------------------------------
      Citigroup Funding, MTN,
         TLGP/FDIC Guaranteed (A)
         0.349%, 07/30/10                            25,000,000      25,000,000
      Straight-A Funding, Series 1, FFBLL, * (C)
         0.205%, 02/03/10                            15,168,000      15,167,832
         0.205%, 02/05/10                            50,000,000      49,998,889
         0.180%, 03/17/10                            30,000,000      29,993,400
         0.170%, 04/14/10                            20,000,000      19,993,200
         0.170%, 04/21/10                            82,116,000      82,085,366
                                                                  -------------
      TOTAL U.S. GOVERNMENT OBLIGATIONS
         (Cost $222,238,687)                                        222,238,687
                                                                  -------------

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 47.9%
--------------------------------------------------------------------------------
      Bank of America
         0.090%, dated 01/29/10, matures on
         02/01/10, repurchase price $64,000,480
         (collateralized by various U.S. Treasury
         Note obligations, ranging in par value
         from $2,650,100 - $51,003,100,
         2.375% - 3.250%, 12/31/16 -
         01/15/25, total market value
         $65,280,071)                              $ 64,000,000   $  64,000,000
      Barclays Capital
         0.100%, dated 01/29/10, matures on
         02/01/10, repurchase price $107,511,739
         (collateralized by various U.S. Treasury
         Note obligations, ranging in par value
         from $5,559,400 - $102,501,700,
         2.000% - 4.250%, 02/28/10 -
         08/15/15, total market value
         $109,661,125)                              107,510,843     107,510,843
      Credit Suisse Securities (USA)
         0.110%, dated 01/29/10, matures on
         02/01/10, repurchase price $64,000,587
         (collateralized by a U.S. Treasury Bill
         obligation, par value $221,140,000,
         4.500%, 02/15/36, total market value
         $65,280,526)                                64,000,000      64,000,000
      Deutsche Bank Securities
         0.110%, dated 01/29/10, matures on
         02/01/10, repurchase price $64,000,587
         (collateralized by various U.S. agency
         obligations, ranging in par value from
         $46,567,000 - $10,005,000,
         3.750% - 6.250%, 09/09/11 -
         07/15/32, total market value
         $65,284,028)                                64,000,000      64,000,000
      Goldman Sachs
         0.110%, dated 01/29/10, matures on
         02/01/10, repurchase price $324,002,970
         (collateralized by various U.S. agency
         obligations, ranging in par value from
         $1,605,000 - $16,005,000, 0.000% -
         6.250%, 02/12/10 - 06/26/23, total
         market value $330,480,285)                 324,000,000     324,000,000
                                                                  -------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $623,510,843)                                        623,510,843
                                                                  -------------

        The accompanying notes are an integral part of the financial statements.

134 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

---------------------------------------------------------------------------------
                                                                       Value
---------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $1,302,096,120)                                       $ 1,302,096,120
                                                                  ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                  79,227
                                                                  ---------------
   NET ASSETS - 100.0%                                            $ 1,302,175,347
                                                                  ===============

--------------------------------------------------------------------------------

*       RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
        PURCHASE.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JANUARY 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THESE SECURITIES AS OF JANUARY 31, 2010 WAS $197,238,687 AND REPRESENTED 15.1% OF NET ASSETS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
RB    - REVENUE BOND
SER   - SERIES
TLGP  - TEMPORARY LIQUIDITY GUARANTEE PROGRAM

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                LEVEL 2        LEVEL 3
                                  TOTAL FAIR      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AT        QUOTED     OBSERVABLE     UNOBSERVABLE
                                   01/31/10        PRICE        INPUTS          INPUTS
                                --------------   --------   --------------   ------------
Investments in Securities *     $1,302,096,120   $     --   $1,302,096,120   $         --
                                ==============   ========   ==============   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 135

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                 Par       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.010%, 02/11/10                          $  8,503,000   $   8,502,976
         0.031%, 02/25/10                            45,000,000      44,999,070
         0.013%, 03/04/10                           184,955,000     184,952,955
         0.038%, 03/11/10                            54,848,000      54,845,857
         0.183%, 03/18/10                            75,000,000      74,983,125
         0.188%, 04/01/10                           190,000,000     189,942,475
         0.063%, 04/22/10                           150,000,000     149,979,333
         0.402%, 06/10/10                            29,185,000      29,143,692
         0.417%, 06/17/10                            16,879,000      16,852,857
                                                                  -------------
      TOTAL U.S. TREASURY BILLS
         (Cost $754,202,340)                                        754,202,340
                                                                  -------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $754,202,340)                                           754,202,340
                                                                  -------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                               (13,230)
                                                                  -------------
   NET ASSETS - 100.0%                                            $ 754,189,110
                                                                  =============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

A summary of the inputs used to value the Fund's net assets as of January 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                      LEVEL 2        LEVEL 3
                          TOTAL FAIR     LEVEL 1    SIGNIFICANT    SIGNIFICANT
                           VALUE AT      QUOTED     OBSERVABLE     UNOBSERVABLE
                           01/31/10       PRICE       INPUTS          INPUTS
                         -------------   -------   -------------   ------------
U.S. Treasury Bills      $ 754,202,340   $    --   $ 754,202,340   $         --
                         =============   =======   =============   ============

        The accompanying notes are an integral part of the financial statements.

136 HIGHMARK(R) FUNDS

                       This Page Left Blank Intentionally


                                                           HIGHMARK(R) FUNDS 137

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2010 (UNAUDITED)

                                                                                  COGNITIVE
                                                                   BALANCED         VALUE
                                                                     FUND           FUND
                                                                -------------   -------------
ASSETS:
   Investments, at Value (Note 2) + .........................   $  20,751,348   $  69,998,742
   Repurchase Agreements, at Value + ........................       2,515,816         749,872
   Cash .....................................................              --              --
   Foreign Currency .........................................              --              --
   Receivable for Investments Sold ..........................         397,538         262,076
   Receivable for Fund Shares Sold ..........................          49,245          64,392
   Accrued Income ...........................................          75,365          44,401
   Prepaid Expenses .........................................          21,614          29,436
   Reclaims Receivable ......................................              --              --
   Deferred Compensation ....................................             835           2,588
   Due from Adviser, net ....................................              --              --
                                                                -------------   -------------
      TOTAL ASSETS ..........................................      23,811,761      71,151,507
                                                                -------------   -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .................              --              --
   Payable for Investments Purchased ........................         307,081         326,863
   Payable for Fund Shares Redeemed .........................          10,235         195,000
   Income Distribution Payable ..............................              --              --
   Investment Adviser Fees Payable ..........................           2,545          45,448
   Administration Fees Payable ..............................           3,067           9,299
   Chief Compliance Officer Fees Payable ....................           1,166           1,166
   Custodian Fees Payable ...................................             128             388
   Audit Fees Payable .......................................          15,679          15,209
   Deferred Compensation Payable ............................             835           2,588
   Shareholder Servicing Fees Payable .......................           3,076             264
   Transfer Agent Fees Payable ..............................           4,057           5,231
   Trustees Fees Payable ....................................              93             136
   Accrued Distribution Fees ................................           1,930             538
   Accrued Expenses and Other Payables ......................           3,637           6,581
   Variation Margin Payable .................................              --              --
                                                                -------------   -------------
      TOTAL LIABILITIES                                               353,529         608,711
                                                                -------------   -------------
         NET ASSETS .........................................   $  23,458,232   $  70,542,796
                                                                =============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ....   $  23,806,287   $  94,987,102
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ......................................           1,825        (40,420)
   Accumulated Net Realized Gain (Loss) on Investments,
      Futures Contracts and Foreign Currency Transactions ...      (3,047,060)    (31,312,757)
   Net Unrealized Appreciation (Depreciation) on
      Investments, Futures Contracts and Foreign Currency
      Transactions ..........................................       2,697,180       6,908,871
                                                                -------------   -------------
         NET ASSETS .........................................   $  23,458,232   $  70,542,796
                                                                =============   =============
   + Cost of Investments and Repurchase Agreements ..........   $  20,569,984   $  63,839,743
   * Includes Market Value of Securities on Loan ............   $          --   $          --

    ** Cost of foreign currency is $39,360.

   *** Represents margin deposit for futures contracts.

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

138 HIGHMARK(R) FUNDS

                                                                    CORE              ENHANCED        EQUITY       FUNDAMENTAL
                                                                   EQUITY              GROWTH         INCOME         EQUITY
                                                                    FUND                FUND           FUND           FUND
                                                                -------------      -------------   -------------   ------------
ASSETS:
   Investments, at Value (Note 2) + .........................   $  59,505,532      $  65,582,715   $  15,108,368   $ 14,657,900
   Repurchase Agreements, at Value + ........................       1,893,423          1,097,153              --             --
   Cash .....................................................         162,000***              --              --             --
   Foreign Currency .........................................              --                 --              --             --
   Receivable for Investments Sold ..........................              --                 --              --             --
   Receivable for Fund Shares Sold ..........................           1,174             34,113             165         10,004
   Accrued Income ...........................................          73,119             10,755          43,846          6,303
   Prepaid Expenses .........................................          21,089             28,079           9,684         15,290
   Reclaims Receivable ......................................              --              6,016              --             --
   Deferred Compensation ....................................           2,514              2,617             628            311
   Due from Adviser, net ....................................              --                 --           1,873          7,820
                                                                -------------      -------------   -------------   ------------
      TOTAL ASSETS ..........................................      61,658,851         66,761,448      15,164,564     14,697,628
                                                                -------------      -------------   -------------   ------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .................              --                 --              --             --
   Payable for Investments Purchased ........................              --                 --              --        304,519
   Payable for Fund Shares Redeemed .........................          26,158            158,000          90,192          1,200
   Income Distribution Payable ..............................              --                 --              95             --
   Investment Adviser Fees Payable ..........................          26,845             43,933              --          7,624
   Administration Fees Payable ..............................           8,186              9,053           2,008          1,901
   Chief Compliance Officer Fees Payable ....................           1,166              1,166           1,877          1,245
   Custodian Fees Payable ...................................             342                378              84             80
   Audit Fees Payable .......................................          15,073             15,417          16,996         15,137
   Deferred Compensation Payable ............................           2,514              2,617             628            311
   Shareholder Servicing Fees Payable .......................           6,243                183           1,888            937
   Transfer Agent Fees Payable ..............................           2,760              5,569          10,808          1,091
   Trustees Fees Payable ....................................             145                  3              49             77
   Accrued Distribution Fees ................................           1,470                444           5,913              7
   Accrued Expenses and Other Payables ......................           5,415              8,268             309          1,358
   Variation Margin Payable .................................          15,840                 --              --             --
                                                                -------------      -------------   -------------   ------------
      TOTAL LIABILITIES                                               112,157            245,031         130,847        335,487
                                                                -------------      -------------   -------------   ------------
         NET ASSETS .........................................   $  61,546,694      $  66,516,417   $  15,033,717   $ 14,362,141
                                                                =============      =============   =============   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ....   $  89,417,237      $  73,611,709   $  24,445,076   $ 15,681,496
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ......................................          (1,118)          (193,599)         18,934         (5,252)
   Accumulated Net Realized Gain (Loss) on Investments,
      Futures Contracts and Foreign Currency Transactions ...     (25,620,916)       (18,945,966)    (10,222,415)    (1,903,278)
   Net Unrealized Appreciation (Depreciation) on
      Investments, Futures Contracts and Foreign Currency
      Transactions ..........................................      (2,248,509)        12,044,273         792,122        589,175
                                                                -------------      -------------   -------------   ------------
         NET ASSETS .........................................   $  61,546,694      $  66,516,417   $  15,033,717   $ 14,362,141
                                                                =============      =============   =============   ============
   + Cost of Investments and Repurchase Agreements ..........   $  63,546,305      $  54,635,595   $  14,316,246   $ 14,068,725
   * Includes Market Value of Securities on Loan ............   $          --      $          --   $          --   $         --

                                                                   GENEVA         GENEVA
                                                                   MID CAP       SMALL CAP    INTERNATIONAL     LARGE CAP
                                                                   GROWTH         GROWTH      OPPORTUNITIES      GROWTH
                                                                    FUND           FUND           FUND            FUND
                                                                -------------   -----------   -------------   -------------
ASSETS:
   Investments, at Value (Note 2) + .........................   $ 192,672,391   $ 6,203,947   $ 213,043,284*  $  91,739,058
   Repurchase Agreements, at Value + ........................              --            --      16,749,005              --
   Cash .....................................................              --            --              --              --
   Foreign Currency .........................................              --            --          38,937**            --
   Receivable for Investments Sold ..........................              --            --              --              --
   Receivable for Fund Shares Sold ..........................         367,505       119,003         427,332          34,174
   Accrued Income ...........................................          29,935         2,766         206,686          36,458
   Prepaid Expenses .........................................          25,492         5,653          40,598          27,194
   Reclaims Receivable ......................................              --            --          48,001              --
   Deferred Compensation ....................................           6,272           135           7,603           3,534
   Due from Adviser, net ....................................              --            --              --              --
                                                                -------------   -----------   -------------   -------------
      TOTAL ASSETS ..........................................     193,101,595     6,331,504     230,561,446      91,840,418
                                                                -------------   -----------   -------------   -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .................              --            --      12,422,498              --
   Payable for Investments Purchased ........................         495,596            --              --         404,385
   Payable for Fund Shares Redeemed .........................         160,941            --         365,222         198,775
   Income Distribution Payable ..............................              --            --              --              --
   Investment Adviser Fees Payable ..........................         112,611           723         186,413          41,316
   Administration Fees Payable ..............................          25,563           822          29,094          12,318
   Chief Compliance Officer Fees Payable ....................           1,877         2,099           1,166           1,166
   Custodian Fees Payable ...................................           1,068            34           5,953             515
   Audit Fees Payable .......................................          11,693        16,415          36,151          21,258
   Deferred Compensation Payable ............................           6,272           135           7,603           3,534
   Shareholder Servicing Fees Payable .......................          23,847           814          12,388          11,356
   Transfer Agent Fees Payable ..............................          53,733         1,140          13,175          19,335
   Trustees Fees Payable ....................................           1,447            43           1,267             254
   Accrued Distribution Fees ................................          55,148           551           4,339          10,607
   Accrued Expenses and Other Payables ......................           3,971            --           6,061           3,201
   Variation Margin Payable .................................              --            --              --              --
                                                                -------------   -----------   -------------   -------------
      TOTAL LIABILITIES                                               953,767        22,776      13,091,330         728,020
                                                                -------------   -----------   -------------   -------------
         NET ASSETS .........................................   $ 192,147,828   $ 6,308,728   $ 217,470,116   $  91,112,398
                                                                =============   ===========   =============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ....   $ 163,169,252   $ 5,984,648   $ 259,898,747   $ 227,910,561
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ......................................        (911,871)      (24,060)       (127,459)        227,915
   Accumulated Net Realized Gain (Loss) on Investments,
      Futures Contracts and Foreign Currency Transactions ...      (8,296,519)      (38,202)    (76,917,641)   (144,800,837)
   Net Unrealized Appreciation (Depreciation) on
      Investments, Futures Contracts and Foreign Currency
      Transactions ..........................................      38,186,966       386,342      34,616,469       7,774,759
                                                                -------------   -----------   -------------   -------------
         NET ASSETS .........................................   $ 192,147,828   $ 6,308,728   $ 217,470,116   $  91,112,398
                                                                =============   ===========   =============   =============
   + Cost of Investments and Repurchase Agreements ..........   $ 154,485,425   $ 5,817,605   $ 195,173,591   $  83,964,299
   * Includes Market Value of Securities on Loan ............   $          --   $        --   $  11,937,819   $          --

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 139

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2010 (UNAUDITED)

                                                                                   COGNITIVE
                                                                     BALANCED        VALUE
                                                                       FUND           FUND
                                                                   ------------   ------------
FIDUCIARY SHARES:
   Net Assets ..................................................   $ 17,193,683   $  3,071,085
   Shares of beneficial interest outstanding ...................      1,415,226        366,666
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...   $      12.15   $       8.38
                                                                   ============   ============
CLASS A SHARES:
   Net Assets ..................................................   $  5,175,807   $    476,602
   Shares of beneficial interest outstanding ...................        426,871         56,737
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............   $      12.13   $       8.40
                                                                   ------------   ------------
      Maximum Offering Price Per Share (B) .....................   $      12.84   $       8.89
                                                                   ============   ============
CLASS B SHARES:
   Net Assets ..................................................   $    660,526            N/A
   Shares of beneficial interest outstanding ...................         54,634            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $      12.09            N/A
                                                                   ============   ============
CLASS C SHARES:
   Net Assets ..................................................   $    428,216   $    490,616
   Shares of beneficial interest outstanding ...................         35,519         59,940
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $      12.06   $       8.19
                                                                   ============   ============
CLASS M SHARES:
   Net Assets ..................................................            N/A   $ 66,504,493
   Shares of beneficial interest outstanding ...................            N/A      7,942,414
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...            N/A   $       8.37
                                                                   ============   ============

N/A Not Applicable

(A) Fiduciary Class, Class A and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.50%

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

140 HIGHMARK(R) FUNDS

                                                                       CORE         ENHANCED        EQUITY       FUNDAMENTAL
                                                                      EQUITY         GROWTH         INCOME         EQUITY
                                                                       FUND           FUND           FUND           FUND
                                                                   ------------   ------------   ------------   ------------
FIDUCIARY SHARES:
   Net Assets ..................................................   $ 57,894,835   $    626,898   $         --   $ 14,346,589
   Shares of beneficial interest outstanding ...................      8,193,515         72,003             --        820,601
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...   $       7.07   $       8.71            N/A   $      17.48
                                                                   ============   ============   ============   ============
CLASS A SHARES:
   Net Assets ..................................................   $  2,372,939   $  1,207,919   $ 10,486,036   $      5,459
   Shares of beneficial interest outstanding ...................        336,524        140,707      1,367,633            313
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............   $       7.05   $       8.58   $       7.67   $      17.46
                                                                   ------------   ------------   ------------   ------------
      Maximum Offering Price Per Share (B) .....................   $       7.46   $       9.08   $       8.12   $      18.48
                                                                   ============   ============   ============   ============
CLASS B SHARES:
   Net Assets ..................................................   $    832,211            N/A   $  2,127,066            N/A
   Shares of beneficial interest outstanding ...................        120,750            N/A        276,793            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $       6.89            N/A   $       7.68            N/A
                                                                   ============   ============   ============   ============
CLASS C SHARES:
   Net Assets ..................................................   $    446,709   $    194,662   $  2,420,615   $     10,093
   Shares of beneficial interest outstanding ...................         65,089         23,150        317,272            581
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $       6.86   $       8.41   $       7.63   $      17.38
                                                                   ============   ============   ============   ============
CLASS M SHARES:
   Net Assets ..................................................            N/A   $ 64,486,938            N/A            N/A
   Shares of beneficial interest outstanding ...................            N/A      7,402,518            N/A            N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...            N/A   $       8.71            N/A            N/A
                                                                   ============   ============   ============   ============

                                                                      GENEVA         GENEVA
                                                                      MID CAP       SMALL CAP    INTERNATIONAL     LARGE CAP
                                                                      GROWTH         GROWTH      OPPORTUNITIES      GROWTH
                                                                       FUND           FUND           FUND            FUND
                                                                   -------------   -----------   -------------   ------------
FIDUCIARY SHARES:
   Net Assets ..................................................   $   8,481,203   $ 4,015,705   $  71,610,675   $ 62,985,513
   Shares of beneficial interest outstanding ...................         521,518       183,904      11,461,013      7,439,827
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...   $       16.26   $     21.84   $        6.25   $       8.47
                                                                   =============   ===========   =============   ============
CLASS A SHARES:
   Net Assets ..................................................   $ 160,018,340   $ 2,220,124   $  10,557,486   $ 20,522,377
   Shares of beneficial interest outstanding ...................       9,858,922       101,810       1,692,926      2,467,610
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............   $       16.23   $     21.81   $        6.24   $       8.32
                                                                   -------------   -----------   -------------   ------------
      Maximum Offering Price Per Share (B) .....................   $       17.17   $     23.08   $        6.60   $       8.80
                                                                   =============   ===========   =============   ============
CLASS B SHARES:
   Net Assets ..................................................   $   6,815,585           N/A             N/A   $  4,350,651
   Shares of beneficial interest outstanding ...................         456,495           N/A             N/A        558,645
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $       14.93           N/A             N/A   $       7.79
                                                                   =============   ===========   =============   ============
CLASS C SHARES:
   Net Assets ..................................................   $  16,832,700   $    72,899   $   2,284,310   $  3,253,857
   Shares of beneficial interest outstanding ...................       1,113,816         3,354         368,638        420,420
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $       15.11   $     21.73   $        6.20   $       7.74
                                                                   =============   ===========   =============   ============
CLASS M SHARES:
   Net Assets ..................................................             N/A           N/A   $ 133,017,645            N/A
   Shares of beneficial interest outstanding ...................             N/A           N/A      21,286,286            N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...             N/A           N/A   $        6.25            N/A
                                                                   =============   ===========   =============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 141

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2010 (UNAUDITED)

                                                                                                    NYSE ARCA
                                                                                    LARGE CAP       TECH 100
                                                                                      VALUE           INDEX
                                                                                      FUND            FUND
                                                                                  -------------   --------------
ASSETS:
   Investments, at Value (Note 2) + ...........................................   $ 182,400,201   $  187,516,558
   Repurchase Agreements, at Value + ..........................................       1,582,529               --
   Affiliated Investments, at Value ++ ........................................              --               --
   Cash .......................................................................              --               --
   Receivable for Investments Sold ............................................              --        1,814,537
   Receivable for Fund Shares Sold ............................................         233,594          108,815
   Accrued Income .............................................................         239,418           31,936
   Prepaid Expenses ...........................................................          30,730           16,312
   Reclaims Receivable ........................................................              --               --
   Deferred Compensation ......................................................           6,840            7,073
   Due from Adviser, net ......................................................              --               --
                                                                                  -------------   --------------
      TOTAL ASSETS ............................................................     184,493,312      189,495,231
                                                                                  -------------   --------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...................................              --               --
   Payable for Investments Purchased ..........................................              --        1,208,054
   Payable for Fund Shares Redeemed ...........................................       2,440,595          557,155
   Income Distribution Payable ................................................              --               --
   Due to Custodian ...........................................................              --           17,944
   Investment Adviser Fees Payable ............................................          91,060           52,365
   Administration Fees Payable ................................................          24,438           25,291
   Chief Compliance Officer Fees Payable ......................................           1,166            1,877
   Custodian Fees Payable .....................................................           1,021            1,057
   Audit Fees Payable .........................................................          21,326           12,897
   Deferred Compensation Payable ..............................................           6,840            7,073
   Shareholder Servicing Fees Payable .........................................          22,563           25,070
   Transfer Agent Fees Payable ................................................          23,104           99,878
   Trustees Fees Payable ......................................................             739            1,738
   Accrued Distribution Fees ..................................................          10,623           54,984
   Accrued Expenses and Other Payables ........................................           5,600            8,482
   Variation Margin Payable ...................................................              --               --
                                                                                  -------------   --------------
      TOTAL LIABILITIES .......................................................       2,649,075        2,073,865
                                                                                  -------------   --------------
         NET ASSETS ...........................................................   $ 181,844,237   $  187,421,366
                                                                                  =============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ......................   $ 243,373,426   $  297,409,414
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ......           4,220         (447,048)
   Accumulated Net Realized Gain (Loss) on Investments, Investments in
      Affiliated Funds, Futures Contracts and Capital Gain Distributions
      Received ................................................................     (62,244,405)    (139,817,444)
   Net Unrealized Appreciation (Depreciation) on Investments, Investments in
      Affiliated Funds and Futures Contracts ..................................         710,996       30,276,444
                                                                                  -------------   --------------
         NET ASSETS ...........................................................   $ 181,844,237   $  187,421,366
                                                                                  =============   ==============
   +  Cost of Investments and Repurchase Agreements ...........................   $ 183,271,734   $  157,240,114
   ++ Cost of Affiliated Investments ..........................................   $          --   $           --
   *  Includes Market Value of Securities on Loan .............................   $          --   $           --

   **    Represents margin deposit for futures contracts.

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

142 HIGHMARK(R) FUNDS

                                                                                                                CAPITAL
                                                                SMALL CAP      SMALL CAP         VALUE          GROWTH
                                                                ADVANTAGE        VALUE          MOMENTUM      ALLOCATION
                                                                  FUND           FUND             FUND           FUND
                                                              ------------   -------------   -------------   -------------
ASSETS:
   Investments, at Value (Note 2) + .......................   $ 22,499,703   $  75,510,214*  $ 323,567,950   $   3,467,077
   Repurchase Agreements, at Value + ......................        429,966      17,050,451              --              --
   Affiliated Investments, at Value ++ ....................             --              --              --      36,608,335
   Cash ...................................................         28,000**            --              --              --
   Receivable for Investments Sold ........................             --       1,456,897              --              --
   Receivable for Fund Shares Sold ........................             --          21,199         211,690          14,432
   Accrued Income .........................................          1,642          85,728         160,209           4,172
   Prepaid Expenses .......................................         21,983          24,284          38,162          17,619
   Reclaims Receivable ....................................             --              --           6,757              --
   Deferred Compensation ..................................            814           2,727          11,609           1,415
   Due from Adviser, net ..................................             --              --              --           8,299
                                                              ------------   -------------   -------------   -------------
      TOTAL ASSETS ........................................     22,982,108      94,151,500     323,996,377      40,121,349
                                                              ------------   -------------   -------------   -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...............             --      17,050,451              --              --
   Payable for Investments Purchased ......................             --              --              --           4,087
   Payable for Fund Shares Redeemed .......................          1,000         861,893         133,899         272,536
   Income Distribution Payable ............................             --              --              --              --
   Due to Custodian .......................................             --       1,231,369              --              --
   Investment Adviser Fees Payable ........................         13,103          47,093         171,363              --
   Administration Fees Payable ............................          3,033          10,291          42,837           5,246
   Chief Compliance Officer Fees Payable ..................          1,166           1,166           1,252           1,166
   Custodian Fees Payable .................................            127             430           1,790             219
   Audit Fees Payable .....................................         15,046          15,256          26,181          11,997
   Deferred Compensation Payable ..........................            814           2,727          11,609           1,415
   Shareholder Servicing Fees Payable .....................          1,892           9,643          43,539           1,094
   Transfer Agent Fees Payable ............................          1,512          24,179          38,641          14,843
   Trustees Fees Payable ..................................             63             202             364              32
   Accrued Distribution Fees ..............................            141          14,816          22,786          18,611
   Accrued Expenses and Other Payables ....................          4,444           5,755          14,521           1,311
   Variation Margin Payable ...............................          3,150              --              --              --
                                                              ------------   -------------   -------------   -------------
      TOTAL LIABILITIES ...................................         45,491      19,275,271         508,782         332,557
                                                              ------------   -------------   -------------   -------------
         NET ASSETS .......................................   $ 22,936,617   $  74,876,229   $ 323,487,595   $  39,788,792
                                                              ============   =============   =============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..   $ 33,704,468   $ 124,745,808   $ 322,302,457   $  57,408,956
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ....................................        (31,085)        (57,403)         (5,925)        142,043
   Accumulated Net Realized Gain (Loss) on Investments,
      Investments in Affiliated Funds, Futures Contracts
      and Capital Gain Distributions Received .............    (11,519,119)    (32,412,643)    (25,505,949)    (12,308,400)
   Net Unrealized Appreciation (Depreciation) on
      Investments, Investments in Affiliated Funds and
      Futures Contracts ...................................        782,353     (17,399,533)     26,697,012      (5,453,807)
                                                              ------------   -------------   -------------   -------------
         NET ASSETS .......................................   $ 22,936,617   $  74,876,229   $ 323,487,595   $  39,788,792
                                                              ============   =============   =============   =============
   +  Cost of Investments and Repurchase Agreements .......   $ 22,143,872   $ 109,960,198   $ 296,870,938   $   3,316,224
   ++ Cost of Affiliated Investments ......................   $         --   $          --   $          --   $  42,212,995
   *  Includes Market Value of Securities on Loan .........   $         --   $  16,428,771   $          --   $          --

                                                              DIVERSIFIED       GROWTH &        INCOME
                                                                EQUITY          INCOME           PLUS
                                                               ALLOCATION      ALLOCATION     ALLOCATION         BOND
                                                                  FUND           FUND            FUND            FUND
                                                              ------------   -------------   -------------   -------------
ASSETS:
   Investments, at Value (Note 2) + .......................   $    562,616   $   3,436,253   $     966,956   $ 343,213,992
   Repurchase Agreements, at Value + ......................             --              --              --              --
   Affiliated Investments, at Value ++ ....................      5,914,790      38,089,416      11,885,540              --
   Cash ...................................................             --              --              --              --
   Receivable for Investments Sold ........................             --              --              --         136,769
   Receivable for Fund Shares Sold ........................          3,919          31,740          46,141         943,721
   Accrued Income .........................................              5           8,567           4,262       3,593,019
   Prepaid Expenses .......................................         16,305          18,052          16,170          40,094
   Reclaims Receivable ....................................             --              --              --              --
   Deferred Compensation ..................................            212           1,449             372          12,866
   Due from Adviser, net ..................................          6,542           6,183           6,183              --
                                                              ------------   -------------   -------------   -------------
      TOTAL ASSETS ........................................      6,504,389      41,591,660      12,925,624     347,940,461
                                                              ------------   -------------   -------------   -------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...............             --              --              --              --
   Payable for Investments Purchased ......................             --           8,328           4,463              --
   Payable for Fund Shares Redeemed .......................             --          15,000           4,920          26,309
   Income Distribution Payable ............................             --              50              56              --
   Due to Custodian .......................................             --              --              --              --
   Investment Adviser Fees Payable ........................             --              --              --         139,613
   Administration Fees Payable ............................            858           5,401           1,652          43,746
   Chief Compliance Officer Fees Payable ..................          1,101           1,166           1,166           1,166
   Custodian Fees Payable .................................             36             226              69           1,828
   Audit Fees Payable .....................................         11,756          15,220          11,942          17,430
   Deferred Compensation Payable ..........................            212           1,449             372          12,866
   Shareholder Servicing Fees Payable .....................            116           1,060             348          19,830
   Transfer Agent Fees Payable ............................          3,002           9,376           2,675          14,988
   Trustees Fees Payable ..................................             32              73              81           2,111
   Accrued Distribution Fees ..............................          3,979          20,182           5,770           8,211
   Accrued Expenses and Other Payables ....................            982           1,504           1,818          18,619
   Variation Margin Payable ...............................             --              --              --              --
                                                              ------------   -------------   -------------   -------------
      TOTAL LIABILITIES ...................................         22,074          79,035          35,332         306,717
                                                              ------------   -------------   -------------   -------------
         NET ASSETS .......................................   $  6,482,315   $  41,512,625   $  12,890,292   $ 347,633,744
                                                              ============   =============   =============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..   $  7,784,802   $  53,861,099   $  13,287,094   $ 334,544,877
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ....................................         22,670         146,502          31,988         204,694
   Accumulated Net Realized Gain (Loss) on Investments,
      Investments in Affiliated Funds, Futures Contracts
      and Capital Gain Distributions Received .............     (1,684,241)    (13,030,881)     (1,596,221)        523,567
   Net Unrealized Appreciation (Depreciation) on
      Investments, Investments in Affiliated Funds and
      Futures Contracts ...................................        359,084         535,905       1,167,431      12,360,606
                                                              ------------   -------------   -------------   -------------
         NET ASSETS .......................................   $  6,482,315   $  41,512,625   $  12,890,292   $ 347,633,744
                                                              ============   =============   =============   =============
   +  Cost of Investments and Repurchase Agreements .......   $    501,644   $   3,088,372   $     838,460   $ 330,853,386
   ++ Cost of Affiliated Investments ......................   $  5,616,678   $  37,901,392   $  10,846,605   $          --
   *  Includes Market Value of Securities on Loan .........   $         --   $          --   $          --   $          --

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 143

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2010 (UNAUDITED)

                                                                                                    NYSE ARCA
                                                                                    LARGE CAP        TECH 100
                                                                                      VALUE           INDEX
                                                                                      FUND            FUND
                                                                                  -------------   --------------
FIDUCIARY SHARES:
   Net Assets .................................................................   $ 151,098,702   $       75,798
   Shares of beneficial interest outstanding ..................................      15,048,233            3,213
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..................   $       10.04   $        23.59
                                                                                  =============   ==============
CLASS A SHARES:
   Net Assets .................................................................   $  25,410,946   $  164,393,775
   Shares of beneficial interest outstanding ..................................       2,521,963        6,978,985
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............................   $       10.08   $        23.56
                                                                                  -------------   --------------

      MAXIMUM OFFERING PRICE PER SHARE (B) ....................................   $       10.67   $        24.93
                                                                                  =============   ==============
CLASS B SHARES:
   Net Assets .................................................................   $   1,689,687   $   12,388,024
   Shares of beneficial interest outstanding ..................................         170,999          575,353
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............................   $        9.88   $        21.53
                                                                                  =============   ==============
CLASS C SHARES:
   Net Assets .................................................................   $   3,644,902   $   10,563,769
   Shares of beneficial interest outstanding ..................................         370,093          481,889
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............................   $        9.85   $        21.92
                                                                                  =============   ==============

N/A Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Diversified Equity Allocation Fund and Growth & Income Allocation Fund is 5.50%. The sales load for the Income Plus Allocation Fund is 4.50%. The sales load for the Bond Fund is 2.25%.

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

144 HIGHMARK(R) FUNDS

                                                                                                                CAPITAL
                                                               SMALL CAP       SMALL CAP         VALUE          GROWTH
                                                               ADVANTAGE        VALUE          MOMENTUM       ALLOCATION
                                                                 FUND            FUND            FUND            FUND
                                                              ------------   -------------   -------------   -------------
FIDUCIARY SHARES:
   Net Assets .............................................   $ 22,553,792   $  31,068,966   $ 239,394,279   $     213,892
   Shares of beneficial interest outstanding ..............      1,725,005       2,940,180      17,740,599          12,242
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (A) ..........................................   $      13.07   $       10.57   $       13.49   $       17.47
                                                              ============   =============   =============   =============
CLASS A SHARES:
   Net Assets .............................................   $    312,295   $  36,217,534   $  76,563,345   $  24,543,940
   Shares of beneficial interest outstanding ..............         23,951       3,522,367       5,689,653       1,405,555
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ........   $      13.04   $       10.28   $       13.46   $       17.46
                                                              ------------   -------------   -------------   -------------
      MAXIMUM OFFERING PRICE PER SHARE (B) ................   $      13.80   $       10.88   $       14.24   $       18.48
                                                              ============   =============   =============   =============
CLASS B SHARES:
   Net Assets .............................................            N/A   $   2,763,589   $   4,791,821             N/A
   Shares of beneficial interest outstanding ..............            N/A         284,391         363,996             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..........            N/A   $        9.72   $       13.16             N/A
                                                              ============   =============   =============   =============
CLASS C SHARES:
   Net Assets .............................................   $     70,530   $   4,826,140   $   2,738,150   $  15,030,960
   Shares of beneficial interest outstanding ..............          5,489         500,214         208,846         869,502
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..........   $      12.85   $        9.65   $       13.11   $       17.29
                                                              ============   =============   =============   =============

                                                              DIVERSIFIED       GROWTH &        INCOME
                                                                 EQUITY         INCOME           PLUS
                                                               ALLOCATION     ALLOCATION      ALLOCATION         BOND
                                                                  FUND           FUND            FUND            FUND
                                                              ------------   -------------   -------------   -------------
FIDUCIARY SHARES:
   Net Assets .............................................   $     42,494   $     121,403   $     221,661   $ 316,750,119
   Shares of beneficial interest outstanding ..............          2,783           6,589          11,559      28,608,259
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (A) ..........................................   $      15.27   $       18.43   $       19.18   $       11.07
                                                              ============   =============   =============   =============
CLASS A SHARES:
   Net Assets .............................................   $  2,597,887   $  24,245,845   $   7,939,287   $  26,249,228
   Shares of beneficial interest outstanding ..............        170,771       1,320,487         413,987       2,407,376
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ........   $      15.21   $       18.36   $       19.18   $       10.90
                                                              ------------   -------------   -------------   -------------
     MAXIMUM OFFERING PRICE PER SHARE (B) .................   $      16.10   $       19.43   $       20.08   $       11.15
                                                              ============   =============   =============   =============
CLASS B SHARES:
   Net Assets .............................................            N/A             N/A             N/A   $   1,998,782
   Shares of beneficial interest outstanding ..............            N/A             N/A             N/A         184,075
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..........            N/A             N/A             N/A   $       10.86
                                                              ============   =============   =============   =============
CLASS C SHARES:
   Net Assets .............................................   $  3,841,934   $  17,145,377   $   4,729,344   $   2,635,615
   Shares of beneficial interest outstanding ..............        256,061         939,009         248,246         242,822
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..........   $      15.00   $       18.26   $       19.05   $       10.85
                                                              ============   =============   =============   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 145

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2010 (UNAUDITED)

                                                                                                      CALIFORNIA        NATIONAL
                                                                                                     INTERMEDIATE     INTERMEDIATE
                                                                                                     TAX-FREE BOND   TAX-FREE BOND
                                                                                                          FUND            FUND
                                                                                                     -------------   --------------
ASSETS:
   Investments, at Value (Note 2) + ..............................................................   $ 170,349,656   $   98,381,137
   Repurchase Agreements, at Value+ ..............................................................              --               --
   Cash ..........................................................................................              --               --
   Receivable for Investments Sold ...............................................................              --               --
   Receivable for Fund Shares Sold ...............................................................         349,930          100,000
   Accrued Income ................................................................................       2,461,260        1,121,795
   Prepaid Expenses ..............................................................................          23,831           33,626
   Deferred Compensation .........................................................................           5,828            3,649
                                                                                                     -------------   --------------
      TOTAL ASSETS ...............................................................................     173,190,505       99,640,207
                                                                                                     =============   ==============
LIABILITIES:
   Payable for Investments Purchased .............................................................       1,630,086          805,400
   Payable for Fund Shares Redeemed ..............................................................          25,000           10,000
   Income Distribution Payable ...................................................................              50               --
   Investment Adviser Fees Payable ...............................................................          31,676           12,266
   Administration Fees Payable ...................................................................          21,546           12,578
   Chief Compliance Officer Fees Payable .........................................................           1,166            1,166
   Custodian Fees Payable ........................................................................             900              526
   Audit Fees Payable ............................................................................          16,232           15,965
   Deferred Compensation Payable .................................................................           5,828            3,649
   Shareholder Servicing Fees Payable ............................................................           7,021            4,188
   Transfer Agent Fees Payable ...................................................................           6,194            3,251
   Trustees Fees Payable .........................................................................           1,165              663
   Accrued Distribution Fees .....................................................................          18,412            5,106
   Accrued Expenses and Other Payables ...........................................................           5,907            5,387
                                                                                                     -------------   --------------
      TOTAL LIABILITIES ..........................................................................       1,771,183          880,145
                                                                                                     -------------   --------------
         NET ASSETS ..............................................................................   $ 171,419,322   $   98,760,062
                                                                                                     =============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .........................................   $ 164,994,752   $   94,775,800
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .........................           5,230           14,683
   Accumulated Net Realized Gain (Loss) on Investments and Capital Gain Distributions Received ...          (1,390)          10,119
   Net Unrealized Appreciation (Depreciation) on Investments .....................................       6,420,730        3,959,460
                                                                                                     -------------   --------------
         NET ASSETS ..............................................................................   $ 171,419,322   $   98,760,062
                                                                                                     =============   ==============
      + Cost of Investments and Repurchase Agreements ............................................   $ 163,928,926   $   94,421,677

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

146 HIGHMARK(R) FUNDS

                                                                                                      CALIFORNIA
                                                                                                       TAX-FREE       DIVERSIFIED
                                                                       SHORT TERM      WISCONSIN        MONEY            MONEY
                                                                          BOND        TAX-EXEMPT        MARKET           MARKET
                                                                          FUND           FUND            FUND             FUND
                                                                     ------------   --------------  --------------  ---------------
ASSETS:
   Investments, at Value (Note 2) + ...............................  $ 93,620,769   $  154,580,856  $  617,188,220  $ 2,836,687,912
   Repurchase Agreements, at Value+ ...............................            --               --              --       19,061,198
   Cash ...........................................................            --               --              --               --
   Receivable for Investments Sold ................................        72,750               --              --               --
   Receivable for Fund Shares Sold ................................     1,906,139          346,851              --          834,595
   Accrued Income .................................................       892,011        1,986,374         851,098          664,045
   Prepaid Expenses ...............................................        21,243           13,960          54,688          217,596
   Deferred Compensation ..........................................         2,386            5,852          43,854          134,766
                                                                     ------------   --------------  --------------- ---------------
      TOTAL ASSETS ................................................    96,515,298      156,933,893     618,137,860    2,857,600,112
                                                                     ============   ==============  ==============  ===============
LIABILITIES:
   Payable for Investments Purchased ..............................            --        2,500,000              --               --
   Payable for Fund Shares Redeemed ...............................       101,855           22,817              --          188,470
   Income Distribution Payable ....................................            --               86           4,196          320,449
   Investment Adviser Fees Payable ................................        25,841           40,299          33,507          743,877
   Administration Fees Payable ....................................        11,886           19,572          79,331          370,925
   Chief Compliance Officer Fees Payable                                    1,166            1,877           1,101            1,101
   Custodian Fees Payable .........................................           497              818           3,314           15,497
   Audit Fees Payable .............................................        16,596           12,930          18,276           24,429
   Deferred Compensation Payable ..................................         2,386            5,852          43,854          134,767
   Shareholder Servicing Fees Payable .............................         1,954            6,740              --          114,526
   Transfer Agent Fees Payable ....................................         4,003           25,337          21,683           35,182
   Trustees Fees Payable ..........................................           386            1,381           7,626           25,469
   Accrued Distribution Fees ......................................         9,726           37,164              --          126,724
   Accrued Expenses and Other Payables ............................         6,429            5,686          30,983           57,727
                                                                     ------------   --------------  --------------  ---------------
      TOTAL LIABILITIES ...........................................       182,725        2,680,559         243,871        2,159,143
                                                                     ------------   --------------  --------------- ---------------
         NET ASSETS ...............................................  $ 96,332,573   $  154,253,334  $  617,893,989  $ 2,855,440,969
                                                                     ============   ==============  ==============  ===============

NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..........  $ 94,836,673   $  152,167,226  $  617,844,060  $ 2,855,362,457
   Undistributed Net Investment Income/(Accumulated Net
      Investment Loss) ............................................       (28,883)          71,544             301           10,857
   Accumulated Net Realized Gain (Loss) on Investments and
      Capital Gain Distributions Received .........................      (200,903)          30,222          49,628           67,655
   Net Unrealized Appreciation (Depreciation) on Investments ......     1,725,686        1,984,342              --               --
                                                                     ------------   --------------  --------------  ---------------
         NET ASSETS ...............................................  $ 96,332,573   $  154,253,334  $  617,893,989  $ 2,855,440,969
                                                                     ============   ==============  ==============  ===============
      + Cost of Investments and Repurchase Agreements .............  $ 91,895,083   $  152,596,514  $  617,188,220  $ 2,855,749,110

                                                                                                          U.S.         100% U.S.
                                                                                       TREASURY        GOVERNMENT       TREASURY
                                                                                      PLUS MONEY          MONEY          MONEY
                                                                                        MARKET           MARKET          MARKET
                                                                                         FUND             FUND            FUND
                                                                                     -------------  ---------------  -------------
ASSETS:
   Investments, at Value (Note 2) + ..............................................   $  57,024,369  $   678,585,277  $ 754,202,340
   Repurchase Agreements, at Value+ ..............................................     136,023,939      623,510,843             --
   Cash ..........................................................................              --               --            518
   Receivable for Investments Sold ...............................................              --               --             --
   Receivable for Fund Shares Sold ...............................................              --            1,315          4,568
   Accrued Income ................................................................           2,534          158,603             --
   Prepaid Expenses ..............................................................          16,010           94,655         68,077
   Deferred Compensation .........................................................           5,579           42,905         28,932
                                                                                     -------------  ---------------  -------------
      TOTAL ASSETS ...............................................................     193,072,431    1,302,393,598    754,304,435
                                                                                     =============  ===============  =============

LIABILITIES:
   Payable for Investments Purchased .............................................              --               --             --
   Payable for Fund Shares Redeemed ..............................................              --               --             --
   Income Distribution Payable ...................................................           4,086           42,817             --
   Investment Adviser Fees Payable ...............................................             622           15,740             --
   Administration Fees Payable ...................................................           5,659           48,130         32,586
   Chief Compliance Officer Fees Payable .........................................           1,204            1,101          1,101
   Custodian Fees Payable ........................................................           1,084            6,501          4,082
   Audit Fees Payable ............................................................          15,892           18,233         17,446
   Deferred Compensation Payable .................................................           5,579           42,906         28,932
   Shareholder Servicing Fees Payable ............................................              86                3             18
   Transfer Agent Fees Payable ...................................................           1,557           11,593          8,356
   Trustees Fees Payable .........................................................             529            8,357          6,196
   Accrued Distribution Fees .....................................................              --                2              8
   Accrued Expenses and Other Payables ...........................................           1,652           22,868         16,600
                                                                                     -------------  ---------------  -------------
      TOTAL LIABILITIES ..........................................................          37,950          218,251        115,325
                                                                                     -------------  ---------------  -------------
         NET ASSETS ..............................................................   $ 193,034,481  $ 1,302,175,347  $ 754,189,110
                                                                                     =============  ===============  =============

NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) .........................   $ 193,027,685  $ 1,302,203,209  $ 754,376,946
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .........           6,796               --             --
   Accumulated Net Realized Gain (Loss) on Investments and Capital Gain
     Distributions Received ......................................................              --          (27,862)      (187,836)
   Net Unrealized Appreciation (Depreciation) on Investments .....................              --               --             --
                                                                                     -------------  ---------------  -------------
         NET ASSETS ..............................................................   $ 193,034,481  $ 1,302,175,347  $ 754,189,110
                                                                                     =============  ===============  =============
      + Cost of Investments and Repurchase Agreements ............................   $ 193,048,308  $ 1,302,096,120  $ 754,202,340

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 147

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2010 (UNAUDITED)

                                                                        CALIFORNIA       NATIONAL
                                                                       INTERMEDIATE    INTERMEDIATE
                                                                      TAX-FREE BOND   TAX-FREE BOND
                                                                           FUND            FUND
                                                                      -------------   -------------
FIDUCIARY SHARES:
   Net Assets ....................................................    $ 103,330,211   $  75,291,390
   Shares of beneficial interest outstanding .....................       10,217,988       6,649,325
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .....    $       10.11   $       11.32
                                                                      =============   =============
CLASS A SHARES:
   Net Assets ....................................................    $  57,841,358   $  23,049,415
   Shares of beneficial interest outstanding .....................        5,747,201       2,036,446
                                                                      -------------   -------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ...............    $       10.06   $       11.32
                                                                      -------------   -------------
     MAXIMUM OFFERING PRICE PER SHARE (B) ........................    $       10.29   $       11.58
                                                                      =============   =============
CLASS B SHARES:
   Net Assets ....................................................    $   1,107,386   $          --
   Shares of beneficial interest outstanding .....................          110,065              --
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................    $       10.06             N/A
                                                                      =============   =============
CLASS C SHARES:
   Net Assets ....................................................    $   9,140,367   $     419,257
   Shares of beneficial interest outstanding .....................          911,074          37,018
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................    $       10.03   $       11.33
                                                                      =============   =============
CLASS S SHARES:
   Net Assets ....................................................              N/A             N/A
   Shares of beneficial interest outstanding .....................              N/A             N/A
NET ASSET VALUE, AND OFFERING PRICE PER SHARE ....................              N/A             N/A
                                                                      =============   =============

N/A Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund is 2.25%. The remaining Funds are not subject to a sales load.

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

148 HIGHMARK(R) FUNDS

                                                                                                      CALIFORNIA
                                                                                                       TAX-FREE       DIVERSIFIED
                                                                      SHORT TERM      WISCONSIN         MONEY            MONEY
                                                                         BOND         TAX-EXEMPT        MARKET           MARKET
                                                                         FUND            FUND            FUND            FUND
                                                                     ------------   -------------   -------------   ---------------
FIDUCIARY SHARES:
   Net Assets ....................................................   $ 67,037,849             N/A   $ 248,677,999   $ 2,029,015,513
   Shares of beneficial interest outstanding .....................      6,635,630             N/A     248,660,637     2,028,971,851
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .....   $      10.10             N/A   $        1.00   $          1.00
                                                                     ============   =============   =============   ===============
CLASS A SHARES:
   Net Assets ....................................................   $ 19,310,939   $ 143,708,253   $ 343,934,552   $   609,050,845
   Shares of beneficial interest outstanding .....................      1,914,247      13,880,056     343,909,566       609,023,542
                                                                     ------------   -------------   -------------   ---------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ...............   $      10.09   $       10.35   $        1.00   $          1.00
                                                                     ------------   -------------   -------------   ---------------
     MAXIMUM OFFERING PRICE PER SHARE (B) ........................   $      10.32   $       10.59   $        1.00   $          1.00
                                                                     ============   =============   =============   ===============
CLASS B SHARES:
   Net Assets ....................................................   $         --   $   3,020,165   $          --   $            --
   Shares of beneficial interest outstanding .....................             --         292,089              --                --
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................            N/A   $       10.34             N/A               N/A
                                                                     ============   =============   =============   ===============
CLASS C SHARES:
   Net Assets ....................................................   $  9,983,785   $   7,524,916             N/A               N/A
   Shares of beneficial interest outstanding .....................        978,366         727,706             N/A               N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................   $      10.20   $       10.34             N/A               N/A
                                                                     ============   =============   =============   ===============
CLASS S SHARES:
   Net Assets ....................................................            N/A             N/A   $  25,281,438   $   217,374,611
   Shares of beneficial interest outstanding .....................            N/A             N/A      25,279,938       217,367,185
NET ASSET VALUE, AND OFFERING PRICE PER SHARE ....................            N/A             N/A   $        1.00   $          1.00
                                                                     ============   =============   =============   ===============

                                                                                            U.S.          100% U.S.
                                                                        TREASURY        GOVERNMENT        TREASURY
                                                                       PLUS MONEY         MONEY             MONEY
                                                                         MARKET           MARKET           MARKET
                                                                          FUND             FUND             FUND
                                                                     -------------   ---------------   --------------
FIDUCIARY SHARES:
   Net Assets ....................................................   $ 186,880,828   $ 1,112,434,066   $  477,182,071
   Shares of beneficial interest outstanding .....................     186,880,828     1,112,456,324      477,288,018
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .....   $        1.00   $          1.00   $         1.00
                                                                     =============   ===============   ==============
CLASS A SHARES:
   Net Assets ....................................................   $   6,153,652   $    38,747,485   $  141,049,704
   Shares of beneficial interest outstanding .....................       6,153,652        38,749,177      141,101,898
                                                                     -------------   ---------------   --------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ...............   $        1.00   $          1.00   $         1.00
                                                                     -------------   ---------------   --------------
     MAXIMUM OFFERING PRICE PER SHARE (B) ........................   $        1.00   $          1.00   $         1.00
                                                                     =============   ===============   ==============
CLASS B SHARES:
   Net Assets ....................................................   $          --   $       252,934   $           --
   Shares of beneficial interest outstanding .....................              --           252,941               --
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................             N/A   $          1.00              N/A
                                                                     =============   ===============   ==============
CLASS C SHARES:
   Net Assets ....................................................             N/A   $       242,158   $           --
   Shares of beneficial interest outstanding .....................             N/A           242,163               --
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................             N/A   $          1.00              N/A
                                                                     =============   ===============   ==============
CLASS S SHARES:
   Net Assets ....................................................   $           1   $   150,498,704   $  135,957,335
   Shares of beneficial interest outstanding .....................               1       150,502,611      135,988,609
NET ASSET VALUE, AND OFFERING PRICE PER SHARE ....................   $        1.00   $          1.00   $         1.00
                                                                     =============   ===============   ==============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 149

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

                                                                                COGNITIVE
                                                                   BALANCED       VALUE
                                                                     FUND         FUND
                                                                 -----------   -----------
   Interest Income ...........................................   $   161,189   $       468
   Securities Lending Income .................................            --            --
   Dividend Income ...........................................       117,338       661,449
   Less: Foreign Taxes Withheld ..............................          (342)          (99)
                                                                 -----------   -----------
         Total Investment Income .............................       278,185       661,818
                                                                 -----------   -----------
   Expenses:
      Investment Adviser Fees ................................        70,714       273,351
      Shareholder Servicing Fees Fiduciary Shares ............        22,007         3,354
      Shareholder Servicing Fees Class A Shares ..............         6,252           542
      Shareholder Servicing Fees Class B Shares ..............           723            --
      Administration Fees ....................................        17,608        54,453
      Custodian Fees .........................................           737         2,278
      Trustees Fees ..........................................           543         1,545
      Chief Compliance Officer Fees ..........................         3,735         3,735
      Distribution Fees Class A Shares .......................         6,252           542
      Distribution Fees Class B Shares .......................         2,169            --
      Distribution Fees Class C Shares .......................         1,927         2,383
      Registration Fees ......................................        35,827        18,951
      Transfer Agent Fees ....................................         7,093        11,993
      Printing Fees ..........................................         1,439         3,384
      Audit Fees .............................................        12,873        12,002
      Legal Fees .............................................         1,121         3,527
      Miscellaneous Fees .....................................        14,942        16,268
                                                                 -----------   -----------
         Total Expenses ......................................       205,962       408,308
                                                                 -----------   -----------
Less: Waivers and Reduction of Expenses
         Investment Adviser Fees .............................       (68,208)      (21,460)
         Shareholder Servicing Fees - Fiduciary Shares .......        (8,803)       (2,518)
         Shareholder Servicing Fees - Class A Shares .........        (2,501)         (217)
         Reduction of Expenses by Administrator ..............          (970)       (3,002)
                                                                 -----------   -----------
Total Waivers and Reduction of Expenses ......................       (80,482)      (27,197)
                                                                 -----------   -----------
Total Net Expenses ...........................................       125,480       381,111
                                                                 -----------   -----------
Net Investment Income (Loss) .................................       152,705       280,707
                                                                 -----------   -----------
Net Realized Gain (Loss) on Investments ......................       615,627     2,486,961
Net Realized Gain (Loss) on Foreign Currency Transactions ....            --            --
Net Realized Gain on Futures Contracts .......................            --            --
Change in Unrealized Appreciation (Depreciation) on
   Investments ...............................................     1,016,618     2,453,061
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Transactions .....................................            --            --
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Contracts ........................................            --            --
Change in Unrealized Appreciation (Depreciation) on Futures
   Contracts .................................................            --            --
                                                                 -----------   -----------
Net Realized and Unrealized Gain on Investments ..............     1,632,245     4,940,022
                                                                 -----------   -----------
Increase in Net Assets Resulting from Operations .............   $ 1,784,950   $ 5,220,729
                                                                 ===========   ===========

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

150 HIGHMARK(R) FUNDS

                                                                     CORE        ENHANCED      EQUITY      FUNDAMENTAL
                                                                    EQUITY        GROWTH       INCOME        EQUITY
                                                                     FUND          FUND         FUND          FUND
                                                                 -----------   -----------   -----------   -----------
   Interest Income ...........................................   $       467   $       442   $        --   $        --
   Securities Lending Income .................................            --            --            --            --
   Dividend Income ...........................................       689,560       281,460       307,162        97,069
   Less: Foreign Taxes Withheld ..............................            --        (2,023)       (1,461)         (272)
                                                                 -----------   -----------   -----------   -----------
         Total Investment Income .............................       690,027       279,879       305,701        96,797
                                                                 -----------   -----------   -----------   -----------
   Expenses:
      Investment Adviser Fees ................................       197,103       265,498        45,970        40,503
      Shareholder Servicing Fees Fiduciary Shares ............        77,616         2,009            65        16,865
      Shareholder Servicing Fees Class A Shares ..............         2,867         1,368        14,470             7
      Shareholder Servicing Fees Class B Shares                        1,070            --         2,971            --
      Administration Fees ....................................        49,080        52,890        12,488        10,087
      Custodian Fees .........................................         2,373         2,212           336           422
      Trustees Fees ..........................................         1,438         1,407           334           280
      Chief Compliance Officer Fees ..........................         3,735         3,735         3,362         3,814
      Distribution Fees Class A Shares .......................         2,867         1,368        14,470             7
      Distribution Fees Class B Shares .......................         3,209            --         8,914            --
      Distribution Fees Class C Shares .......................         2,295           912        13,559            19
      Registration Fees ......................................        20,959        19,131        41,412        15,917
      Transfer Agent Fees ....................................         8,737        12,090         9,189         2,503
      Printing Fees ..........................................         3,180         3,692         1,838           678
      Audit Fees .............................................        11,917        12,248        11,769        11,795
      Legal Fees .............................................         3,396         3,242         1,277           594
      Miscellaneous Fees .....................................        14,291        17,176         7,406         8,716
                                                                 -----------   -----------   -----------   -----------
         Total Expenses ......................................       406,133       398,978       189,830       112,207
                                                                 -----------   -----------   -----------   -----------
Less: Waivers and Reduction of Expenses ......................
         Investment Adviser Fees .............................       (44,899)      (30,394)      (71,876)      (39,399)
         Shareholder Servicing Fees - Fiduciary Shares .......       (42,360)       (1,885)          (26)      (12,352)
         Shareholder Servicing Fees - Class A Shares .........        (1,147)         (547)       (5,788)           (3)
         Reduction of Expenses by Administrator ..............        (2,706)       (2,915)         (689)         (556)
                                                                 -----------   -----------   -----------   -----------
Total Waivers and Reduction of Expenses ......................       (91,112)      (35,741)      (78,379)      (52,310)
                                                                 -----------   -----------   -----------   -----------
Total Net Expenses ...........................................       315,021       363,237       111,451        59,897
                                                                 -----------   -----------   -----------   -----------
Net Investment Income (Loss) .................................       375,006       (83,358)      194,250        36,900
                                                                 -----------   -----------   -----------   -----------
Net Realized Gain (Loss) on Investments ......................      (189,259)    2,681,586      (497,038)       93,436
Net Realized Gain (Loss) on Foreign Currency Transactions ....            --            --            --            --
Net Realized Gain on Futures Contracts .......................       221,404            --            --            --
Change in Unrealized Appreciation (Depreciation) on
   Investments ...............................................     6,746,355     2,762,331     2,127,167       777,484
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Transactions .....................................            --            --            --            --
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Contracts ........................................            --            --            --            --
Change in Unrealized Appreciation (Depreciation) on Futures
   Contracts .................................................      (124,804)           --            --            --
                                                                 -----------   -----------   -----------   -----------
Net Realized and Unrealized Gain on Investments ..............     6,653,696     5,443,917     1,630,129       870,920
                                                                 -----------   -----------   -----------   -----------
Increase in Net Assets Resulting from Operations .............   $ 7,028,702   $ 5,360,559   $ 1,824,379   $   907,820
                                                                 ===========   ===========   ===========   ===========

                                                                   GENEVA         GENEVA
                                                                   MID CAP       SMALL CAP   INTERNATIONAL    LARGE CAP
                                                                    GROWTH        GROWTH     OPPORTUNITIES     GROWTH
                                                                     FUND          FUND           FUND          FUND
                                                                 ------------   ----------   -------------   -----------
   Interest Income ...........................................   $         --   $       --   $       1,797   $        --
   Securities Lending Income .................................             --           --          38,928            --
   Dividend Income ...........................................        454,778       14,389       2,130,529       764,811
   Less: Foreign Taxes Withheld ..............................             --           --        (144,795)         (676)
                                                                 ------------   ----------   -------------   -----------
         Total Investment Income .............................        454,778       14,389       2,026,459       764,135
                                                                 ------------   ----------   -------------   -----------
   Expenses:
      Investment Adviser Fees ................................        708,061       25,847       1,077,009       290,661
      Shareholder Servicing Fees Fiduciary Shares ............          6,088        3,653          90,069        84,932
      Shareholder Servicing Fees Class A Shares ..............        199,934        2,713          13,726        25,492
      Shareholder Servicing Fees Class B Shares                         9,274           --              --         6,261
      Administration Fees ....................................        141,059        3,863         169,380        72,378
      Custodian Fees .........................................          4,698          163          53,089         2,889
      Trustees Fees ..........................................          4,448           97           5,396         2,081
      Chief Compliance Officer Fees ..........................          3,362        3,585           3,735         3,735
      Distribution Fees Class A Shares .......................        199,934        2,713          13,726        25,492
      Distribution Fees Class B Shares .......................         27,821           --              --        18,784
      Distribution Fees Class C Shares .......................         82,900          382          11,765        17,694
      Registration Fees ......................................         37,835        3,814          18,278        19,610
      Transfer Agent Fees ....................................         49,586        1,940          33,111        32,333
      Printing Fees ..........................................         20,682          231           9,374         4,815
      Audit Fees .............................................         14,608       13,083          21,954        12,126
      Legal Fees .............................................          9,073          118          10,367         3,991
      Miscellaneous Fees .....................................         14,415        8,373          44,732        12,336
                                                                 ------------   ----------   -------------   -----------
         Total Expenses ......................................      1,533,778       70,575       1,575,711       635,610
                                                                 ------------   ----------   -------------   -----------
Less: Waivers and Reduction of Expenses ......................
         Investment Adviser Fees .............................        (76,051)     (29,366)             --       (47,158)
         Shareholder Servicing Fees - Fiduciary Shares .......         (3,328)      (1,462)        (36,326)      (39,710)
         Shareholder Servicing Fees - Class A Shares .........        (79,974)      (1,085)        (10,004)      (10,197)
         Reduction of Expenses by Administrator ..............         (7,776)        (213)         (9,339)       (3,990)
                                                                 ------------   ----------   -------------   -----------
Total Waivers and Reduction of Expenses ......................       (167,129)     (32,126)        (55,669)     (101,055)
                                                                 ------------   ----------   -------------   -----------
Total Net Expenses ...........................................      1,366,649       38,449       1,520,042       534,555
                                                                 ------------   ----------   -------------   -----------
Net Investment Income (Loss) .................................       (911,871)     (24,060)        506,417       229,580
                                                                 ------------   ----------   -------------   -----------
Net Realized Gain (Loss) on Investments ......................      5,979,412      (35,916)     14,780,903     1,894,351
Net Realized Gain (Loss) on Foreign Currency Transactions ....             --           --        (147,054)           --
Net Realized Gain on Futures Contracts .......................             --           --              --            --
Change in Unrealized Appreciation (Depreciation) on
   Investments ...............................................      8,499,437      226,200        (908,369)    5,653,364
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Transactions .....................................             --           --          (6,969)           --
Change in Unrealized Appreciation (Depreciation) on Foreign
   Currency Contracts ........................................             --           --          (6,802)           --
Change in Unrealized Appreciation (Depreciation) on Futures
   Contracts .................................................             --           --              --            --
                                                                 ------------   ----------   -------------   -----------
Net Realized and Unrealized Gain on Investments ..............     14,478,849      190,284      13,711,709     7,547,715
                                                                 ------------   ----------   -------------   -----------
Increase in Net Assets Resulting from Operations .............   $ 13,566,978   $  166,224   $  14,218,126   $ 7,777,295
                                                                 ============   ==========   =============   ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 151

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

                                                                                                    NYSE ARCA
                                                                                    LARGE CAP        TECH 100
                                                                                      VALUE           INDEX
                                                                                      FUND             FUND
                                                                                  -------------   --------------
   Interest Income ............................................................   $       1,007   $           --
   Income from Investments in Affiliated Funds ................................              --               --
   Securities Lending Income ..................................................              --               --
   Dividend Income ............................................................       2,157,635          681,761
   Less: Foreign Taxes Withheld ...............................................          (4,844)          (1,832)
                                                                                  -------------   --------------
         Total Investment Income ..............................................       2,153,798          679,929
                                                                                  -------------   --------------
   Expenses:
      Investment Adviser Fees .................................................         583,671          345,735
      Shareholder Servicing Fees Fiduciary Shares .............................         199,235               39
      Shareholder Servicing Fees Class A Shares ...............................          36,472          214,831
      Shareholder Servicing Fees Class B Shares ...............................           2,455           17,554
      Administration Fees .....................................................         145,346          147,078
      Custodian Fees ..........................................................           5,702            8,554
      Trustees Fees ...........................................................           4,393            4,983
      Chief Compliance Officer Fees ...........................................           3,735            3,362
      Distribution Fees Class A Shares ........................................          36,472          214,831
      Distribution Fees Class B Shares ........................................           7,366           52,663
      Distribution Fees Class C Shares ........................................          20,134           54,719
      Registration Fees .......................................................          21,246           34,799
      License Fees ............................................................              --           39,377
      Transfer Agent Fees .....................................................          44,381           85,348
      Printing Fees ...........................................................           9,539           22,345
      Audit Fees ..............................................................          12,512           16,170
      Legal Fees ..............................................................           8,460           10,178
      Miscellaneous Fees ......................................................          15,647           13,468
                                                                                  -------------   --------------
         Total Expenses .......................................................       1,156,766        1,286,034
                                                                                  -------------   --------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ..............................................         (51,869)         (65,001)
         Shareholder Servicing Fees - Fiduciary Shares ........................         (88,638)             (16)
         Shareholder Servicing Fees - Class A Shares ..........................         (14,589)         (85,932)
         Reduction of Expenses by Administrator ...............................          (8,013)          (8,108)
                                                                                  -------------   --------------
Total Waivers and Reduction of Expenses .......................................        (163,109)        (159,057)
                                                                                  -------------   --------------
Total Net Expenses ............................................................         993,657        1,126,977
                                                                                  -------------   --------------
Net Investment Income (Loss) ..................................................       1,160,141         (447,048)
                                                                                  -------------   --------------
   Net Realized Gain (Loss) on Investments ....................................       2,781,030       (2,189,230)
   Net Realized Gain (Loss) on Investments in Affiliated Funds ................              --               --
   Net Realized Gain on Futures Contracts .....................................              --               --
   Change in Unrealized Appreciation (Depreciation) on Investments ............      10,956,139       15,485,990
   Change in Unrealized Appreciation (Depreciation) on Investments in
      Affiliated Funds ........................................................              --               --
   Change in Unrealized Appreciation (Depreciation) on Futures Contracts ......              --               --
                                                                                  -------------   --------------
Net Realized and Unrealized Gain on Investments ...............................      13,737,169       13,296,760
                                                                                  -------------   --------------
Increase in Net Assets Resulting from Operations ..............................   $  14,897,310   $   12,849,712
                                                                                  =============   ==============

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

152 HIGHMARK(R) FUNDS

                                                                                                               CAPITAL
                                                               SMALL CAP       SMALL CAP        VALUE          GROWTH
                                                               ADVANTAGE         VALUE         MOMENTUM       ALLOCATION
                                                                 FUND            FUND            FUND            FUND
                                                              ------------   -------------   -------------   -------------
   Interest Income ........................................   $        508   $         518   $          --   $          --
   Income from Investments in Affiliated Funds ............             --              --              --         317,686
   Securities Lending Income ..............................             --          16,876              --              --
   Dividend Income ........................................        121,031         953,428       3,241,793          57,707
   Less: Foreign Taxes Withheld ...........................             --            (260)         (2,426)             --
                                                              ------------   -------------   -------------   -------------
         Total Investment Income ..........................        121,539         970,562       3,239,367         375,393
                                                              ------------   -------------   -------------   -------------
   Expenses:
      Investment Adviser Fees .............................        112,420         408,057       1,001,172          35,294
      Shareholder Servicing Fees Fiduciary Shares .........         29,136          42,123         306,815             262
      Shareholder Servicing Fees Class A Shares ...........            334          49,648          99,546          31,329
      Shareholder Servicing Fees Class B Shares ...........             --           3,705           6,947              --
      Administration Fees .................................         17,680          60,965         249,311          30,133
      Custodian Fees ......................................            740           2,657          10,412           1,261
      Trustees Fees .......................................            505           1,669           6,583             778
      Chief Compliance Officer Fees .......................          3,735           3,735           3,821           3,735
      Distribution Fees Class A Shares ....................            334          49,648          99,546          31,329
      Distribution Fees Class B Shares ....................             --          11,117          20,840              --
      Distribution Fees Class C Shares ....................            457          26,150          15,390          75,314
      Registration Fees ...................................         18,613          19,246          22,876          14,466
      License Fees ........................................             --              --              --              --
      Transfer Agent Fees .................................          3,770          37,003          74,751          22,279
      Printing Fees .......................................          1,262           3,822          16,289           2,090
      Audit Fees ..........................................         11,764          12,103          12,596           8,769
      Legal Fees ..........................................          1,330           3,813          14,514           1,731
      Miscellaneous Fees ..................................         13,327          15,907          20,105           8,446
                                                              ------------   -------------   -------------   -------------
         Total Expenses ...................................        215,407         751,368       1,981,514         267,216
                                                              ------------   -------------   -------------   -------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ..........................        (43,696)       (113,394)        (22,826)        (71,859)
         Shareholder Servicing Fees - Fiduciary Shares ....        (18,163)        (18,332)       (125,056)           (210)
         Shareholder Servicing Fees - Class A Shares ......           (133)        (19,859)        (39,137)        (25,063)
         Reduction of Expenses by Administrator ...........           (975)         (3,361)        (13,744)         (1,661)
                                                              ------------   -------------   -------------   -------------
Total Waivers and Reduction of Expenses ...................        (62,967)       (154,946)       (200,763)        (98,793)
                                                              ------------   -------------   -------------   -------------
Total Net Expenses ........................................        152,440         596,422       1,780,751         168,423
                                                              ------------   -------------   -------------   -------------
Net Investment Income (Loss) ..............................        (30,901)        374,140       1,458,616         206,970
                                                              ------------   -------------   -------------   -------------
   Net Realized Gain (Loss) on Investments ................        642,603      (5,034,271)      1,150,808         (81,579)
   Net Realized Gain (Loss) on Investments in
      Affiliated Funds ....................................             --              --              --      (1,598,765)
   Net Realized Gain on Futures Contracts .................        110,457              --              --              --
   Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................      1,714,716      14,304,117      32,491,287         355,503
   Change in Unrealized Appreciation (Depreciation)
      on Investments in Affiliated Funds ..................             --              --              --       4,307,596
   Change in Unrealized Appreciation (Depreciation)
      on Futures Contracts ................................        (31,374)             --              --              --
                                                              ------------   -------------   -------------   -------------
Net Realized and Unrealized Gain on Investments ...........      2,436,402       9,269,846      33,642,095       2,982,755
                                                              ------------   -------------   -------------   -------------
Increase in Net Assets Resulting from Operations ..........   $  2,405,501   $   9,643,986   $  35,100,711   $   3,189,725
                                                              ============   =============   =============   =============

                                                              DIVERSIFIED      GROWTH &        INCOME
                                                                 EQUITY         INCOME           PLUS
                                                               ALLOCATION      ALLOCATION     ALLOCATION         BOND
                                                                  FUND           FUND            FUND            FUND
                                                              ------------   -------------   -------------   -------------
   Interest Income ........................................   $         --   $          --   $          --   $   8,871,716
   Income from Investments in Affiliated Funds ............         47,884         403,537         138,755              --
   Securities Lending Income ..............................             --              --              --              --
   Dividend Income ........................................          7,201          72,396          26,357           14,629
   Less: Foreign Taxes Withheld ...........................             --              --              --              --
                                                              ------------   -------------   -------------   -------------
         Total Investment Income ..........................         55,085         475,933         165,112       8,886,345
                                                              ------------   -------------   -------------   -------------
   Expenses:
      Investment Adviser Fees .............................          5,624          35,958          10,155         858,536
      Shareholder Servicing Fees Fiduciary Shares .........             46             152             269         392,997
      Shareholder Servicing Fees Class A Shares ...........          3,175          30,115           8,758          30,990
      Shareholder Servicing Fees Class B Shares ...........             --              --              --           3,025
      Administration Fees .................................          4,802          30,700           8,671         256,541
      Custodian Fees ......................................            201           1,316             366          10,732
      Trustees Fees .......................................            151             832             282           8,658
      Chief Compliance Officer Fees .......................          3,670           3,735           3,735           3,735
      Distribution Fees Class A Shares ....................          3,175          30,115           8,758          30,990
      Distribution Fees Class B Shares ....................             --              --              --           9,075
      Distribution Fees Class C Shares ....................         19,257          84,408          21,918           6,768
      Registration Fees ...................................         15,477          13,932          14,426          22,327
      License Fees ........................................             --              --              --              --
      Transfer Agent Fees .................................          4,517          15,274           4,543          44,012
      Printing Fees .......................................            361           2,100             652          17,576
      Audit Fees ..........................................          8,444           8,776           8,634          14,589
      Legal Fees ..........................................            355           1,931             527          17,393
      Miscellaneous Fees ..................................          7,411           8,473           8,389          37,676
                                                              ------------   -------------   -------------   -------------
         Total Expenses ...................................         76,666         267,817         100,083       1,765,620
                                                              ------------   -------------   -------------   -------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ..........................        (41,910)        (64,829)        (43,946)        (64,010)
         Shareholder Servicing Fees - Fiduciary Shares ....            (37)           (122)           (215)       (287,428)
         Shareholder Servicing Fees - Class A Shares ......         (2,540)        (24,092)         (7,007)        (22,313)
         Reduction of Expenses by Administrator ...........           (265)         (1,692)           (478)        (14,145)
                                                              ------------   -------------   -------------   -------------
Total Waivers and Reduction of Expenses ...................        (44,752)        (90,735)        (51,646)       (387,896)
                                                              ------------   -------------   -------------   -------------
Total Net Expenses ........................................         31,914         177,082          48,437       1,377,724
                                                              ------------   -------------   -------------   -------------
Net Investment Income (Loss) ..............................         23,171         298,851         116,675       7,508,621
                                                              ------------   -------------   -------------   -------------
   Net Realized Gain (Loss) on Investments ................          8,428          52,778           7,744       2,820,682
   Net Realized Gain (Loss) on Investments in
      Affiliated Funds ....................................       (137,791)     (1,142,987)         92,687              --
   Net Realized Gain on Futures Contracts .................             --              --              --              --
   Change in Unrealized Appreciation (Depreciation)
      on Investments ......................................         33,577         213,780          57,144       6,794,131
   Change in Unrealized Appreciation (Depreciation)
      on Investments in Affiliated Funds ..................        590,606       3,416,965         348,122              --
   Change in Unrealized Appreciation (Depreciation)
      on Futures Contracts ................................             --              --              --              --
                                                              ------------   -------------   -------------   -------------
Net Realized and Unrealized Gain on Investments ...........        494,820       2,540,536         505,697       9,614,813
                                                              ------------   -------------   -------------   -------------
Increase in Net Assets Resulting from Operations ..........   $    517,991   $   2,839,387   $     622,372   $  17,123,434
                                                              ============   =============   =============   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 153

STATEMENTS OF OPERATIONS
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

                                                                              CALIFORNIA       NATIONAL
                                                                             INTERMEDIATE    INTERMEDIATE
                                                                            TAX-FREE BOND   TAX-FREE BOND
                                                                                 FUND            FUND
                                                                            -------------   -------------
   Interest Income ......................................................   $   3,175,526   $   1,732,278
   Dividend Income ......................................................           3,224           1,638
                                                                            -------------   -------------
         Total Investment Income ........................................       3,178,750       1,733,916
                                                                            -------------   -------------
   Expenses:
      Investment Adviser Fees ...........................................         410,747         245,173
      Shareholder Servicing Fees Fiduciary Shares .......................         126,037          95,291
      Shareholder Servicing Fees Class A Shares .........................          68,445          27,188
      Shareholder Servicing Fees Class B Shares .........................           1,720              --
      Administration Fees ...............................................         122,733          73,263
      Custodian Fees ....................................................           5,134           3,065
      Trustees Fees .....................................................           4,292           2,592
      Chief Compliance Officer Fees .....................................           3,735           3,735
      Distribution Fees Class A Shares ..................................          68,445          27,188
      Distribution Fees Class B Shares ..................................           5,160              --
      Distribution Fees Class C Shares ..................................          27,514             320
      Distribution Fees Class S Shares ..................................              --              --
      Registration Fees .................................................          15,063          18,976
      Transfer Agent Fees ...............................................          20,357          11,685
      Printing Fees .....................................................           8,016           4,765
      Audit Fees ........................................................          13,573          13,255
      Legal Fees ........................................................           8,449           5,483
      Money Market Government Insurance Expense (Note 10) ...............              --              --
      Miscellaneous Fees ................................................          23,021          19,186
                                                                            -------------   -------------
         Total Expenses .................................................         932,441         551,165
                                                                            -------------   -------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ........................................        (236,535)       (173,112)
         Shareholder Servicing Fees - Fiduciary Shares ..................        (100,830)        (76,233)
         Shareholder Servicing Fees - Class A Shares ....................         (54,756)        (21,751)
         Shareholder Servicing Fees - Class B Shares ....................              --              --
         Distribution Fees - Class A Shares (Note 3) ....................              --              --
         Distribution Fees - Class B Shares (Note 3) ....................              --              --
         Distribution Fees - Class C Shares (Note 3) ....................              --              --
         Distribution Fees - Class S Shares (Note 3) ....................              --              --
         Administration Fees ............................................              --              --
         Reduction of Expenses by Administrator .........................          (6,767)         (4,039)
                                                                            -------------   -------------
Total Waivers and Reduction of Expenses .................................        (398,888)       (275,135)
                                                                            -------------   -------------
Total Net Expenses ......................................................         533,553         276,030
                                                                            -------------   -------------
Net Investment Income ...................................................       2,645,197       1,457,886
                                                                            -------------   -------------
   Net Realized Gain on Investments .....................................              --          10,080
   Capital Gain Distributions Received ..................................              --              39
   Change in Unrealized Appreciation (Depreciation) on Investments ......       1,479,898         968,031
                                                                            -------------   -------------
Net Realized and Unrealized Gain on Investments .........................       1,479,898         978,150
                                                                            -------------   -------------
Increase in Net Assets Resulting from Operations ........................   $   4,125,095   $   2,436,036
                                                                            =============   =============

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

154 HIGHMARK(R) FUNDS

                                                                                                        CALIFORNIA
                                                                                                          TAX-FREE     DIVERSIFIED
                                                                           SHORT TERM      WISCONSIN       MONEY           MONEY
                                                                              BOND        TAX-EXEMPT       MARKET         MARKET
                                                                              FUND           FUND           FUND           FUND
                                                                          ------------   ------------   ------------   ------------
   Interest Income ...................................................    $  1,475,609   $  3,366,433   $  1,814,267   $ 14,689,969
   Dividend Income ...................................................           9,940          1,411          3,228             --
                                                                          ------------   ------------   ------------   ------------
         Total Investment Income .....................................       1,485,549      3,367,844      1,817,495     14,689,969
                                                                          ------------   ------------   ------------   ------------
   Expenses:
      Investment Adviser Fees ........................................         164,206        386,980      1,192,471      4,841,088
      Shareholder Servicing Fees Fiduciary Shares ....................          74,998             --        364,172      2,822,556
      Shareholder Servicing Fees Class A Shares ......................          19,131        180,861        585,537        924,078
      Shareholder Servicing Fees Class B Shares ......................              --          3,954             --             --
      Administration Fees ............................................          61,344        115,634        593,724      2,410,633
      Custodian Fees .................................................           2,566          3,445         24,946        100,856
      Trustees Fees ..................................................           1,722          3,930         27,887         90,792
      Chief Compliance Officer Fees ..................................           3,735          3,362          3,670          3,670
      Distribution Fees Class A Shares ...............................          19,131        180,861        585,537        924,078
      Distribution Fees Class B Shares ...............................              --         11,863             --             --
      Distribution Fees Class C Shares ...............................          25,498         26,026             --             --
      Distribution Fees Class S Shares ...............................              --             --         96,836        632,734
      Registration Fees ..............................................          18,073          5,857          7,717         24,669
      Transfer Agent Fees ............................................          11,606         25,849         82,551        277,978
      Printing Fees ..................................................           3,602         15,607         39,949        144,207
      Audit Fees .....................................................          13,386         15,592         16,157         26,224
      Legal Fees .....................................................           3,677          8,743         52,793        173,553
      Money Market Government Insurance Expense (Note 10) ............              --             --         65,130        188,855
      Miscellaneous Fees .............................................          23,342         24,038         41,874        104,273
                                                                          ------------   ------------   ------------   ------------
         Total Expenses ..............................................         446,017      1,012,602      3,780,951     13,690,244
                                                                          ------------   ------------   ------------   ------------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees .....................................         (42,098)      (139,678)      (515,966)            --
         Shareholder Servicing Fees - Fiduciary Shares ...............         (69,049)            --       (342,828)    (2,259,660)
         Shareholder Servicing Fees - Class A Shares .................         (15,305)      (144,688)      (547,829)      (739,262)
         Shareholder Servicing Fees - Class B Shares .................              --             --             --             --
         Distribution Fees - Class A Shares (Note 3) .................              --             --       (538,947)      (125,091)
         Distribution Fees - Class B Shares (Note 3) .................              --             --             --             --
         Distribution Fees - Class C Shares (Note 3) .................              --             --             --             --
         Distribution Fees - Class S Shares (Note 3) .................              --             --        (91,154)      (262,541)
         Administration Fees .........................................              --             --             --             --
         Reduction of Expenses by Administrator ......................          (3,382)        (6,376)       (32,744)      (132,930)
                                                                          ------------   ------------   ------------   ------------
Total Waivers and Reduction of Expenses ..............................        (129,834)      (290,742)    (2,069,468)    (3,519,484)
                                                                          ------------   ------------   ------------   ------------
Total Net Expenses ...................................................         316,183        721,860      1,711,483     10,170,760
                                                                          ------------   ------------   ------------   ------------
Net Investment Income ................................................       1,169,366      2,645,984        106,012      4,519,209
                                                                          ------------   ------------   ------------   ------------
   Net Realized Gain on Investments ..................................          81,284        241,014             --          1,597
   Capital Gain Distributions Received ...............................              --             --             --             --
   Change in Unrealized Appreciation (Depreciation) on
      Investments ....................................................         794,272      3,510,435             --             --
                                                                          ------------   ------------   ------------   ------------
Net Realized and Unrealized Gain on Investments ......................         875,556      3,751,449             --          1,597
                                                                          ------------   ------------   ------------   ------------
Increase in Net Assets Resulting from Operations .....................    $  2,044,922   $  6,397,433   $    106,012   $  4,520,806
                                                                          ============   ============   ============   ============

                                                                                             U.S.       100% U.S.
                                                                             TREASURY     GOVERNMENT    TREASURY
                                                                            PLUS MONEY      MONEY         MONEY
                                                                              MARKET        MARKET        MARKET
                                                                               FUND          FUND          FUND
                                                                            ----------   -----------   -----------
   Interest Income ......................................................   $  160,959   $ 1,325,081   $   594,516
   Dividend Income                                                                  --            --            --
                                                                            ----------   -----------   -----------
         Total Investment Income ........................................      160,959     1,325,081       594,516
                                                                            ----------   -----------   -----------
   Expenses:
      Investment Adviser Fees ...........................................      255,844     1,599,097     1,166,032
      Shareholder Servicing Fees Fiduciary Shares .......................      201,349     1,075,446       604,915
      Shareholder Servicing Fees Class A Shares .........................       11,856        63,579       200,587
      Shareholder Servicing Fees Class B Shares .........................           --           310            --
      Administration Fees ...............................................      127,404       796,310       580,661
      Custodian Fees ....................................................        5,330        33,315        24,292
      Trustees Fees .....................................................        4,009        28,979        20,922
      Chief Compliance Officer Fees .....................................        3,773         3,670         3,670
      Distribution Fees Class A Shares ..................................       11,856        63,579       200,587
      Distribution Fees Class B Shares ..................................           --           930            --
      Distribution Fees Class C Shares ..................................           --           994            --
      Distribution Fees Class S Shares ..................................           --       424,408       365,620
      Registration Fees .................................................        6,196        25,675        15,722
      Transfer Agent Fees ...............................................       13,952        89,717        65,336
      Printing Fees .....................................................        7,850        45,220        33,474
      Audit Fees ........................................................       12,904        16,514        15,371
      Legal Fees ........................................................        9,527        56,524        41,607
      Money Market Government Insurance Expense (Note 10) ...............            1        38,945        40,634
      Miscellaneous Fees ................................................       14,412        67,779        31,418
                                                                            ----------   -----------   -----------
         Total Expenses .................................................      686,263     4,430,991     3,410,848
                                                                            ----------   -----------   -----------
   Less: Waivers and Reduction of Expenses
         Investment Adviser Fees ........................................     (255,517)   (1,574,969)   (1,166,032)
         Shareholder Servicing Fees - Fiduciary Shares ..................     (201,265)   (1,075,446)     (604,899)
         Shareholder Servicing Fees - Class A Shares ....................      (11,853)      (55,553)     (200,585)
         Shareholder Servicing Fees - Class B Shares ....................           --          (276)           --
         Distribution Fees - Class A Shares (Note 3) ....................      (10,243)      (63,578)     (200,583)
         Distribution Fees - Class B Shares (Note 3) ....................           --          (930)           --
         Distribution Fees - Class C Shares (Note 3) ....................           --          (957)           --
         Distribution Fees - Class S Shares (Note 3) ....................           --      (384,329)     (365,615)
         Administration Fees ............................................      (92,499)     (402,694)     (301,258)
         Reduction of Expenses by Administrator .........................       (7,025)      (43,909)      (32,018)
                                                                            ----------   -----------   -----------
Total Waivers and Reduction of Expenses .................................     (578,402)   (3,602,641)   (2,870,990)
                                                                            ----------   -----------   -----------
Total Net Expenses ......................................................      107,861       828,350       539,858
                                                                            ----------   -----------   -----------
Net Investment Income ...................................................       53,098       496,731        54,658
                                                                            ----------   -----------   -----------
   Net Realized Gain on Investments .....................................           --            --           106
   Capital Gain Distributions Received ..................................           --            --            --
   Change in Unrealized Appreciation (Depreciation) on Investments ......           --            --            --
                                                                            ----------   -----------   -----------
Net Realized and Unrealized Gain on Investments .........................           --            --           106
                                                                            ----------   -----------   -----------
Increase in Net Assets Resulting from Operations ........................   $   53,098   $   496,731   $    54,764
                                                                            ==========   ===========   ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 155

STATEMENTS OF CHANGES IN NET ASSETS

                                                    BALANCED                   COGNITIVE VALUE                  CORE EQUITY
                                                      FUND                          FUND                           FUND
                                          ---------------------------   ----------------------------   ----------------------------
                                           SIX MONTHS                    SIX MONTHS                     SIX MONTHS
                                              ENDED                         ENDED                          ENDED
                                            1/31/2010     YEAR ENDED      1/31/2010      YEAR ENDED      1/31/2010      YEAR ENDED
                                           (UNAUDITED)     7/31/2009     (UNAUDITED)      7/31/2009     (UNAUDITED)      7/31/2009
                                          ---------------------------   ----------------------------   ----------------------------
Investment Activities:
   Net Investment Income (Loss) .......   $    152,705   $    439,241   $    280,707   $     797,019   $    375,006   $   1,340,741
   Net Realized Gain (Loss) on
      Investments, Foreign Currency
      Transactions and Futures
      Contracts .......................        615,627     (3,523,227)     2,486,961     (29,319,054)        32,145     (16,649,262)
   Change in Unrealized Appreciation
      (Depreciation) on Investments
      and Futures Contracts ...........      1,016,618        199,547      2,453,061       4,841,815      6,621,551      (3,771,715)
                                          ------------   ------------   ------------   -------------   ------------   -------------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ..........      1,784,950     (2,884,439)     5,220,729     (23,680,220)     7,028,702     (19,080,236)
                                          ------------   ------------   ------------   -------------   ------------   -------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
         Fiduciary Shares .............       (133,613)      (344,488)       (25,991)        (20,119)      (407,091)     (1,249,120)
         Class A Shares ...............        (30,729)       (82,167)        (2,842)           (615)       (11,279)        (40,354)
         Class B Shares ...............         (1,615)        (9,533)            --              --         (1,383)        (13,366)
         Class C Shares ...............         (1,189)        (3,808)        (1,244)         (1,252)          (847)         (7,995)
         Class M Shares ...............             --             --       (584,923)       (815,928)            --              --
         Class R Shares ...............             --             --             --              --             --              --
   Capital Gains:
         Fiduciary Shares .............             --             --             --              --             --              --
         Class A Shares ...............             --             --             --              --             --              --
         Class B Shares ...............             --             --             --              --             --              --
         Class C Shares ...............             --             --             --              --             --              --
         Class M Shares ...............             --             --             --              --             --              --
         Class R Shares ...............             --             --             --              --             --              --
   Return of Capital:
         Fiduciary Shares .............             --             --             --              --             --              --
         Class A Shares ...............             --             --             --              --             --              --
         Class B Shares ...............             --             --             --              --             --              --
         Class C Shares ...............             --             --             --              --             --              --
         Class M Shares ...............             --             --             --              --             --              --
         Class R Shares ...............             --             --             --              --             --              --
                                          ------------   ------------   ------------   -------------   ------------   -------------
            Total Dividends and
               Distributions ..........       (167,146)      (439,996)      (615,000)       (837,914)      (420,600)     (1,310,835)
                                          ------------   ------------   ------------   -------------   ------------   -------------
Change in Net Assets ..................      1,617,804     (3,324,435)     4,605,729     (24,518,134)     6,608,102     (20,391,071)
                                          ------------   ------------   ------------   -------------   ------------   -------------
   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (4) ..........       (351,220)    (4,278,215)    (4,357,045)        588,081     (8,864,753)    (17,614,305)
      Redemption Fees .................             --             --             --              61             --              --
      Fair Funds Settlement (5) .......             --         23,977             --              --             --              --
                                          ------------   ------------   ------------   -------------   ------------   -------------
            Total Increase (Decrease)
               in Net Assets ..........      1,266,584     (7,578,673)       248,684     (23,929,992)    (2,256,651)    (38,005,376)
                                          ------------   ------------   ------------   -------------   ------------   -------------
Net Assets:
      Beginning of Period .............     22,191,648     29,770,321     70,294,112      94,224,104     63,803,345     101,808,721
                                          ------------   ------------   ------------   -------------   ------------   -------------
      End of Period ...................   $ 23,458,232   $ 22,191,648   $ 70,542,796   $  70,294,112   $ 61,546,694   $  63,803,345
                                          ============   ============   ============   =============   ============   =============
Undistributed Net Investment
   Income/(Accumulated Net Investment
   Loss) ..............................   $      1,825   $     16,266   $    (40,420)  $     293,873   $     (1,118)  $      44,476
                                          ============   ============   ============   =============   ============   =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   All outstanding Fiduciary Shares were redeemed on November 24, 2009.

(2) For the nine months ended July 31, 2009 (see Note 9 in the notes to financial statements for details of the Reorganization).

(3)   Commenced operations on August 1, 2008.

(4) For details on share transaction by class, see statements of changes in net assets - (capital stock activity) on pages 164 - 179.

(5) The funds were recipients of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission.

      The proceeds received were part of the Millennium Partners, L.P. and Bear, Stearns & Co., Inc. settlements.

        The accompanying notes are an integral part of the financial statements.

156 HIGHMARK(R) FUNDS

                                                             ENHANCED GROWTH                          EQUITY INCOME
                                                                   FUND                                    FUND
                                                      -----------------------------   ---------------------------------------------
                                                        SIX MONTHS                      SIX MONTHS
                                                          ENDED                           ENDED
                                                        1/31/2010      YEAR ENDED     1/31/2010 (1)    PERIOD ENDED     YEAR ENDED
                                                       (UNAUDITED)      7/31/2009      (UNAUDITED)    7/31/2009 (2)     10/31/2008
                                                      -----------------------------   ---------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ...................   $     (83,358)  $     108,270   $     194,250   $     359,776   $     839,661
   Net Realized Gain (Loss) on Investments, Foreign
      Currency Transactions and Futures
      Contracts ...................................       2,681,586     (17,723,607)       (497,038)     (4,241,546)     (5,575,131)
   Change in Unrealized Appreciation (Depreciation)
      on Investments and Futures Contracts ........       2,762,331      (6,537,074)      2,127,167       3,023,146      (8,101,527)
                                                      -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets Resulting
   From Operations ................................       5,360,559     (24,152,411)      1,824,379        (858,624)    (12,836,997)
                                                      -------------   -------------   -------------   -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
         Fiduciary Shares .........................            (779)             --            (518)             --              --
         Class A Shares ...........................            (160)             --        (133,575)       (272,818)       (559,301)
         Class B Shares ...........................              --              --         (19,466)        (40,305)        (89,338)
         Class C Shares ...........................              (2)             --         (21,757)        (55,620)       (113,783)
         Class M Shares ...........................        (108,244)             --              --              --              --
         Class R Shares ...........................              --              --              --          (2,358)         (3,287)
   Capital Gains:
         Fiduciary Shares .........................              --              --              --              --              --
         Class A Shares ...........................              --              --              --              --        (758,035)
         Class B Shares ...........................              --              --              --              --        (245,075)
         Class C Shares ...........................              --              --              --              --        (209,995)
         Class M Shares ...........................              --              --              --              --              --
         Class R Shares ...........................              --              --              --              --          (3,462)
   Return of Capital:
         Fiduciary Shares .........................              --              --              --              --              --
         Class A Shares ...........................              --              --              --          (9,429)             --
         Class B Shares ...........................              --              --              --          (1,393)             --
         Class C Shares ...........................              --              --              --          (1,922)             --
         Class M Shares ...........................              --              --              --              --              --
         Class R Shares ...........................              --              --              --             (82)             --
                                                      -------------   -------------   -------------   -------------   -------------
            Total Dividends and Distributions .....        (109,185)             --        (175,316)       (383,927)     (1,982,276)
                                                      -------------   -------------   -------------   -------------   -------------
Change in Net Assets ..............................       5,251,374     (24,152,411)      1,649,063      (1,242,551)    (14,819,273)
                                                      -------------   -------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) ......................      (7,595,615)    (32,007,883)     (3,657,173)     (2,284,239)     (9,478,939)
      Redemption Fees .............................              --              --              --              --              --
      Fair Funds Settlement (5) ...................              --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------
            Total Increase (Decrease) in Net
               Assets .............................      (2,344,241)    (56,160,294)     (2,008,110)     (3,526,790)    (24,298,212)
                                                      -------------   -------------   -------------   -------------   -------------
Net Assets:
      Beginning of Period .........................      68,860,658     125,020,952      17,041,827      20,568,617      44,866,829
                                                      -------------   -------------   -------------   -------------   -------------
      End of Period ...............................   $  66,516,417   $  68,860,658   $  15,033,717   $  17,041,827   $  20,568,617
                                                      =============   =============   =============   =============   =============
Undistributed Net Investment Income/(Accumulated
   Net Investment Loss) ...........................   $    (193,599)  $      (1,056)  $      18,934   $          --   $          --
                                                      =============   =============   =============   =============   =============

                                                            FUNDAMENTAL EQUITY                    GENEVA MID CAP GROWTH
                                                                   FUND                                    FUND
                                                      -----------------------------   ---------------------------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                          ENDED                           ENDED
                                                        1/31/2010      YEAR ENDED       1/31/2010     PERIOD ENDED      YEAR ENDED
                                                       (UNAUDITED)    7/31/2009 (3)    (UNAUDITED)    7/31/2009 (2)     10/31/2008
                                                      -----------------------------   ---------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ...................   $      36,900   $      90,317   $    (911,871)  $  (1,316,380)  $  (2,219,011)
   Net Realized Gain (Loss) on Investments, Foreign
      Currency Transactions and Futures
      Contracts ...................................          93,436      (1,996,714)      5,979,412      (4,216,354)     (9,769,687)
   Change in Unrealized Appreciation (Depreciation)
      on Investments and Futures Contracts ........         777,484        (188,309)      8,499,437      22,526,478     (71,809,660)
                                                      -------------   -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets Resulting
   From Operations ................................         907,820      (2,094,706)     13,566,978      16,993,744     (83,798,358)
                                                      -------------   -------------   -------------   -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
         Fiduciary Shares .........................         (83,773)        (49,156)             --              --              --
         Class A Shares ...........................             (21)             --              --              --              --
         Class B Shares ...........................              --              --              --              --              --
         Class C Shares ...........................             (19)             --              --              --              --
         Class M Shares ...........................              --              --              --              --              --
         Class R Shares ...........................              --              --              --              --              --
   Capital Gains:
         Fiduciary Shares .........................              --              --              --              --              --
         Class A Shares ...........................              --              --              --              --     (11,149,169)
         Class B Shares ...........................              --              --              --              --        (977,184)
         Class C Shares ...........................              --              --              --              --      (1,222,187)
         Class M Shares ...........................              --              --              --              --              --
         Class R Shares ...........................              --              --              --              --         (77,459)
   Return of Capital:
         Fiduciary Shares .........................              --              --              --              --              --
         Class A Shares ...........................              --              --              --              --              --
         Class B Shares ...........................              --              --              --              --              --
         Class C Shares ...........................              --              --              --              --              --
         Class M Shares ...........................              --              --              --              --              --
         Class R Shares ...........................              --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------
            Total Dividends and Distributions .....         (83,813)        (49,156)             --              --     (13,425,999)
                                                      -------------   -------------   -------------   -------------   -------------
Change in Net Assets ..............................         824,007      (2,143,862)     13,566,978      16,993,744     (97,224,357)
                                                      -------------   -------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) ......................       2,085,390      13,596,606       6,323,449        (651,656)        646,829
      Redemption Fees .............................              --              --              --              --              --
      Fair Funds Settlement (5) ...................              --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------
            Total Increase (Decrease) in Net
               Assets .............................       2,909,397      11,452,744      19,890,427      16,342,088     (96,577,528)
                                                      -------------   -------------   -------------   -------------   -------------
Net Assets:
     Beginning of Period ..........................      11,452,744              --     172,257,401     155,915,313     252,492,841
                                                      -------------   -------------   -------------   -------------   -------------
     End of Period ................................   $  14,362,141   $  11,452,744   $ 192,147,828   $ 172,257,401   $ 155,915,313
                                                      =============   =============   =============   =============   =============
Undistributed Net Investment Income/(Accumulated
   Net Investment Loss) ...........................   $      (5,252)  $      41,661   $    (911,871)  $          --   $          --
                                                      =============   =============   =============   =============   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 157

STATEMENTS OF CHANGES IN NET ASSETS

                                                   GENEVA SMALL
                                                    CAP GROWTH            INTERNATIONAL OPPORTUNITIES        LARGE CAP GROWTH
                                                       FUND                         FUND                          FUND
                                             --------------------------  ----------------------------  ---------------------------
                                              SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                ENDED                       ENDED                          ENDED
                                              1/31/2010    PERIOD ENDED    1/31/2010     YEAR ENDED      1/31/2010     YEAR ENDED
                                             (UNAUDITED)   7/31/2009(1)   (UNAUDITED)     7/31/2009     (UNAUDITED)     7/31/2009
                                             --------------------------  ----------------------------  ---------------------------
Investment Activities:
   Net Investment Income (Loss) ...........  $   (24,060)  $     (3,545) $    506,417   $   4,522,369  $    229,580   $    734,270
   Net Realized Gain (Loss) on
      Investments, Foreign Currency
      Transactions and
      Futures Contracts ...................      (35,916)        (2,286)   14,633,849     (88,771,528)    1,894,351    (14,084,974)
   Change in Unrealized Appreciation
      (Depreciation) on
      Investments, Foreign Currency
      Transactions, Foreign Currency
        Contracts and Futures Contracts ...      226,200        160,142      (922,140)    (14,939,752)    5,653,364     (1,263,716)*
                                             -----------   ------------  ------------   -------------  ------------   ------------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ..............      166,224        154,311    14,218,126     (99,188,911)    7,777,295    (14,614,420)
                                             -----------   ------------  ------------   -------------  ------------   ------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................           --             --    (1,712,157)     (1,194,263)     (528,202)      (457,392)
      Class A Shares ......................           --             --      (240,267)       (170,735)     (165,268)       (27,979)
      Class B Shares ......................           --             --            --              --            --             --
      Class C Shares ......................           --             --       (31,067)        (26,867)      (20,349)            --
      Class M Shares ......................           --             --    (3,358,353)     (2,826,646)           --             --
   Capital Gains:
      Fiduciary Shares ....................           --             --            --      (1,583,393)           --             --
      Class A Shares ......................           --             --            --        (263,209)           --             --
      Class B Shares ......................           --             --            --              --            --             --
      Class C Shares ......................           --             --            --         (73,129)           --             --
      Class M Shares ......................           --             --            --      (3,509,677)           --             --
                                             -----------   ------------  ------------   -------------  ------------   ------------
         Total Dividends and
            Distributions                             --             --    (5,341,844)     (9,647,919)     (713,819)      (485,371)
                                             -----------   ------------  ------------   -------------  ------------   ------------
Change in Net Assets ......................      166,224        154,311     8,876,282    (108,836,830)    7,063,476    (15,099,791)

   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (3) ..............    2,520,398      3,467,795    (1,494,514)    (33,844,445)   (9,319,099)       304,076
      Redemption Fees .....................           --             --         3,321           3,506            --             --
      Fair Funds Settlement (4) ...........           --             --            --              --            --        214,649
                                             -----------   ------------  ------------   -------------  ------------   ------------
         Total Increase (Decrease)
            in Net Assets .................    2,686,622      3,622,106     7,385,089    (142,677,769)   (2,255,623)   (14,581,066)
                                             -----------   ------------  ------------   -------------  ------------   ------------
Net Assets:
   Beginning of Period ....................    3,622,106             --   210,085,027     352,762,796    93,368,021    107,949,087
                                             -----------   ------------  ------------   -------------  ------------   ------------
   End of Period ..........................  $ 6,308,728   $  3,622,106  $217,470,116   $ 210,085,027  $ 91,112,398   $ 93,368,021
                                             ===========   ============  ============   =============  ============   ============
Undistributed Net Investment Income/
   (Accumulated Net Investment Loss) ......  $   (24,060)  $         --  $   (127,459)  $   4,707,968  $    227,915   $    712,154
                                             ===========   ============  ============   =============  ============   ============

Amounts designated as "--" are either not applicable or less than $1.00.

* Change in unrealized appreciation (depreciation) does not include unrealized appreciation (depreciation) in connection with the Reorganization (see Note 9 in the notes to financial statements).

(1)   Commenced operations on June 12, 2009.

(2) For the nine months ended July 31, 2009 (see Note 9 in the notes to financial statements for details of the Reorganization).

(3) For details on share transaction by class, see statements of changes in net assets - (capital stock activity) on pages 164 - 179.

(4) The funds were recipients of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission.

      The proceeds received were part of the Millennium Partners, L.P. and Bear, Stearns & Co., Inc. settlements.

        The accompanying notes are an integral part of the financial statements.

158 HIGHMARK(R) FUNDS

                                                           Large Cap Value                      NYSE ARCA TECH 100 INDEX
                                                                FUND                                     FUND
                                                   ------------------------------    ----------------------------------------------
                                                    SIX MONTHS                         SIX MONTHS
                                                       ENDED                             ENDED
                                                     1/31/2010        YEAR ENDED       1/31/2010      Period Ended      YEAR ENDED
                                                    (UNAUDITED)       7/31/2009       (UNAUDITED)     7/31/2009 (2)    10/31/2008
                                                   ------------------------------    ----------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .................  $   1,160,141    $   3,133,275    $    (447,048)   $    (391,262)  $  (1,458,396)
   Net Realized Gain (Loss) on Investments,
      Foreign Currency Transactions and
      Futures Contracts .........................      2,781,030      (42,992,609)      (2,189,230)     (20,399,115)    (12,783,115)
   Change in Unrealized Appreciation
      (Depreciation) on Investments, Foreign
      Currency Transactions, Foreign
      Currency Contracts and Futures Contracts ..     10,956,139       (1,581,972)*     15,485,990       48,224,267    (112,815,420)
                                                   -------------    -------------    -------------    -------------   -------------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ....................     14,897,310      (41,441,306)      12,849,712       27,433,890    (127,056,931)
                                                   -------------    -------------    -------------    -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..........................     (1,044,026)      (2,637,188)              --               --              --
      Class A Shares ............................       (150,713)        (433,855)              --               --              --
      Class B Shares ............................         (5,276)         (10,389)              --               --              --
      Class C Shares ............................        (10,940)         (38,733)              --               --              --
      Class M Shares ............................             --               --               --               --              --
   Capital Gains:
      Fiduciary Shares ..........................             --               --               --               --              --
      Class A Shares ............................             --               --               --               --              --
      Class B Shares ............................             --               --               --               --              --
      Class C Shares ............................             --               --               --               --              --
      Class M Shares ............................             --               --               --               --              --
                                                   -------------    -------------    -------------    -------------   -------------
         Total Dividends and Distributions ......     (1,210,955)      (3,120,165)              --               --              --
                                                   -------------    -------------    -------------    -------------   -------------
Change in Net Assets ............................     13,686,355      (44,561,471)      12,849,712       27,433,890    (127,056,931)

   Net Increase (Decrease) in
      Net Assets From:
      Share Transactions (3) ....................    (17,441,919)       9,935,741      (17,390,686)     (30,958,842)    (59,266,369)
      Redemption Fees ...........................             --               --               --               --              --
      Fair Funds Settlement (4) .................             --               --               --               --              --
                                                   -------------    -------------    -------------    -------------   -------------
         Total Increase (Decrease)
            in Net Assets .......................     (3,755,564)     (34,625,730)      (4,540,974)      (3,524,952)   (186,323,300)
                                                   -------------    -------------    -------------    -------------   -------------
Net Assets:
   Beginning of Period ..........................    185,599,801      220,225,531      191,962,340      195,487,292     381,810,592
                                                   -------------    -------------    -------------    -------------   -------------
   End of Period ................................  $ 181,844,237    $ 185,599,801    $ 187,421,366    $ 191,962,340   $ 195,487,292
                                                   =============    =============    =============    =============   =============
Undistributed Net Investment Income/
   (Accumulated Net Investment Loss) ............  $       4,220    $      55,034    $    (447,048)   $          --   $          --
                                                   =============    =============    =============    =============   =============

                                                                          SMALL CAP ADVANTAGE              SMALL CAP VALUE FUND
                                                                                 FUND                              FUND
                                                                    ------------------------------    -----------------------------
                                                                      SIX MONTHS                       SIX MONTHS
                                                                        ENDED                             ENDED
                                                                      1/31/2010        YEAR ENDED       1/31/2010      YEAR ENDED
                                                                     (UNAUDITED)       7/31/2009       (UNAUDITED)     7/31/2009
                                                                    ------------------------------    -----------------------------
Investment Activities:
   Net Investment Income (Loss) .................................   $     (30,901)   $      97,611    $     374,140   $   1,493,890
   Net Realized Gain (Loss) on Investments,
      Foreign Currency Transactions and
      Futures Contracts .........................................         753,060       (8,453,689)      (5,034,271)    (26,136,516)
   Change in Unrealized Appreciation
      (Depreciation) on Investments, Foreign
      Currency Transactions, Foreign
      Currency Contracts and Futures Contracts ..................       1,683,342        1,132,243       14,304,117         587,678
                                                                    -------------    -------------    -------------   -------------
Net Increase (Decrease) in Net Assets
   Resulting From Operations ....................................       2,405,501       (7,223,835)       9,643,986     (24,054,948)
                                                                    -------------    -------------    -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..........................................         (96,482)         (33,798)        (392,325)     (1,088,789)
      Class A Shares ............................................            (600)            (454)        (413,599)       (632,045)
      Class B Shares ............................................              --               --          (13,921)        (36,189)
      Class C Shares ............................................              --               --          (29,210)        (66,785)
      Class M Shares ............................................              --               --               --              --
   Capital Gains:
      Fiduciary Shares ..........................................              --               --               --        (358,268)
      Class A Shares ............................................              --               --               --        (219,074)
      Class B Shares ............................................              --               --               --         (27,964)
      Class C Shares ............................................              --               --               --         (43,162)
      Class M Shares ............................................              --               --               --              --
                                                                    -------------    -------------    -------------   -------------
         Total Dividends and Distributions ......................         (97,082)         (34,252)        (849,055)     (2,472,276)
                                                                    -------------    -------------    -------------   -------------
Change in Net Assets ............................................       2,308,419       (7,258,087)       8,794,931     (26,527,224)

   Net Increase (Decrease) in
      Net Assets From:
      Share Transactions (3) ....................................      (1,769,887)       2,369,668      (10,114,599)    (28,022,521)
      Redemption Fees ...........................................              --              155              112           4,585
      Fair Funds Settlement (4) .................................              --               --               --              --
                                                                    -------------    -------------    -------------   -------------
         Total Increase (Decrease)
            in Net Assets .......................................         538,532       (4,888,264)      (1,319,556)    (54,545,160)
                                                                    -------------    -------------    -------------   -------------
Net Assets:
   Beginning of Period ..........................................      22,398,085       27,286,349       76,195,785     130,740,945
                                                                    -------------    -------------    -------------   -------------
   End of Period ................................................   $  22,936,617    $  22,398,085    $  74,876,229   $  76,195,785
                                                                    =============    =============    =============   =============
Undistributed Net Investment Income/
   (Accumulated Net Investment Loss) ............................   $     (31,085)   $      96,898    $     (57,403)  $     417,512
                                                                    =============    =============    =============   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 159

STATEMENTS OF CHANGES IN NET ASSETS

                                                VALUE MOMENTUM           CAPITAL GROWTH ALLOCATION    DIVERSIFIED EQUITY ALLOCATION
                                                     FUND                          FUND                          FUND
                                         ----------------------------   ---------------------------  ------------------------------
                                           SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                             ENDED                          ENDED                        ENDED
                                           1/31/2010      YEAR ENDED      1/31/2010     YEAR ENDED     1/31/2010      YEAR ENDED
                                          (UNAUDITED)     7/31/2009      (UNAUDITED)    7/31/2009     (UNAUDITED)      7/31/2009
                                         ----------------------------   ---------------------------  ------------------------------
Investment Activities:
   Net Investment Income ..............  $   1,458,616  $   4,576,342   $    206,970  $     325,919  $      23,171  $        12,013
   Net Realized Gain (Loss)
      on Investments,
      Affiliated Funds, and
      Capital Gains Distributions
      Received ........................      1,150,808    (23,868,232)    (1,680,344)   (10,049,391)      (129,363)      (1,388,833)
   Change in Unrealized Appreciation
      (Depreciation) on Investments
      and Affiliated Funds ............     32,491,287    (59,439,324)*    4,663,099     (2,156,858)       624,183          639,489
                                         -------------  -------------   ------------  -------------  -------------  ---------------
Net Increase (Decrease) in Net Assets
      Resulting From Operations .......     35,100,711    (78,731,214)     3,189,725    (11,880,330)       517,991         (737,331)
                                         -------------  -------------   ------------  -------------  -------------  ---------------
Dividends and Distributions
   to Shareholders:
   Net Investment Income:
      Fiduciary Shares ................     (1,205,417)    (4,177,339)        (1,257)        (2,256)          (182)             (69)
      Class A Shares ..................       (309,503)      (327,044)      (115,547)      (305,266)        (9,513)          (6,063)
      Class B Shares ..................         (7,097)       (24,679)            --             --             --               --
      Class C Shares ..................         (4,130)       (11,628)       (28,885)            --         (2,009)            (158)
   Capital Gains:
      Fiduciary Shares ................             --    (17,138,714)            --        (11,713)            --             (354)
      Class A Shares ..................             --     (1,227,539)            --     (2,141,795)            --          (43,881)
      Class B Shares ..................             --       (177,864)            --             --             --               --
      Class C Shares ..................             --        (74,372)            --     (1,161,096)            --          (41,763)
                                         -------------  -------------   ------------  -------------  -------------  ---------------
        Total Dividends and
           Distributions ..............     (1,526,147)   (23,159,179)      (145,689)    (3,622,126)       (11,704)         (92,288)
                                         -------------  -------------   ------------  -------------  -------------  ---------------
Change in Net Assets ..................     33,574,564   (101,890,393)     3,044,036    (15,502,456)       506,287         (829,619)
                                         -------------  -------------   ------------  -------------  -------------  ---------------
   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (1) ..........    (23,793,469)    57,036,489     (1,315,324)    (7,530,595)       171,369        1,634,483
                                         -------------  -------------   ------------  -------------  -------------  ---------------
        Total Increase (Decrease)
           in Net Assets ..............      9,781,095    (44,853,904)     1,728,712    (23,033,051)       677,656          804,864
                                         -------------  -------------   ------------  -------------  -------------  ---------------
Net Assets:
   Beginning of Period ................    313,706,500    358,560,404     38,060,080     61,093,131      5,804,659        4,999,795
                                         -------------  -------------   ------------  -------------  -------------  ---------------
   End of Period ......................  $ 323,487,595  $ 313,706,500   $ 39,788,792  $  38,060,080  $   6,482,315  $     5,804,659
                                         =============  =============   ============  =============  =============  ===============
Undistributed Net Investment
   Income/(Accumulated Net
   Investment Loss) ...................  $      (5,925) $      61,606   $    142,043  $      80,762  $      22,670  $        11,203
                                         =============  =============   ============  =============  =============  ===============

Amounts designated as "--" are either not applicable or less than $1.00.

* Change in unrealized appreciation (depreciation) does not include unrealized appreciation (depreciation) in connection with the Reorganization (see Note 9 in the notes to financial statements).

(1) For details on share transaction by class, see statements of changes in net assets - (capital stock activity) on pages 164 - 179.

        The accompanying notes are an integral part of the financial statements.

160 HIGHMARK(R) FUNDS

                                                                        GROWTH & INCOME ALLOCATION        INCOME PLUS ALLOCATION
                                                                                   FUND                          FUND
                                                                      -----------------------------   -----------------------------
                                                                        SIX MONTHS                      SIX MONTHS
                                                                          ENDED                           ENDED
                                                                        1/31/2010       YEAR ENDED      1/31/2010       YEAR ENDED
                                                                       (UNAUDITED)      7/31/2009      (UNAUDITED)      7/31/2009
                                                                      -----------------------------   -----------------------------
Investment Activities:
   Net Investment Income ..........................................   $     298,851   $     588,242   $     116,675   $     184,454
   Net Realized Gain (Loss) on Investments, Affiliated Funds,
     and Capital Gains Distributions Received .....................      (1,090,209)    (11,271,066)        100,431      (1,598,154)
   Change in Unrealized Appreciation (Depreciation) on
     Investments and Affiliated Funds .............................       3,630,745        1,824,428        405,266       1,262,619
                                                                      -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets Resulting
     From Operations ..............................................       2,839,387      (8,858,396)        622,372        (151,081)
                                                                      -------------   -------------   -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .............................................          (1,068)         (1,923)         (2,286)         (3,225)
     Class A Shares ...............................................        (184,367)       (428,603)        (66,580)       (130,405)
     Class B Shares ...............................................              --              --              --              --
     Class C Shares ...............................................         (71,764)       (148,251)        (28,598)        (56,245)
   Capital Gains:
     Fiduciary Shares .............................................              --          (6,583)             --          (3,253)
     Class A Shares ...............................................              --      (1,663,271)             --        (159,945)
     Class B Shares ...............................................              --              --              --              --
     Class C Shares ...............................................              --        (932,511)             --        (102,692)
                                                                      -------------   -------------   -------------   -------------
       Total Dividends and Distributions ..........................        (257,199)     (3,181,142)        (97,464)       (455,765)
                                                                      -------------   -------------   -------------   -------------
Change in Net Assets ..............................................       2,582,188     (12,039,538)        524,908        (606,846)
                                                                      -------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net Assets From:
     Share Transactions (1) .......................................          (5,059)     (6,992,871)      2,578,626       1,875,947
                                                                      -------------   -------------   -------------   -------------
       Total Increase (Decrease) in Net Assets ....................       2,577,129     (19,032,409)      3,103,534       1,269,101
                                                                      -------------   -------------   -------------   -------------
Net Assets:
   Beginning of Period ............................................      38,935,496      57,967,905       9,786,758       8,517,657
                                                                      -------------   -------------   -------------   -------------
   End of Period ..................................................   $  41,512,625   $  38,935,496   $  12,890,292   $   9,786,758
                                                                      =============   =============   =============   =============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ...............................................   $     146,502   $     104,850   $      31,988   $      12,777
                                                                      =============   =============   =============   =============

                                                                                  BOND                   CALIFORNIA INTERMEDIATE
                                                                                  FUND                      TAX-FREE BOND FUND
                                                                      -----------------------------   -----------------------------
                                                                        SIX MONTHS                      SIX MONTHS
                                                                          ENDED                           ENDED
                                                                        1/31/2010       YEAR ENDED      1/31/2010       YEAR ENDED
                                                                       (UNAUDITED)      7/31/2009      (UNAUDITED)      7/31/2009
                                                                      -----------------------------   -----------------------------
Investment Activities:
   Net Investment Income ..........................................   $   7,508,621   $  15,383,836   $   2,645,197   $   4,498,923
   Net Realized Gain (Loss) on Investments, Affiliated Funds,
     and Capital Gains Distributions Received .....................       2,820,682       1,271,467              --         274,550
   Change in Unrealized Appreciation (Depreciation) on
     Investments and Affiliated Funds .............................       6,794,131       7,271,133       1,479,898       2,750,979
                                                                      -------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets Resulting
     From Operations ..............................................      17,123,434      23,926,436       4,125,095       7,524,452
                                                                      -------------   -------------   -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares .............................................      (7,032,745)    (14,125,468)     (1,685,063)     (3,175,821)
     Class A Shares ...............................................        (535,928)     (1,220,692)       (855,605)     (1,193,610)
     Class B Shares ...............................................         (43,051)       (134,120)        (15,970)        (59,137)
     Class C Shares ...............................................         (36,553)        (18,089)       (100,832)        (72,978)
   Capital Gains:
     Fiduciary Shares .............................................              --              --        (169,020)       (162,406)
     Class A Shares ...............................................              --              --         (90,864)        (64,023)
     Class B Shares ...............................................              --              --          (2,029)         (4,624)
     Class C Shares ...............................................              --              --         (14,001)         (3,338)
                                                                      -------------   -------------   -------------   -------------
       Total Dividends and Distributions ..........................      (7,648,277)    (15,498,369)     (2,933,384)     (4,735,937)
                                                                      -------------   -------------   -------------   -------------
Change in Net Assets ..............................................       9,475,157       8,428,067       1,191,711       2,788,515
                                                                      -------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net Assets From:
     Share Transactions (1) .......................................       4,320,518     (54,574,279)     18,415,865      25,878,331
                                                                      -------------   -------------   -------------   -------------
       Total Increase (Decrease) in Net Assets ....................      13,795,675     (46,146,212)     19,607,576      28,666,846
                                                                      -------------   -------------   -------------   -------------
Net Assets:
   Beginning of Period ............................................     333,838,069     379,984,281     151,811,746     123,144,900
                                                                      -------------   -------------   -------------   -------------
   End of Period ..................................................   $ 347,633,744   $ 333,838,069   $ 171,419,322   $ 151,811,746
                                                                      =============   =============   =============   =============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ...............................................   $     204,694   $     344,350   $       5,230   $      17,503
                                                                      =============   =============   =============   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 161

STATEMENTS OF CHANGES IN NET ASSETS

                                   NATIONAL INTERMEDIATE         SHORT TERM BOND                     WISCONSIN TAX-EXEMPT
                                    TAX-FREE BOND FUND                 FUND                                 FUND
                                --------------------------  --------------------------  -------------------------------------------
                                 SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                   ENDED                        ENDED                       ENDED
                                1/31/2010(1)   YEAR ENDED     1/31/2010    YEAR ENDED     1/31/2010     PERIOD ENDED    YEAR ENDED
                                (UNAUDITED)     7/31/2009    (UNAUDITED)   7/31/2009     (UNAUDITED)    7/31/2009(2)    10/31/2008
                                --------------------------  --------------------------  -------------------------------------------
Investment Activities:
   Net Investment Income .....  $  1,457,886  $  2,569,580  $  1,169,366  $  1,994,635  $   2,645,984  $   4,063,602  $   5,892,362
   Net Realized Gain (Loss)
      on Investments and
      Capital Gains
      Distributions
      Received ...............        10,119            --        81,284      (253,064)       241,014       (210,792)        39,356
   Change in Unrealized
      Appreciation
      (Depreciation)
      on Investments .........       968,031     1,729,714       794,272       792,628      3,510,435      7,654,037    (12,206,254)
                                ------------  ------------  ------------  ------------  -------------  -------------  -------------
Net Increase (Decrease)
   in Net Assets
   Resulting From
   Operations ................     2,436,036     4,299,294     2,044,922     2,534,199      6,397,433     11,506,847     (6,274,536)
                                ------------  ------------  ------------  ------------  -------------  -------------  -------------
Dividends and Distributions
   to Shareholders:
   Net Investment Income:
      Fiduciary Shares .......    (1,154,809)   (2,214,137)     (916,005)   (1,855,111)            --             --             --
      Class A Shares .........      (305,334)     (355,881)     (218,481)     (105,388)    (2,521,369)    (3,757,517)    (5,633,475)
      Class B Shares .........            --            --            --            --        (43,906)       (65,313)       (99,941)
      Class C Shares .........        (1,140)           --       (81,902)      (28,366)      (106,039)      (126,320)      (184,398)
      Class S Shares .........            --            --            --            --             --             --             --
   Capital Gains:
      Fiduciary Shares .......            --       (49,824)           --            --             --             --             --
      Class A Shares .........            --        (7,274)           --            --             --             --             --
                                ------------  ------------  ------------  ------------  -------------  -------------  -------------
         Total Dividends and
            Distributions ....    (1,461,283)   (2,627,116)   (1,216,388)   (1,988,865)    (2,671,314)    (3,949,150)    (5,917,814)
                                ------------  ------------  ------------  ------------  -------------  -------------  -------------
Change in Net Assets .........       974,753     1,672,178       828,534       545,334      3,726,119      7,557,697    (12,192,350)
                                ------------  ------------  ------------  ------------  -------------  -------------  -------------
   Net Increase (Decrease)
      in Net Assets From:
      Share
      Transactions (4) .......     3,500,714    22,622,195    31,521,173     9,846,615        579,450    (10,471,651)    (3,047,367)
                                ------------  ------------  ------------  ------------  -------------  -------------  -------------
         Total Increase
            (Decrease) in
            Net Assets .......     4,475,467    24,294,373    32,349,707    10,391,949      4,305,569     (2,913,954)   (15,239,717)
                                ------------  ------------  ------------  ------------  -------------  -------------  -------------
   Net Assets:
      Beginning of Period ....    94,284,595    69,990,222    63,982,866    53,590,917    149,947,765    152,861,719    168,101,436
                                ------------  ------------  ------------  ------------  -------------  -------------  -------------
      End of Period ..........  $ 98,760,062  $ 94,284,595  $ 96,332,573  $ 63,982,866  $ 154,253,334  $ 149,947,765  $ 152,861,719
                                ------------  ------------  ------------  ------------  -------------  -------------  -------------
Undistributed Net
   Investment Income/
   (Accumulated Net
   Investment Loss) ..........  $     14,683  $     18,080  $    (28,883) $     18,139  $      71,544  $      96,874  $     (17,578)
                                ============  ============  ============  ============  =============  =============  =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   Class C Shares resumed operations on December 4, 2009.

(2) For the nine months ended July 31, 2009 (see Note 9 in the notes to financial statements for details of the Reorganization).

(3)   Commenced operations on August 14, 2008.

(4) For details on share transaction by class, see statements of changes in net assets - (capital stock activity) on pages 164 - 179.

        The accompanying notes are an integral part of the financial statements.

162 HIGHMARK(R) FUNDS

                                                                                                              TREASURY PLUS
                                         CALIFORNIA TAX-FREE           DIVERSIFIED MONEY MARKET                 MONEY MARKET
                                          MONEY MARKET FUND                      FUND                              FUND
                                   ------------------------------  ---------------------------------  -----------------------------
                                     SIX MONTHS                      SIX MONTHS                         SIX MONTHS
                                       ENDED                           ENDED                              ENDED
                                     1/31/2010       YEAR ENDED      1/31/2010          YEAR ENDED      1/31/2010      PERIOD ENDED
                                    (UNAUDITED)      7/31/2009      (UNAUDITED)         7/31/2009      (UNAUDITED)     7/31/2009(3)
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
Investment Activities:
   Net Investment Income ........  $     106,012   $   12,417,334  $     4,519,209   $    47,718,812  $      53,098   $     258,914
   Net Realized Gain (Loss)
      on Investments and
      Capital Gains
      Distributions Received ....             --           49,628            1,597            66,058             --              --
   Change in Unrealized
      Appreciation
      (Depreciation)
      on Investments ............             --               --               --                --             --              --
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
Net Increase (Decrease)
   in Net Assets
   Resulting From Operations ....        106,012       12,466,962        4,520,806        47,784,870         53,098         258,914
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
Dividends and Distributions
   to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..........        (55,651)      (5,473,489)      (3,928,887)      (32,026,561)       (51,120)       (241,416)
      Class A Shares ............        (46,840)      (6,650,655)        (503,638)      (12,179,555)        (1,978)        (17,498)
      Class B Shares ............             --               --               --                --             --              --
      Class C Shares ............             --               --               --                --             --              --
      Class S Shares ............         (3,521)        (293,504)         (86,684)       (3,512,696)            --              --
   Capital Gains:
      Fiduciary Shares ..........             --               --               --                --             --              --
      Class A Shares ............             --               --               --                --             --              --
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
         Total Dividends
            and Distributions ...       (106,012)     (12,417,648)      (4,519,209)      (47,718,812)       (53,098)       (258,914)
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
Change in Net Assets ............             --           49,314            1,597            66,058             --              --
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
   Net Increase (Decrease)
      in Net Assets From:
      Share Transactions (4) ....   (368,573,762)    (183,464,174)    (653,454,043)         (286,706)    39,954,314     153,080,167
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
         Total Increase
            (Decrease)
            in Net Assets .......   (368,573,762)    (183,414,860)    (653,452,446)         (220,648)    39,954,314     153,080,167
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
   Net Assets:
      Beginning of Period .......    986,467,751    1,169,882,611    3,508,893,415     3,509,114,063    153,080,167              --
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
      End of Period .............  $ 617,893,989   $  986,467,751  $ 2,855,440,969   $ 3,508,893,415  $ 193,034,481   $ 153,080,167
                                   -------------   --------------  ---------------   ---------------  -------------   -------------
Undistributed Net
   Investment Income/
   (Accumulated Net
   Investment Loss) .............  $         301   $          301  $        10,857   $        10,857  $       6,796   $       6,796
                                   =============   ==============  ===============   ===============  =============   =============

                                                                                                   100%
                                                       U.S. GOVERNMENT MONEY                U.S. TREASURY MONEY
                                                           MARKET FUND                          MARKET FUND
                                                  ---------------------------------   ---------------------------------
                                                     SIX MONTHS                          SIX MONTHS
                                                       ENDED                               ENDED
                                                     1/31/2010         YEAR ENDED        1/31/2010         YEAR ENDED
                                                    (UNAUDITED)        7/31/2009        (UNAUDITED)        7/31/2009
                                                  ---------------   ---------------   ---------------   ---------------
Investment Activities:
   Net Investment Income ......................   $       496,731   $     8,075,912   $        54,658   $     1,599,214
   Net Realized Gain (Loss)
      on Investments and
      Capital Gains
      Distributions Received ..................                --             4,809               106            57,950

   Change in Unrealized
      Appreciation
      (Depreciation)
      on Investments ..........................                --                --                --                --
                                                  ---------------   ---------------   ---------------   ---------------
Net Increase (Decrease)
   in Net Assets
   Resulting From Operations ..................           496,731         8,080,721            54,764         1,657,164
                                                  ---------------   ---------------   ---------------   ---------------
Dividends and Distributions
   to Shareholders:
   Net Investment Income:
      Fiduciary Shares ........................          (437,345)       (6,100,320)          (33,902)       (1,061,703)
      Class A Shares ..........................           (20,646)         (800,188)          (11,652)         (291,845)
      Class B Shares ..........................               (95)             (948)               --                --
      Class C Shares ..........................               (99)           (1,874)           (9,104)         (245,666)
      Class S Shares ..........................           (38,546)       (1,172,582)
   Capital Gains:
      Fiduciary Shares ........................                --                --                --                --
      Class A Shares ..........................                --                --                --                --
                                                  ---------------   ---------------   ---------------   ---------------
         Total Dividends
            and Distributions .................          (496,731)       (8,075,912)          (54,658)       (1,599,214)
                                                  ---------------   ---------------   ---------------   ---------------
Change in Net Assets ..........................                --             4,809               106            57,950
                                                  ---------------   ---------------   ---------------   ---------------
   Net Increase (Decrease)
      in Net Assets From:
      Share Transactions (4) ..................       203,919,633       280,307,127        17,868,316       (22,791,727)
                                                  ---------------   ---------------   ---------------   ---------------
         Total Increase
            (Decrease)
            in Net Assets .....................       203,919,633       280,311,936        17,868,422       (22,733,777)
                                                  ---------------   ---------------   ---------------   ---------------
   Net Assets:
      Beginning of Period .....................     1,098,255,714       817,943,778       736,320,688       759,054,465
                                                  ---------------   ---------------   ---------------   ---------------
      End of Period ...........................   $ 1,302,175,347   $ 1,098,255,714   $   754,189,110   $   736,320,688
                                                  ---------------   ---------------   ---------------   ---------------
Undistributed Net
   Investment Income/
   (Accumulated Net
   Investment Loss) ...........................   $            --   $            --   $            --   $            --
                                                  ===============   ===============   ===============   ===============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 163

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)

                                                                                                  BALANCED FUND
                                                                                --------------------------------------------------
                                                                                      SIX MONTHS
                                                                                        ENDED
                                                                                      1/31/2010                 YEAR ENDED
                                                                                     (UNAUDITED)                7/31/2009
                                                                                 SHARES       DOLLARS       SHARES      DOLLARS
                                                                                --------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................................     88,612    $ 1,071,102     224,342   $  2,337,249
      Reinvestment of Dividends and
         Distributions ......................................................     11,041        133,613      33,727        344,488
      Cost of Shares Redeemed ...............................................   (169,358)    (2,033,194)   (543,137)    (5,681,321)
                                                                                --------    -----------   ---------   ------------
         Total Fiduciary Share Transactions .................................    (69,705)      (828,479)   (285,068)    (2,999,584)
                                                                                --------    -----------   ---------   ------------
   Class A Shares:
      Proceeds from Shares Issued ...........................................     40,608        489,147     319,172      3,075,121
      Reinvestment of Dividends and
         Distributions ......................................................      2,365         28,592       7,676         77,923
      Cost of Shares Redeemed ...............................................    (16,131)      (193,100)   (391,002)    (3,859,955)
                                                                                --------    -----------   ---------   ------------
         Total Class A Share Transactions ...................................     26,842        324,639     (64,154)      (706,911)
                                                                                --------    -----------   ---------   ------------
   Class B Shares:
      Proceeds from Shares Issued ...........................................     15,815        196,185          --             --
      Reinvestment of Dividends and
         Distributions ......................................................        132          1,604         934          9,484
      Cost of Shares Redeemed ...............................................     (9,682)      (116,153)    (55,983)      (576,374)
                                                                                --------    -----------   ---------   ------------
         Total Class B Share Transactions ...................................      6,265         81,636     (55,049)      (566,890)
                                                                                --------    -----------   ---------   ------------
   Class C Shares:
      Proceeds from Shares Issued ...........................................      9,767        118,866       8,872         85,071
      Reinvestment of Dividends and
         Distributions ......................................................         95          1,148         365          3,679
      Cost of Shares Redeemed ...............................................     (4,014)       (49,030)     (9,405)       (93,580)
                                                                                --------    -----------   ---------   ------------
         Total Class C Share Transactions ...................................      5,848         70,984        (168)        (4,830)
                                                                                --------    -----------   ---------   ------------
   Class M Shares:
      Proceeds from Shares Issued ...........................................         --             --          --             --
      Reinvestment of Dividends and
         Distributions ......................................................         --             --          --             --
      Cost of Shares Redeemed ...............................................         --             --          --             --
                                                                                --------    -----------   ---------   ------------
         Total Class M Share Transactions ...................................         --             --          --             --
                                                                                --------    -----------   ---------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity .....................................................    (30,750)   $  (351,220)   (404,439)  $ (4,278,215)
                                                                                ========    ===========   =========   ============

                                                                                     COGNITIVE VALUE FUND
                                                                      --------------------------------------------------------
                                                                            SIX MONTHS
                                                                               ENDED
                                                                             1/31/2010                      YEAR ENDED
                                                                            (UNAUDITED)                     7/31/2009
                                                                       SHARES        DOLLARS         SHARES          DOLLARS
                                                                      --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .................................     153,225   $  1,244,803         125,403    $    912,850
      Reinvestment of Dividends and
         Distributions ............................................       1,819         15,500           2,891          20,119
      Cost of Shares Redeemed .....................................     (21,815)      (180,195)       (119,057)       (905,623)
                                                                      ---------   ------------   -------------    ------------
         Total Fiduciary Share Transactions .......................     133,229      1,080,108           9,237          27,346
                                                                      ---------   ------------   -------------    ------------
   Class A Shares:
      Proceeds from Shares Issued .................................      17,446        145,156          22,608         156,970
      Reinvestment of Dividends and
         Distributions ............................................         326          2,791              83             584
      Cost of Shares Redeemed .....................................      (3,233)       (27,189)        (30,429)       (221,817)
                                                                      ---------   ------------   -------------    ------------
         Total Class A Share Transactions .........................      14,539        120,758          (7,738)        (64,263)
                                                                      ---------   ------------   -------------    ------------
   Class B Shares:
      Proceeds from Shares Issued .................................          --             --              --              --
      Reinvestment of Dividends and
         Distributions ............................................          --             --              --              --
      Cost of Shares Redeemed .....................................          --             --              --              --
                                                                      ---------   ------------   -------------    ------------
         Total Class B Share Transactions .........................          --             --              --              --
                                                                      ---------   ------------   -------------    ------------
   Class C Shares:
      Proceeds from Shares Issued .................................       6,029         48,000          48,783         350,998
      Reinvestment of Dividends and
         Distributions ............................................         149          1,244             183           1,252
      Cost of Shares Redeemed .....................................         (66)          (542)           (147)         (1,014)
                                                                      ---------   ------------   -------------    ------------
         Total Class C Share Transactions .........................       6,112         48,702          48,819         351,236
                                                                      ---------   ------------   -------------    ------------
   Class M Shares:
      Proceeds from Shares Issued .................................     170,189      1,414,394       2,372,211      19,471,930
      Reinvestment of Dividends and
         Distributions ............................................      54,208        461,856          95,628         664,618
      Cost of Shares Redeemed .....................................    (890,175)    (7,482,863)     (2,796,394)    (19,862,786)
                                                                      ---------   ------------   -------------    ------------
         Total Class M Share Transactions .........................    (665,778)    (5,606,613)       (328,555)        273,762
                                                                      ---------   ------------   -------------    ------------
      Net Increase (Decrease) from Capital
         Stock Activity ...........................................    (511,898)  $ (4,357,045)       (278,237)   $    588,081
                                                                      =========   ============   =============    ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

164 HIGHMARK(R) FUNDS

                                                                                             CORE EQUITY FUND
                                                                        -----------------------------------------------------------
                                                                                SIX MONTHS
                                                                                  ENDED
                                                                                 1/31/2010                      YEAR ENDED
                                                                               (UNAUDITED)                      7/31/2009
                                                                           SHARES         DOLLARS        SHARES           DOLLARS
                                                                        -----------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...................................       235,429    $  1,667,918       1,628,250    $  9,296,806
      Reinvestment of Dividends and
         Distributions ..............................................        23,508         164,331          81,165         465,821
      Cost of Shares Redeemed .......................................    (1,522,447)    (10,655,013)     (4,066,093)    (26,225,255)
                                                                        -----------    ------------   -------------    ------------
         Total Fiduciary Share Transactions .........................    (1,263,510)     (8,822,764)     (2,356,678)    (16,462,628)
                                                                        -----------    ------------   -------------    ------------
   Class A Shares:
      Proceeds from Shares Issued ...................................        44,262         310,254         294,032       1,781,324
      Reinvestment of Dividends and
         Distributions ..............................................         1,480          10,340           5,580          32,380
      Cost of Shares Redeemed .......................................       (23,263)       (163,582)       (405,426)     (2,291,029)
                                                                        -----------    ------------   -------------    ------------
         Total Class A Share Transactions ...........................        22,479         157,012        (105,814)       (477,325)
                                                                        -----------    ------------   -------------    ------------
   Class B Shares:
      Proceeds from Shares Issued ...................................        20,019         144,738              --              --
      Reinvestment of Dividends and
         Distributions ..............................................           193           1,322           2,272          12,688
      Cost of Shares Redeemed .......................................       (43,865)       (300,650)        (94,230)       (539,310)
                                                                        -----------    ------------   -------------    ------------
         Total Class B Share Transactions ...........................       (23,653)       (154,590)        (91,958)       (526,622)
                                                                        -----------    ------------   -------------    ------------
   Class C Shares:
      Proceeds from Shares Issued ...................................         2,410          16,387         277,675       1,426,584
      Reinvestment of Dividends and
         Distributions ..............................................           105             715           1,342           7,386
      Cost of Shares Redeemed .......................................        (9,230)        (61,513)       (291,087)     (1,581,700)
                                                                        -----------    ------------   -------------    ------------
         Total Class C Share Transactions ...........................        (6,715)        (44,411)        (12,070)       (147,730)
                                                                        -----------    ------------   -------------    ------------
   Class M Shares:
      Proceeds from Shares Issued ...................................            --              --              --              --
      Reinvestment of Dividends and
         Distributions ..............................................            --              --              --              --
      Cost of Shares Redeemed .......................................            --              --              --              --
                                                                        -----------    ------------   -------------    ------------
         Total Class M Share Transactions ...........................            --              --              --              --
                                                                        -----------    ------------   -------------    ------------
      Net Increase (Decrease) from Capital
         Stock Activity .............................................    (1,271,399)   $ (8,864,753)     (2,566,520)   $(17,614,305)
                                                                        ===========    ============   =============    ============

                                                                                           ENHANCED GROWTH FUND
                                                                        -----------------------------------------------------------
                                                                                SIX MONTHS
                                                                                  ENDED
                                                                                 1/31/2010                      YEAR ENDED
                                                                               (UNAUDITED)                      7/31/2009
                                                                           SHARES         DOLLARS        SHARES           DOLLARS
                                                                        -----------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...................................        27,490    $    248,729         274,837    $  1,987,874
      Reinvestment of Dividends and
         Distributions ..............................................            65             606              --              --
      Cost of Shares Redeemed .......................................      (202,870)     (1,818,852)       (206,217)     (1,387,518)
                                                                        -----------    ------------   -------------    ------------
         Total Fiduciary Share Transactions .........................      (175,315)     (1,569,517)         68,620         600,356
                                                                        -----------    ------------   -------------    ------------
   Class A Shares:
      Proceeds from Shares Issued ...................................        54,423         470,054         100,303         690,451
      Reinvestment of Dividends and
         Distributions ..............................................             9              83              --              --
      Cost of Shares Redeemed .......................................       (23,673)       (201,391)        (61,689)       (452,329)
                                                                        -----------    ------------   -------------    ------------
         Total Class A Share Transactions ...........................        30,759         268,746          38,614         238,122
                                                                        -----------    ------------   -------------    ------------
   Class B Shares:
      Proceeds from Shares Issued ...................................            --              --              --              --
      Reinvestment of Dividends and
         Distributions ..............................................            --              --              --              --
      Cost of Shares Redeemed .......................................            --              --              --              --
                                                                        -----------    ------------   -------------    ------------
         Total Class B Share Transactions ...........................            --              --              --              --
                                                                        -----------    ------------   -------------    ------------
   Class C Shares:
      Proceeds from Shares Issued ...................................         8,074          64,266           1,926          11,237
      Reinvestment of Dividends and
         Distributions ..............................................            --               2              --              --
      Cost of Shares Redeemed .......................................          (519)         (4,406)        (18,136)       (123,618)
                                                                        -----------    ------------   -------------    ------------
         Total Class C Share Transactions ...........................         7,555          59,862         (16,210)       (112,381)
                                                                        -----------    ------------   -------------    ------------
   Class M Shares:
      Proceeds from Shares Issued ...................................       183,115       1,611,775       1,339,593       9,001,666
      Reinvestment of Dividends and
         Distributions ..............................................         9,092          84,199              --              --
      Cost of Shares Redeemed .......................................      (946,680)     (8,050,680)     (6,391,063)    (41,735,646)
                                                                        -----------    ------------   -------------    ------------
         Total Class M Share Transactions ...........................      (754,473)     (6,354,706)     (5,051,470)    (32,733,980)
                                                                        -----------    ------------   -------------    ------------
      Net Increase (Decrease) from Capital
         Stock Activity .............................................      (891,474)   $ (7,595,615)     (4,960,446)   $(32,007,883)
                                                                        ===========    ============   =============    ============

        The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 165

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)

                                                                                     EQUITY INCOME FUND
                                                       ----------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED
                                                            1/31/2010 (1)             PERIOD ENDED                YEAR ENDED
                                                             (UNAUDITED)             7/31/2009 (2)                10/31/2008
                                                        SHARES      DOLLARS       SHARES      DOLLARS       SHARES        DOLLARS
                                                       ----------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..................    (10,885)  $   (74,901)     10,885   $    75,000           --   $         --
      Reinvestment of Dividends and Distributions ..         --            --          --            --           --             --
      Cost of Shares Redeemed ......................         --            --          --            --           --             --
                                                       --------   -----------   ---------   -----------   ----------   ------------
         Total Fiduciary Share Transactions ........    (10,885)      (74,901)     10,885        75,000           --             --
                                                       --------   -----------   ---------   -----------   ----------   ------------

   Class A Shares:
      Proceeds from Shares Issued                        64,256       489,512     288,140     1,546,137      325,034      3,291,231
      Reinvestment of Dividends and Distributions ..     15,598       119,012      39,454       246,268      111,652      1,165,283
      Cost of Shares Redeemed ......................   (403,307)   (3,058,765)   (459,643)   (2,679,212)  (1,044,363)   (10,647,331)
      Converted from Class R (Note 9) ..............         --            --      17,555       115,883           --             --
                                                       --------   -----------   ---------   -----------   ----------   ------------
         Total Class A Share Transactions ..........   (323,453)   (2,450,241)   (114,494)     (770,924)    (607,677)    (6,190,817)
                                                       --------   -----------   ---------   -----------   ----------   ------------

   Class B Shares:
      Proceeds from Shares Issued ..................      3,644        28,915      35,000       199,706       38,855        405,645
      Reinvestment of Dividends and Distributions ..      2,277        17,461       5,966        36,954       28,311        298,967
      Cost of Shares Redeemed ......................    (64,190)     (495,397)   (130,338)     (813,500)    (361,707)    (3,590,223)
                                                       --------   -----------   ---------   -----------   ----------   ------------
         Total Class B Share Transactions ..........    (58,269)     (449,021)    (89,372)     (576,840)    (294,541)    (2,885,611)
                                                       --------   -----------   ---------   -----------   ----------   ------------

   Class C Shares:
      Proceeds from Shares Issued ..................      3,217        24,416      27,611       158,843       80,295        796,562
      Reinvestment of Dividends and Distributions ..      2,504        19,035       8,040        49,887       28,459        298,124
      Cost of Shares Redeemed ......................    (96,729)     (726,461)   (181,054)   (1,135,280)    (155,358)    (1,528,619)
                                                       --------   -----------   ---------   -----------   ----------   ------------
         Total Class C Share Transactions ..........    (91,008)     (683,010)   (145,403)     (926,550)     (46,604)      (433,933)
                                                       --------   -----------   ---------   -----------   ----------   ------------

   Class R Shares:
      Proceeds from Shares Issued ..................         --            --       5,188        31,563        6,495         62,932
      Reinvestment of Dividends and Distributions ..         --            --         389         2,440          648          6,749
      Cost of Shares Redeemed ......................         --            --        (498)       (3,045)      (4,112)       (38,259)
      Converted to Class A Shares (Note 9) .........         --            --     (17,598)     (115,883)          --             --
                                                       --------   -----------   ---------   -----------   ----------   ------------
         Total Class R Share Transactions ..........         --            --     (12,519)      (84,925)       3,031         31,422
                                                       --------   -----------   ---------   -----------   ----------   ------------
      Net Increase (Decrease) from Capital Stock
         Activity ..................................   (483,615)  $(3,657,173)   (350,903)  $(2,284,239)    (945,791)  $ (9,478,939)
                                                       ========   ===========   =========   ===========   ==========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) All outstanding Fiduciary Shares were redeemed on November 24, 2009.

(2) For the nine months ended July 31, 2009 (see Note 9 in the notes to financial statements for details of the Reorganization).

(3) Commenced operations on August 1, 2008.

The accompanying notes are an integral part of the financial statements.

166 HIGHMARK(R) FUNDS

                                                                       FUNDAMENTAL EQUITY FUND
                                                          ------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED
                                                                 1/31/2010               PERIOD ENDED
                                                                (UNAUDITED)             7/31/2009 (3)
                                                           SHARES      DOLLARS       SHARES      DOLLARS
                                                          ------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................    177,619   $ 3,148,241     908,445   $16,577,201
      Reinvestment of Dividends and Distributions .....      2,626        47,886       3,591        49,156
      Cost of Shares Redeemed .........................    (63,162)   (1,123,624)   (208,518)   (3,032,021)
                                                          --------   -----------   ---------   -----------
         Total Fiduciary Share Transactions ...........    117,083     2,072,503     703,518    13,594,336
                                                          --------   -----------   ---------   -----------

   Class A Shares:
      Proceeds from Shares Issued .....................        149         2,438         163         2,250
      Reinvestment of Dividends and Distributions .....          1            11          --            --
      Cost of Shares Redeemed .........................         --            --          --            --
      Converted from Class R (Note 9) .................         --            --          --            --
                                                          --------   -----------   ---------   -----------
         Total Class A Share Transactions .............        150         2,449         163         2,250
                                                          --------   -----------   ---------   -----------

   Class B Shares:
      Proceeds from Shares Issued .....................         --            --          --            --
      Reinvestment of Dividends and Distributions .....         --            --          --            --
      Cost of Shares Redeemed .........................         --            --          --            --
                                                          --------   -----------   ---------   -----------
         Total Class B Share Transactions .............         --            --          --            --
                                                          --------   -----------   ---------   -----------

   Class C Shares:
      Proceeds from Shares Issued .....................        579        10,419           1            20
      Reinvestment of Dividends and Distributions .....          1            19          --            --
      Cost of Shares Redeemed .........................         --            --          --            --
                                                          --------   -----------   ---------   -----------
         Total Class C Share Transactions .............        580        10,438           1            20
                                                          --------   -----------   ---------   -----------

   Class R Shares:
      Proceeds from Shares Issued .....................         --            --          --            --
      Reinvestment of Dividends and Distributions .....         --            --          --            --
      Cost of Shares Redeemed .........................         --            --          --            --
      Converted to Class A Shares (Note 9) ............         --            --          --            --
                                                          --------   -----------   ---------   -----------
         Total Class R Share Transactions .............         --            --          --            --
                                                          --------   -----------   ---------   -----------
      Net Increase (Decrease) from Capital Stock
         Activity .....................................    117,813   $ 2,085,390     703,682   $13,596,606
                                                          ========   ===========   =========   ===========

                                                                                 GENEVA MID CAP GROWTH FUND
                                                       ----------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED
                                                               1/31/2010               PERIOD ENDED                YEAR ENDED
                                                              (UNAUDITED)              7/31/2009 (2)               10/31/2008
                                                         SHARES       DOLLARS      SHARES       DOLLARS      SHARES        DOLLARS
                                                       ----------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...................     435,743   $ 7,131,229      96,965   $ 1,427,858          --   $        --
      Reinvestment of Dividends and Distributions ...          --            --          --            --          --            --
      Cost of Shares Redeemed .......................     (11,190)     (187,034)         --            --          --            --
                                                       ----------   -----------  ----------   -----------  ----------   -----------
         Total Fiduciary Share Transactions .........     424,553     6,944,195      96,965     1,427,858          --            --
                                                       ----------   -----------  ----------   -----------  ----------   -----------

   Class A Shares:
      Proceeds from Shares Issued ...................   1,727,522    27,912,715   3,653,777    44,843,668   3,255,151    59,027,179
      Reinvestment of Dividends and Distributions ...          --            --          --            --     521,214    10,387,789
      Cost of Shares Redeemed .......................  (1,757,127)  (28,343,933) (3,637,875)  (44,872,000) (3,681,870)  (66,688,185)
      Converted from Class R (Note 9) ...............          --            --      70,018     1,008,570          --            --
                                                       ----------   -----------  ----------   -----------  ----------   -----------
         Total Class A Share Transactions ...........     (29,605)     (431,218)     85,920       980,238      94,495     2,726,783
                                                       ----------   -----------  ----------   -----------  ----------   -----------

   Class B Shares:
      Proceeds from Shares Issued ...................       4,022        61,313      34,914       390,252      57,061       994,426
      Reinvestment of Dividends and Distributions ...          --            --          --            --      46,594       866,642
      Cost of Shares Redeemed .......................     (82,504)   (1,231,501)   (148,997)   (1,712,309)   (316,427)   (5,373,474)
                                                       ----------   -----------  ----------   -----------  ----------   -----------
         Total Class B Share Transactions ...........     (78,482)   (1,170,188)   (114,083)   (1,322,057)   (212,772)   (3,512,406)
                                                       ----------   -----------  ----------   -----------  ----------   -----------

   Class C Shares:
      Proceeds from Shares Issued ...................     140,769     2,098,700     146,026     1,788,750     212,465     3,638,755
      Reinvestment of Dividends and Distributions ...          --            --          --            --      62,216     1,171,537
      Cost of Shares Redeemed .......................     (74,440)   (1,118,040)   (234,954)   (2,695,961)   (191,432)   (3,205,654)
                                                       ----------   -----------  ----------   -----------  ----------   -----------
         Total Class C Share Transactions ...........      66,329       980,660     (88,928)     (907,211)     83,249     1,604,638
                                                       ----------   -----------  ----------   -----------  ----------   -----------

   Class R Shares:
      Proceeds from Shares Issued ...................          --            --      23,051       273,244      14,873       265,381
      Reinvestment of Dividends and Distributions ...          --            --          --            --       3,934        77,459
      Cost of Shares Redeemed .......................          --            --      (7,828)      (95,158)    (28,621)     (515,026)
      Converted to Class A Shares (Note 9) ..........          --            --     (71,333)   (1,008,570)         --            --
                                                       ----------   -----------  ----------   -----------  ----------   -----------
         Total Class R Share Transactions ...........          --            --     (56,110)     (830,484)     (9,814)     (172,186)
                                                       ----------   -----------  ----------   -----------  ----------   -----------
      Net Increase (Decrease) from Capital Stock
         Activity ...................................     382,795   $ 6,323,449     (76,236)  $  (651,656)    (44,842)  $   646,829
                                                       ==========   ===========  ==========   ===========  ==========   ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 167

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)

                                             GENEVA SMALL CAP GROWTH FUND                 INTERNATIONAL OPPORTUNITIES FUND
                                       ----------------------------------------  -------------------------------------------------
                                            SIX MONTHS                                  SIX MONTHS
                                              ENDED                                       ENDED
                                            1/31/2010           PERIOD ENDED            1/31/2010                YEAR ENDED
                                           (UNAUDITED)          7/31/2009(1)           (UNAUDITED)                7/31/2009
                                        SHARES    DOLLARS    SHARES    DOLLARS     SHARES      DOLLARS      SHARES       DOLLARS
                                       ----------------------------------------  -------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...  113,648  $2,507,300   77,193  $1,512,890   1,865,948  $12,098,261   3,524,287  $ 19,507,507
      Reinvestment of Dividends
         and Distributions ..........       --          --       --          --     113,810      729,525     373,176     1,888,871
      Cost of Shares Redeemed .......   (6,932)   (146,118)      (5)       (100) (1,125,295)  (7,353,402) (4,812,790)  (25,872,364)
                                       -------  ----------  -------  ----------  ----------  -----------  ----------  ------------
         Total Fiduciary Share
            Transactions ............  106,716   2,361,182   77,188   1,512,790     854,463    5,474,384    (915,327)   (4,475,986)
                                       -------  ----------  -------  ----------  ----------  -----------  ----------  ------------

   Class A Shares:
      Proceeds from Shares Issued ...    5,828     129,083   96,049   1,920,781     191,895    1,253,080     491,491     2,772,413
      Subscriptions from
         Reorganizations Class A
         (Note 9) ...................       --          --       --          --          --           --          --            --
      Subscriptions from
         Reorganizations Class R
         (Note 9) ...................       --          --       --          --          --           --          --            --
      Reinvestment of Dividends
         and Distributions ..........       --          --       --          --      35,328      226,098      79,216       399,418
      Cost of Shares Redeemed .......      (62)     (1,388)      (5)        (95)   (206,461)  (1,325,249) (1,002,133)   (5,700,750)
                                       -------  ----------  -------  ----------  ----------  -----------  ----------  ------------
         Total Class A Share
            Transactions ............    5,766     127,695   96,044   1,920,686      20,762      153,929    (431,426)   (2,528,919)
                                       -------  ----------  -------  ----------  ----------  -----------  ----------  ------------

   Class B Shares:
      Proceeds from Shares Issued ...       --          --       --          --          --           --          --            --
      Subscriptions from
         Reorganizations Class B
         (Note 9) ...................       --          --       --          --          --           --          --            --
      Reinvestment of Dividends
          and Distributions .........       --          --       --          --          --           --          --            --
      Cost of Shares Redeemed .......       --          --       --          --          --           --          --            --
                                       -------  ----------  -------  ----------  ----------  -----------  ----------  ------------
         Total Class B Share
            Transactions ............       --          --       --          --          --           --          --            --
                                       -------  ----------  -------  ----------  ----------  -----------  ----------  ------------

   Class C Shares:
      Proceeds from Shares Issued ...    3,312      69,036    1,758      34,419      38,722      241,859     100,452       576,082
      Subscriptions from
         Reorganizations Class C
         (Note 9) ...................       --          --       --          --          --           --          --            --
      Reinvestment of Dividends
         and Distributions ..........       --          --       --          --       4,459       28,481      17,243        85,957
      Cost of Shares Redeemed .......   (1,711)    (37,515)      (5)       (100)    (49,260)    (318,670)   (291,524)   (1,551,601)
                                       -------  ----------  -------  ----------  ----------  -----------  ----------  ------------
         Total Class C Share
            Transactions ............    1,601      31,521    1,753      34,319      (6,079)     (48,330)   (173,829)     (889,562)
                                       -------  ----------  -------  ----------  ----------  -----------  ----------  ------------

   Class M Shares:
      Proceeds from Shares Issued ...       --          --       --          --     469,918    3,063,001   1,905,581    10,694,314
      Reinvestment of Dividends
         and Distributions ..........       --          --       --          --     399,678    2,561,936     996,795     5,046,039
      Cost of Shares Redeemed .......       --          --       --          --  (1,943,595) (12,699,434) (7,969,797)  (41,690,331)

         Total Class M Share
            Transactions ............       --          --       --          --  (1,073,999)  (7,074,497) (5,067,421)  (25,949,978)
                                       -------  ----------  -------  ----------  ----------  -----------  ----------  ------------
      Net Increase (Decrease) from
         Capital Stock Activity .....  114,083  $2,520,398  174,985  $3,467,795    (204,853) $(1,494,514) (6,588,003) $(33,844,445)
                                       =======  ==========  =======  ==========  ==========  ===========  ==========  ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on June 12, 2009.

        The accompanying notes are an integral part of the financial statements.

168 HIGHMARK(R) FUNDS

                                                          LARGE CAP GROWTH FUND
                                           ---------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED
                                                   1/31/2010                 YEAR ENDED
                                                  (UNAUDITED)                 7/31/2009
                                             SHARES       DOLLARS       SHARES       DOLLARS
                                           ---------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ......      258,435   $ 2,215,681    1,265,000   $ 8,918,195
      Reinvestment of Dividends
         and Distributions .............       32,425       288,256       39,410       258,133
      Cost of Shares Redeemed ..........   (1,368,052)  (11,627,656)  (2,932,752)  (21,507,685)
                                           ----------   -----------   ----------   -----------
         Total Fiduciary Share
            Transactions ...............   (1,077,192)   (9,123,719)  (1,628,342)  (12,331,357)
                                           ----------   -----------   ----------   -----------

   Class A Shares:
      Proceeds from Shares Issued ......      495,355     4,074,804      198,854     1,416,568
      Subscriptions from
         Reorganizations Class A
         (Note 9) ......................           --            --    1,313,170     9,710,500
      Subscriptions from
         Reorganizations Class R
         (Note 9) ......................           --            --       17,230       127,406
      Reinvestment of Dividends
         and Distributions .............       17,622       154,014        3,941        25,421
      Cost of Shares Redeemed ..........     (311,033)   (2,581,868)    (550,688)   (3,791,187)
                                           ----------   -----------   ----------   -----------
         Total Class A Share
            Transactions ...............      201,944     1,646,950      982,507     7,488,708
                                           ----------   -----------   ----------   -----------

   Class B Shares:
      Proceeds from Shares Issued ......           --            --           --            --
      Subscriptions from
         Reorganizations Class B
         (Note 9) ......................           --            --      544,752     3,757,374
      Reinvestment of Dividends
          and Distributions ............           --            --           --            --
      Cost of Shares Redeemed ..........     (174,671)   (1,360,650)    (204,025)   (1,339,624)
                                           ----------   -----------   ----------   -----------
         Total Class B Share
            Transactions ...............     (174,671)   (1,360,650)     340,727     2,417,750
                                           ----------   -----------   ----------   -----------

   Class C Shares:
      Proceeds from Shares Issued ......        3,061        24,249       12,832        80,680
      Subscriptions from
         Reorganizations Class C
         (Note 9) ......................           --            --      457,217     3,152,423
      Reinvestment of Dividends
         and Distributions .............        2,401        19,546           --            --
      Cost of Shares Redeemed ..........      (67,514)     (525,475)     (79,268)     (504,128)
                                           ----------   -----------   ----------   -----------
         Total Class C Share
            Transactions ...............      (62,052)     (481,680)     390,781     2,728,975
                                           ----------   -----------   ----------   -----------

   Class M Shares:
      Proceeds from Shares Issued ......           --            --           --            --
      Reinvestment of Dividends
         and Distributions .............           --            --           --            --
      Cost of Shares Redeemed ..........           --            --           --            --

         Total Class M Share
            Transactions ...............           --            --           --            --
                                           ----------   -----------   ----------   -----------
      Net Increase (Decrease)
         from Capital Stock
         Activity ......................   (1,111,971)  $(9,319,099)      85,673   $   304,076
                                           ==========   ===========   ==========   ===========

                                                            LARGE CAP VALUE FUND
                                           -----------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                                   1/31/2010                   YEAR ENDED
                                                  (UNAUDITED)                  7/31/2009
                                             SHARES       DOLLARS        SHARES         DOLLARS
                                           -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ......      781,399   $  7,881,600    4,159,420   $ 36,756,268
      Reinvestment of Dividends
         and Distributions .............       83,060        844,362      240,678      2,123,168
      Cost of Shares Redeemed ..........   (1,979,590)   (20,071,152)  (2,689,524)   (24,639,755)
                                           ----------   ------------   ----------   ------------
         Total Fiduciary Share
            Transactions ...............   (1,115,131)   (11,345,190)   1,710,574     14,239,681
                                           ----------   ------------   ----------   ------------

   Class A Shares:
      Proceeds from Shares Issued ......      169,886      1,723,105      354,101      3,130,091
      Subscriptions from
         Reorganizations Class A
         (Note 9) ......................           --             --      575,537      5,186,682
      Subscriptions from
         Reorganizations Class R
         (Note 9) ......................           --             --       16,420        147,971
      Reinvestment of Dividends
         and Distributions .............       14,013        142,595       44,662        398,588
      Cost of Shares Redeemed ..........     (669,220)    (6,726,182)  (1,554,764)   (14,266,173)
                                           ----------   ------------   ----------   ------------
         Total Class A Share
            Transactions ...............     (485,321)    (4,860,482)    (564,044)    (5,402,841)
                                           ----------   ------------   ----------   ------------

   Class B Shares:
      Proceeds from Shares Issued ......          503          5,002          237          2,016
      Subscriptions from
         Reorganizations Class B
         (Note 9) ......................           --             --      181,615      1,607,418
      Reinvestment of Dividends
          and Distributions ............          483          4,812          961          8,409
      Cost of Shares Redeemed ..........      (58,088)      (573,517)     (64,998)      (573,109)
                                           ----------   ------------   ----------   ------------
         Total Class B Share
            Transactions ...............      (57,102)      (563,703)     117,815      1,044,734
                                           ----------   ------------   ----------   ------------

   Class C Shares:
      Proceeds from Shares Issued ......       11,524        113,823      103,680        968,256
      Subscriptions from
         Reorganizations Class C
         (Note 9) ......................           --             --      180,087      1,588,838
      Reinvestment of Dividends
         and Distributions .............        1,050         10,441        4,215         36,678
      Cost of Shares Redeemed ..........      (80,702)      (796,808)    (295,771)    (2,539,605)
                                           ----------   ------------   ----------   ------------
         Total Class C Share
            Transactions ...............      (68,128)      (672,544)      (7,789)        54,167
                                           ----------   ------------   ----------   ------------

   Class M Shares:
      Proceeds from Shares Issued ......           --             --           --             --
      Reinvestment of Dividends
         and Distributions .............           --             --           --             --
      Cost of Shares Redeemed ..........           --             --           --             --
                                           ----------   ------------   ----------   ------------
         Total Class M Share
            Transactions ...............           --             --           --             --
                                           ----------   ------------   ----------   ------------

      Net Increase (Decrease)
         from Capital Stock Activity ...   (1,725,682)  $(17,441,919)   1,256,556   $  9,935,741
                                           ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 169

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)

                                                                            NYSE ARCA TECH 100 INDEX FUND
                                                 ----------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED
                                                         1/31/2010                 PERIOD ENDED                  YEAR ENDED
                                                        (UNAUDITED)                7/31/2009 (1)                 10/31/2008
                                                   SHARES        DOLLARS       SHARES        DOLLARS        SHARES        DOLLARS
                                                 ----------------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .............       3,564   $     84,875          921   $     20,300            --   $         --
      Reinvestment of Dividends and
         Distributions ........................          --             --           --             --            --             --
      Cost of Shares Redeemed .................      (1,272)       (29,918)          --             --            --             --
                                                 ----------   ------------   ----------   ------------   -----------   ------------
         Total Fiduciary Share Transactions ...       2,292         54,957          921         20,300            --             --
                                                 ----------   ------------   ----------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .............     531,363     12,507,656    1,360,820     19,140,893     2,479,297     62,031,230
      Reinvestment of Dividends and
         Distributions ........................          --             --           --             --            --             --
      Cost of Shares Redeemed .................  (1,118,735)   (26,226,982)  (2,294,337)   (34,556,449)   (3,598,815)   (85,970,551)
      Converted from Class R (Note 9) .........          --             --       23,490        488,911            --             --
                                                 ----------   ------------   ----------   ------------   -----------   ------------
         Total Class A Share Transactions .....    (587,372)   (13,719,326)    (910,027)   (14,926,645)   (1,119,518)   (23,939,321)
                                                 ----------   ------------   ----------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .............         473         11,146       23,594        375,559        32,696        767,002
      Reinvestment of Dividends and
         Distributions ........................          --             --           --             --            --             --
      Cost of Shares Redeemed .................    (138,229)    (3,000,112)    (323,924)    (5,287,719)   (1,018,623)   (23,355,287)
                                                 ----------   ------------   ----------   ------------   -----------   ------------
         Total Class B Share Transactions .....    (137,756)    (2,988,966)    (300,330)    (4,912,160)     (985,927)   (22,588,285)
                                                 ----------   ------------   ----------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .............      24,057        531,172       26,249        464,692        31,879        746,296
      Reinvestment of Dividends and
         Distributions ........................          --             --           --             --            --             --
      Cost of Shares Redeemed .................     (57,908)    (1,268,523)    (248,691)    (4,062,667)     (271,828)    (6,291,662)
                                                 ----------   ------------   ----------   ------------   -----------   ------------
         Total Class C Share Transactions .....     (33,851)      (737,351)    (222,442)    (3,597,975)     (239,949)    (5,545,366)
                                                 ----------   ------------   ----------   ------------   -----------   ------------
   Class F Shares:
      Proceeds from Shares Issued .............          --             --        8,757        150,000            --             --
      Cost of Shares Redeemed .................          --             --     (425,644)    (7,196,051)     (284,717)    (7,246,260)
                                                 ----------   ------------   ----------   ------------   -----------   ------------
         Total Class F Share Transactions .....          --             --     (416,887)    (7,046,051)     (284,717)    (7,246,260)
                                                 ----------   ------------   ----------   ------------   -----------   ------------
   Class R Shares:
      Proceeds from Shares Issued .............          --             --        5,755         97,783        10,369        251,748
      Cost of Shares Redeemed .................          --             --       (5,904)      (105,183)       (8,103)      (198,885)
      Converted to Class A Shares (Note 9) ....          --             --      (23,923)      (488,911)           --             --
                                                 ----------   ------------   ----------   ------------   -----------   ------------
         Total Class R Share Transactions .....          --             --      (24,072)      (496,311)        2,266         52,863
                                                 ----------   ------------   ----------   ------------   -----------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity .......................    (756,687)  $(17,390,686)  (1,872,837)  $(30,958,842)   (2,627,845)  $(59,266,369)
                                                 ==========   ============   ==========   ============   ===========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) For the nine months ended July 31, 2009 (see Note 9 in the notes to financial statements for details of the Reorganization).

        The accompanying notes are an integral part of the financial statements.

170 HIGHMARK(R) FUNDS

                                                                              SMALL CAP ADVANTAGE FUND
                                                                ----------------------------------------------------
                                                                       SIX MONTHS
                                                                         ENDED
                                                                       1/31/2010                   YEAR ENDED
                                                                      (UNAUDITED)                   7/31/2009
                                                                 SHARES       DOLLARS        SHARES        DOLLARS
                                                                ----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................    150,631      1,912,912       828,276   $  9,144,141
      Reinvestment of Dividends and Distributions ...........      3,173         42,430         1,332         14,597
      Cost of Shares Redeemed ...............................   (293,081)    (3,760,157)     (605,983)    (6,958,243)
                                                                --------   ------------   -----------   ------------
         Total Fiduciary Share Transactions .................   (139,277)    (1,804,815)      223,625      2,200,495
                                                                --------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ...........................      4,900         63,788        25,518        342,008
      Reinvestment of Dividends and Distributions ...........         44            587            41            454
      Cost of Shares Redeemed ...............................       (202)        (2,592)      (16,604)      (168,756)
      Converted from Class R (Note 9) .......................         --             --            --             --
                                                                --------   ------------   -----------   ------------
         Total Class A Share Transactions ...................      4,742         61,783         8,955        173,706
                                                                --------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ...........................         --             --            --             --
      Reinvestment of Dividends and Distributions ...........         --             --            --             --
      Cost of Shares Redeemed ...............................         --             --            --             --
                                                                --------   ------------   -----------   ------------
         Total Class B Share Transactions ...................         --             --            --
                                                                --------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ...........................        264          3,227           511          7,873
      Reinvestment of Dividends and Distributions ...........         --             --            --             --
      Cost of Shares Redeemed ...............................     (2,252)       (30,082)       (1,191)       (12,406)
                                                                --------   ------------   -----------   ------------
         Total Class C Share Transactions ...................     (1,988)       (26,855)         (680)        (4,533)
                                                                --------   ------------   -----------   ------------
   Class F Shares:
      Proceeds from Shares Issued ...........................         --             --            --             --
      Cost of Shares Redeemed ...............................         --             --            --             --
                                                                --------   ------------   -----------   ------------
         Total Class F Share Transactions ...................         --             --            --             --
                                                                --------   ------------   -----------   ------------
   Class R Shares:
      Proceeds from Shares Issued ...........................         --             --            --             --
      Cost of Shares Redeemed ...............................         --             --            --             --
      Converted to Class A Shares (Note 9) ..................         --             --            --             --
                                                                --------   ------------   -----------   ------------
         Total Class R Share Transactions ...................         --             --            --             --
                                                                --------   ------------   -----------   ------------
      Net Increase (Decrease) from Capital Stock Activity ...   (136,523)  $ (1,769,887)      231,900   $  2,369,668
                                                                ========   ============   ===========   ============

                                                                                SMALL CAP VALUE FUND
                                                                ----------------------------------------------------
                                                                       SIX MONTHS
                                                                         ENDED
                                                                       1/31/2010                  YEAR ENDED
                                                                      (UNAUDITED)                  7/31/2009
                                                                 SHARES       DOLLARS        SHARES        DOLLARS
                                                                ----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...........................    245,568   $  2,557,929       926,353   $  7,668,445
      Reinvestment of Dividends and Distributions ...........     23,696        254,734       152,472      1,187,566
      Cost of Shares Redeemed ...............................   (729,246)    (7,625,974)   (4,720,467)   (39,331,966)
                                                                --------   ------------   -----------   ------------
         Total Fiduciary Share Transactions .................   (459,982)    (4,813,311)   (3,641,642)   (30,475,955)
                                                                --------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ...........................     86,095        873,146     2,766,088     22,097,944
      Reinvestment of Dividends and Distributions ...........     12,588        131,670        94,345        715,309
      Cost of Shares Redeemed ...............................   (496,422)    (5,137,372)   (2,130,544)   (17,304,559)
      Converted from Class R (Note 9) .......................         --             --            --             --
                                                                --------   ------------   -----------   ------------
         Total Class A Share Transactions ...................   (397,739)    (4,132,556)      729,889      5,508,694
                                                                --------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ...........................     14,274        144,738         5,238         26,470
      Reinvestment of Dividends and Distributions ...........      1,322         13,069         8,623         61,445
      Cost of Shares Redeemed ...............................    (63,699)      (616,567)     (215,078)    (1,585,543)
                                                                --------   ------------   -----------   ------------
         Total Class B Share Transactions ...................    (48,103)      (458,760)     (201,217)    (1,497,628)
                                                                --------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ...........................     14,675        135,845        75,050        545,909
      Reinvestment of Dividends and Distributions ...........      2,775         27,253        14,528        103,035
      Cost of Shares Redeemed ...............................    (90,758)      (873,070)     (300,387)    (2,206,576)
                                                                --------   ------------   -----------   ------------
         Total Class C Share Transactions ...................    (73,308)      (709,972)     (210,809)    (1,557,632)
                                                                --------   ------------   -----------   ------------
   Class F Shares:
      Proceeds from Shares Issued ...........................         --             --            --             --
      Cost of Shares Redeemed ...............................         --             --            --             --
                                                                --------   ------------   -----------   ------------
         Total Class F Share Transactions ...................         --             --            --             --
                                                                --------   ------------   -----------   ------------
   Class R Shares:
      Proceeds from Shares Issued ...........................         --             --            --             --
      Cost of Shares Redeemed ...............................         --             --            --             --
      Converted to Class A Shares (Note 9) ..................         --             --            --             --
                                                                --------   ------------   -----------   ------------
         Total Class R Share Transactions ...................         --             --            --             --
                                                                --------   ------------   -----------   ------------
      Net Increase (Decrease) from Capital Stock Activity ...   (979,132)  $(10,114,599)   (3,323,779)  $(28,022,521)
                                                                ========   ============   ===========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 171

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)

                                                                                             VALUE MOMENTUM FUND
                                                                           --------------------------------------------------------
                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                    1/31/2010                    YEAR ENDED
                                                                                   (UNAUDITED)                   7/31/2009
                                                                              SHARES        DOLLARS         SHARES        DOLLARS
                                                                           --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ......................................        993,237   $ 13,259,336     3,386,519   $ 39,984,032
      Reinvestment of Dividends and
         Distributions .................................................         70,216        934,171     1,778,000     19,708,200
      Cost of Shares Redeemed ..........................................     (2,197,367)   (29,184,625)   (5,022,053)   (62,298,577)
                                                                           ------------   ------------   -----------   ------------
         Total Fiduciary Share Transactions ............................     (1,133,914)   (14,991,118)      142,466     (2,606,345)
                                                                           ------------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ......................................        111,509      1,486,249       175,910      1,995,033
      Subscriptions from Reorganizations
         Class A (Note 9) ..............................................             --             --     5,111,195     58,953,550
      Subscriptions from Reorganizations
         Class R (Note 9) ..............................................             --             --        20,183        232,791
      Reinvestment of Dividends and
         Distributions .................................................         21,415        283,205       127,997      1,417,566
      Cost of Shares Redeemed ..........................................       (632,685)    (8,392,791)     (661,297)    (7,754,507)
                                                                           ------------   ------------   -----------   ------------
         Total Class A Share Transactions ..............................       (499,761)    (6,623,337)    4,773,988     54,844,433
                                                                           ------------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ......................................             --             --         1,459         19,373
      Subscriptions from Reorganizations
         Class B (Note 9) ..............................................             --             --       362,746      4,095,835
      Reinvestment of Dividends and
         Distributions .................................................            536          6,788        18,432        199,092
      Cost of Shares Redeemed ..........................................       (118,025)    (1,545,982)     (123,880)    (1,416,493)
                                                                           ------------   ------------   -----------   ------------
         Total Class B Share Transactions ..............................       (117,489)    (1,539,194)      258,757      2,897,807
                                                                           ------------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ......................................          5,267         68,206        14,236        163,839
      Subscriptions from Reorganizations
         Class C (Note 9) ..............................................             --             --       206,175      2,318,542
      Reinvestment of Dividends and
         Distributions .................................................            307          3,885         7,559         81,284
      Cost of Shares Redeemed ..........................................        (55,103)      (711,911)      (57,319)      (663,071)
                                                                           ------------   ------------   -----------   ------------
         Total Class C Share Transactions ..............................        (49,529)      (639,820)      170,651      1,900,594
                                                                           ------------   ------------   -----------   ------------
   Net Increase (Decrease) from Capital
      Stock Activity ...................................................     (1,800,693)  $(23,793,469)    5,345,862   $ 57,036,489
                                                                           ============   ============   ===========   ============

                                                                                        CAPITAL GROWTH ALLOCATION FUND
                                                                           --------------------------------------------------------
                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                    1/31/2010                    YEAR ENDED
                                                                                   (UNAUDITED)                   7/31/2009
                                                                              SHARES         DOLLARS        SHARES        DOLLARS
                                                                           --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ......................................          1,097   $     18,369         2,267   $     33,840
      Reinvestment of Dividends and
         Distributions .................................................             71          1,257         1,009         13,969
      Cost of Shares Redeemed ..........................................             (3)           (50)           (3)           (40)
                                                                           ------------   ------------   -----------   ------------
         Total Fiduciary Share Transactions ............................          1,165         19,576         3,273         47,769
                                                                           ------------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ......................................        173,205      3,097,406       146,815      2,268,083
      Subscriptions from Reorganizations
         Class A (Note 9) ..............................................             --             --            --             --
      Subscriptions from Reorganizations
         Class R (Note 9) ..............................................             --             --            --             --
      Reinvestment of Dividends and
         Distributions .................................................          6,029        107,034       167,161      2,306,487
      Cost of Shares Redeemed ..........................................       (247,459)    (4,350,500)     (640,253)    (9,713,470)
                                                                           ------------   ------------   -----------   ------------
         Total Class A Share Transactions ...........................        (68,225)    (1,146,060)     (326,277)    (5,138,900)
                                                                           ------------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ......................................             --             --            --             --
      Subscriptions from Reorganizations
         Class B (Note 9) ..............................................             --             --            --             --
      Reinvestment of Dividends and
         Distributions .................................................             --             --            --             --
      Cost of Shares Redeemed ..........................................             --             --            --             --
                                                                           ------------   ------------   -----------   ------------
         Total Class B Share Transactions ..............................             --             --            --             --
                                                                           ------------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ......................................         87,737      1,539,725        99,859      1,485,062
      Subscriptions from Reorganizations
         Class C (Note 9) ..............................................             --             --            --             --
      Reinvestment of Dividends and
         Distributions .................................................          1,567         27,549        81,310      1,096,052
      Cost of Shares Redeemed ..........................................       (101,736)    (1,756,114)     (301,445)    (5,020,578)
                                                                           ------------   ------------   -----------   ------------
         Total Class C Share Transactions ..............................        (12,432)      (188,840)     (120,276)    (2,439,464)
                                                                           ------------   ------------   -----------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity ................................................        (79,492)  $ (1,315,324)     (443,280)  $ (7,530,595)
                                                                           ============   ============   ===========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

172 HIGHMARK(R) FUNDS

                                                                                        DIVERSIFIED EQUITY ALLOCATION FUND
                                                                           --------------------------------------------------------
                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                    1/31/2010                    YEAR ENDED
                                                                                   (UNAUDITED)                    7/31/2009
                                                                              SHARES        DOLLARS         SHARES        DOLLARS
                                                                           --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ......................................          1,322   $     20,484         5,827   $     68,428
      Reinvestment of Dividends and
      Distributions ....................................................             11            182            36            423
      Cost of Shares Redeemed ..........................................           (401)        (6,485)       (4,823)       (53,041)
                                                                           ------------   ------------   -----------   ------------
            Total Fiduciary Share Transactions .........................            932         14,181         1,040         15,810
                                                                           ------------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ......................................         13,875        213,845        54,827        697,621
      Subscriptions from Reorganizations
         Class A (Note 9) ..............................................             --             --            --             --
      Subscriptions from Reorganizations
         Class R (Note 9) ..............................................             --             --            --             --
      Reinvestment of Dividends and
         Distributions .................................................            514          8,105         3,736         43,695
      Cost of Shares Redeemed ..........................................         (7,366)      (113,185)      (35,370)      (461,584)
                                                                           ------------   ------------   -----------   ------------
            Total Class A Share Transactions ...........................          7,023        108,765        23,193        279,732
                                                                           ------------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ......................................             --             --            --             --
      Subscriptions from Reorganizations
         Class B (Note 9) ..............................................             --             --            --             --
      Reinvestment of Dividends and
         Distributions .................................................             --             --            --             --
      Cost of Shares Redeemed ..........................................             --             --            --             --
                                                                           ------------   ------------   -----------   ------------
            Total Class B Share Transactions ...........................             --             --            --             --
                                                                           ------------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ......................................         15,390        230,323       163,453      1,941,152
      Subscriptions from Reorganizations
         Class C (Note 9) ..............................................             --             --            --             --
      Reinvestment of Dividends and
         Distributions .................................................            127          1,983         3,514         40,518
      Cost of Shares Redeemed ..........................................        (12,412)      (183,883)      (51,384)      (642,729)
                                                                           ------------   ------------   -----------   ------------
            Total Class C Share Transactions ...........................          3,105         48,423       115,583      1,338,941
                                                                           ------------   ------------   -----------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity ................................................         11,060   $    171,369       139,816   $  1,634,483
                                                                           ============   ============   ===========   ============

                                                                                        GROWTH & INCOME ALLOCATION FUND
                                                                           --------------------------------------------------------
                                                                                    SIX MONTHS
                                                                                       ENDED
                                                                                     1/31/2010                   YEAR ENDED
                                                                                    (UNAUDITED)                  7/31/2009
                                                                              SHARES         DOLLARS        SHARES        DOLLARS
                                                                           --------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ......................................             --   $                    1,829   $     32,460
      Reinvestment of Dividends and
      Distributions ....................................................             58          1,068           562          8,505
      Cost of Shares Redeemed ..........................................            (55)        (1,000)         (152)        (2,517)
                                                                           ------------   ------------   -----------   ------------
            Total Fiduciary Share Transactions .........................              3             68         2,239         38,448
                                                                           ------------   ------------   -----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ......................................        154,422      2,863,220       190,030      3,101,372
      Subscriptions from Reorganizations
         Class A (Note 9) ..............................................             --             --            --             --
      Subscriptions from Reorganizations
         Class R (Note 9) ..............................................             --             --            --             --
      Reinvestment of Dividends and
         Distributions .................................................          8,828        163,037       127,615      1,931,010
      Cost of Shares Redeemed ..........................................       (186,946)    (3,381,393)     (739,676)   (11,599,081)
                                                                           ------------   ------------   -----------   ------------
            Total Class A Share Transactions ...........................        (23,696)      (355,136)     (422,031)    (6,566,699)
                                                                           ------------   ------------   -----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ......................................             --             --            --             --
      Subscriptions from Reorganizations
         Class B (Note 9) ..............................................             --             --            --             --
      Reinvestment of Dividends and
         Distributions .................................................             --             --            --             --
      Cost of Shares Redeemed ..........................................             --             --            --             --
                                                                           ------------   ------------   -----------   ------------
            Total Class B Share Transactions ...........................             --             --            --             --
                                                                           ------------   ------------   -----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ......................................        118,785      2,174,192       201,457      3,171,948
      Subscriptions from Reorganizations
         Class C (Note 9) ..............................................             --             --            --             --
      Reinvestment of Dividends and
         Distributions .................................................          3,609         66,302        70,169      1,045,651
      Cost of Shares Redeemed ..........................................       (104,134)    (1,890,485)     (298,029)    (4,682,219)
                                                                           ------------   ------------   -----------   ------------
            Total Class C Share Transactions ...........................         18,260        350,009       (26,403)      (464,620)
                                                                           ------------   ------------   -----------   ------------
   Net Increase (Decrease) from Capital
      Stock Activity ...................................................         (5,433)  $     (5,059)     (446,195)  $ (6,992,871)
                                                                           ============   ============   ===========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 173

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)

                                            INCOME PLUS ALLOCATION FUND                               BOND FUND
                                    -------------------------------------------  --------------------------------------------------
                                         SIX MONTHS                                     SIX MONTHS
                                            ENDED                                          ENDED
                                          1/31/2010             YEAR ENDED               1/31/2010                YEAR ENDED
                                         (UNAUDITED)            7/31/2009               (UNAUDITED)                7/31/2009
                                     SHARES    DOLLARS     SHARES     DOLLARS      SHARES      DOLLARS       SHARES       DOLLARS
                                    -------------------------------------------  --------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares
         Issued ..................      643  $    12,500     5,704  $   100,000   2,311,307  $ 25,333,395   4,194,223  $ 43,413,712
      Reinvestment of Dividends
         and Distributions .......      116        2,231       367        6,175     343,281     3,765,599     704,102     7,245,405
      Cost of Shares Redeemed ....     (268)      (5,268)       --           --  (2,560,689)  (28,060,358) (9,323,928)  (95,805,703)
                                    -------  -----------  --------  -----------  ----------  ------------  ----------  ------------
         Total Fiduciary Share
            Transactions .........      491        9,463     6,071      106,175      93,899     1,038,636  (4,425,603)  (45,146,586)
                                    -------  -----------  --------  -----------  ----------  ------------  ----------  ------------

   Class A Shares:
      Proceeds from Shares
         Issued ..................  143,848    2,746,767   190,258    3,145,881     458,121     4,950,353     526,472     5,362,145
      Reinvestment of Dividends
         and Distributions .......    2,868       55,003    13,838      231,777      34,041       367,821      93,190       942,993
      Cost of Shares Redeemed ....  (66,810)  (1,270,707) (126,354)  (2,188,486)   (227,265)   (2,455,985) (1,500,998)  (15,272,723)
                                    -------  -----------  --------  -----------  ----------  ------------  ----------  ------------
         Total Class A Share
            Transactions .........   79,906    1,531,063    77,742    1,189,172     264,897     2,862,189    (881,336)   (8,967,585)
                                    -------  -----------  --------  -----------  ----------  ------------  ----------  ------------

   Class B Shares:
      Proceeds from Shares
         Issued ..................       --           --        --           --       3,839        41,419       5,918        59,650
      Reinvestment of Dividends
         and Distributions .......       --           --        --           --       3,180        34,214      10,598       106,823
      Cost of Shares Redeemed ....       --           --        --           --     (86,977)     (935,427)   (168,799)   (1,709,358)
                                    -------  -----------  --------  -----------  ----------  ------------  ----------  ------------
         Total Class B Share
            Transactions .........       --           --        --           --     (79,958)     (859,794)   (152,283)   (1,542,885)
                                    -------  -----------  --------  -----------  ----------  ------------  ----------  ------------

   Class C Shares:
      Proceeds from Shares
         Issued ..................   81,039    1,526,913   107,851    1,853,720     132,805     1,429,384     130,509     1,336,198
      Reinvestment of Dividends
         and Distributions .......    1,245       23,734     8,083      133,596       2,852        30,683       1,354        13,876
      Cost of Shares Redeemed ....  (26,760)    (512,547)  (82,224)  (1,406,716)    (16,812)     (180,580)    (26,810)     (267,297)
                                    -------  -----------  --------  -----------  ----------  ------------  ----------  ------------
         Total Class C Share
            Transactions .........   55,524    1,038,100    33,710      580,600     118,845     1,279,487     105,053     1,082,777
                                    -------  -----------  --------  -----------  ----------  ------------  ----------  ------------

      Net Increase (Decrease)
         from Capital Stock
         Activity ................  135,921  $ 2,578,626   117,523  $ 1,875,947     397,683  $  4,320,518  (5,354,169) $(54,574,279)
                                    =======  ===========  ========  ===========  ==========  ============  ==========  ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Class C Shares resumed operations on December 4, 2009.

        The accompanying notes are an integral part of the financial statements.

174 HIGHMARK(R) FUNDS

                                                 CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                                           -----------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                                   1/31/2010                   YEAR ENDED
                                                  (UNAUDITED)                  7/31/2009
                                             SHARES        DOLLARS       SHARES        DOLLARS
                                           -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ......    1,988,456   $ 20,138,789    2,177,258   $ 21,627,498
      Reinvestment of Dividends
         and Distributions .............       46,587        472,472       58,451        576,060
      Cost of Shares Redeemed ..........   (1,429,721)   (14,490,442)  (1,800,291)   (17,822,029)
                                           ----------   ------------   ----------   ------------
         Total Fiduciary Share
            Transactions ...............      605,322      6,120,819      435,418      4,381,529
                                           ----------   ------------   ----------   ------------

   Class A Shares:
      Proceeds from Shares Issued ......    1,328,723     13,416,662    3,154,876     31,146,542
      Reinvestment of Dividends
         and Distributions .............       55,611        560,965       79,689        785,680
      Cost of Shares Redeemed ..........     (528,554)    (5,331,255)  (1,249,857)   (12,362,822)
                                           ----------   ------------   ----------   ------------
         Total Class A Share
            Transactions ...............      855,780      8,646,372    1,984,708     19,569,400
                                           ----------   ------------   ----------   ------------

   Class B Shares:
      Proceeds from Shares Issued ......           --             --            1              6
      Reinvestment of Dividends
         and Distributions .............        1,353         13,646        5,016         49,278
      Cost of Shares Redeemed ..........      (53,746)      (541,990)    (175,521)    (1,731,414)
                                           ----------   ------------   ----------   ------------
         Total Class B Share
            Transactions ...............      (52,393)      (528,344)    (170,504)    (1,682,130)
                                           ----------   ------------   ----------   ------------

   Class C Shares:
      Proceeds from Shares Issued ......      435,596      4,384,134      445,680      4,410,987
      Reinvestment of Dividends
         and Distributions .............        8,319         83,667        5,536         54,559
      Cost of Shares Redeemed ..........      (28,928)      (290,783)     (87,044)      (856,014)
                                           ----------   ------------   ----------   ------------
         Total Class C Share
            Transactions ...............      414,987      4,177,018      364,172      3,609,532
                                           ----------   ------------   ----------   ------------

      Net Increase (Decrease) from
         Capital Stock Activity ........    1,823,696   $ 18,415,865    2,613,794   $ 25,878,331
                                           ==========   ============   ==========   ============

                                               NATIONAL INTERMEDIATE TAX-FREE BOND FUND
                                           --------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED
                                                1/31/2010(1)                YEAR ENDED
                                                 (UNAUDITED)                7/31/2009
                                            SHARES      DOLLARS       SHARES        DOLLARS
                                           --------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ......    651,822   $ 7,381,681    2,012,825   $ 22,416,972
      Reinvestment of Dividends
         and Distributions .............     20,256       229,333       21,024        232,945
      Cost of Shares Redeemed ..........   (716,581)   (8,090,659)  (1,081,373)   (11,977,721)
                                           --------   -----------   ----------   ------------
         Total Fiduciary Share
            Transactions ...............    (44,503)     (479,645)     952,476     10,672,196
                                           --------   -----------   ----------   ------------

   Class A Shares:
      Proceeds from Shares Issued ......    638,953     7,223,135    1,404,828     15,659,510
      Reinvestment of Dividends
         and Distributions .............     17,698       200,273       23,858        264,184
      Cost of Shares Redeemed ..........   (341,976)   (3,863,007)    (356,054)    (3,973,695)
                                           --------   -----------   ----------   ------------
         Total Class A Share
            Transactions ...............    314,675     3,560,401    1,072,632     11,949,999
                                           --------   -----------   ----------   ------------

   Class B Shares:
      Proceeds from Shares Issued ......         --            --           --             --
      Reinvestment of Dividends
         and Distributions .............         --            --           --             --
      Cost of Shares Redeemed                    --            --           --             --
                                           --------   -----------   ----------   ------------
         Total Class B Share
            Transactions ...............         --            --           --             --
                                           --------   -----------   ----------   ------------

   Class C Shares:
      Proceeds from Shares Issued ......     36,977       419,491           --             --
      Reinvestment of Dividends
         and Distributions .............         41           467           --             --
      Cost of Shares Redeemed ..........         --            --           --             --
                                           --------   -----------   ----------   ------------
         Total Class C Share
            Transactions ...............     37,018       419,958           --             --
                                           --------   -----------   ----------   ------------

      Net Increase (Decrease) from
         Capital Stock Activity ........    307,190   $ 3,500,714    2,025,108   $ 22,622,195
                                           ========   ===========   ==========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 175

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)

                                                                                  SHORT TERM BOND FUND
                                                                  ----------------------------------------------------
                                                                               SIX MONTHS
                                                                                ENDED
                                                                               1/31/2010                   YEAR ENDED
                                                                              (UNAUDITED)                  7/31/2009
                                                                   SHARES       DOLLARS        SHARES       DOLLARS
                                                                  ----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ............................    2,193,281   $ 22,050,180    2,115,604   $ 20,814,447
      Reinvestment of Dividends and Distributions ............       47,905        481,884       92,677        907,288
      Cost of Shares Redeemed ................................     (754,385)    (7,591,504)  (2,414,106)   (23,599,590)
                                                                  ---------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ..................    1,486,801     14,940,560     (205,825)    (1,877,855)
                                                                  ---------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ............................    1,273,369     12,792,791    1,025,504     10,101,777
      Reinvestment of Dividends and Distributions ............       11,111        111,638        5,260         51,817
      Cost of Shares Redeemed ................................     (312,120)    (3,136,643)    (116,327)    (1,145,206)
                                                                  ---------   ------------   ----------   ------------
         Total Class A Share Transactions ....................      972,360      9,767,786      914,437      9,008,388
                                                                  ---------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ............................           --             --           --             --
      Reinvestment of Dividends and Distributions ............           --             --           --             --
      Cost of Shares Redeemed ................................           --             --           --             --
                                                                  ---------   ------------   ----------   ------------
         Total Class B Share Transactions ....................           --             --           --             --
                                                                  ---------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ............................      717,095      7,287,335      292,625      2,923,619
      Reinvestment of Dividends and Distributions ............        5,785         58,794        1,839         18,304
      Cost of Shares Redeemed ................................      (52,414)      (533,302)     (22,816)      (225,841)
                                                                  ---------   ------------   ----------   ------------
         Total Class C Share Transactions ....................      670,466      6,812,827      271,648      2,716,082
                                                                  ---------   ------------   ----------   ------------
   Class S Shares:
      Proceeds from Shares Issued ............................           --             --           --             --
      Reinvestment of Dividends and Distributions ............           --             --           --             --
      Cost of Shares Redeemed ................................           --             --           --             --
                                                                  ---------   ------------   ----------   ------------
         Total Class S Share Transactions ....................           --             --           --             --
                                                                  =========   ============   ==========   ============
      Net Increase (Decrease) from Capital Stock Activity ....    3,129,627   $ 31,521,173      980,260   $  9,846,615
                                                                  =========   ============   ==========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) For the nine months ended July 31, 2009 (see Note 9 in the notes to financial statements for details of the Reorganization).

        The accompanying notes are an integral part of the financial statements.

176 HIGHMARK(R) FUNDS

                                                                               WISCONSIN TAX-EXEMPT FUND
                                                    -------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED
                                                           1/31/2010                PERIOD ENDED                  YEAR ENDED
                                                          (UNAUDITED)               7/31/2009 (1)                 10/31/2008
                                                     SHARES       DOLLARS       SHARES        DOLLARS       SHARES        DOLLARS
                                                    -------------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...............         --   $         --           --   $         --           --   $         --
      Reinvestment of Dividends and
         Distributions ..........................         --             --           --             --           --             --
      Cost of Shares Redeemed ...................         --             --           --             --           --             --
                                                    --------   ------------   ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions .....         --             --           --             --           --             --
                                                    --------   ------------   ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ...............    609,647      6,308,068      732,043      7,218,565    2,323,470     23,704,708
      Reinvestment of Dividends and
         Distributions ..........................    170,330      1,762,769      265,911      2,635,797      392,824      3,981,841
      Cost of Shares Redeemed ...................   (798,868)    (8,260,957)  (2,036,838)   (20,096,393)  (3,028,663)   (30,629,842)
                                                    --------   ------------   ----------   ------------   ----------   ------------
         Total Class A Share Transactions .......    (18,891)      (190,120)  (1,038,884)   (10,242,031)    (312,369)    (2,943,293)
                                                    --------   ------------   ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ...............      6,723         68,394        5,755         57,500       27,314        279,292
      Reinvestment of Dividends and
         Distributions ..........................      2,300         23,759        3,569         35,326        5,618         56,884
      Cost of Shares Redeemed ...................    (28,396)      (293,382)     (43,744)      (430,518)     (31,470)      (318,947)
                                                    --------   ------------   ----------   ------------   ----------   ------------
         Total Class B Share Transactions .......    (19,373)      (201,229)     (34,420)      (337,692)       1,462         17,229
                                                    --------   ------------   ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ...............    147,121      1,528,468      140,573      1,402,067      144,068      1,463,956
      Reinvestment of Dividends and
         Distributions ..........................      6,929         71,602        8,532         84,490       13,309        134,639
      Cost of Shares Redeemed ...................    (61,337)      (629,271)    (140,281)    (1,378,485)    (173,113)    (1,719,898)
                                                    --------   ------------   ----------   ------------   ----------   ------------
         Total Class C Share Transactions .......     92,713        970,799        8,824        108,072      (15,736)      (121,303)
                                                    --------   ------------   ----------   ------------   ----------   ------------
   Class S Shares:
      Proceeds from Shares Issued ...............         --             --           --             --           --             --
      Reinvestment of Dividends and
         Distributions ..........................         --             --           --             --           --             --
      Cost of Shares Redeemed ...................         --             --           --             --           --             --
                                                    --------   ------------   ----------   ------------   ----------   ------------
         Total Class S Share Transactions .......         --             --           --             --           --             --
                                                    ========   ============   ==========   ============   ==========   ============
      Net Increase (Decrease) from Capital Stock
         Activity ...............................     54,449   $    579,450   (1,064,480)  $(10,471,651)    (326,643)  $ (3,047,367)
                                                    ========   ============   ==========   ============   ==========   ============

                                                                               CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                 -----------------------------------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED
                                                                            1/31/2010                        YEAR ENDED
                                                                           (UNAUDITED)                        7/31/2009
                                                                    SHARES          DOLLARS           SHARES           DOLLARS
                                                                 -----------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ............................    165,559,998   $   165,559,997      816,608,895   $   816,608,895
      Reinvestment of Dividends and Distributions ............            207               207           20,714            20,714
      Cost of Shares Redeemed ................................   (259,957,353)     (259,957,353)    (933,848,749)     (933,848,749)
                                                                 ------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ..................    (94,397,148)      (94,397,149)    (117,219,140)     (117,219,140)
                                                                 ------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ............................    204,733,476       204,733,476    1,072,115,583     1,072,115,583
      Reinvestment of Dividends and Distributions ............         46,830            46,830        6,649,969         6,649,969
      Cost of Shares Redeemed ................................   (465,010,127)     (465,010,127)  (1,149,274,829)   (1,149,274,829)
                                                                 ------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ....................   (260,229,821)     (260,229,821)     (70,509,277)      (70,509,277)
                                                                 ------------   ---------------   --------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued ............................             --                --               --                --
      Reinvestment of Dividends and Distributions ............             --                --               --                --
      Cost of Shares Redeemed ................................             --                --               --                --
                                                                 ------------   ---------------   --------------   ---------------
         Total Class B Share Transactions ....................             --                --               --                --
                                                                 ------------   ---------------   --------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued ............................             --                --               --                --
      Reinvestment of Dividends and Distributions ............             --                --               --                --
      Cost of Shares Redeemed ................................             --                --               --                --
                                                                 ------------   ---------------   --------------   ---------------
         Total Class C Share Transactions ....................             --                --               --                --
                                                                 ------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ............................     35,919,921        35,919,921      170,241,248       170,241,247
      Reinvestment of Dividends and Distributions ............          3,521             3,521          293,504           293,504
      Cost of Shares Redeemed ................................    (49,870,234)      (49,870,234)    (166,270,508)     (166,270,508)
                                                                 ------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ....................    (13,946,792)      (13,946,792)       4,264,244         4,264,243
                                                                 ============   ===============   ==============   ===============
      Net Increase (Decrease) from Capital Stock Activity ....   (368,573,761)  $  (368,573,762)    (183,464,173)  $  (183,464,174)
                                                                 ============   ===============   ==============   ===============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 177

STATEMENTS OF CHANGES IN NET ASSETS - (CAPITAL STOCK ACTIVITY)

                                                                                  DIVERSIFIED MONEY MARKET FUND
                                                              ---------------------------------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED
                                                                          1/31/2010                           YEAR ENDED
                                                                         (UNAUDITED)                          7/31/2009
                                                                  SHARES            DOLLARS           SHARES            DOLLARS
                                                              ---------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .........................     1,380,939,442   $ 1,380,939,442     3,673,507,711   $ 3,673,507,711
      Reinvestment of Dividends and
         Distributions ....................................           676,940           676,940         6,995,499         6,995,499
      Cost of Shares Redeemed .............................    (1,768,375,348)   (1,768,375,348)   (3,458,895,692)   (3,458,895,692)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Fiduciary Share
         Transactions .....................................      (386,758,966)     (386,758,966)      221,607,518       221,607,518
                                                              ---------------   ---------------   ---------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued .........................       143,353,404       143,353,404       663,815,274       663,815,274
      Reinvestment of Dividends and
         Distributions ....................................           501,981           501,975        12,137,722        12,137,722
      Cost of Shares Redeemed .............................      (393,461,587)     (393,461,587)     (798,977,752)     (798,977,752)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class A Share Transactions ....................      (249,606,202)     (249,606,208)     (123,024,756)     (123,024,756)
                                                              ---------------   ---------------   ---------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued .........................                --                --                --                --
      Reinvestment of Dividends and
         Distributions ....................................                --                --                --                --
      Cost of Shares Redeemed .............................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class B Share Transactions ....................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued .........................                --                --                --                --
      Reinvestment of Dividends and
         Distributions ....................................                --                --                --                --
      Cost of Shares Redeemed .............................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class C Share Transactions ....................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued .........................       426,821,965       426,821,965       763,693,507       763,693,507
      Reinvestment of Dividends and
         Distributions ....................................            86,613            86,613         3,512,696         3,512,696
      Cost of Shares Redeemed .............................      (443,997,447)     (443,997,447)     (866,075,671)     (866,075,671)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class S Share Transactions ....................       (17,088,869)      (17,088,869)      (98,869,468)      (98,869,468)
                                                              ---------------   ---------------   ---------------   ---------------
      Net Increase (Decrease) from
         Capital Stock Activity ...........................      (653,454,037)  $  (653,454,043)         (286,706)  $      (286,706)
                                                              ===============   ===============   ===============   ===============

                                                                                   TREASURY PLUS MONEY MARKET FUND
                                                              ---------------------------------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED
                                                                          1/31/2010                           YEAR ENDED
                                                                         (UNAUDITED)                         7/31/2009(1)
                                                                  SHARES            DOLLARS           SHARES            DOLLARS
                                                              ---------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .........................       581,715,854   $   581,715,854       761,238,502   $   761,238,502
      Reinvestment of Dividends and
         Distributions ....................................                --                --                --                --
      Cost of Shares Redeemed .............................      (534,068,091)     (534,068,091)     (622,005,437)     (622,005,437)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Fiduciary Share
         Transactions .....................................        47,647,763        47,647,763       139,233,065       139,233,065
                                                              ---------------   ---------------   ---------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued .........................        10,020,693        10,020,693        70,861,264        70,861,264
      Reinvestment of Dividends and
         Distributions ....................................             1,978             1,978            17,498            17,498
      Cost of Shares Redeemed .............................       (17,716,120)      (17,716,120)      (57,031,661)      (57,031,661)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class A Share Transactions ....................        (7,693,449)       (7,693,449)       13,847,101        13,847,101
                                                              ---------------   ---------------   ---------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued .........................                --                --                --                --
      Reinvestment of Dividends and
         Distributions ....................................                --                --                --                --
      Cost of Shares Redeemed .............................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class B Share Transactions ....................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued .........................                --                --                --                --
      Reinvestment of Dividends and
         Distributions ....................................                --                --                --                --
      Cost of Shares Redeemed .............................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class C Share Transactions ....................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued .........................                --                --                 1                 1
      Reinvestment of Dividends and
         Distributions ....................................                --                --                --                --
      Cost of Shares Redeemed .............................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class S Share Transactions ....................                --                --                 1                 1
                                                              ---------------   ---------------   ---------------   ---------------
      Net Increase (Decrease) from
         Capital Stock Activity ...........................        39,954,314   $    39,954,314       153,080,167   $   153,080,167
                                                              ===============   ===============   ===============   ===============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on August 14, 2008.

        The accompanying notes are an integral part of the financial statements.

178 HIGHMARK(R) FUNDS

                                                                                 U.S GOVERNMENT MONEY MARKET FUND
                                                              ---------------------------------------------------------------------
                                                                        SIX MONTHS
                                                                           ENDED
                                                                         1/31/2010                            YEAR ENDED
                                                                        (UNAUDITED)                           7/31/2009
                                                                   SHARES            DOLLARS          SHARES            DOLLARS
                                                              ---------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .........................     2,266,928,488   $ 2,266,928,488     3,324,645,757   $ 3,324,645,757
      Reinvestment of Dividends and
         Distributions ....................................             9,077             9,077           100,001           100,001
      Cost of Shares Redeemed .............................    (2,027,744,058)   (2,027,744,058)   (3,027,773,735)   (3,027,773,735)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Fiduciary Share
         Transactions .....................................       239,193,507       239,193,507       296,972,023       296,972,023
                                                              ---------------   ---------------   ---------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued .........................        52,597,155        52,597,155       167,145,668       167,145,668
      Reinvestment of Dividends and
         Distributions ....................................            20,636            20,636           800,037           800,037
      Cost of Shares Redeemed .............................       (80,190,074)      (80,190,074)     (181,865,566)     (181,865,566)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class A Share Transactions ....................       (27,572,283)      (27,572,283)      (13,919,861)      (13,919,861)
                                                              ---------------   ---------------   ---------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued .........................            62,329            62,329           299,578           299,578
      Reinvestment of Dividends and
         Distributions ....................................                93                93               948               948
      Cost of Shares Redeemed .............................           (45,194)          (45,194)         (192,286)         (192,286)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class B Share Transactions ....................            17,228            17,228           108,240           108,240
                                                              ---------------   ---------------   ---------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued .........................            96,051            96,051         1,105,244         1,105,244
      Reinvestment of Dividends and
         Distributions ....................................                95                95             1,672             1,672
      Cost of Shares Redeemed .............................          (162,029)         (162,029)       (1,050,144)       (1,050,144)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class C Share Transactions ....................           (65,883)          (65,883)           56,772            56,772
                                                              ---------------   ---------------   ---------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued .........................       383,972,482       383,972,482       812,763,913       812,763,913
      Reinvestment of Dividends and
         Distributions ....................................            38,546            38,546         1,172,582         1,172,582
      Cost of Shares Redeemed .............................      (391,663,964)     (391,663,964)     (816,846,542)     (816,846,542)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class S Share Transactions ....................        (7,652,936)       (7,652,936)       (2,910,047)       (2,910,047)
                                                              ---------------   ---------------   ---------------   ---------------
      Net Increase (Decrease) from
         Capital Stock Activity ...........................       203,919,633   $   203,919,633       280,307,127   $   280,307,127
                                                              ===============   ===============   ===============   ===============

                                                                               100% U.S. TREASURY MONEY MARKET FUND
                                                              ---------------------------------------------------------------------
                                                                         SIX MONTHS
                                                                            ENDED
                                                                          1/31/2010                          YEAR ENDED
                                                                         (UNAUDITED)                         7/31/2009
                                                                   SHARES           DOLLARS           SHARES            DOLLARS
                                                              ---------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .........................       695,276,629   $   695,276,629     1,361,713,859   $ 1,361,713,859
      Reinvestment of Dividends and
         Distributions ....................................             1,397             1,397            59,436            59,436
      Cost of Shares Redeemed .............................      (670,689,515)     (670,689,515)   (1,374,695,348)   (1,374,695,348)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Fiduciary Share
         Transactions .....................................        24,588,511        24,588,511       (12,922,053)      (12,922,053)
                                                              ---------------   ---------------   ---------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued .........................        86,781,858        86,781,858       426,619,124       426,619,124
      Reinvestment of Dividends and
         Distributions ....................................            11,652            11,652           291,836           291,836
      Cost of Shares Redeemed .............................      (109,066,926)     (109,066,926)     (388,632,425)     (388,632,425)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class A Share Transactions ....................       (22,273,416)      (22,273,416)       38,278,535        38,278,535
                                                              ---------------   ---------------   ---------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued .........................                --                --                --                --
      Reinvestment of Dividends and
         Distributions ....................................                --                --                --                --
      Cost of Shares Redeemed .............................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class B Share Transactions ....................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued .........................                --                --                --                --
      Reinvestment of Dividends and
         Distributions ....................................                --                --                --                --
      Cost of Shares Redeemed .............................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class C Share Transactions ....................                --                --                --                --
                                                              ---------------   ---------------   ---------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued .........................       485,818,817       485,818,817       750,909,872       750,909,872
      Reinvestment of Dividends and
         Distributions ....................................             9,104             9,104           245,666           245,666
      Cost of Shares Redeemed .............................      (470,274,700)     (470,274,700)     (799,303,747)     (799,303,747)
                                                              ---------------   ---------------   ---------------   ---------------
      Total Class S Share Transactions ....................        15,553,221        15,553,221       (48,148,209)      (48,148,209)
                                                              ---------------   ---------------   ---------------   ---------------
      Net Increase (Decrease) from
         Capital Stock Activity ...........................        17,868,316   $    17,868,316       (22,791,727)  $   (22,791,727)
                                                              ===============   ===============   ===============   ===============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 179

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                    DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                  -------------------------------               ---------------------
                          NET
                         ASSET                     NET REALIZED                                             TOTAL
                         VALUE,        NET        AND UNREALIZED      TOTAL         NET                     FROM
                       BEGINNING    INVESTMENT     GAIN (LOSS) ON     FROM      INVESTMENT   CAPITAL    DIVIDENDS AND   REDEMPTION
                       OF PERIOD  INCOME (LOSS)+   INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
---------------------
BALANCED FUND
---------------------

   FIDUCIARY SHARES
   2010*                $  11.31     $  0.084       $   0.848       $  0.932    $  (0.092)  $     --    $  (0.092)       $     --
   2009                    12.58        0.211          (1.273)~       (1.062)      (0.208)        --       (0.208)             --
   2008                    14.95        0.292          (1.141)        (0.849)      (0.285)    (1.236)      (1.521)             --
   2007                    14.06        0.296           1.300          1.596       (0.301)    (0.405)      (0.706)             --
   2006                    13.81        0.257           0.258          0.515       (0.265)        --       (0.265)             --
   2005                    12.90        0.267           0.922          1.189       (0.279)        --       (0.279)             --

   CLASS A SHARES
   2010*                $  11.29     $  0.069       $   0.846       $  0.915    $  (0.075)  $     --    $  (0.075)       $     --
   2009                    12.56        0.185          (1.270)~       (1.085)      (0.185)        --       (0.185)             --
   2008                    14.92        0.256          (1.130)        (0.874)      (0.250)    (1.236)      (1.486)             --
   2007                    14.04        0.260           1.291          1.551       (0.266)    (0.405)      (0.671)             --
   2006                    13.79        0.224           0.258          0.482       (0.232)        --       (0.232)             --
   2005                    12.88        0.228           0.929          1.157       (0.247)        --       (0.247)             --

   CLASS B SHARES
   2010*                $  11.25     $  0.032       $   0.843       $  0.875    $  (0.035)  $     --    $  (0.035)       $     --
   2009                    12.52        0.122          (1.267)~       (1.145)      (0.125)        --       (0.125)             --
   2008                    14.87        0.175          (1.123)        (0.948)      (0.166)    (1.236)      (1.402)             --
   2007                    14.00        0.170           1.282          1.452       (0.177)    (0.405)      (0.582)             --
   2006                    13.75        0.138           0.259          0.397       (0.147)        --       (0.147)             --
   2005                    12.85        0.142           0.920          1.062       (0.162)        --       (0.162)             --

   CLASS C SHARES
   2010*                $  11.22     $  0.032       $   0.845       $  0.877    $  (0.037)  $     --    $  (0.037)       $     --
   2009                    12.49        0.121          (1.264)~       (1.143)      (0.127)        --       (0.127)             --
   2008                    14.85        0.171          (1.128)        (0.957)      (0.167)    (1.236)      (1.403)             --
   2007                    13.98        0.171           1.284          1.455       (0.180)    (0.405)      (0.585)             --
   2006                    13.73        0.138           0.261          0.399       (0.149)        --       (0.149)             --
   2005                    12.84        0.142           0.910          1.052       (0.162)        --       (0.162)             --

---------------------
COGNITIVE VALUE FUND
---------------------

   FIDUCIARY SHARES
   2010*                $   7.87     $  0.030       $   0.551       $  0.581    $  (0.071)  $     --    $  (0.071)       $     --
   2009                    10.23        0.082          (2.354)        (2.272)      (0.088)        --       (0.088)             --#
   2008                    13.03        0.082          (1.405)        (1.323)      (0.097)    (1.380)      (1.477)             --#
   2007                    13.03        0.078           1.475          1.553       (0.059)    (1.494)      (1.553)             --
   2006 (1)                13.38        0.011          (0.361)        (0.350)          --         --           --              --

   CLASS A SHARES
   2010*                $   7.89     $  0.016       $   0.545       $  0.561    $  (0.051)  $     --    $  (0.051)       $     --
   2009                    10.19        0.056          (2.341)        (2.285)      (0.015)        --       (0.015)             --#
   2008                    12.97        0.041          (1.390)        (1.349)      (0.051)    (1.380)      (1.431)             --#
   2007                    13.02        0.037           1.461          1.498       (0.054)    (1.494)      (1.548)             --
   2006 (2)                13.53        0.029          (0.539)        (0.510)          --         --           --              --

   CLASS C SHARES
   2010*                $   7.68     $ (0.009)      $   0.540       $  0.531    $  (0.021)  $     --    $  (0.021)       $     --
   2009                    10.04        0.008          (2.316)        (2.308)      (0.052)        --       (0.052)             --#
   2008                    12.89       (0.029)         (1.380)        (1.409)      (0.061)    (1.380)      (1.441)             --#
   2007                    12.98       (0.043)          1.447          1.404           --     (1.494)      (1.494)             --
   2006 (2)                13.53       (0.013)         (0.537)        (0.550)          --         --           --              --

   CLASS M SHARES
   2010*                $   7.87     $  0.033       $   0.540       $  0.573    $  (0.073)  $     --    $  (0.073)       $     --
   2009                    10.22        0.083          (2.345)        (2.262)      (0.088)        --       (0.088)             --#
   2008                    13.02        0.084          (1.407)        (1.323)      (0.097)    (1.380)      (1.477)             --#
   2007                    13.02        0.088           1.465          1.553       (0.059)    (1.494)      (1.553)             --
   2006 (3)                13.59        0.056           1.155          1.211       (0.033)    (1.748)      (1.781)             --
   2005 (4)                12.79         0.03            2.08           2.11        (0.03)     (1.28)       (1.31)             --
   2004 (4)                10.56         0.01            2.22           2.23           --         --           --              --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                       TO AVERAGE     RATIO OF
                          NET                   NET                    NET ASSETS        NET
                         ASSET                ASSETS,      RATIO       EXCLUDING      INVESTMENT
                        VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                          END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE   TURNOVER
                       OF PERIOD  RETURN***    (000)     NET ASSETS   OF EXPENSES     NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------
---------------------
BALANCED FUND
---------------------

   FIDUCIARY SHARES
   2010*                $ 12.15      8.25%   $  17,194      0.98%         1.66%          1.38%        14%
   2009                   11.31     (8.24)      16,799      0.97          1.56           2.01         48
   2008                   12.58     (6.52)      22,274      0.96          1.23           2.09         28
   2007                   14.95     11.47       33,427      0.94          1.12           1.99         23
   2006                   14.06      3.77       37,571      0.92          1.10           1.85         16
   2005                   13.81      9.32       59,278      0.95          1.19           2.00         57

   CLASS A SHARES
   2010*                $ 12.13      8.11%   $   5,176      1.23%         1.91%          1.13%        14%
   2009                   11.29     (8.46)       4,516      1.22          1.81           1.76         48
   2008                   12.56     (6.69)       5,829      1.21          1.48           1.84         28
   2007                   14.92     11.14        7,359      1.19          1.37           1.75         23
   2006                   14.04      3.52        7,065      1.17          1.34           1.61         16
   2005                   13.79      9.07        7,408      1.21          1.45           1.71         57

   CLASS B SHARES
   2010*                $ 12.09      7.78%   $     661      1.83%         2.41%          0.53%        14%
   2009                   11.25     (9.03)         544      1.82          2.31           1.16         48
   2008                   12.52     (7.21)       1,295      1.80          1.97           1.25         28
   2007                   14.87     10.44        2,277      1.79          1.87           1.15         23
   2006                   14.00      2.90        3,089      1.79          1.85           0.99         16
   2005                   13.75      8.31        3,759      1.86          1.95           1.07         57

   CLASS C SHARES
   2010*                $ 12.06      7.82%   $     428      1.83%         2.41%          0.53%        14%
   2009                   11.22     (9.03)         333      1.82          2.31           1.16         48
   2008                   12.49     (7.29)         373      1.81          1.98           1.24         28
   2007                   14.85     10.48          393      1.79          1.87           1.15         23
   2006                   13.98      2.92          338      1.79          1.85           0.99         16
   2005                   13.73      8.24          334      1.86          1.95           1.07         57

---------------------
COGNITIVE VALUE FUND
---------------------

   FIDUCIARY SHARES
   2010*                $  8.38      7.37%   $   3,071      1.10%         1.35%          0.72%        60%
   2009                    7.87    (22.10)       1,837      1.03          1.34           1.11        141
   2008                   10.23    (10.97)       2,294      1.01          1.28           0.75        109
   2007                   13.03     11.97        2,270      0.94          1.23           0.58        103
   2006 (1)               13.03     (2.62)       1,728      0.39**        0.39**         1.08**       76

   CLASS A SHARES
   2010*                $  8.40      7.10%   $     477      1.43%         1.60%          0.38%        60%
   2009                    7.89    (22.40)         333      1.40          1.59           0.74        141
   2008                   10.19    (11.22)         509      1.41          1.53           0.35        109
   2007                   12.97     11.52        3,766      1.34          1.48           0.28        103
   2006 (2)               13.02     (3.77)         483      0.94**        0.94**         0.67**       76

   CLASS C SHARES
   2010*                $  8.19      6.91%   $     491      2.04%         2.10%         (0.22)%       60%
   2009                    7.68    (22.92)         413      2.02          2.09           0.12        141
   2008                   10.04    (11.81)          50      2.02          2.05          (0.27)       109
   2007                   12.89     10.79           31      1.97          2.01          (0.32)       103
   2006 (2)               12.98     (4.07)           3      1.86**        1.86**        (0.29)**      76

   CLASS M SHARES
   2010*                $  8.37      7.27%   $  66,504      1.04%         1.10%          0.78%        60%
   2009                    7.87    (22.02)      67,711      1.02          1.09           1.12        141
   2008                   10.22    (10.98)      91,371      1.01          1.03           0.75        109
   2007                   13.02     11.98      103,295      0.94          0.97           0.65        103
   2006 (3)               13.02     10.13       91,652      1.00**        1.02**         0.51**       76
   2005 (4)               13.59     17.14       86,500      1.09          1.09           0.25         59
   2004 (4)               12.79     21.12       73,300      1.14          1.14           0.06         76

        The accompanying notes are an integral part of the financial statements.

180 HIGHMARK(R) FUNDS

                                                                                    DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                  -------------------------------               ---------------------
                          NET
                         ASSET                     NET REALIZED                                             TOTAL
                         VALUE,        NET        AND UNREALIZED      TOTAL         NET                     FROM
                       BEGINNING    INVESTMENT     GAIN (LOSS) ON     FROM      INVESTMENT   CAPITAL    DIVIDENDS AND   REDEMPTION
                       OF PERIOD  INCOME (LOSS)+   INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
---------------------
CORE EQUITY FUND
---------------------

   FIDUCIARY SHARES
   2010*                $   6.39     $  0.041       $   0.685       $  0.726    $  (0.046)  $     --    $  (0.046)       $     --
   2009                     8.12        0.120          (1.733)        (1.613)      (0.117)        --       (0.117)             --
   2008                     9.96        0.132          (1.502)        (1.370)      (0.133)    (0.337)      (0.470)             --
   2007                     8.78        0.104           1.178          1.282       (0.102)        --       (0.102)             --
   2006                     8.10        0.088           0.680          0.768       (0.088)        --       (0.088)             --
   2005                     7.36        0.101           0.738          0.839       (0.099)        --       (0.099)             --

   CLASS A SHARES
   2010*                $   6.38     $  0.031       $   0.674       $  0.705    $  (0.035)  $     --    $  (0.035)       $     --
   2009                     8.10        0.103          (1.722)        (1.619)      (0.101)        --       (0.101)             --
   2008                     9.93        0.108          (1.495)        (1.387)      (0.106)    (0.337)      (0.443)             --
   2007                     8.76        0.072           1.175          1.247       (0.077)        --       (0.077)             --
   2006                     8.09        0.066           0.672          0.738       (0.068)        --       (0.068)             --
   2005                     7.34        0.076           0.751          0.827       (0.077)        --       (0.077)             --

   CLASS B SHARES
   2010*                $   6.23     $  0.010       $   0.662       $  0.672    $  (0.012)  $     --    $  (0.012)       $     --
   2009                     7.92        0.066          (1.687)        (1.621)      (0.069)        --       (0.069)             --
   2008                     9.74        0.050          (1.473)        (1.423)      (0.060)    (0.337)      (0.397)             --
   2007                     8.61        0.018           1.152          1.170       (0.040)        --       (0.040)             --
   2006                     7.95        0.014           0.671          0.685       (0.025)        --       (0.025)             --
   2005                     7.23        0.032           0.732          0.764       (0.044)        --       (0.044)             --

   CLASS C SHARES
   2010*                $   6.21     $  0.010       $   0.653       $  0.663    $  (0.013)  $     --    $  (0.013)       $     --
   2009                     7.92        0.064          (1.699)        (1.635)      (0.075)        --       (0.075)             --
   2008                     9.74        0.052          (1.472)        (1.420)      (0.063)    (0.337)      (0.400)             --
   2007                     8.61        0.013           1.155          1.168       (0.038)        --       (0.038)             --
   2006                     7.96        0.014           0.661          0.675       (0.025)        --       (0.025)             --
   2005                     7.24        0.030           0.735          0.765       (0.045)        --       (0.045)             --

---------------------
ENHANCED GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2010*                $   8.07     $ (0.011)      $   0.664       $  0.653    $  (0.013)  $     --    $  (0.013)       $     --
   2009                     9.26        0.009          (1.199)        (1.190)          --         --           --              --
   2008 (5)                 9.29       (0.022)         (0.008)        (0.030)          --         --           --              --

   CLASS A SHARES
   2010*                $   7.96     $ (0.027)      $   0.648       $  0.621    $  (0.001)  $     --    $  (0.001)       $     --
   2009                     9.17       (0.018)         (1.192)        (1.210)          --         --           --              --
   2008                    10.17       (0.065)         (0.935)        (1.000)          --         --           --              --
   2007                     8.05       (0.075)          2.195          2.120           --         --           --              --
   2006 (2)                 9.29       (0.029)         (1.211)        (1.240)          --         --           --              --

   CLASS C SHARES
   2010*                $   7.82     $ (0.053)      $   0.643       $  0.590    $      --#  $     --    $      --#       $     --
   2009                     9.07       (0.059)         (1.191)        (1.250)          --         --           --              --
   2008                    10.12       (0.123)         (0.927)        (1.050)          --         --           --              --
   2007                     8.06       (0.133)          2.193          2.060           --         --           --              --
   2006 (2)                 9.29       (0.025)         (1.205)        (1.230)          --         --           --              --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                       TO AVERAGE     RATIO OF
                          NET                   NET                    NET ASSETS        NET
                         ASSET                ASSETS,      RATIO       EXCLUDING      INVESTMENT
                        VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                          END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE   TURNOVER
                       OF PERIOD  RETURN***    (000)     NET ASSETS   OF EXPENSES     NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------
---------------------
CORE EQUITY FUND
---------------------

   FIDUCIARY SHARES
   2010*                $  7.07     11.37%   $  57,895      0.93%         1.21%          1.17%        36%
   2009                    6.39    (19.59)      60,454      0.92          1.19           2.00         42
   2008                    8.12    (14.35)      95,872      0.90          1.11           1.46         56
   2007                    9.96     14.61      127,266      0.91          1.08           1.05         79
   2006                    8.78      9.53      110,720      0.91          1.07           1.04         72
   2005                    8.10     11.47      106,413      0.93          1.18           1.31        101

   CLASS A SHARES
   2010*                $  7.05     11.05%   $   2,373      1.22%         1.46%          0.88%        36%
   2009                    6.38    (19.83)       2,004      1.20          1.44           1.72         42
   2008                    8.10    (14.45)       3,400      1.19          1.37           1.17         56
   2007                    9.93     14.24        8,664      1.18          1.34           0.72         79
   2006                    8.76      9.15        2,749      1.17          1.34           0.79         72
   2005                    8.09     11.32        3,031      1.18          1.43           1.00        101

   CLASS B SHARES
   2010*                $  6.89     10.78%   $     832      1.82%         1.96%          0.28%        36%
   2009                    6.23    (20.35)         900      1.80          1.94           1.12         42
   2008                    7.92    (15.08)       1,873      1.79          1.86           0.57         56
   2007                    9.74     13.57        2,663      1.78          1.83           0.19         79
   2006                    8.61      8.63        2,717      1.79          1.84           0.17         72
   2005                    7.95     10.60        3,044      1.83          1.93           0.42        101

   CLASS C SHARES
   2010*                $  6.86     10.67%   $     447      1.82%         1.96%          0.28%        36%
   2009                    6.21    (20.52)         446      1.80          1.94           1.12         42
   2008                    7.92    (15.05)         664      1.77          1.84           0.59         56
   2007                    9.74     13.59          811      1.78          1.83           0.13         79
   2006                    8.61      8.50          310      1.79          1.84           0.17         72
   2005                    7.96     10.59          280      1.83          1.93           0.40        101

---------------------
ENHANCED GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2010*                $  8.71      8.09%   $     627      1.03%         1.36%         (0.24)%        2%
   2009                    8.07    (12.85)       1,996      1.00          1.31           0.13         24
   2008 (5)                9.26     (9.57)       1,655      0.99**        1.26**        (0.27)**      21

   CLASS A SHARES
   2010*                $  8.58      7.93%   $   1,208      1.42%         1.61%         (0.63)%        2%
   2009                    7.96    (13.20)         875      1.40          1.56          (0.26)        24
   2008                    9.17     (9.83)         654      1.38          1.51          (0.66)        21
   2007                   10.17     26.34          223      1.35          1.49          (0.77)        40
   2006 (2)                8.05    (13.35)          39      1.35**        1.49**        (1.10)**      53

   CLASS C SHARES
   2010*                $  8.41      7.55%   $     195      2.02%         2.11%         (1.23)%        2%
   2009                    7.82    (13.78)         122      2.00          2.06          (0.87)        24
   2008                    9.07    (10.38)         288      1.99          2.02          (1.27)        21
   2007                   10.12     25.56            6      1.89          1.92          (1.38)        40
   2006 (2)                8.06    (13.24)          --++    1.47**        1.49**        (0.87)**      53

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 **   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~   INCLUDES $0.012 OF FAIR FUNDS SETTLEMENT.

  #   AMOUNT REPRESENTS LESS THAN $0.001.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

 ++   AMOUNT REPRESENTS LESS THAN $1,000.

(1)   COMMENCED OPERATIONS ON JULY 3, 2006.

(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.

(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)   FOR THE YEAR ENDED SEPTEMBER 30.

(5)   COMMENCED OPERATIONS ON SEPTEMBER 26, 2007.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 181

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                    DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                 -------------------------------                --------------------
                        NET
                       ASSET                       NET REALIZED                                           TOTAL
                       VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                     BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                     OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------
ENHANCED GROWTH FUND (CONTINUED)
--------------------------------

   CLASS M SHARES
   2010*              $  8.07       $(0.010)         $ 0.665         $ 0.655      $(0.015)   $    --      $(0.015)        $  --
   2009                  9.27         0.009           (1.209)         (1.200)          --         --           --            --
   2008                 10.24        (0.026)          (0.944)         (0.970)          --         --           --            --
   2007                  8.07        (0.035)           2.205           2.170           --         --           --            --
   2006 (1)              8.78        (0.034)          (0.676)         (0.710)          --         --           --            --
   2005 (2)              7.89          0.03             0.94            0.97        (0.08)        --        (0.08)           --
   2004 (2)              7.33         (0.07)            0.63            0.56           --         --           --            --

--------------------------------
EQUITY INCOME FUND
--------------------------------

   CLASS A SHARES
   2010*              $  6.97       $ 0.095          $ 0.694         $ 0.789      $(0.089)   $    --      $(0.089)        $  --
   2009 (3)              7.37         0.150           (0.386)         (0.236)      (0.164)        --      (0.1164)++         --
   2008 (4)             12.01         (0.30)^          (4.31)          (4.01)       (0.28)     (0.35)       (0.63)           --
   2007 (4)             11.43         (0.29)^           0.85            1.14        (0.26)     (0.30)       (0.56)           --
   2006 (4)              9.77         (0.29)^           1.70            1.99        (0.27)     (0.06)       (0.33)           --
   2005 (4)(5)          10.00         (0.16)^          (0.32)          (0.16)       (0.07)        --        (0.07)           --

   CLASS B SHARES
   2010*              $  6.99       $ 0.073          $ 0.680         $ 0.753      $(0.063)   $    --      $(0.063)        $  --
   2009 (3)              7.35         0.116           (0.368)         (0.252)      (0.108)        --       (0.108)++         --
   2008 (4)             11.95         (0.24)^          (4.33)          (4.09)       (0.16)     (0.35)       (0.51)           --
   2007 (4)             11.38         (0.22)^           0.83            1.05        (0.20)     (0.28)       (0.48)           --
   2006 (4)              9.74         (0.22)^           1.69            1.91        (0.21)     (0.06)       (0.27)           --
   2005 (4)(5)          10.00         (0.10)^          (0.31)          (0.21)       (0.05)        --        (0.05)           --

   CLASS C SHARES
   2010*              $  6.94       $ 0.072          $ 0.681         $ 0.753      $(0.063)   $    --      $(0.063)        $  --
   2009 (3)              7.33         0.115           (0.379)         (0.264)      (0.126)        --       (0.126)++         --
   2008 (4)             11.95         (0.21)^          (4.28)          (4.07)       (0.20)     (0.35)       (0.55)           --
   2007 (4)             11.40         (0.22)^           0.82            1.04        (0.21)     (0.28)       (0.49)           --
   2006 (4)              9.74         (0.21)^           1.71            1.92        (0.20)     (0.06)       (0.26)           --
   2005 (4)(6)           9.89         (0.11)^          (0.21)          (0.10)       (0.05)        --        (0.05)           --

--------------------------------
FUNDAMENTAL EQUITY FUND
--------------------------------

   FIDUCIARY SHARES
   2010*              $ 16.28       $ 0.049          $ 1.260         $ 1.309      $(0.109)   $    --      $(0.109)        $  --
   2009 (7)             20.00         0.181           (3.803)         (3.622)      (0.098)        --       (0.098)           --

   CLASS A SHARES
   2010*              $ 16.25       $ 0.019          $ 1.260         $ 1.279      $(0.069)   $    --      $(0.069)        $  --
   2009 (7)             20.00         0.114           (3.786)         (3.672)      (0.078)        --       (0.078)           --

   CLASS C SHARES
   2010*              $ 16.14       $(0.034)         $ 1.343         $ 1.309      $(0.069)   $    --      $(0.069)        $  --
   2009 (7)             20.00         0.023           (3.845)         (3.822)      (0.038)        --       (0.038)           --

--------------------------------
GENEVA MID CAP GROWTH FUND
--------------------------------

   FIDUCIARY SHARES
   2010*              $ 15.04       $(0.051)         $ 1.271         $ 1.220      $    --    $    --      $    --         $  --
   2009 (8)             14.07        (0.006)           0.976           0.970           --         --           --            --

   CLASS A SHARES
   2010*              $ 15.03       $(0.073)         $ 1.273         $ 1.200      $    --    $    --      $    --         $  --
   2009 (3)             13.53        (0.103)           1.603           1.500           --         --           --            --
   2008 (4)             21.80         (0.17)^          (6.94)          (7.11)          --      (1.16)       (1.16)           --
   2007 (4)             18.37         (0.18)^           3.68            3.50           --      (0.07)       (0.07)           --
   2006 (4)             16.57         (0.11)^           1.91            1.80           --         --           --            --
   2005 (4)             14.06         (0.12)^           2.63            2.51           --         --           --            --
   2004 (4)             12.65         (0.12)^           1.53            1.41           --         --           --            --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE       RATIO OF
                        NET                     NET                      NET ASSETS         NET
                       ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                       VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                        END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                     OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
--------------------------------
ENHANCED GROWTH FUND (CONTINUED)
--------------------------------

   CLASS M SHARES
   2010*               $ 8.71       7.97%     $ 64,487      1.02%           1.11%          (0.23)%          2%
   2009                  8.07     (12.84)       65,867      1.00            1.06            0.13           24
   2008                  9.27      (9.47)      122,424      0.98            1.01           (0.26)          21
   2007                 10.24      26.89       137,818      0.93            0.97           (0.37)          40
   2006 (1)              8.07      (8.09)      120,694      0.97**          0.98**         (0.46)**        53
   2005 (2)              8.78      12.24       129,300      1.00            1.00            0.37            8
   2004 (2)              7.89       7.64        67,200      1.11            1.11           (0.84)          14

------------------
EQUITY INCOME FUND
------------------

   CLASS A SHARES
   2010*               $ 7.67      11.34%     $ 10,486      1.15%           2.12%          2.51%           25%
   2009 (3)              6.97      (2.93)       11,793      1.16**~         2.47**~        3.17**          32
   2008 (4)              7.37     (34.84)       13,298      1.15            1.68           2.95            83
   2007 (4)             12.01      10.23        28,991      1.15            1.42           2.51            85
   2006 (4)             11.43      20.75        18,437      1.15            1.74           2.83            38
   2005 (4)(5)           9.77      (1.58)        8,041      1.15**          2.71**         2.51**          44

   CLASS B SHARES
   2010*               $ 7.68      10.92%     $  2,127      1.75%           2.62%          1.91%           25%
   2009 (3)              6.99      (3.24)        2,341      1.87**~         3.17**~        2.45**          32
   2008 (4)              7.35     (35.44)        3,121      1.90            2.42           2.23            83
   2007 (4)             11.95       9.41         8,590      1.90            2.16           1.87            85
   2006 (4)             11.38      19.91         7,613      1.90            2.48           2.05            38
   2005 (4)(5)           9.74      (2.09)        2,969      1.90**          3.47**         1.75**          44

   CLASS C SHARES
   2010*               $ 7.63      10.85%     $  2,421      1.75%           2.62%          1.91%           25%
   2009 (3)              6.94      (3.39)        2,832      1.87**~         3.17**~        2.45**          32
   2008 (4)              7.33     (35.38)        4,057      1.90            2.44           2.18            83
   2007 (4)             11.95       9.39         7,171      1.90            2.16           1.81            85
   2006 (4)             11.40      19.96         5,338      1.90            2.45           2.02            38
   2005 (4)(6)           9.74      (1.00)        1,466      1.89**          3.47**         1.77**          44

-----------------------
FUNDAMENTAL EQUITY FUND
-----------------------

   FIDUCIARY SHARES
   2010*               $17.48       8.01%     $ 14,347      0.89%           1.66%          0.55%           13%
   2009 (7)             16.28     (18.02)       11,450      0.82**          1.81**         1.22**          62

   CLASS A SHARES
   2010*               $17.46       7.85%     $      5      1.22%           1.92%          0.22%           13%
   2009 (7)             16.25     (18.29)            3      1.22**          2.06**         0.82**          62

   CLASS C SHARES
   2010*               $17.38       8.09%     $     10      1.82%           2.41%          (0.38)%         13%
   2009 (7)             16.14     (19.08)           --      1.82**          2.56**         0.22**          62

--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2010*               $16.26       8.11%     $  8,481      1.09%           1.32%          (0.61)%         10%
   2009 (8)             15.04       6.89         1,459      1.13**~         1.25**~        (0.50)**        24

   CLASS A SHARES
   2010*               $16.23       7.91%     $160,018      1.38%           1.57%          (0.90)%         10%
   2009 (3)             15.03      11.16       148,670      1.70**~         1.72**~        (1.07)**        24
   2008 (4)             13.53     (34.29)      132,592      1.38            1.38           (0.91)          22
   2007 (4)             21.80      19.11       211,653      1.37            1.37           (0.90)          36
   2006 (4)             18.37      10.86       184,239      1.36            1.36           (0.76)          22
   2005 (4)             16.57      17.85       100,553      1.40            1.40           (0.98)          20
   2004 (4)             14.06      11.15        50,825      1.54            1.54           (1.16)          26

        The accompanying notes are an integral part of the financial statements.

182 HIGHMARK(R) FUNDS

                                                                                    DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                 -------------------------------                --------------------
                        NET
                       ASSET                       NET REALIZED                                            TOTAL
                       VALUE,          NET        AND UNREALIZED      TOTAL         NET                     FROM
                     BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                     OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------------
GENEVA MID CAP GROWTH FUND (CONTINUED)
--------------------------------------

   CLASS B SHARES
   2010*               $13.87       $(0.112)          $1.172          $1.060        $  --    $    --        $  --         $  --
   2009 (3)             12.55        (0.158)           1.478           1.320           --         --           --            --
   2008 (4)             20.45         (0.34)^          (6.40)          (6.74)          --      (1.16)       (1.16)           --
   2007 (4)             17.37         (0.38)^           3.53            3.15           --      (0.07)       (0.07)           --
   2006 (4)             15.79         (0.28)^           1.86            1.58           --         --           --            --
   2005 (4)             13.49         (0.24)^           2.54            2.30           --         --           --            --
   2004 (4)             12.23         (0.23)^           1.49            1.26           --         --           --            --

   CLASS C SHARES
   2010*               $14.04       $(0.114)          $1.184          $1.070        $  --    $    --        $  --         $  --
   2009 (3)             12.70        (0.160)           1.500           1.340           --         --           --            --
   2008 (4)             20.69         (0.28)^          (6.55)          (6.83)          --      (1.16)       (1.16)           --
   2007 (4)             17.57         (0.31)^           3.50            3.19           --      (0.07)       (0.07)           --
   2006 (4)             15.97         (0.23)^           1.83            1.60           --         --           --            --
   2005 (4)             13.65         (0.20)^           2.52            2.32           --         --           --            --
   2004 (4)             12.37         (0.23)^           1.51            1.28           --         --           --            --

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2010*               $20.70       $(0.090)          $1.230          $1.140        $  --    $    --        $  --         $  --
   2009 (9)             20.00        (0.018)           0.718           0.700           --         --           --            --

   CLASS A SHARES
   2010*               $20.70       $(0.118)          $1.228          $1.110        $  --    $    --        $  --         $  --
   2009 (9)             20.00        (0.025)           0.725           0.700           --         --           --            --

   CLASS C SHARES
   2010*               $20.69       $(0.183)          $1.223          $1.040        $  --    $    --        $  --         $  --
   2009 (9)             20.00        (0.039)           0.729           0.690           --         --           --            --

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2010*               $ 6.00       $ 0.012          $ 0.392         $ 0.404      $(0.154)   $    --      $(0.154)        $  --#
   2009                  8.48         0.117           (2.343)         (2.226)      (0.109)    (0.145)      (0.254)           --#
   2008                  9.93         0.175           (1.106)         (0.931)      (0.155)    (0.364)      (0.519)           --#
   2007                  8.53         0.154            2.203           2.357       (0.128)    (0.829)      (0.957)           --
   2006 (10)             8.69         0.073           (0.233)         (0.160)          --         --           --            --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE       RATIO OF
                        NET                     NET                      NET ASSETS         NET
                       ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                       VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                        END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                     OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
--------------------------------------
GENEVA MID CAP GROWTH FUND (CONTINUED)
--------------------------------------

    CLASS B SHARES
    2010*              $14.93       7.64%      $ 6,816      1.98%           2.07%          (1.50)%         10%
    2009 (3)            13.87      10.52         7,420      2.42**~         2.42**~        (1.78)**        24
    2008 (4)            12.55     (34.77)        8,143      2.13            2.13           (1.66)          22
    2007 (4)            20.45      18.19        17,627      2.11            2.11           (1.65)          36
    2006 (4)            17.37      10.01        23,823      2.11            2.11           (1.49)          22
    2005 (4)            15.79      17.05        22,947      2.15            2.15           (1.73)          20
    2004 (4)            13.49      10.30        16,810      2.30            2.30           (1.91)          26

    CLASS C SHARES
    2010*              $15.11       7.62%      $16,833      1.98%           2.07%          (1.50)%         10%
    2009 (3)            14.04      10.55        14,708      2.42**~         2.42**~        (1.79)**        24
    2008 (4)            12.70     (34.80)       14,433      2.13            2.13           (1.66)          22
    2007 (4)            20.69      18.21        21,790      2.12            2.12           (1.65)          36
    2006 (4)            17.57      10.02        18,953      2.11            2.11           (1.50)          22
    2005 (4)            15.97      17.00        11,395      2.15            2.15           (1.73)          20
    2004 (4)            13.65      10.35         5,920      2.30            2.30           (1.91)          26

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2010*               $21.84       5.51%      $ 4,016      1.37%           2.61%          (0.81)%         20%
   2009 (9)             20.70       3.50         1,598      1.37**          8.34**         (0.73)**         7

   CLASS A SHARES
   2010*               $21.81       5.36%      $ 2,220      1.62%           2.86%          (1.06)%         20%
   2009 (9)             20.70       3.50         1,988      1.62**          8.59**         (0.98)**         7

   CLASS C SHARES
   2010*               $21.73       5.03%      $    73      2.22%           3.36%          (1.66)%         20%
   2009 (9)             20.69       3.45            36      2.22**          9.09**         (1.58)**         7

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2010*               $ 6.25       6.67%     $ 71,611      1.42%           1.53%           0.37%          40%
   2009                  6.00     (25.64)       63,644      1.39            1.56            2.10          134
   2008                  8.48     (10.10)       97,714      1.34            1.50            1.86           86
   2007                  9.93      29.30        60,509      1.26            1.48            1.65           32
   2006 (10)             8.53      (1.84)       13,422      1.29**          1.34**          2.65**         48

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 **  ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSE LIMITATIONS. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

  #  AMOUNT REPRESENTS LESS THAN $0.001.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++ INCLUDES RETURN OF CAPITAL OF $0.005 FOR CLASS A SHARES AND $0.004 FOR CLASS B SHARES AND CLASS C SHARES.

  ^  PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(2)  FOR THE YEAR ENDED SEPTEMBER 30.

(3) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA MID CAP GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)  FOR THE YEAR ENDED OCTOBER 31.

(5)  COMMENCED OPERATIONS ON APRIL 1, 2005.

(6)  COMMENCED OPERATIONS ON APRIL 4, 2005.

(7)  COMMENCED OPERATIONS ON AUGUST 1, 2008.

(8)  COMMENCED OPERATIONS ON JUNE 26, 2009.

(9)  COMMENCED OPERATIONS ON JUNE 12, 2009.

(10) COMMENCED OPERATIONS ON APRIL 4, 2006.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 183

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                    DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                -------------------------------                -----------------------
                       NET
                      ASSET                       NET REALIZED                                               TOTAL
                      VALUE,          NET        AND UNREALIZED      TOTAL        NET                        FROM
                    BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT     CAPITAL    DIVIDENDS AND   REDEMPTION
                    OF PERIOD   INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME        GAINS     DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------

   CLASS A SHARES
   2010*             $  5.98       $  0.007         $  0.396       $  0.403    $  (0.143)    $     --      $ (0.143)      $   --+++
   2009                 8.45          0.107           (2.340)        (2.233)      (0.092)      (0.145)       (0.237)          --+++
   2008                 9.90          0.157           (1.098)        (0.941)      (0.145)      (0.364)       (0.509)          --+++
   2007                 8.52          0.136            2.194          2.330       (0.121)      (0.829)       (0.950)          --
   2006 (1)             8.63          0.052           (0.184)        (0.132)          --           --            --        0.022

   CLASS C SHARES
   2010*             $  5.92       $ (0.015)        $  0.383       $  0.368    $  (0.088)    $     --      $ (0.088)      $   --+++
   2009                 8.35          0.068           (2.297)        (2.229)      (0.056)      (0.145)       (0.201)          --+++
   2008                 9.81          0.090           (1.088)        (0.998)      (0.098)      (0.364)       (0.462)          --+++
   2007                 8.49          0.056            2.193          2.249       (0.100)      (0.829)       (0.929)          --
   2006 (1)             8.63          0.034           (0.174)        (0.140)          --           --            --           --

   CLASS M SHARES
   2010*             $  6.00       $  0.017         $  0.393       $  0.410    $  (0.160)    $     --      $ (0.160)      $   --+++
   2009                 8.48          0.124           (2.343)        (2.219)      (0.116)      (0.145)       (0.261)          --+++
   2008                 9.93          0.187           (1.112)        (0.925)      (0.161)      (0.364)       (0.525)          --+++
   2007                 8.52          0.139            2.229          2.368       (0.129)      (0.829)       (0.958)          --
   2006 (2)             7.54          0.095            1.219          1.314       (0.146)      (0.188)       (0.334)          --
   2005 (3)             5.79           0.07             1.73           1.80        (0.05)          --         (0.05)          --
   2004 (3)             4.79           0.05             1.00           1.05        (0.05)          --         (0.05)          --

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2010*             $  7.87       $  0.026         $  0.644       $  0.670    $  (0.070)    $     --      $ (0.070)      $   --
   2009                 9.11          0.072           (1.263)^       (1.191)      (0.049)          --        (0.049)          --
   2008                10.03          0.068           (0.933)        (0.865)      (0.055)          --        (0.055)          --
   2007                 8.77          0.040            1.231          1.271       (0.011)          --        (0.011)          --
   2006                 8.61          0.009            0.170          0.179       (0.019)          --        (0.019)          --
   2005                 7.50          0.042            1.094          1.136       (0.026)          --        (0.026)          --

   CLASS A SHARES
   2010*             $  7.74       $  0.014         $  0.633       $  0.647    $  (0.067)    $     --      $ (0.067)      $   --
   2009                 8.95          0.051           (1.238)^       (1.187)      (0.023)          --        (0.023)          --
   2008                 9.85          0.040           (0.916)        (0.876)      (0.024)          --        (0.024)          --
   2007                 8.63          0.014            1.206          1.220           --           --            --           --
   2006                 8.48         (0.013)           0.167          0.154       (0.004)          --        (0.004)          --
   2005                 7.39          0.022            1.076          1.098       (0.008)          --        (0.008)          --

   CLASS B SHARES
   2010*             $  7.22       $ (0.010)        $  0.580       $  0.570    $      --     $     --      $     --       $   --
   2009                 8.35          0.008           (1.138)^       (1.130)          --           --            --           --
   2008                 9.23         (0.017)          (0.863)        (0.880)          --           --            --           --
   2007                 8.13         (0.040)           1.140          1.100           --           --            --           --
   2006                 8.03         (0.064)           0.164          0.100                        --            --           --
   2005                 7.04         (0.027)           1.017          0.990           --           --            --           --

   CLASS C SHARES
   2010*             $  7.21       $ (0.010)        $  0.587       $  0.577    $  (0.047)    $     --      $ (0.047)      $   --
   2009                 8.36          0.008           (1.158)^       (1.150)          --           --            --           --
   2008                 9.23         (0.018)          (0.852)        (0.870)          --           --            --           --
   2007                 8.14         (0.039)           1.129          1.090           --           --            --           --
   2006                 8.04         (0.064)           0.164          0.100           --           --            --           --
   2005                 7.05         (0.027)           1.017          0.990           --           --            --           --

--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2010*             $  9.36       $  0.064         $  0.682       $  0.746    $  (0.066)   $      --       $(0.066)      $   --
   2009                11.85          0.175           (2.489)        (2.314)      (0.176)          --        (0.176)          --
   2008                15.16          0.208           (2.444)        (2.236)      (0.214)      (0.860)       (1.074)          --
   2007                13.67          0.211            1.483          1.694       (0.204)          --        (0.204)          --
   2006                12.49          0.161            1.182          1.343       (0.163)          --        (0.163)          --
   2005                10.41          0.133            2.077          2.210       (0.130)          --        (0.130)          --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE       RATIO OF
                        NET                     NET                      NET ASSETS         NET
                       ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                       VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                        END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                     OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
--------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------

   CLASS A SHARES
   2010*              $  6.24       6.67%    $  10,557       1.59%         1.78%           0.20%          40%
   2009                  5.98     (25.77)       10,004       1.57          1.81            1.92          134
   2008                  8.45     (10.33)       17,766       1.53          1.75            1.68           86
   2007                  9.90      29.00        14,532       1.50          1.74            1.45           32
   2006 (1)              8.52      (1.27)        1,952       1.69**        1.84**          1.88**         48

   CLASS C SHARES
   2010*              $  6.20       6.36%    $   2,284       2.27%         2.28%          (0.48)%         40%
   2009                  5.92     (26.34)        2,217       2.27          2.31            1.22          134
   2008                  8.35     (10.87)        4,582       2.23          2.25            0.98           86
   2007                  9.81      28.04         3,159       2.18          2.23            0.61           32
   2006 (1)              8.49      (1.62)          731       2.28**        2.33**          1.23**         48

   CLASS M SHARES
   2010*              $  6.25       6.77%    $ 133,018       1.27%         1.28%           0.52%          40%
   2009                  6.00     (25.55)      134,220       1.27          1.31            2.22          134
   2008                  8.48     (10.05)      232,701       1.23          1.25            1.98           86
   2007                  9.93      29.48       273,474       1.17          1.21            1.51           32
   2006 (2)              8.52      17.96       202,134       1.25**        1.27**          1.41**         48
   2005 (3)              7.54      31.32       170,000       1.45          1.45            1.13           74
   2004 (3)              5.79      21.95       158,800       1.35          1.35            0.92           69

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2010*              $  8.47       8.47%    $  62,986       0.97%         1.19%           0.61%          19%
   2009                  7.87     (12.97)       67,051       0.93          1.17            0.99           60
   2008                  9.11      (8.70)       92,418       0.94          1.11            0.68           43
   2007                 10.03      14.50       110,600       0.93          1.09            0.42           88
   2006                  8.77       2.07       103,454       0.89          1.07            0.10           68
   2005                  8.61      15.16       129,824       0.94          1.16            0.53           73

   CLASS A SHARES
   2010*              $  8.32       8.32%    $  20,522       1.24%         1.44%           0.34%          19%
   2009                  7.74     (13.21)       17,543       1.21          1.42            0.72           60
   2008                  8.95      (8.92)       11,486       1.21          1.36            0.41           43
   2007                  9.85      14.14        14,284       1.19          1.34            0.15           88
   2006                  8.63       1.81        15,809       1.14          1.32           (0.15)          68
   2005                  8.48      14.86        17,377       1.19          1.41            0.29           73

   CLASS B SHARES
   2010*              $  7.79       7.90%    $   4,351       1.84%         1.94%          (0.26)%         19%
   2009                  7.22     (13.53)        5,292       1.81          1.92            0.12           60
   2008                  8.35      (9.53)        3,279       1.81          1.85           (0.19)          43
   2007                  9.23      13.53         5,835       1.79          1.84           (0.45)          88
   2006                  8.13       1.25         7,519       1.76          1.83           (0.77)          68
   2005                  8.03      14.06         9,259       1.84          1.91           (0.37)          73

   CLASS C SHARES
   2010*              $  7.74       7.98%    $   3,254       1.84%         1.94%          (0.26)%         19%
   2009                  7.21     (13.76)        3,481       1.81          1.92            0.12           60
   2008                  8.36      (9.43)          766       1.82          1.86           (0.20)          43
   2007                  9.23      13.39         1,097       1.79          1.84           (0.44)          88
   2006                  8.14       1.24         1,304       1.76          1.83           (0.77)          68
   2005                  8.04      14.04         1,422       1.84          1.91           (0.36)          73

--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2010*              $ 10.04       7.97%    $ 151,099       0.96%         1.12%           1.26%          19%
   2009                  9.36     (19.43)      151,262       0.94          1.11            1.93           66
   2008                 11.85     (15.65)      171,314       0.90          1.09            1.53           65
   2007                 15.16      12.40       216,156       0.89          1.08            1.39           84
   2006                 13.67      10.82       168,092       0.92          1.08            1.23           81
   2005                 12.49      21.35       123,343       0.93          1.17            1.15           99

        The accompanying notes are an integral part of the financial statements.

184 HIGHMARK(R) FUNDS

                                                                                    DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                -------------------------------                -----------------------
                       NET
                      ASSET                       NET REALIZED                                               TOTAL
                      VALUE,          NET        AND UNREALIZED      TOTAL        NET                        FROM
                    BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT     CAPITAL    DIVIDENDS AND   REDEMPTION
                    OF PERIOD   INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME        GAINS     DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------------
--------------------------------
LARGE CAP VALUE FUND (CONTINUED)
--------------------------------

   CLASS A SHARES
   2010*              $  9.38     $  0.051          $  0.702       $ 0.753      $ (0.053)     $     --     $ (0.053)       $    --
   2009                 11.88        0.155            (2.503)       (2.348)       (0.152)           --       (0.152)            --
   2008                 15.19        0.177            (2.450)       (2.273)       (0.177)       (0.860)      (1.037)            --
   2007                 13.70        0.171             1.485         1.656        (0.166)           --       (0.166)            --
   2006                 12.52        0.129             1.181         1.310        (0.131)           --       (0.131)         0.001
   2005                 10.43        0.103             2.090         2.193        (0.103)           --       (0.103)            --

   CLASS B SHARES
   2010*              $  9.21     $  0.020          $  0.677       $ 0.697      $ (0.027)     $     --     $ (0.027)       $    --
   2009                 11.67        0.097            (2.459)       (2.362)       (0.098)           --       (0.098)            --
   2008                 14.94        0.092            (2.402)       (2.310)       (0.100)       (0.860)      (0.960)            --
   2007                 13.50        0.082             1.458         1.540        (0.100)           --       (0.100)            --
   2006                 12.35        0.047             1.163         1.210        (0.060)           --       (0.060)            --
   2005                 10.31        0.029             2.052         2.081        (0.041)           --       (0.041)            --

   CLASS C SHARES
   2010*              $  9.18     $  0.020          $  0.677       $ 0.697      $ (0.027)     $     --     $ (0.027)       $    --
   2009                 11.64        0.097            (2.457)       (2.360)       (0.100)           --       (0.100)            --
   2008                 14.90        0.090            (2.390)       (2.300)       (0.100)       (0.860)      (0.960)            --
   2007                 13.47        0.079             1.452         1.531        (0.101)           --       (0.101)            --
   2006                 12.32        0.046             1.166         1.212        (0.062)           --       (0.062)            --
   2005                 10.28        0.027             2.057         2.084        (0.044)           --       (0.044)            --

-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2010*              $ 22.06     $ (0.015)         $  1.545       $ 1.530      $     --      $      --    $     --        $    --
   2009 (4)             22.04        0.001             0.019         0.020            --             --          --             --

   CLASS A SHARES
   2010*              $ 22.06     $ (0.045)         $  1.545       $ 1.500      $     --      $      --    $     --        $    --
   2009 (5)             18.53       (0.029)            3.559         3.530            --             --          --             --
   2008 (6)             29.13        (0.10)^^         (10.50)       (10.60)           --             --          --             --
   2007 (6)             24.67        (0.12)^^           4.58          4.46            --             --          --             --
   2006 (6)             23.10        (0.12)^^           1.69          1.57            --             --          --             --
   2005 (6)             20.73        (0.11)^^           2.48          2.37            --             --          --             --
   2004 (6)             19.50        (0.14)^^           1.37          1.23            --             --          --             --

   CLASS B SHARES
   2010*              $ 20.22     $ (0.106)         $  1.416       $ 1.310      $     --      $      --    $     --        $    --
   2009 (5)             17.08       (0.115)            3.255         3.140            --             --          --             --
   2008 (6)             27.06        (0.37)^^          (9.61)        (9.98)           --             --          --             --
   2007 (6)             23.09        (0.37)^^           4.34          3.97            --             --          --             --
   2006 (6)             21.78        (0.31)^^           1.62          1.31            --             --          --             --
   2005 (6)             19.69        (0.28)^^           2.37          2.09            --             --          --             --
   2004 (6)             18.66        (0.30)^^           1.33          1.03            --             --          --             --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE       RATIO OF
                        NET                     NET                      NET ASSETS         NET
                       ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                       VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                        END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                     OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
--------------------------------
LARGE CAP VALUE FUND (CONTINUED)
--------------------------------

   CLASS A SHARES
   2010*              $ 10.08       7.91%    $  25,411     1.22%           1.37%           1.00%           19%
   2009                  9.38     (19.69)       28,212     1.20            1.36            1.67            66
   2008                 11.88     (15.85)       42,433     1.16            1.34            1.27            65
   2007                 15.19      12.09       153,045     1.14            1.33            1.13            84
   2006                 13.70      10.52       134,433     1.17            1.32            0.98            81
   2005                 12.52      21.12        62,537     1.18            1.42            0.89            99

   CLASS B SHARES
   2010*              $  9.88       7.57%    $   1,690     1.82%           1.87%           0.40%           19%
   2009                  9.21     (20.18)        2,101     1.80            1.86            1.07            66
   2008                 11.67     (16.33)        1,287     1.76            1.83            0.68            65
   2007                 14.94      11.40         2,502     1.74            1.83            0.55            84
   2006                 13.50       9.81         3,042     1.79            1.84            0.36            81
   2005                 12.35      20.22         3,996     1.83            1.92            0.26            99

   CLASS C SHARES
   2010*              $  9.85       7.59%    $   3,645     1.82%           1.87%           0.40%           19%
   2009                  9.18     (20.22)        4,025     1.80            1.86            1.07            66
   2008                 11.64     (16.31)        5,192     1.77            1.84            0.67            65
   2007                 14.90      11.36         7,742     1.74            1.83            0.53            84
   2006                 13.47       9.86         5,927     1.79            1.84            0.36            81
   2005                 12.32      20.31         4,578     1.83            1.92            0.23            99

-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2010*              $ 23.59       6.94%    $      76     0.82%           0.99%          (0.13)%           1%
   2009 (4)             22.06       0.09            20     0.83**~#        0.97**~#        0.24**#         10

   CLASS A SHARES
   2010*              $ 23.56       6.80%    $ 164,394     1.07%           1.24%          (0.38)%           1%
   2009 (5)             22.06      19.05       166,899     1.27**~#        1.42**~        (0.21)**#        10
   2008 (6)             18.53     (36.39)      157,076     1.08++          1.08           (0.37)++         19
   2007 (6)             29.13      18.08       279,501     0.99++          0.99           (0.45)++         14
   2006 (6)             24.67       6.80       275,177     0.99##          0.99           (0.47)##         11
   2005 (6)             23.10      11.43       289,674     1.02##          1.02           (0.48)##         17
   2004 (6)             20.73       6.31       283,001     1.08##          1.08           (0.70)##         11

   CLASS B SHARES
   2010*              $ 21.53       6.48%    $  12,388     1.67%           1.74%          (0.98)%           1%
   2009 (5)             20.22      18.38        14,422     1.99**~#        2.11**~        (0.92)**#        10
   2008 (6)             17.08     (36.88)       17,314     1.82++          1.82           (1.10)++         19
   2007 (6)             27.06      17.19        54,103     1.74++          1.74           (1.20)++         14
   2006 (6)             23.09       6.01        74,106     1.74##          1.74           (1.22)##         11
   2005 (6)             21.78      10.61        87,420     1.77##          1.77           (1.23)##         17
   2004 (6)             19.69       5.52        96,919     1.82##          1.82           (1.45)##         11

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 **   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

+++   AMOUNT REPRESENTS LESS THAN $0.001.

  #   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

 ##   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

  ^   INCLUDES $0.017 OF FAIR FUNDS SETTLEMENT.

 ^^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON APRIL 3, 2006.

(2) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(3)   FOR THE YEAR ENDED SEPTEMBER 30.

(4)   COMMENCED OPERATIONS ON JULY 23, 2009.

(5) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(6)   FOR THE YEAR ENDED OCTOBER 31.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 185

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                    DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                 -------------------------------                --------------------
                        NET
                       ASSET                       NET REALIZED                                            TOTAL
                       VALUE,          NET        AND UNREALIZED      TOTAL         NET                     FROM
                     BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                     OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
---------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
----------------------------------------

   CLASS C SHARES
   2010*             $   20.59      $(0.108)         $ 1.438         $ 1.330     $     --    $    --     $     --      $   --
   2009 (1)              17.39       (0.117)           3.317           3.200           --         --           --          --
   2008 (2)              27.55        (0.30)^          (9.86)         (10.16)          --         --           --          --
   2007 (2)              23.51        (0.32)^           4.36            4.04           --         --           --          --
   2006 (2)              22.17        (0.31)^           1.65            1.34           --         --           --          --
   2005 (2)              20.05        (0.28)^           2.40            2.12           --         --           --          --
   2004 (2)              19.00        (0.27)^           1.32            1.05           --         --           --          --

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2010*             $   11.85      $(0.016)         $ 1.292         $ 1.276     $ (0.056)   $    --     $ (0.056)     $   --
   2009                  16.45        0.055           (4.636)         (4.581)      (0.019)        --       (0.019)         --+++
   2008                  18.83        0.089           (2.249)         (2.160)      (0.110)    (0.110)      (0.220)         --
   2007 (3)              20.00        0.052           (1.222)         (1.170)          --         --           --          --

   CLASS A SHARES
   2010*             $   11.80      $(0.036)         $ 1.301         $ 1.265     $ (0.025)   $    --     $ (0.025)     $   --
   2009                  16.43        0.020           (4.634)         (4.614)      (0.016)        --       (0.016)         --+++
   2008                  18.82        0.038           (2.246)         (2.208)      (0.072)    (0.110)      (0.182)         --
   2007 (3)              20.00        0.021           (1.201)         (1.180)          --         --           --          --

   CLASS C SHARES
   2010*             $   11.65      $(0.074)         $ 1.274         $ 1.200     $     --    $    --     $     --      $   --
   2009                  16.36       (0.048)          (4.662)         (4.710)          --         --           --          --+++
   2008                  18.80       (0.062)          (2.254)         (2.316)      (0.014)    (0.110)      (0.124)         --
   2007 (3)              20.00       (0.031)          (1.169)         (1.200)          --         --           --          --

---------------------
SMALL CAP VALUE FUND
---------------------

   FIDUCIARY SHARES
   2010*             $    9.48      $ 0.060          $ 1.158         $ 1.218     $ (0.128)   $    --     $ (0.128)     $   --+++
   2009                  11.52        0.174           (1.966)         (1.792)      (0.186)    (0.062)      (0.248)         --+++
   2008                  17.05        0.166           (2.630)         (2.464)      (0.190)    (2.877)      (3.067)      0.001
   2007                  18.12        0.215            1.128           1.343       (0.180)    (2.234)      (2.414)      0.001
   2006                  19.55        0.115           (0.156)         (0.041)      (0.080)    (1.309)      (1.389)         --
   2005                  16.05        0.078            4.474           4.552       (0.019)    (1.033)      (1.052)         --

   CLASS A SHARES
   2010*             $    9.22      $ 0.045          $ 1.123         $ 1.168     $ (0.108)   $    --     $ (0.108)     $   --+++
   2009                  11.22        0.141           (1.907)         (1.766)      (0.172)    (0.062)      (0.234)         --+++
   2008                  16.68        0.128           (2.570)         (2.442)      (0.142)    (2.877)      (3.019)      0.001
   2007                  17.77        0.167            1.109           1.276       (0.133)    (2.234)      (2.367)      0.001
   2006                  19.21        0.068           (0.145)         (0.077)      (0.054)    (1.309)      (1.363)         --
   2005                  15.82        0.033            4.403           4.436       (0.013)    (1.033)      (1.046)         --

   CLASS B SHARES
   2010*             $    8.69      $ 0.013          $ 1.065         $ 1.078     $ (0.048)   $    --     $ (0.048)     $   --+++
   2009                  10.53        0.090           (1.788)         (1.698)      (0.080)    (0.062)      (0.142)         --+++
   2008                  15.85        0.046           (2.430)         (2.384)      (0.060)    (2.877)      (2.937)      0.001
   2007                  17.01        0.058            1.052           1.110       (0.037)    (2.234)      (2.271)      0.001
   2006                  18.51       (0.043)          (0.148)         (0.191)          --     (1.309)      (1.309)         --
   2005                  15.36       (0.074)           4.263           4.189       (0.006)    (1.033)      (1.039)         --

   CLASS C SHARES
   2010*             $    8.63      $ 0.013          $ 1.062         $ 1.075     $ (0.055)   $    --     $ (0.055)     $   --+++
   2009                  10.48        0.089           (1.783)         (1.694)      (0.094)    (0.062)      (0.156)         --+++
   2008                  15.76        0.048           (2.415)         (2.367)      (0.037)    (2.877)      (2.914)      0.001
   2007                  16.94        0.052            1.056           1.108       (0.055)    (2.234)      (2.289)      0.001
   2006                  18.43       (0.044)          (0.137)         (0.181)          --     (1.309)      (1.309)         --
   2005                  15.31       (0.076)           4.235           4.159       (0.006)    (1.033)      (1.039)         --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE       RATIO OF
                        NET                     NET                      NET ASSETS         NET
                       ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                       VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                        END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                     OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
-----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
-----------------------------------------

   CLASS C SHARES
   2010*             $   21.92       6.46%    $  10,564     1.67%           1.74%          (0.98)%          1%
   2009 (1)              20.59      18.40        10,620     1.99**~##       2.11**~        (0.92)**##      10
   2008 (2)              17.39     (36.88)       12,839     1.82++          1.82           (1.12)++        19
   2007 (2)              27.55      17.18        26,946     1.74++          1.74           (1.20)++        14
   2006 (2)              23.51       6.04        27,514     1.74###         1.74           (1.22)###       11
   2005 (2)              22.17      10.57        33,503     1.77###         1.77           (1.24)###       17
   2004 (2)              20.05       5.53        28,637     1.82###         1.82           (1.45)###       11

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2010*             $   13.07      10.93%    $  22,554     1.28%           1.82%          (0.25)%         33%
   2009                  11.85     (27.90)       22,084     1.27            1.85            0.48           61
   2008                  16.45     (11.48)       26,984     1.26            1.67            0.54           87
   2007 (3)              18.83      (5.85)       27,572     1.30**          1.60**          0.61**         26

   CLASS A SHARES
   2010*             $   13.04      10.72%    $     312     1.59%           2.07%          (0.56)%         33%
   2009                  11.80     (28.08)          227     1.57            2.10            0.18           61
   2008                  16.43     (11.74)          168     1.57            1.91            0.23           87
   2007 (3)              18.82      (5.90)          117     1.56**          2.02**          0.24**         26

   CLASS C SHARES
   2010*             $   12.85      10.40%    $      71     2.19%           2.57%          (1.16)%         33%
   2009                  11.65     (28.85)           87     2.17            2.60           (0.42)          61
   2008                  16.36     (12.33)          133     2.17            2.43           (0.38)          87
   2007 (3)              18.80      (6.00)          131     2.17**          2.62**         (0.35)**        26

---------------------
SMALL CAP VALUE FUND
---------------------

   FIDUCIARY SHARES
   2010*             $   10.57      12.82%    $  31,069     1.25%           1.65%           1.13%          22%
   2009                   9.48     (15.08)       32,222     1.25            1.58            2.01           37
   2008                  11.52     (15.68)       81,102     1.35            1.51            1.23           25
   2007                  17.05       6.83       178,805     1.34            1.48            1.16           46
   2006                  18.12      (0.01)      164,131     1.32            1.49            0.62           35
   2005                  19.55      29.10       135,231     1.33            1.55            0.45           27

   CLASS A SHARES
   2010*             $   10.28      12.65%    $  36,218     1.51%           1.90%           0.87%          22%
   2009                   9.22     (15.28)       36,132     1.51            1.83            1.75           37
   2008                  11.22     (15.91)       35,794     1.61            1.76            0.97           25
   2007                  16.68       6.58        59,512     1.59            1.73            0.91           46
   2006                  17.77      (0.21)       64,484     1.57            1.74            0.37           35
   2005                  19.21      28.78        54,885     1.58            1.80            0.19           27

   CLASS B SHARES
   2010*             $    9.72      12.39%    $   2,764     2.11%           2.40%           0.27%          22%
   2009                   8.69     (15.82)        2,890     2.11            2.33            1.15           37
   2008                  10.53     (16.43)        5,622     2.21            2.26            0.37           25
   2007                  15.85       5.86        10,987     2.19            2.23            0.33           46
   2006                  17.01      (0.87)       13,145     2.18            2.24           (0.25)          35
   2005                  18.51      28.00        15,753     2.23            2.30           (0.45)          27

   CLASS C SHARES
   2010*             $    9.65      12.45%    $   4,826     2.11%           2.40%           0.27%          22%
   2009                   8.63     (15.84)        4,952     2.11            2.33            1.15           37
   2008                  10.48     (16.40)        8,223     2.20            2.25            0.38           25
   2007                  15.76       5.88        20,268     2.19            2.23            0.30           46
   2006                  16.94      (0.82)       18,990     2.18            2.24           (0.25)          35
   2005                  18.43      27.89        21,157     2.23            2.30           (0.46)          27

        The accompanying notes are an integral part of the financial statements.

186 HIGHMARK(R) FUNDS

                                                                                    DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                 -------------------------------                --------------------
                        NET
                       ASSET                       NET REALIZED                                            TOTAL
                       VALUE,          NET        AND UNREALIZED      TOTAL         NET                     FROM
                     BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                     OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
---------------------------------------------------------------------------------------------------------------------------------
--------------------
VALUE MOMENTUM FUND
--------------------

   FIDUCIARY SHARES
   2010*             $   12.17      $ 0.064          $ 1.322         $ 1.386      $(0.066)   $    --      $(0.066)     $   --
   2009                  17.53        0.221           (4.399)         (4.178)      (0.223)    (0.959)      (1.182)         --
   2008                  24.21        0.279           (2.950)         (2.671)      (0.283)    (3.726)      (4.009)         --
   2007                  23.25        0.343            3.381           3.724       (0.343)    (2.421)      (2.764)         --
   2006                  24.07        0.314            1.777           2.091       (0.311)    (2.600)      (2.911)         --
   2005                  22.58        0.324            3.368           3.692       (0.340)    (1.862)      (2.202)         --

   CLASS A SHARES
   2010*             $   12.14      $ 0.047          $ 1.325         $ 1.372      $(0.052)   $    --      $(0.052)     $   --
   2009                  17.50        0.186           (4.395)         (4.209)      (0.192)    (0.959)      (1.151)         --
   2008                  24.17        0.224           (2.934)         (2.710)      (0.234)    (3.726)      (3.960)         --
   2007                  23.22        0.282            3.373           3.655       (0.284)    (2.421)      (2.705)         --
   2006                  24.04        0.255            1.780           2.035       (0.255)    (2.600)      (2.855)         --
   2005                  22.56        0.266            3.360           3.626       (0.284)    (1.862)      (2.146)         --

   CLASS B SHARES
   2010*             $   11.88      $ 0.007          $ 1.289         $ 1.296      $(0.016)   $    --      $(0.016)     $   --
   2009                  17.16        0.115           (4.312)         (4.197)      (0.124)    (0.959)      (1.083)         --
   2008                  23.79        0.100           (2.880)         (2.780)      (0.124)    (3.726)      (3.850)         --
   2007                  22.92        0.136            3.325           3.461       (0.170)    (2.421)      (2.591)         --
   2006                  23.79        0.114            1.746           1.860       (0.130)    (2.600)      (2.730)         --
   2005                  22.35        0.114            3.340           3.454       (0.152)    (1.862)      (2.014)         --

   CLASS C SHARES
   2010*             $   11.84      $ 0.007          $ 1.280         $ 1.287      $(0.017)   $    --      $(0.017)     $   --
   2009                  17.10        0.113           (4.289)         (4.176)      (0.125)    (0.959)      (1.084)         --
   2008                  23.72        0.107           (2.866)         (2.759)      (0.135)    (3.726)      (3.861)         --
   2007                  22.86        0.127            3.330           3.457       (0.176)    (2.421)      (2.597)         --
   2006                  23.74        0.110            1.742           1.852       (0.132)    (2.600)      (2.732)         --
   2005                  22.32        0.107            3.331           3.438       (0.156)    (1.862)      (2.018)         --

------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2010*             $   16.15      $ 0.135          $ 1.289         $ 1.424      $(0.104)   $    --      $(0.104)     $   --
   2009                  21.86        0.196           (4.304)         (4.108)      (0.230)    (1.372)      (1.602)         --
   2008                  25.72        0.306           (2.894)         (2.588)      (0.360)    (0.912)      (1.272)         --
   2007 (4)              25.10        0.140            1.218           1.358       (0.419)    (0.319)      (0.738)         --

   CLASS A SHARES
   2010*             $   16.14      $ 0.113          $ 1.289         $ 1.402      $(0.082)   $    --      $(0.082)     $   --
   2009                  21.85        0.167           (4.317)         (4.150)      (0.188)    (1.372)      (1.560)         --
   2008                  25.72        0.233           (2.886)         (2.653)      (0.305)    (0.912)      (1.217)         --
   2007                  23.17        0.262            3.002           3.264       (0.395)    (0.319)      (0.714)         --
   2006                  22.16        0.112            1.066           1.178       (0.090)    (0.078)      (0.168)         --
   2005 (5)              20.00        0.082            2.157           2.239       (0.079)        --       (0.079)         --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE       RATIO OF
                        NET                     NET                      NET ASSETS         NET
                       ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                       VALUE,                   END      OF EXPENSES    FEE WAIVERS        INCOME      PORTFOLIO
                        END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                     OF PERIOD   RETURN***     (000)     NET ASSETS#   OF EXPENSES#     NET ASSETS#       RATE
----------------------------------------------------------------------------------------------------------------
--------------------
VALUE MOMENTUM FUND
--------------------

   FIDUCIARY SHARES
   2010*              $13.49       11.40%     $239,394      0.98%           1.11%           0.96%           7%
   2009                12.17      (23.11)      229,771      0.96            1.09            1.82           20
   2008                17.53      (12.99)      328,465      0.95            1.08            1.34           17
   2007                24.21       16.38       445,763      0.94            1.08            1.41           19
   2006                23.25        9.32       434,080      0.93            1.08            1.35           21
   2005                24.07       16.96       430,755      0.94            1.13            1.40           18

   CLASS A SHARES
   2010*              $13.46       11.31%     $ 76,563      1.24%           1.36%           0.70%           7%
   2009                12.14      (23.30)       75,156      1.21            1.34            1.57           20
   2008                17.50      (13.22)       24,772      1.21            1.33            1.08           17
   2007                24.17       16.08        31,773      1.19            1.33            1.15           19
   2006                23.22        9.06        30,047      1.18            1.34            1.09           21
   2005                24.04       16.64        28,799      1.18            1.38            1.15           18

   CLASS B SHARES
   2010*              $13.16       11.00%      $ 4,792      1.84%           1.86%           0.10%           7%
   2009                11.88      (23.74)        5,722      1.81            1.84            0.97           20
   2008                17.16      (13.74)        3,823      1.80            1.83            0.49           17
   2007                23.79       15.38         6,772      1.79            1.83            0.56           19
   2006                22.92        8.36         7,471      1.80            1.84            0.49           21
   2005                23.79       15.95         9,396      1.83            1.88            0.50           18

   CLASS C SHARES
   2010*              $13.11       10.97%      $ 2,738      1.84%           1.86%           0.10%           7%
   2009                11.84      (23.76)        3,058      1.81            1.84            0.97           20
   2008                17.10      (13.69)        1,500      1.76            1.79            0.53           17
   2007                23.72       15.40         2,061      1.79            1.83            0.53           19
   2006                22.86        8.34         1,442      1.80            1.84            0.49           21
   2005                23.74       15.90         1,204      1.84            1.88            0.47           18

------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2010*              $17.47        8.81%        $ 214      0.33%           0.89%           1.54%          14%
   2009                16.15      (17.46)          179      0.33            0.81            1.31           48
   2008                21.86      (10.56)          171      0.33            0.70            1.23           25
   2007 (4)            25.72        5.50           770      0.31**          0.70**          0.75**         16

   CLASS A SHARES
   2010*              $17.46        8.68%     $ 24,544      0.58%           1.14%           1.29%          14%
   2009                16.14      (17.68)       23,780      0.58            1.06            1.06           48
   2008                21.85      (10.81)       39,324      0.59            0.95            0.97           25
   2007                25.72       14.19        49,073      0.57            0.93            1.03           16
   2006                23.17        5.33        30,900      0.82            1.45            0.49           12
   2005 (5)            22.16       11.21         8,957      0.82**          1.99**          0.48**         55^^

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 **   ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

+++   AMOUNT REPRESENTS LESS THAN $0.001.

  # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE CAPITAL GROWTH ALLOCATION FUND.

 ##   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

###   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHODS.

 ^^ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4% FOR THE CAPITAL GROWTH ALLOCATION FUND.

(1) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(2)   FOR THE YEAR ENDED OCTOBER 31.

(3)   COMMENCED OPERATIONS ON MARCH 1, 2007.

(4)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(5)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 187

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                    DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                  -------------------------------               ---------------------
                          NET
                         ASSET                     NET REALIZED                                             TOTAL
                         VALUE,        NET        AND UNREALIZED      TOTAL         NET                     FROM
                       BEGINNING    INVESTMENT     GAIN (LOSS) ON     FROM      INVESTMENT   CAPITAL    DIVIDENDS AND   REDEMPTION
                       OF PERIOD  INCOME (LOSS)+   INVESTMENTS     OPERATIONS     INCOME      GAINS     DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
CAPITAL GROWTH ALLOCATION FUND (CONTINUED)
------------------------------------------

   CLASS C SHARES
   2010*                $  15.99     $  0.051       $   1.283       $  1.334    $  (0.034)  $     --    $  (0.034)       $     --
   2009                    21.55        0.058          (4.246)        (4.188)          --     (1.372)      (1.372)             --
   2008                    25.42        0.063          (2.849)        (2.786)      (0.172)    (0.912)      (1.084)             --
   2007                    22.97        0.069           2.989          3.058       (0.289)    (0.319)      (0.608)             --
   2006                    22.07       (0.057)          1.063          1.006       (0.028)    (0.078)      (0.106)             --
   2005 (1)                20.00       (0.070)          2.185          2.115       (0.045)        --       (0.045)             --

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2010*                $  14.03     $  0.107       $   1.207       $  1.314    $  (0.074)  $     --    $  (0.074)       $     --
   2009                    18.08        0.117          (3.776)        (3.659)      (0.060)    (0.331)      (0.391)             --
   2008                    20.97        0.180          (2.718)        (2.538)      (0.210)    (0.142)      (0.352)             --
   2007 (2)                20.00        0.239           0.973          1.212       (0.242)        --       (0.242)             --

   CLASS A SHARES
   2010*                $  13.98     $  0.087       $   1.200       $  1.287    $  (0.057)  $     --    $  (0.057)       $     --
   2009                    18.02        0.088          (3.753)        (3.665)      (0.044)    (0.331)      (0.375)             --
   2008                    20.94        0.122          (2.702)        (2.580)      (0.198)    (0.142)      (0.340)             --
   2007 (2)                20.00        0.042           1.134          1.176       (0.236)        --       (0.236)             --

   CLASS C SHARES
   2010*                $  13.79     $  0.033       $   1.185       $  1.218    $  (0.008)  $     --    $  (0.008)       $     --
   2009                    17.85       (0.004)         (3.724)        (3.728)      (0.001)    (0.331)      (0.332)             --
   2008                    20.85       (0.020)         (2.690)        (2.710)      (0.148)    (0.142)      (0.290)             --
   2007 (2)                20.00       (0.119)          1.200          1.081       (0.231)        --       (0.231)             --

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2010*                $  17.24     $  0.184       $   1.169       $  1.353    $  (0.163)  $     --    $  (0.163)       $     --
   2009                    21.44        0.314          (3.122)        (2.808)      (0.321)    (1.071)      (1.392)             --
   2008                    24.23        0.413          (2.065)        (1.652)      (0.501)    (0.637)      (1.138)             --
   2007 (2)                23.75        0.035           1.130          1.165       (0.407)    (0.278)      (0.685)             --

   CLASS A SHARES
   2010*                $  17.18     $  0.161       $   1.160       $  1.321    $  (0.141)  $     --    $  (0.141)       $     --
   2009                    21.37        0.281          (3.123)        (2.842)      (0.277)    (1.071)      (1.348)             --
   2008                    24.15        0.372          (2.075)        (1.703)      (0.440)    (0.637)      (1.077)             --
   2007                    22.26        0.412           2.258          2.670       (0.502)    (0.278)      (0.780)             --
   2006                    21.61        0.259           0.688          0.947       (0.240)    (0.057)      (0.297)             --
   2005 (1)                20.00        0.193           1.570          1.763       (0.153)        --       (0.153)             --

   CLASS C SHARES
   2010*                $  17.09     $  0.095       $   1.153       $  1.248    $  (0.078)  $     --    $  (0.078)       $     --
   2009                    21.26        0.162          (3.102)        (2.940)      (0.159)    (1.071)      (1.230)             --
   2008                    24.03        0.208          (2.062)        (1.854)      (0.279)    (0.637)      (0.916)             --
   2007                    22.18        0.226           2.261          2.487       (0.359)    (0.278)      (0.637)             --
   2006                    21.55        0.103           0.688          0.791       (0.104)    (0.057)      (0.161)             --
   2005 (1)                20.00        0.052           1.587          1.639       (0.089)        --       (0.089)             --

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2010*                $  18.23     $  0.242       $   0.914       $  1.156    $  (0.206)  $     --    $  (0.206)       $     --
   2009                    20.30        0.484          (1.425)        (0.941)      (0.482)    (0.647)      (1.129)             --
   2008                    21.85        0.590          (1.088)        (0.498)      (0.630)    (0.422)      (1.052)             --
   2007 (2)                21.86        0.409           0.348          0.757       (0.482)    (0.285)      (0.767)             --

   CLASS A SHARES
   2010*                $  18.24     $  0.218       $   0.905       $  1.123    $  (0.183)  $     --    $  (0.183)       $     --
   2009                    20.31        0.440          (1.424)        (0.984)      (0.439)    (0.647)      (1.086)             --
   2008                    21.86        0.540          (1.089)        (0.549)      (0.579)    (0.422)      (1.001)             --
   2007                    20.95        0.544           1.199          1.743       (0.548)    (0.285)      (0.833)             --
   2006                    20.73        0.434           0.205          0.639       (0.407)    (0.012)      (0.419)             --
   2005 (1)                20.00        0.320           0.617          0.937       (0.207)        --       (0.207)             --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                       TO AVERAGE     RATIO OF
                          NET                   NET                    NET ASSETS        NET
                         ASSET                ASSETS,      RATIO       EXCLUDING      INVESTMENT
                        VALUE,                  END     OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                          END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE   TURNOVER
                       OF PERIOD  RETURN***    (000)    NET ASSETS#  OF EXPENSES#    NET ASSETS#     RATE
------------------------------------------------------------------------------------------------------------
------------------------------------------
CAPITAL GROWTH ALLOCATION FUND (CONTINUED)
------------------------------------------

   CLASS C SHARES
   2010*                $ 17.29      8.34%   $  15,031       1.28%        1.64%          0.59%        14%
   2009                   15.99    (18.25)      14,101       1.27         1.55           0.37         48
   2008                   21.55    (11.43)      21,599       1.29         1.46           0.26         25
   2007                   25.42     13.39       30,144       1.27         1.43           0.28         16
   2006                   22.97      4.56       16,718       1.53         1.95          (0.25)        12
   2005 (1)               22.07     10.58        4,574       1.56**       2.44**        (0.41)**      55++

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2010*                $ 15.27      9.35%   $      42       0.33%        1.84%          1.39%        12%
   2009                   14.03    (19.81)          26       0.33         2.20           0.92         59
   2008                   18.08    (12.30)          15       0.36         1.65           0.86         68
   2007 (2)               20.97      6.10          183       0.33**       3.37**         1.67**       10

   CLASS A SHARES
   2010*                $ 15.21      9.19%   $   2,598       0.58%        2.09%          1.14%        12%
   2009                   13.98    (19.92)       2,289       0.58         2.45           0.67         59
   2008                   18.02    (12.52)       2,533       0.60         1.90           0.62         68
   2007 (2)               20.94      5.93        4,871       0.57**       2.70**         0.28**       10

   CLASS C SHARES
   2010*                $ 15.00      8.83%   $   3,842       1.28%        2.59%          0.44%        12%
   2009                   13.79    (20.52)       3,489       1.29         2.95          (0.04)        59
   2008                   17.85    (13.17)       2,452       1.32         2.41          (0.10)        68
   2007 (2)               20.85      5.45        1,986       1.29**       2.93**        (0.81)**      10

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2010*                $ 18.43      7.85%   $     121       0.33%        0.85%          1.99%        18%
   2009                   17.24    (12.10)         114       0.33         0.81           1.94         66
   2008                   21.44     (7.15)          93       0.33         0.71           1.87         27
   2007 (2)               24.23      4.98            1       0.31**       0.67**         0.21**       13

   CLASS A SHARES
   2010*                $ 18.36      7.69%   $  24,246       0.58%        1.10%          1.74%        18%
   2009                   17.18    (12.29)      23,091       0.58         1.06           1.69         66
   2008                   21.37     (7.42)      37,737       0.58         0.96           1.62         27
   2007                   24.15     12.10       47,572       0.55         0.93           1.72         13
   2006                   22.26      4.41       31,426       0.81         1.45           1.17         13
   2005 (1)               21.61      8.84       10,158       0.79**       1.93**         1.15**       79++

   CLASS C SHARES
   2010*                $ 18.26      7.30%   $  17,145       1.28%        1.60%          1.04%        18%
   2009                   17.09    (12.92)      15,731       1.28         1.56           0.99         66
   2008                   21.26     (8.02)      20,137       1.28         1.47           0.91         27
   2007                   24.03     11.29       22,941       1.25         1.43           0.95         13
   2006                   22.18      3.68       11,752       1.52         1.96           0.47         13
   2005 (1)               21.55      8.21        4,580       1.54**       2.36**         0.31**       79++

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2010*                $ 19.18      6.35%   $     222       0.33%        1.29%          2.52%        14%
   2009                   18.23     (4.02)         202       0.35         1.49           2.78         75
   2008                   20.30     (2.43)         101       0.39         1.01           2.79         61
   2007 (2)               21.85      3.52          103       0.37**       0.77**         2.61**       12

   CLASS A SHARES
   2010*                $ 19.18      6.16%   $   7,939       0.58%        1.54%          2.27%        14%
   2009                   18.24     (4.26)       6,092       0.60         1.74           2.53         75
   2008                   20.31     (2.66)       5,206       0.65         1.26           2.54         61
   2007                   21.86      8.40        5,459       0.62         0.97           2.49         12
   2006                   20.95      3.11        3,651       0.87         1.83           2.07         26
   2005 (1)               20.73      4.70        2,169       0.81**       5.30**         1.95**       94++

        The accompanying notes are an integral part of the financial statements.

188 HIGHMARK(R) FUNDS

                                                                               DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                               ---------------------------                ---------------------
                       NET
                      ASSET                   NET REALIZED                                            TOTAL
                      VALUE,        NET      AND UNREALIZED      TOTAL         NET                     FROM
                    BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                    OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
----------------------------------------------------------------------------------------------------------------------------
---------------------------------------
INCOME PLUS ALLOCATION FUND (CONTINUED)
---------------------------------------

CLASS C SHARES
2010*                $ 18.12     $ 0.150        $  0.902       $  1.052     $(0.122)    $    --     $ (0.122)        $  --
2009                   20.19       0.316          (1.425)        (1.109)     (0.314)     (0.647)      (0.961)           --
2008                   21.73       0.390          (1.080)        (0.690)     (0.428)     (0.422)      (0.850)           --
2007                   20.85       0.387           1.193          1.580      (0.415)     (0.285)      (0.700)           --
2006                   20.66       0.308           0.183          0.491      (0.289)     (0.012)      (0.301)           --
2005 (1)               20.00       0.230           0.591          0.821      (0.161)         --       (0.161)           --

---------
BOND FUND
---------

FIDUCIARY SHARES
2010*                $ 10.77     $ 0.243        $  0.305       $  0.548     $(0.248)    $    --     $ (0.248)        $  --
2009                   10.45       0.472           0.324          0.796      (0.476)         --       (0.476)           --
2008                   10.40       0.512           0.048          0.560      (0.510)         --       (0.510)           --
2007                   10.35       0.505           0.046          0.551      (0.501)         --       (0.501)           --
2006                   10.75       0.496          (0.384)         0.112      (0.512)         --       (0.512)           --
2005                   10.79       0.483          (0.019)         0.464      (0.504)         --       (0.504)           --

CLASS A SHARES
2010*                $ 10.61     $ 0.226        $  0.298       $  0.524     $(0.234)    $    --     $ (0.234)        $  --
2009                   10.31       0.440           0.310          0.750      (0.450)         --       (0.450)           --
2008                   10.26       0.479           0.055          0.534      (0.484)         --       (0.484)           --
2007                   10.22       0.472           0.044          0.516      (0.476)         --       (0.476)           --
2006                   10.63       0.463          (0.387)         0.076      (0.486)         --       (0.486)           --
2005                   10.67       0.451          (0.013)         0.438      (0.478)         --       (0.478)           --

CLASS B SHARES
2010*                $ 10.56     $ 0.188        $  0.308       $  0.496     $(0.196)    $    --     $ (0.196)        $  --
2009                   10.26       0.369           0.311          0.680      (0.380)         --       (0.380)           --
2008                   10.22       0.406           0.046          0.452      (0.412)         --       (0.412)           --
2007                   10.18       0.400           0.046          0.446      (0.406)         --       (0.406)           --
2006                   10.59       0.389          (0.383)         0.006      (0.416)         --       (0.416)           --
2005                   10.64       0.371          (0.020)         0.351      (0.401)         --       (0.401)           --

CLASS C SHARES
2010*                $ 10.56     $ 0.201        $  0.301       $  0.502     $(0.212)    $    --     $ (0.212)        $  --
2009                   10.25       0.396           0.325          0.721      (0.411)         --       (0.411)           --
2008                   10.20       0.430           0.060          0.490      (0.440)         --       (0.440)           --
2007                   10.17       0.425           0.039          0.464      (0.434)         --       (0.434)           --
2006                   10.57       0.423          (0.384)         0.039      (0.439)         --       (0.439)           --
2005                   10.62       0.398          (0.018)         0.380      (0.430)         --       (0.430)           --

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

FIDUCIARY SHARES
2010*                $ 10.03     $  0.171       $  0.097       $  0.268     $(0.171)    $(0.017)    $ (0.188)        $  --
2009                    9.83        0.344          0.216          0.560      (0.342)     (0.018)      (0.360)           --
2008                    9.72        0.348          0.129          0.477      (0.354)     (0.013)      (0.367)           --
2007                    9.81        0.361         (0.047)         0.314      (0.368)     (0.036)      (0.404)           --
2006                   10.12        0.370         (0.208)         0.162      (0.372)     (0.100)      (0.472)           --
2005                   10.32        0.381         (0.099)         0.282      (0.382)     (0.100)      (0.482)           --

                                                                          RATIO
                                                                       OF EXPENSES
                                                                        TO AVERAGE      RATIO OF
                       NET                     NET                      NET ASSETS        NET
                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                      VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME     PORTFOLIO
                       END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE    TURNOVER
                    OF PERIOD   RETURN***     (000)     NET ASSETS#    OF EXPENSES#   NET ASSETS#     RATE
-------------------------------------------------------------------------------------------------------------
---------------------------------------
INCOME PLUS ALLOCATION FUND (CONTINUED)
---------------------------------------

CLASS C SHARES
2010*                 $19.05      5.81%      $  4,729      1.28%         2.04%            1.57%         14%
2009                   18.12     (4.97)         3,493      1.30          2.24             1.83          75
2008                   20.19     (3.32)         3,210      1.35          1.76             1.84          61
2007                   21.73      7.63          3,775      1.32          1.47             1.78          12
2006                   20.85      2.39          2,086      1.59          2.20             1.48          26
2005 (1)               20.66      4.12            517      1.56**        5.40**           1.40**        94++

---------
BOND FUND
---------

FIDUCIARY SHARES
2010*                 $11.07      5.13%      $316,750      0.77%         1.00%            4.40%         19%
2009                   10.77      7.93        307,014      0.77          0.99             4.57          41
2008                   10.45      5.42        344,350      0.76          0.98             4.83          28
2007                   10.40      5.40        352,610      0.74          0.99             4.81          16
2006                   10.35      1.08        396,003      0.74          0.99             4.71          20
2005                   10.75      4.35        429,614      0.75          1.04             4.44          11

CLASS A SHARES
2010*                 $10.90      4.98%      $ 26,249      1.03%         1.25%            4.15%         19%
2009                   10.61      7.58         22,726      1.02          1.24             4.32          41
2008                   10.31      5.24         31,167      1.01          1.23             4.58          28
2007                   10.26      5.11         31,068      1.00          1.24             4.56          16
2006                   10.22      0.75         35,511      0.99          1.24             4.45          20
2005                   10.63      4.15         44,289      1.00          1.29             4.19          11

CLASS B SHARES
2010*                 $10.86      4.73%      $  1,999      1.71%         1.75%            3.47%         19%
2009                   10.56      6.87          2,789      1.70          1.74             3.64          41
2008                   10.26      4.43          4,273      1.69          1.73             3.89          28
2007                   10.22      4.43          5,577      1.68          1.74             3.87          16
2006                   10.18      0.06          6,926      1.69          1.74             3.75          20
2005                   10.59      3.32          8,093      1.73          1.79             3.46          11

CLASS C SHARES
2010*                 $10.85      4.79%      $  2,636      1.46%         1.50%            3.72%         19%
2009                   10.56      7.29          1,309      1.45          1.49             3.89          41
2008                   10.25      4.82            194      1.45          1.49             4.14          28
2007                   10.20      4.61            102      1.43          1.49             4.13          16
2006                   10.17      0.39             91      1.43          1.49             4.10          20
2005                   10.57      3.61             37      1.48          1.55             3.73          11

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

FIDUCIARY SHARES
2010*                 $10.11      2.68%      $103,330      0.53%         1.02%            3.34%          4%
2009                   10.03      5.80         96,420      0.52          1.03             3.47          12
2008                    9.83      4.96         90,173      0.51          1.01             3.54          14
2007                    9.72      3.24         89,852      0.49          1.00             3.67           2
2006                    9.81      1.65         95,266      0.50          1.00             3.72           5
2005                   10.12      2.74        102,059      0.50          1.07             3.69           6

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSET VALUE, "--" IS AN AMOUNT LESS THAN $1,000.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 **  ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS BEEN ANNUALIZED.

  +  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

 ++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4%, 7% AND 8% FOR THE CAPITAL GROWTH ALLOCATION FUND, THE GROWTH & INCOME ALLOCATION FUND AND THE INCOME PLUS ALLOCATION FUND, RESPECTIVELY.

  # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE CAPITAL GROWTH ALLOCATION FUND, DIVERSIFIED EQUITY ALLOCATION FUND, GROWTH & INCOME ALLOCATION FUND AND INCOME PLUS ALLOCATION FUND.

(1)  COMMENCED OPERATIONS ON OCTOBER 12, 2004.

(2)  COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 189

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                    DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                -------------------------------                -----------------------
                       NET
                      ASSET                       NET REALIZED                                               TOTAL
                      VALUE,          NET        AND UNREALIZED      TOTAL        NET                        FROM
                    BEGINNING     INVESTMENT        GAIN ON          FROM      INVESTMENT     CAPITAL    DIVIDENDS AND   REDEMPTION
                    OF PERIOD       INCOME+       INVESTMENTS     OPERATIONS     INCOME        GAINS     DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------

   CLASS A SHARES
   2010*             $  9.98        $ 0.157        $   0.098       $  0.255     $(0.158)     $(0.017)      $ (0.175)        $  --
   2009                 9.78          0.318            0.217          0.535      (0.317)      (0.018)        (0.335)           --
   2008                 9.68          0.323            0.120          0.443      (0.330)      (0.013)        (0.343)           --
   2007                 9.77          0.334           (0.045)         0.289      (0.343)      (0.036)        (0.379)           --
   2006                10.08          0.344           (0.207)         0.137      (0.347)      (0.100)        (0.447)           --
   2005                10.28          0.354           (0.098)         0.256      (0.356)      (0.100)        (0.456)           --

   CLASS B SHARES
   2010*             $  9.98        $ 0.122        $   0.096       $  0.218     $(0.121)     $(0.017)      $ (0.138)        $  --
   2009                 9.77          0.249            0.225          0.474      (0.246)      (0.018)        (0.264)           --
   2008                 9.67          0.254            0.119          0.373      (0.260)      (0.013)        (0.273)           --
   2007                 9.76          0.266           (0.044)         0.222      (0.276)      (0.036)        (0.312)           --
   2006                10.08          0.272           (0.214)         0.058      (0.278)      (0.100)        (0.378)           --
   2005                10.28          0.277           (0.096)         0.181      (0.281)      (0.100)        (0.381)           --

   CLASS C SHARES
   2010*             $  9.95        $ 0.134        $   0.099       $  0.233     $(0.136)     $(0.017)      $ (0.153)        $  --
   2009                 9.76          0.272            0.211          0.483      (0.275)      (0.018)        (0.293)           --
   2008                 9.66          0.275            0.125          0.400      (0.287)      (0.013)        (0.300)           --
   2007                 9.75          0.289           (0.046)         0.243      (0.297)      (0.036)        (0.333)           --
   2006                10.06          0.296           (0.206)         0.090      (0.300)      (0.100)        (0.400)           --
   2005                10.27          0.302           (0.104)         0.198      (0.308)      (0.100)        (0.408)           --

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2010*             $ 11.20        $ 0.173        $   0.120       $  0.293     $(0.173)     $    --       $ (0.173)        $  --
   2009                10.95          0.371            0.259          0.630      (0.371)      (0.009)        (0.380)           --
   2008                10.84          0.420            0.122          0.542      (0.426)      (0.006)        (0.432)           --
   2007                10.92          0.433           (0.033)         0.400      (0.441)      (0.039)        (0.480)           --
   2006                11.25          0.442           (0.231)         0.211      (0.451)      (0.090)        (0.541)           --
   2005                11.52          0.459           (0.182)         0.277      (0.459)      (0.088)        (0.547)           --

   CLASS A SHARES
   2010*             $ 11.20        $ 0.158        $   0.121       $  0.279     $(0.159)     $    --       $ (0.159)        $  --
   2009                10.95          0.343            0.260          0.603      (0.344)      (0.009)        (0.353)           --
   2008                10.83          0.391            0.135          0.526      (0.400)      (0.006)        (0.406)           --
   2007                10.92          0.405           (0.042)         0.363      (0.414)      (0.039)        (0.453)           --
   2006                11.25          0.414           (0.230)         0.184      (0.424)      (0.090)        (0.514)           --
   2005                11.52          0.431           (0.182)         0.249      (0.431)      (0.088)        (0.519)           --

   CLASS C SHARES
   2010*(1)          $ 11.40        $ 0.042        $  (0.066)      $ (0.024)    $(0.046)     $    --       $ (0.046)        $  --
   2008 (2)            11.05          0.058            0.070          0.128      (0.058)          --         (0.058)           --
   2007                11.12          0.360           (0.045)         0.315      (0.346)      (0.039)        (0.385)           --
   2006                11.44          0.368           (0.230)         0.138      (0.368)      (0.090)        (0.458)           --
   2005                11.54          0.381           (0.018)         0.363      (0.375)      (0.088)        (0.463)           --
   2004 (3)            11.78          0.343           (0.315)         0.028      (0.267)      (0.001)        (0.268)           --

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2010*             $ 10.00        $ 0.150        $   0.106       $  0.256     $(0.156)     $    --       $ (0.156)        $  --
   2009                 9.89          0.392            0.111          0.503      (0.393)          --         (0.393)           --
   2008                 9.82          0.430            0.074          0.504      (0.434)          --         (0.434)           --
   2007                 9.76          0.406            0.055          0.461      (0.401)          --         (0.401)           --
   2006                 9.84          0.346           (0.085)         0.261      (0.341)          --         (0.341)           --
   2005 (4)            10.00          0.209           (0.176)         0.033      (0.193)          --         (0.193)           --

   CLASS A SHARES
   2010*             $  9.98        $ 0.135        $   0.117       $  0.252     $(0.142)     $    --       $ (0.142)        $  --
   2009                 9.88          0.364            0.104          0.468      (0.368)          --         (0.368)           --
   2008                 9.81          0.401            0.076          0.477      (0.407)          --         (0.407)           --
   2007                 9.76          0.365            0.061          0.426      (0.376)          --         (0.376)           --
   2006                 9.84          0.319           (0.082)         0.237      (0.317)          --         (0.317)           --
   2005 (4)            10.00          0.214           (0.198)         0.016      (0.176)          --         (0.176)           --

                                                                            RATIO
                                                                         OF EXPENSES
                                                                          TO AVERAGE      RATIO OF
                        NET                      NET                      NET ASSETS        NET
                       ASSET                   ASSETS,       RATIO        EXCLUDING      INVESTMENT
                       VALUE,                    END      OF EXPENSES    FEE WAIVERS       INCOME     PORTFOLIO
                        END         TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE    TURNOVER
                     OF PERIOD   RETURN****     (000)      NET ASSETS    OF EXPENSES     NET ASSETS      RATE
---------------------------------------------------------------------------------------------------------------
------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------

   CLASS A SHARES
   2010*              $ 10.06       2.56%     $57,841        0.78%           1.27%         3.09%         4%
   2009                  9.98       5.57       48,833        0.77            1.28          3.22         12
   2008                  9.78       4.62       28,430        0.75            1.25          3.30         14
   2007                  9.68       3.00       27,500        0.74            1.25          3.42          2
   2006                  9.77       1.40       37,472        0.75            1.25          3.47          5
   2005                 10.08       2.50       54,030        0.75            1.32          3.44          6

   CLASS B SHARES
   2010*              $ 10.06       2.18%     $ 1,107        1.48%           1.77%         2.39%         4%
   2009                  9.98       4.92        1,621        1.47            1.78          2.52         12
   2008                  9.77       3.88        3,254        1.46            1.76          2.59         14
   2007                  9.67       2.29        4,326        1.44            1.75          2.72          2
   2006                  9.76       0.60        5,345        1.46            1.75          2.75          5
   2005                 10.08       1.75        6,357        1.50            1.81          2.69          6

   CLASS C SHARES
   2010*              $ 10.03       2.35%     $ 9,140        1.23%           1.52%         2.64%         4%
   2009                  9.95       5.03        4,938        1.22            1.53          2.77         12
   2008                  9.76       4.18        1,287        1.22            1.52          2.83         14
   2007                  9.66       2.52          259        1.19            1.50          2.96          2
   2006                  9.75       0.93          540        1.22            1.50          3.00          5
   2005                 10.06       1.92          928        1.25            1.57          2.95          6

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2010*              $ 11.32       2.63%     $75,291        0.51%           1.07%         3.03%         6%
   2009                 11.20       5.85       75,000        0.44            1.08          3.35         35
   2008                 10.95       5.06       62,883        0.29            1.05          3.82         19
   2007                 10.84       3.72       67,896        0.28            1.01          3.95          4
   2006                 10.92       1.94       75,401        0.28            1.00          4.00          7
   2005                 11.25       2.42       90,137        0.28            1.07          4.01         14

   CLASS A SHARES
   2010*              $ 11.32       2.50%     $20,049        0.76%           1.32%         2.78%         6%
   2009                 11.20       5.60       19,285        0.69            1.33          3.10         35
   2008                 10.95       4.91        7,108        0.54            1.30          3.57         19
   2007                 10.83       3.37        3,159        0.53            1.25          3.70          4
   2006                 10.92       1.69        2,923        0.53            1.25          3.74          7
   2005                 11.25       2.17        3,719        0.53            1.32          3.76         14

   CLASS C SHARES
   2010*(1)           $ 11.33      (0.30)%    $   419        1.21%           1.57%         2.33%         6%
   2008 (2)             11.12       1.16           --        0.97**          1.43**        3.01**       19***
   2007                 11.05       2.86            6        0.97            1.55          3.22          4
   2006                 11.12       1.24           25        1.00            1.51          3.27          7
   2005                 11.44       3.15           50        1.03            1.59          3.30         14
   2004 (3)             11.54       0.23           --++      0.67**          0.67**        4.30**        2

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2010*              $ 10.10       2.58%     $67,038        0.66%           1.00%         2.96%        13%
   2009                 10.00       5.24       51,471        0.66            1.07          3.99         54
   2008                  9.89       5.21       52,958        0.65            0.97          4.33         43
   2007                  9.82       4.81       54,638        0.65            0.92          4.13         33
   2006                  9.76       2.71       36,497        0.65            0.92          3.54         27
   2005 (4)              9.84       0.34       24,545        0.65**          1.11**        2.86**        9

   CLASS A SHARES
   2010*              $ 10.09       2.54%     $19,311        0.94%           1.25%         2.68%        13%
   2009                  9.98       4.88        9,403        0.93            1.32          3.72         54
   2008                  9.88       4.93          271        0.93            1.23          4.05         43
   2007                  9.81       4.43          153        0.91            1.16          3.72         33
   2006                  9.76       2.46        1,113        0.90            1.21          3.26         27
   2005 (4)              9.84       0.17        1,439        0.91**          1.39**        2.93**        9

        The accompanying notes are an integral part of the financial statements.

190 HIGHMARK(R) FUNDS

                                                                                    DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                 -------------------------------                --------------------
                        NET
                       ASSET                       NET REALIZED                                            TOTAL
                       VALUE,          NET        AND UNREALIZED      TOTAL         NET                     FROM
                     BEGINNING     INVESTMENT         GAIN ON         FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                     OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
---------------------------------------------------------------------------------------------------------------------------------
--------------------------------
SHORT TERM BOND FUND (CONTINUED)
--------------------------------

   CLASS C SHARES
   2010*              $ 10.10        $0.114          $ 0.107          $0.221      $(0.121)   $    --      $(0.121)     $   --
   2009                  9.99         0.323            0.112           0.435       (0.325)        --       (0.325)         --
   2008                  9.91         0.362            0.073           0.435       (0.355)        --       (0.355)         --
   2007                  9.84         0.334            0.066           0.400       (0.330)        --       (0.330)         --
   2006                  9.92         0.277           (0.084)          0.193       (0.273)        --       (0.273)         --
   2005 (5)              9.95         0.163           (0.093)          0.070       (0.100)        --       (0.100)         --

----------------------------
WISCONSIN TAX-EXEMPT FUND
----------------------------

   CLASS A SHARES
   2010*              $ 10.10        $0.180          $ 0.252          $0.432      $(0.182)   $    --      $(0.182)     $   --
   2009 (6)              9.61         0.267            0.481           0.748       (0.258)        --       (0.258)         --
   2008 (7)             10.35          0.37^           (0.74)          (0.37)       (0.37)        --        (0.37)         --
   2007 (7)             10.49          0.37^           (0.14)           0.23        (0.37)        --        (0.37)         --
   2006 (7)             10.36          0.37^            0.13            0.50        (0.37)        --        (0.37)         --
   2005 (7)             10.55          0.37^           (0.19)           0.18        (0.37)        --        (0.37)         --
   2004 (8)             10.52          0.30^            0.04            0.34        (0.31)        --        (0.31)         --
   2003 (9)             10.44          0.40^            0.07            0.47        (0.39)        --        (0.39)         --

   CLASS B SHARES
   2010*              $ 10.09        $0.143          $ 0.252          $0.395      $(0.145)   $    --      $(0.145)     $   --
   2009 (6)              9.60         0.212            0.482           0.694       (0.204)        --       (0.204)         --
   2008 (7)             10.34          0.29^           (0.74)          (0.45)       (0.29)        --        (0.29)         --
   2007 (7)             10.48          0.29^           (0.14)           0.15        (0.29)        --        (0.29)         --
   2006 (7)             10.35          0.29^            0.13            0.42        (0.29)        --        (0.29)         --
   2005 (7)             10.55          0.29^           (0.20)           0.09        (0.29)        --        (0.29)         --
   2004 (8)             10.52          0.24^            0.03            0.27        (0.24)        --        (0.24)         --
   2003 (10)            10.39          0.32^            0.12            0.44        (0.31)        --        (0.31)         --

   CLASS C SHARES
   2010*              $ 10.09        $0.156          $ 0.253          $0.409      $(0.159)   $    --      $(0.159)     $   --
   2009 (6)              9.60         0.216            0.481           0.697       (0.207)        --       (0.207)         --
   2008 (7)             10.34          0.29^           (0.74)          (0.45)       (0.29)        --        (0.29)         --
   2007 (7)             10.48          0.30^           (0.15)           0.15        (0.29)        --        (0.29)         --
   2006 (7)             10.35          0.29^            0.13            0.42        (0.29)        --        (0.29)         --
   2005 (7)             10.55          0.29^           (0.20)           0.09        (0.29)        --        (0.29)         --
   2004 (8)             10.52          0.24^            0.03            0.27        (0.24)        --        (0.24)         --
   2003 (10)            10.39          0.32^            0.12            0.44        (0.31)        --        (0.31)         --

                                                                           RATIO
                                                                        OF EXPENSES
                                                                         TO AVERAGE       RATIO OF
                        NET                     NET                      NET ASSETS         NET
                       ASSET                  ASSETS,       RATIO        EXCLUDING       INVESTMENT
                       VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                        END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                     OF PERIOD   RETURN****    (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
--------------------------------
SHORT TERM BOND FUND (CONTINUED)
--------------------------------

   CLASS C SHARES
   2010*              $ 10.20       2.20%   $   9,984       1.39%          1.50%           2.23%         13%
   2009                 10.10       4.47        3,109       1.38           1.57            3.27          54
   2008                  9.99       4.44          362       1.37           1.47            3.61          43
   2007                  9.91       4.12        1,608       1.36           1.42            3.37          33
   2006                  9.84       1.98        2,509       1.37           1.47            2.80          27
   2005 (5)              9.92       0.61           15       1.38**         1.57**          2.43**         9

----------------------------
WISCONSIN TAX-EXEMPT FUND
----------------------------

   CLASS A SHARES
   2010*              $ 10.35       4.39%   $ 143,708       0.90%          1.29%           3.45%          9%
   2009 (6)             10.10       7.76      140,399       1.03**         1.28**          3.61**         9
   2008 (7)              9.61      (3.72)     143,533       0.95           1.06            3.59           9
   2007 (7)             10.35       2.24      157,899       0.99           1.04            3.56           9
   2006 (7)             10.49       4.89      154,008       1.08           1.08            3.54           6
   2005 (7)             10.36       1.68      150,097       1.09           1.09            3.48           8
   2004 (8)             10.55       3.26      150,891       1.07**         1.13**          3.50**         9
   2003 (9)             10.52       4.63      156,647       1.00           1.07            3.77          11

   CLASS B SHARES
   2010*              $ 10.34       4.03%   $   3,020       1.60%          1.79%           2.75%          9%
   2009 (6)             10.09       7.18        3,142       1.77**         1.98**          2.87**         9
   2008 (7)              9.60      (4.43)       3,319       1.70           1.81            2.84           9
   2007 (7)             10.34       1.51        3,562       1.74           1.79            2.81           9
   2006 (7)             10.48       4.14        3,630       1.83           1.83            2.79           6
   2005 (7)             10.35       0.86        3,535       1.84           1.84            2.73           8
   2004 (8)             10.55       2.66        3,683       1.82**         1.88**          2.75**         9
   2003 (10)            10.52       4.33        2,940       1.74**         1.85**          2.93**        11

   CLASS C SHARES
   2010*              $ 10.34       4.16%   $   7,525       1.35%          1.54%           3.00%          9%
   2009 (6)             10.09       7.22        6,406       1.72**         1.93**          2.92**         9
   2008 (7)              9.60      (4.33)       6,009       1.70           1.81            2.84           9
   2007 (7)             10.34       1.51        6,640       1.74           1.79            2.81           9
   2006 (7)             10.48       4.14        4,631       1.83           1.83            2.79           6
   2005 (7)             10.35       0.86        4,195       1.84           1.84            2.73           8
   2004 (8)             10.55       2.66        3,491       1.82**         1.88**          2.75**         9
   2003 (10)            10.52       4.33        2,736       1.74**         1.85**          2.94**        11

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSET VALUE, "--" IS AN AMOUNT LESS THAN $1,000.

   * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

  **  ANNUALIZED.

 ***  PORTFOLIO TURNOVER RATE BASED ON ONE YEAR DATA.

**** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

   + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ++  AMOUNT REPRESENTS LESS THAN $1,000.

   ^  PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

 (1) CLASS C SHARES RESUMED OPERATIONS ON DECEMBER 4, 2009, WITH A BEGINNING NET ASSET VALUE PER SHARE OF $11.40.

 (2) THE INFORMATION PRESENTED IS FOR THE PERIOD FROM AUGUST 1, 2007 THROUGH SEPTEMBER 27, 2007. CLASS C SHARES CLOSED ON SEPTEMBER 27, 2007. THE ENDING NET ASSET VALUE REFLECTS THE PRICE WHICH FINAL REDEMPTIONS WERE PAID.

 (3)  COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

 (4)  COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

 (5)  COMMENCED OPERATIONS ON NOVEMBER 29, 2004.

 (6) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

 (7)  FOR THE YEAR ENDED OCTOBER 31.

 (8)  FOR THE TEN MONTH PERIOD ENDED OCTOBER 31, 2004.

 (9)  FOR THE YEAR ENDED DECEMBER 31, 2003.

(10) FOR THE PERIOD FROM JANUARY 6, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2003.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 191

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                    DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                -------------------------------                -----------------------
                       NET
                      ASSET                       NET REALIZED                                               TOTAL
                      VALUE,          NET        AND UNREALIZED      TOTAL        NET                        FROM
                    BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT     CAPITAL    DIVIDENDS AND   REDEMPTION
                    OF PERIOD       INCOME+       INVESTMENTS     OPERATIONS     INCOME        GAINS     DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2010*              $ 1.00      $    --+++        $    --         $    --    $    --+++    $  --          $    --         $ --
   2009                 1.00        0.011                --           0.011     (0.011)         --           (0.011)          --
   2008                 1.00        0.024             0.001           0.025     (0.025)         --           (0.025)          --
   2007                 1.00        0.031                --           0.031     (0.031)         --           (0.031)          --
   2006                 1.00        0.025                --           0.025     (0.025)         --           (0.025)          --
   2005                 1.00        0.014                --           0.014     (0.014)         --           (0.014)          --

   CLASS A SHARES
   2010*              $ 1.00      $    --+++        $    --         $    --    $    --+++    $  --          $    --         $ --
   2009                 1.00        0.009                --           0.009     (0.009)         --           (0.009)          --
   2008                 1.00        0.022             0.001           0.023     (0.023)         --           (0.023)          --
   2007                 1.00        0.028                --           0.028     (0.028)         --           (0.028)          --
   2006                 1.00        0.023                --           0.023     (0.023)         --           (0.023)          --
   2005                 1.00        0.012                --           0.012     (0.012)         --           (0.012)          --

   CLASS S SHARES
   2010*              $ 1.00      $    --+++        $    --         $    --    $    --+++    $  --          $    --         $ --
   2009                 1.00        0.007                --           0.007     (0.007)         --           (0.007)          --
   2008                 1.00        0.019             0.001           0.020     (0.020)         --           (0.020)          --
   2007                 1.00        0.026                --           0.026     (0.026)         --           (0.026)          --
   2006                 1.00        0.020                --           0.020     (0.020)         --           (0.020)          --
   2005                 1.00        0.009                --           0.009     (0.009)         --           (0.009)          --

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2010*              $ 1.00      $ 0.002           $    --         $ 0.002    $(0.002)      $  --          $(0.002)        $ --
   2009                 1.00        0.015                --           0.015     (0.015)         --           (0.015)          --
   2008                 1.00        0.037                --           0.037     (0.037)         --           (0.037)          --
   2007                 1.00        0.049                --           0.049     (0.049)         --           (0.049)          --
   2006                 1.00        0.039                --           0.039     (0.039)         --           (0.039)          --
   2005                 1.00        0.019                --           0.019     (0.019)         --           (0.019)          --

   CLASS A SHARES
   2010*              $ 1.00      $ 0.001           $    --         $ 0.001    $(0.001)      $  --          $(0.001)        $ --
   2009                 1.00        0.013                --           0.013     (0.013)         --           (0.013)          --
   2008                 1.00        0.034             0.001           0.035     (0.035)         --           (0.035)          --
   2007                 1.00        0.046                --           0.046     (0.046)         --           (0.046)          --
   2006                 1.00        0.037                --           0.037     (0.037)         --           (0.037)          --
   2005                 1.00        0.017                --           0.017     (0.017)         --           (0.017)          --

   CLASS S SHARES
   2010*              $ 1.00      $    --+++        $    --         $    --    $    --+++    $  --          $    --         $ --
   2009                 1.00        0.010                --           0.010     (0.010)         --           (0.010)          --
   2008                 1.00        0.032                --           0.032     (0.032)         --           (0.032)          --
   2007                 1.00        0.044                --           0.044     (0.044)         --           (0.044)          --
   2006                 1.00        0.033             0.001           0.034     (0.034)         --           (0.034)          --
   2005                 1.00        0.014                --           0.014     (0.014)         --           (0.014)          --

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------

   FIDUCIARY SHARES
   2010*              $ 1.00      $ 0.001           $    --         $ 0.001    $(0.001)      $  --          $(0.001)        $ --
   2009 (1)             1.00       (0.004)^              --           0.004     (0.004)         --           (0.004)          --

   CLASS A SHARES
   2010*              $ 1.00      $ 0.001           $    --         $ 0.001    $(0.001)      $  --          $(0.001)        $ --
   2009 (1)             1.00       (0.001)^              --           0.001     (0.001)         --           (0.001)          --

   CLASS S SHARES
   2010*(2)           $ 1.00      $    --           $    --         $    --    $    --       $  --          $    --         $ --
   2009 (1)(2)          1.00           --^               --              --         --          --               --           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                        NET                       NET                       NET ASSETS        NET
                       ASSET                    ASSETS,        RATIO        EXCLUDING      INVESTMENT
                       VALUE,                     END       OF EXPENSES    FEE WAIVERS       INCOME
                        END         TOTAL      OF PERIOD     TO AVERAGE   AND REDUCTION    TO AVERAGE
                     OF PERIOD    RETURN***      (000)       NET ASSETS    OF EXPENSES     NET ASSETS
-----------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2010*              $ 1.00        0.02%     $   248,678     0.42%++         0.79%          0.04%
   2009                 1.00        1.15          343,075     0.54++          0.79           1.14
   2008                 1.00        2.55          460,265     0.49            0.76           2.42
   2007                 1.00        3.13          226,583     0.48            0.79           3.08
   2006                 1.00        2.57          176,711     0.48            0.79           2.53
   2005                 1.00        1.46          188,716     0.45            0.82           1.44

   CLASS A SHARES
   2010*              $ 1.00        0.01%     $   343,935     0.44%++         1.04%          0.02%
   2009                 1.00        0.93          604,164     0.78++          1.04           0.90
   2008                 1.00        2.30          674,650     0.74            1.01           2.17
   2007                 1.00        2.87          329,718     0.72            1.04           2.83
   2006                 1.00        2.32          278,442     0.73            1.03           2.30
   2005                 1.00        1.21          268,133     0.70            1.07           1.19

   CLASS S SHARES
   2010*              $ 1.00        0.01%     $    25,281     0.44%++         1.09%          0.02%
   2009                 1.00        0.73           39,228     0.97++          1.09           0.71
   2008                 1.00        2.04           34,968     0.99            1.06           1.92
   2007                 1.00        2.61           56,721     0.98            1.09           2.60
   2006                 1.00        2.05           40,753     0.99            1.09           2.03
   2005                 1.00        0.90           37,543     1.00            1.12           0.92

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2010*              $ 1.00        0.17%     $ 2,029,016     0.56%++         0.77%          0.35%
   2009                 1.00        1.55        2,415,777     0.58++          0.80           1.53
   2008                 1.00        3.81        2,193,518     0.54            0.76           3.66
   2007                 1.00        4.98        1,764,559     0.52            0.78           4.87
   2006                 1.00        4.02        1,923,511     0.52            0.79           3.93
   2005                 1.00        1.94        2,118,149     0.53            0.81           1.91

   CLASS A SHARES
   2010*              $ 1.00        0.07%     $   609,051     0.78%++         1.02%          0.13%
   2009                 1.00        1.30          858,653     0.83++          1.05           1.28
   2008                 1.00        3.55          981,601     0.79            1.01           3.41
   2007                 1.00        4.72          792,969     0.78            1.03           4.62
   2006                 1.00        3.76          724,910     0.77            1.04           3.74
   2005                 1.00        1.69          556,443     0.78            1.06           1.67

   CLASS S SHARES
   2010*              $ 1.00        0.04%     $   217,375     0.83%++         1.07%          0.08%
   2009                 1.00        1.05          234,462     1.08++          1.10           1.03
   2008                 1.00        3.29          333,995     1.04            1.06           3.16
   2007                 1.00        4.47          372,409     1.03            1.08           4.37
   2006                 1.00        3.49          464,413     1.05            1.10           3.29
   2005                 1.00        1.39          645,362     1.08            1.11           1.37

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------

   FIDUCIARY SHARES
   2010*              $ 1.00        0.03%     $   186,881     0.13%++         0.79%          0.06%
   2009 (1)             1.00        0.41          139,233     0.15**++        0.80**         0.23**

   CLASS A SHARES
   2010*              $ 1.00        0.02%     $     6,154     0.16%++         1.04%          0.03%
   2009 (1)             1.00        0.10           13,847     0.30**++        1.05**         0.08**

   CLASS S SHARES
   2010*(2)           $ 1.00        0.00%     $        --     0.12%++         2.53%          0.07%
   2009 (1)(2)          1.00        0.00               --     0.15**++        0.55**         0.23**

        The accompanying notes are an integral part of the financial statements.

192 HIGHMARK(R) FUNDS

                                                                                  DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                  ---------------------------                ---------------------
                          NET
                         ASSET                   NET REALIZED                                            TOTAL
                         VALUE,        NET      AND UNREALIZED      TOTAL         NET                     FROM
                       BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                       OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2010*                 $ 1.00     $ 0.001        $    --         $ 0.001     $(0.001)      $  --      $(0.001)        $  --
   2009                    1.00       0.009^            --           0.009      (0.009)         --       (0.009)           --
   2008                    1.00       0.031          0.001           0.032      (0.032)         --       (0.032)           --
   2007                    1.00       0.048             --           0.048      (0.048)         --       (0.048)           --
   2006                    1.00       0.039             --           0.039      (0.039)         --       (0.039)           --
   2005                    1.00       0.018             --           0.018      (0.018)         --       (0.018)           --

   CLASS A SHARES
   2010*                 $ 1.00     $    --+++     $    --         $    --     $    --+++    $  --      $    --         $  --
   2009                    1.00       0.008^            --           0.008      (0.008)         --       (0.008)           --
   2008                    1.00       0.029          0.001           0.030      (0.030)         --       (0.030)           --
   2007                    1.00       0.045             --           0.045      (0.045)         --       (0.045)           --
   2006                    1.00       0.036             --           0.036      (0.036)         --       (0.036)           --
   2005                    1.00       0.015          0.001           0.016      (0.016)         --       (0.016)           --

   CLASS B SHARES
   2010*                 $ 1.00     $    --+++     $    --         $    --     $    --+++    $  --      $    --         $  --
   2009                    1.00       0.005^            --           0.005      (0.005)         --       (0.005)           --
   2008                    1.00       0.022          0.001           0.023      (0.023)         --       (0.023)           --
   2007                    1.00       0.038             --           0.038      (0.038)         --       (0.038)           --
   2006                    1.00       0.028          0.001           0.029      (0.029)         --       (0.029)           --
   2005                    1.00       0.008          0.001           0.009      (0.009)         --       (0.009)           --

   CLASS C SHARES
   2010*                 $ 1.00     $    --+++     $    --         $    --     $    --+++    $  --      $    --         $  --
   2009                    1.00       0.006^            --           0.006      (0.006)         --       (0.006)           --
   2008                    1.00       0.024          0.001           0.025      (0.025)         --       (0.025)           --
   2007                    1.00       0.041             --           0.041      (0.041)         --       (0.041)           --
   2006 (3)                1.00       0.025         (0.001)          0.024      (0.024)         --       (0.024)           --

   CLASS S SHARES
   2010*                 $ 1.00     $    --+++     $    --         $    --     $    --+++    $  --       $   --         $  --
   2009                    1.00       0.007^            --           0.007      (0.007)         --       (0.007)           --
   2008                    1.00       0.026          0.001           0.027      (0.027)         --       (0.027)           --
   2007                    1.00       0.043             --           0.043      (0.043)         --       (0.043)           --
   2006                    1.00       0.034         (0.001)          0.033      (0.033)         --       (0.033)           --
   2005                    1.00       0.014         (0.001)          0.013      (0.013)         --       (0.013)           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                          NET                      NET                      NET ASSETS        NET
                         ASSET                   ASSETS,       RATIO        EXCLUDING      INVESTMENT
                         VALUE,                    END      OF EXPENSES    FEE WAIVERS       INCOME
                          END        TOTAL      OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE
                       OF PERIOD   RETURN***      (000)     NET ASSETS     OF EXPENSES     NET ASSETS
------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2010*                 $1.00       0.05%     $1,112,434       0.15%++        0.78%       0.10%
   2009                   1.00       0.95         873,242       0.49++         0.80        0.88
   2008                   1.00       3.25         576,230       0.54           0.78        3.14
   2007                   1.00       4.90         456,802       0.53           0.79        4.80
   2006                   1.00       3.93         506,572       0.53           0.79        3.88
   2005                   1.00       1.86         437,804       0.53           0.82        1.83

   CLASS A SHARES
   2010*                 $1.00       0.04%     $   38,747       0.18%++        1.03%       0.07%
   2009                   1.00       0.79          66,319       0.67++         1.05        0.70
   2008                   1.00       2.99          80,235       0.79           1.05        2.89
   2007                   1.00       4.64          33,560       0.78           1.04        4.55
   2006                   1.00       3.67          32,754       0.78           1.04        3.61
   2005                   1.00       1.61          33,440       0.78           1.07        1.55

   CLASS B SHARES
   2010*                 $1.00       0.04%     $      253       0.17%++        1.53%       0.08%
   2009                   1.00       0.47             236       0.94++         1.55        0.43
   2008                   1.00       2.30             127       1.48           1.51        2.20
   2007                   1.00       3.91             432       1.48           1.54        3.85
   2006                   1.00       2.93             780       1.50           1.54        2.83
   2005                   1.00       0.87           1,178       1.51           1.57        0.79

   CLASS C SHARES
   2010*                 $1.00       0.04%     $      242       0.17%++        1.28%       0.07%
   2009                   1.00       0.58             308       0.82++         1.30        0.55
   2008                   1.00       2.53             251       1.24           1.28        2.44
   2007                   1.00       4.16              29       1.23           1.29        4.09
   2006 (3)               1.00       2.40              61       1.23**         1.29**      3.80**

   CLASS S SHARES
   2010*                 $1.00       0.02%     $  150,499       0.20%++        1.08%       0.05%
   2009                   1.00       0.67         158,151       0.78++         1.10        0.59
   2008                   1.00       2.74         161,100       1.04           1.08        2.64
   2007                   1.00       4.38         128,681       1.03           1.09        4.30
   2006                   1.00       3.40          93,026       1.04           1.09        3.41
   2005                   1.00       1.31          58,602       1.08           1.12        1.38

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 **  ANNUALIZED.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++ THE EFFECT OF PARTICIPATING IN THE MONEY MARKET GOVERNMENT INSURANCE PROGRAM EXPENSE FOR THE PERIODS ENDED 01/31/10 AND 07/31/09, RESPECTIVELY, WAS 0.02% AND 0.04% FOR THE CALIFORNIA TAX-FREE MONEY MARKET FUND, 0.01% AND 0.04% FOR THE DIVERSIFIED MONEY MARKET FUND, 0.00% AND 0.00% FOR THE TREASURY PLUS MONEY MARKET FUND AND 0.01% AND 0.03% FOR THE U.S. GOVERNMENT MONEY MARKET FUND.

+++  AMOUNT REPRESENTS LESS THAN $0.001.

  ^  PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)  COMMENCED OPERATIONS ON AUGUST 14, 2008.

(2) THIS CLASS HAD ONLY ONE SHARE OUTSTANDING THROUGHOUT THE PERIODS SHOWN, THEREFORE INVESTMENT ACTIVITIES WERE NOT GENERATED OR WERE LESS THAN $0.001.

(3)  COMMENCED OPERATIONS ON DECEMBER 1, 2005.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 193

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED) AND THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                    DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                  -------------------------------               ---------------------
                          NET
                         ASSET                     NET REALIZED                                              TOTAL
                         VALUE,        NET        AND UNREALIZED      TOTAL         NET                      FROM
                       BEGINNING    INVESTMENT    GAIN (LOSS) ON      FROM      INVESTMENT    CAPITAL    DIVIDENDS AND   REDEMPTION
                       OF PERIOD      INCOME       INVESTMENTS     OPERATIONS     INCOME       GAINS     DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2010*                $   1.00     $     --++     $      --       $     --    $     --++   $     --    $      --        $     --
   2009                     1.00        0.003              --          0.003      (0.003)          --       (0.003)             --
   2008                     1.00        0.023              --          0.023      (0.023)          --       (0.023)             --
   2007                     1.00        0.045              --          0.045      (0.045)          --       (0.045)             --
   2006                     1.00        0.035              --          0.035      (0.035)          --       (0.035)             --
   2005                     1.00        0.016              --          0.016      (0.016)          --       (0.016)             --

   CLASS A SHARES
   2010*                $   1.00     $     --++     $      --       $     --    $     --++   $     --    $      --        $     --
   2009                     1.00        0.002              --          0.002      (0.002)          --       (0.002)             --
   2008                     1.00        0.020              --          0.020      (0.020)          --       (0.020)             --
   2007                     1.00        0.042              --          0.042      (0.042)          --       (0.042)             --
   2006                     1.00        0.032           0.001          0.033      (0.033)          --       (0.033)             --
   2005                     1.00        0.014              --          0.014      (0.014)          --       (0.014)             --

   CLASS S SHARES
   2010*                $   1.00     $     --++     $      --       $     --    $     --++   $     --    $      --        $     --
   2009                     1.00        0.001              --          0.001      (0.001)          --       (0.001)             --
   2008                     1.00        0.018              --          0.018      (0.018)          --       (0.018)             --
   2007                     1.00        0.040              --          0.040      (0.040)          --       (0.040)             --
   2006                     1.00        0.030              --          0.030      (0.030)          --       (0.030)             --
   2005                     1.00        0.011              --          0.011      (0.011)          --       (0.011)             --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                       TO AVERAGE      RATIO OF
                          NET                   NET                    NET ASSETS         NET
                         ASSET                ASSETS,      RATIO       EXCLUDING      INVESTMENT
                        VALUE,                  END     OF EXPENSES   FEE WAIVERS       INCOME
                          END       TOTAL    OF PERIOD   TO AVERAGE  AND REDUCTION    TO AVERAGE
                       OF PERIOD  RETURN**     (000)     NET ASSETS   OF EXPENSES     NET ASSETS
-------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2010*                $  1.00      0.01%   $ 477,182     0.14%+++      0.77%          0.01%
   2009                    1.00      0.27      452,594     0.36+++       0.80           0.25
   2008                    1.00      2.27      465,490     0.54          0.76           2.21
   2007                    1.00      4.56      334,211     0.53          0.78           4.47
   2006                    1.00      3.58      391,906     0.52          0.78           3.54
   2005                    1.00      1.65      406,281     0.53          0.82           1.60

   CLASS A SHARES
   2010*                $  1.00      0.01%   $ 141,050     0.14%+++      1.02%          0.01%
   2009                    1.00      0.19      163,323     0.42+++       1.05           0.19
   2008                    1.00      2.02      125,056     0.79          1.01           1.96
   2007                    1.00      4.30      151,880     0.78          1.03           4.22
   2006                    1.00      3.32      177,512     0.78          1.04           3.20
   2005                    1.00      1.40      201,034     0.78          1.07           1.39

   CLASS S SHARES
   2010*                $  1.00      0.01%   $ 135,957     0.14%+++      1.07%          0.01%
   2009                    1.00      0.14      120,404     0.52+++       1.10           0.09
   2008                    1.00      1.77      168,509     1.04          1.06           1.71
   2007                    1.00      4.04      228,905     1.03          1.08           3.97
   2006                    1.00      3.04      231,826     1.04          1.09           3.01
   2005                    1.00      1.09      259,991     1.08          1.12           1.09

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

  * FOR THE SIX MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED). ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   AMOUNT REPRESENTS LESS THAN $0.001.

+++ THE EFFECT OF PARTICIPATING IN THE MONEY MARKET GOVERNMENT INSURANCE PROGRAM EXPENSE FOR THE PERIOD ENDED 01/31/10 AND 07/31/09 WAS 0.01% AND 0.04%, RESPECTIVELY FOR THE 100% U.S. TREASURY MONEY MARKET FUND.

        The accompanying notes are an integral part of the financial statements.

194 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2010 (UNAUDITED)

1. ORGANIZATION

HighMark(R) Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-nine funds:
Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Mid Cap Growth Fund (formerly Geneva Growth Fund), Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund (collectively, the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the "Fixed Income Funds"), Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively, the "Asset Allocation Funds"), California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively, the "Money Market Funds"). The Equity Funds, the Fixed Income Funds, the Asset Allocation Funds and the Money Market Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

                                                           HIGHMARK(R) FUNDS 195

JANUARY 31, 2010 (UNAUDITED)

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank, N.A. (the "Bank") (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels each of Fund's investments as of January 31, 2010 is included with each Fund's schedule of investments.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

      (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily using the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in forward foreign currency contracts was the International Opportunities Fund. During the six months ended January 31, 2010, the averages of the buys and sells of principal amount covered by contracts of forward foreign currency contracts entered into by the International Opportunities Fund were $57,039,421 and $(8,415,323), respectively.

196 HIGHMARK(R) FUNDS

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options for the six months ended January 31, 2010.

FUTURES CONTRACTS - The Core Equity Fund and the Small Cap Advantage Fund utilized futures contracts during the six months ended January 31, 2010. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of January 31, 2010, the Core Equity Fund and the Small Cap Advantage Fund were the only Funds to have open futures contracts. For open futures contracts see the Schedule of Investments, which is also indicative of activity for the six months ended January 31, 2010.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund may maintain, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

                                                           HIGHMARK(R) FUNDS 197

JANUARY 31, 2010 (UNAUDITED)

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Equity Funds may declare and pay dividends from net investment income periodically, each of the Fixed Income Funds may declare and pay dividends from net investment income monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board who are not officers or employees of the Bank or any subsidiary of the Bank (the "Trustees") are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading. Proceeds of the fees are recorded as an increase to paid-in capital of the applicable Fund.

Current, effective october 16, 2006
--------------------------------------------------------------------------------

                                                       FIDUCIARY CLASS
                                             -----------------------------------
Cognitive Value                              2% redemption and   30 days or less
                                             exchange fees       after purchase
Geneva Small Cap Growth                      2% redemption and   30 days or less
                                             exchange fees       after purchase
International Opportunities                  2% redemption and   30 days or less
                                             exchange fees       after purchase
Small Cap Advantage                          2% redemption and   30 days or less
                                             exchange fees       after purchase
Small Cap Value                              2% redemption and   30 days or less
                                             exchange fees       after purchase

                                                           CLASS A
                                             -----------------------------------
Cognitive Value                              2% redemption and   30 days or less
                                             exchange fees       after purchase
Geneva Small Cap Growth                      2% redemption and   30 days or less
                                             exchange fees       after purchase
International Opportunities                  2% redemption and   30 days or less
                                             exchange fees       after purchase
Small Cap Advantage                          2% redemption and   30 days or less
                                             exchange fees       after purchase
Small Cap Value                              2% redemption and   30 days or less
                                             exchange fees       after purchase

                                                           CLASS M
                                             -----------------------------------
Cognitive Value                              2% redemption and   30 days or less
                                             exchange fees       after purchase
International Opportunities                  2% redemption and   30 days or less
                                             exchange fees       after purchase

For the six months ended January 31, 2010, the International Opportunities Fund and the Small Cap Value Fund received redemption fees of $3,321 and $112, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced ...................................   0.60%
Cognitive Value ............................   0.75% on the first $500 million
                                               0.70% on assets over $500 million
Core Equity ................................   0.60%
Enhanced Growth ............................   0.75% on the first $500 million
                                               0.70% on the next $500 million
                                               0.65% on assets over $1 billion
Equity Income ..............................   0.55% on the first $100 million
                                               0.50% on the next $400 million
                                               0.45% on assets over $500 million
Fundamental Equity .........................   0.60%
Geneva Mid Cap Growth ......................   0.75% on the first $250 million
                                               0.70% on the next $250 million
                                               0.65% on assets over $500 million
Geneva Small Cap Growth ....................   1.00% on the first $250 million
                                               0.95% on the next $250 million
                                               0.90% on assets over $500 million
International Opportunities ................   0.95% on the first $250 million
                                               0.90% on the next $250 million
                                               0.85% on the next $500 million
                                               0.80% on assets over $1 billion
Large Cap Growth ...........................   0.60%
Large Cap Value ............................   0.60%
NYSE Arca Tech 100 Index ...................   0.50% on the first $50 million
                                               0.30% on the next $200 million
                                               0.25% on the next $250 million
                                               0.20% on assets over $500 million
Small Cap Advantage ........................   0.95%
Small Cap Value ............................   1.00%
Value Momentum .............................   0.60%

198 HIGHMARK(R) FUNDS

Capital Growth Allocation .................   0.175%
Diversified Equity Allocation .............   0.175%
Growth & Income Allocation ................   0.175%
Income Plus Allocation ....................   0.175%
Bond ......................................    0.50%
California Intermediate Tax-Free Bond .....    0.50%
National Intermediate Tax-Free Bond .......    0.50%
Short Term Bond ...........................    0.40%
Wisconsin Tax-Exempt ......................    0.50% on the first $250 million
                                               0.40% on assets over $250 million
California Tax-Free Money Market ..........    0.30%
Diversified Money Market ..................    0.30%
Treasury Plus Money Market ................    0.30%
U.S. Government Money Market ..............    0.30%
100% U.S. Treasury Money Market ...........    0.30%

Effective December 1, 2009, the Adviser contractually agreed to reduce its fees throughout the period December 1, 2009 through November 30, 2010 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                       FIDUCIARY       CLASS A        CLASS B      CLASS C       CLASS M       CLASS S
                                        SHARES          SHARES        SHARES        SHARES       SHARES        SHARES
                                      -----------    -----------    ----------    ---------    ----------    ----------
Balanced ..........................       0.99%          1.24%         1.84%         1.84%         n/a           n/a
Cognitive Value ...................       1.22           1.47           n/a          2.07         1.07%          n/a
Core Equity .......................       1.00           1.25          1.85          1.85          n/a           n/a
Enhanced Growth ...................       1.20           1.45           n/a          2.05         1.05           n/a
Equity Income .....................       0.90           1.15          1.75          1.75          n/a           n/a
Fundamental Equity ................       0.97           1.22           n/a          1.82          n/a           n/a
Geneva Mid Cap Growth .............       1.13           1.38          1.98          1.98          n/a           n/a
Geneva Small Cap Growth ...........       1.37           1.62           n/a          2.22          n/a           n/a
International Opportunities .......       1.47           1.62           n/a          2.32         1.32           n/a
Large Cap Growth ..................       1.02           1.27          1.87          1.87          n/a           n/a
Large Cap Value ...................       1.00           1.25          1.85          1.85          n/a           n/a
NYSE Arca Tech 100 Index ..........       0.83           1.08          1.68          1.68          n/a           n/a
Small Cap Advantage ...............       1.37           1.62           n/a          2.22          n/a           n/a
Small Cap Value ...................       1.37           1.62          2.22          2.22          n/a           n/a
Value Momentum ....................       1.02           1.27          1.87          1.87          n/a           n/a
Capital Growth Allocation .........       0.33           0.58           n/a          1.28          n/a           n/a
Diversified Equity Allocation .....       0.33           0.58           n/a          1.28          n/a           n/a
Growth & Income Allocation ........       0.33           0.58           n/a          1.28          n/a           n/a
Income Plus Allocation ............       0.33           0.58           n/a          1.28          n/a           n/a
Bond ..............................       0.79           1.04          1.72          1.47          n/a           n/a
California Intermediate
   Tax-Free Bond ..................       0.54           0.79          1.49          1.24          n/a           n/a
National Intermediate
   Tax-Free Bond ..................       0.52           0.77           n/a          1.22          n/a           n/a
Short Term Bond ...................       0.70           0.95           n/a          1.40          n/a           n/a
Wisconsin Tax-Exempt ..............       0.65           0.90          1.60          1.35          n/a           n/a
California Tax-Free
   Money Market ...................       0.55           0.80           n/a           n/a          n/a          1.05%
Diversified Money Market ..........       0.57           0.82           n/a           n/a          n/a          1.07
Treasury Plus Money Market ........       0.55           0.80           n/a           n/a          n/a          1.05
U.S. Government Money
   Market .........................       0.57           0.82          1.52          1.27          n/a          1.07
100% U.S. Treasury Money
   Market .........................       0.55           0.80           n/a           n/a          n/a          1.05

n/a -- not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

Effective August 1, 2009 through November 30, 2009, the Adviser contractually agreed to reduce its fees and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                       FIDUCIARY       CLASS A        CLASS B      CLASS C       CLASS M       CLASS S
                                        SHARES          SHARES        SHARES        SHARES        SHARES       SHARES
                                      -----------    -----------    ----------    ---------    ----------    ----------
Balanced ..........................       0.97%          1.22%         1.82%         1.82%         n/a          n/a
Cognitive Value ...................       1.17           1.42          n/a           2.02          1.02%        n/a
Core Equity .......................       0.95           1.20          1.80          1.80          n/a          n/a
Enhanced Growth ...................       1.15           1.40          n/a           2.00          1.00         n/a
Equity Income .....................       0.90           1.15          1.75          1.75          n/a          n/a
Fundamental Equity ................       0.97           1.22          n/a           1.82          n/a          n/a
Geneva Mid Cap Growth .............       1.13           1.38          1.98          1.98          n/a          n/a
Geneva Small Cap Growth ...........       1.37           1.62          n/a           2.22          n/a          n/a
International Opportunities .......       1.42           1.57          n/a           2.27          1.27         n/a
Large Cap Growth ..................       0.97           1.22          1.82          1.82          n/a          n/a
Large Cap Value ...................       0.95           1.20          1.80          1.80          n/a          n/a
NYSE Arca Tech 100 Index ..........       0.83           1.08          1.68          1.68          n/a          n/a
Small Cap Advantage ...............       1.32           1.57          n/a           2.17          n/a          n/a
Small Cap Value ...................       1.37           1.62          2.22          2.22          n/a          n/a
Value Momentum ....................       0.97           1.22          1.82          1.82          n/a          n/a
Capital Growth Allocation .........       0.33           0.58          n/a           1.28          n/a          n/a
Diversified Equity Allocation .....       0.33           0.58          n/a           1.28          n/a          n/a
Growth & Income Allocation ........       0.33           0.58          n/a           1.28          n/a          n/a
Income Plus Allocation ............       0.33           0.58          n/a           1.28          n/a          n/a
Bond ..............................       0.77           1.02          1.70          1.45          n/a          n/a
California Intermediate
   Tax-Free Bond ..................       0.52           0.77          1.47          1.22          n/a          n/a
National Intermediate
   Tax-Free Bond ..................       0.50           0.75          n/a           n/a           n/a          n/a
Short Term Bond ...................       0.68           0.93          n/a           1.38          n/a          n/a
Wisconsin Tax-Exempt ..............       0.65           0.90          1.60          1.35          n/a          n/a
California Tax-Free
   Money Market ...................       0.55           0.80          n/a           n/a           n/a          1.05%
Diversified Money Market ..........       0.55           0.80          n/a           n/a           n/a          1.05
Treasury Plus Money Market ........       0.55           0.80          n/a           n/a           n/a          1.05
U.S. Government Money
   Market .........................       0.55           0.80          1.50          1.25          n/a          1.05
100% U.S. Treasury Money
   Market .........................       0.55           0.80          n/a           n/a           n/a          1.05

n/a -- not applicable

The Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

Effective April 3, 2006, the Adviser and Bailard, Inc. ("Bailard") entered into an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.350% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.450% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.400% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Effective June 8, 2009 the Adviser and Ziegler entered into an investment sub-advisory agreement relating to HighMark Equity Income Fund. Ziegler is entitled to be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of

                                                           HIGHMARK(R) FUNDS 199

JANUARY 31, 2010 (UNAUDITED)

shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee.

Effective June 8, 2009 the Adviser and Geneva Capital Management Ltd. ("Geneva") entered into two investment sub-advisory agreements relating to HighMark Geneva Growth Fund and HighMark Geneva Small Cap Growth Fund, respectively. Geneva shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the gross advisory fee payable to Adviser by the applicable Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties under agreements executed after HighMark Geneva Growth Fund and HighMark Geneva Small Cap Growth Fund commence operations, for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month. Geneva's fee is paid from the Adviser's fee.

Effective June 8, 2009, the Adviser and Ziegler entered into an investment sub-advisory agreement relating to the HighMark NYSE Arca Tech 100 Index Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month, minus (iii) all amounts paid by the Fund and/or Adviser with respect to such month pursuant to any license agreement relating to the Fund's use of the NYSE Arca Tech 100 Index and/or any trademarks Archipelago Holdings, Inc. ("Licensing Agreement") or any successor thereto owns or to which it has rights. Ziegler's fee is paid from the Adviser's fee. Prior to June 8, 2009, the fees related to the Licensing Agreement, were reimbursed to the Fund through broker trading commissions.

Effective June 8, 2009, the Adviser and Ziegler entered into an investment sub-advisory agreement relating to HighMark Wisconsin Tax-Exempt Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the contractually committed expense reimbursement rate, if any, in effect on the date the Fund commences operations and (2) the contractually committed expense reimbursement rate, if any, then in effect, minus (iii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee.

Effective March 31, 2003, the Adviser and Aronson+Johnson +Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the daily net assets on the first $50 million, 0.55% of the daily net assets on the next $50 million and 0.50% on the daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

Effective December 10, 2007, the Administrator and HighMark are parties to an Administration Agreement under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. Prior to December 10, 2007, the Administrator and HighMark were parties to an Administrative Services Agreement under which the Administrator provided the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of the Funds and 0.145% of such average daily net assets in excess of $10 billion allocated to each Fund based on its respective net assets, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator. For the period, the Administrator voluntarily waived such portion of its administration fee for the Treasury Plus Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund which provided investors with a higher yield during the period.

200 HIGHMARK(R) FUNDS

Prior to June 8, 2009, the Administrator for North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and the North Track Wisconsin Tax-Exempt Fund (predecessor funds to HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund) was B.C. Ziegler and Company ("BCZ" or the "Former Administrator"), a wholly owned subsidiary of The Ziegler Companies, Inc.. For its services, the Former Administrator was entitled to receive a monthly fee with respect to each Fund based on 0.10% of the Fund's average daily net assets.

Effective December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income Funds and Money Market Funds, pursuant to a separate agreement with the Administrator, PNC Global Investment Servicing (U.S.) Inc. (the "Sub-Administrator") performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. Prior to December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed Income and Money Market Funds, pursuant to a separate agreement with SEI Investments Global Funds Services (the "Former Sub-Administrator"), the Former Sub-Administrator performed sub-administration services on behalf of each Fund, for which it received a fee paid by the Administrator at the annual rate of 0.04% of the first $10 billion of the daily net assets of the Funds and 0.035% of such assets in excess of $10 billion. For the six months ended January 31, 2010, the Sub-Administrator earned sub-administration fees in the amount of $1,047,505.

As part of the Administration Agreement, the Administrator is responsible for certain fees charged by HighMark Funds' transfer agent and certain routine legal expenses incurred by HighMark Funds. These expenses are included in "Reduction of Expenses by the Administrator" on the Statement of Operations.

Certain officers and Interested Trustees of HighMark are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Independent Trustees receive quarterly retainer fees and fees and expenses for each meeting of the Board attended which is paid by the Funds.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

Effective December 1, 2008, HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of PFPC Distributors, Inc., and HighMark are parties to an underwriting agreement dated December 1, 2008. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund, the Wisconsin Tax-Exempt Fund and the U.S. Government Money Market
Fund) and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. Prior to December 1, 2008, PFPC Distributors, Inc. (the "Prior Distributor") and HighMark were parties to a distribution agreement dated January 1, 2008. No compensation was paid to the Prior Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark had adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allowed each Fund to pay distribution and service fees to the Prior Distributor as compensation for its services under the same fee structure described above.

Prior to June 8, 2009, the North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and the North Track Wisconsin Tax-Exempt Fund (predecessor funds to the HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund) had adopted a Rule 12b-1 Distribution Plan (the "Former Plan") with respect to Class A, Class B, Class C and Class R shares and had entered into a Distribution Agreement with BCZ (the "Former Distributor"). The Funds made payments to the Former Distributor at an annual rate of 0.25% of Class A average daily net assets, 1.00% of Class B and Class C average daily net assets and 0.75% of Class R average daily net assets pursuant to the Former Plan. The payments provided compensation for distribution and shareholding servicing expense which included, but are not limited to payments to broker-dealers that have entered into sales agreements with respect to shares of the Funds. Class R Shares were exchanged for Class A Shares on June 8, 2009.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares, up to 1.00% of the distribution fee attributable to Class C Shares, up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the six months ended January 31, 2010. The Distributor waived the following amounts during the period:

                                                           HIGHMARK(R) FUNDS 201

JANUARY 31, 2010 (UNAUDITED)

FUND                           CLASS A    CLASS B   CLASS C   CLASS S
----------------------         --------   -------   -------   --------
California Tax-Free
   Money Market ............   $538,947     N/A       N/A     $ 91,154
Diversified Money
   Market ..................    125,091     N/A       N/A      262,541
Treasury Plus Money
   Market ..................     10,243     N/A       N/A           --
U.S. Government
   Money Market ............     63,578   $ 930     $ 957      384,329
100% U.S. Treasury
   Money Market.............    200,583     N/A       N/A      365,615

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include the Bank, or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the six months ended January 31, 2010. For the six months ended January 31, 2010, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,995,113, which is included in shareholder servicing fees and the related waivers on the statement of operations.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                       CLASS A
                                                       SHARES*
                                                       -------
      Balanced .....................................    5.50%
      Cognitive Value ..............................    5.50
      Core Equity ..................................    5.50
      Enhanced Growth ..............................    5.50
      Equity Income ................................    5.50
      Fundamental Equity ...........................    5.50
      Geneva Mid Cap Growth ........................    5.50
      Geneva Small Cap Growth ......................    5.50
      International Opportunities ..................    5.50
      Large Cap Growth .............................    5.50
      Large Cap Value ..............................    5.50
      NYSE Arca Tech 100 Index .....................    5.50
      Small Cap Advantage ..........................    5.50
      Small Cap Value ..............................    5.50
      Value Momentum ..............................     5.50
      Capital Growth Allocation.....................    5.50
      Diversified Equity Allocation ................    5.50
      Growth & Income Allocation ...................    5.50
      Income Plus Allocation .......................    4.50
      Bond ..............................               2.25
      California Intermediate Tax-Free Bond ........    2.25
      National Intermediate Tax-Free Bond ..........    2.25
      Short Term Bond ..............................    2.25
      Wisconsin Tax-Exempt .........................    2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

               YEARS SINCE                          CONTINGENT DEFERRED
              PURCHASE MADE                           SALES CHARGE
              ---------------------------------------------------------
                First ...........................         5%
                Second ..........................         4%
                Third ...........................         3%
                Fourth ..........................         3%
                Fifth ...........................         2%
                Sixth ...........................         1%
                Seventh and Eighth                       None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets except for the International Opportunities Fund which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed Income Funds, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2010 are as follows:

                                                          INVESTMENT SECURITIES
                                                      ----------------------------
                                                       PURCHASES          SALES
                                                      -----------      -----------
Balanced ......................................       $ 2,991,556      $ 3,573,035
Cognitive Value ...............................        42,105,149       46,560,753
Core Equity ...................................        22,752,299       32,316,399
Enhanced Growth ...............................         1,692,846        9,604,779
Equity Income .................................         4,096,484        7,258,442
Fundamental Equity ............................         3,882,713        1,627,806
Geneva Mid Cap Growth .........................        24,671,889       18,983,129
Geneva Small Cap Growth .......................         3,340,199          989,030
International Opportunities ...................        86,940,064       94,620,684
Large Cap Growth ..............................        17,531,275       25,952,407
Large Cap Value ...............................        35,969,942       49,612,815
NYSE Arca Tech 100 Index ......................         1,669,615       17,939,412
Small Cap Advantage ...........................         7,331,776        8,411,464
Small Cap Value ...............................        17,519,522       24,589,468
Value Momentum ................................        20,926,412       38,679,968
Capital Growth Allocation .....................         5,511,691        6,380,006
Diversified Equity Allocation .................           934,799          761,191
Growth & Income Allocation ....................         7,243,951        7,152,848
Income Plus Allocation ........................         3,969,170        1,522,278
Bond ..........................................        54,410,467       16,237,936
California Intermediate Tax-Free Bond .........        23,687,458        6,490,246
National Intermediate Tax-Free Bond ...........        10,404,947        5,780,000
Short Term Bond ...............................        30,320,149        5,694,185
Wisconsin Tax-Exempt ..........................        15,271,379       12,585,348

202 HIGHMARK(R) FUNDS

The purchases and sales (including maturities) of U.S. government securities by the Equity Funds and Fixed Income Funds for the six months ended January 31, 2010 are as follows:

                                          INVESTMENT SECURITIES
                                        -------------------------
                                         PURCHASES       SALES
                                        -----------   -----------
Balanced ......................         $        --   $   535,007
Bond ..........................          13,863,282    46,584,259
Short Term Bond ...............           9,220,723     3,574,848

Investments made by the Asset Allocation Funds in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act.

A summary of the investment and income activity in each Affiliated Registered Investment Company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                          CAPITAL GROWTH ALLOCATION
---------------------------------------------------------------------------------------
                                                               REALIZED     INCOME FROM
AFFILIATED REGISTERED                                            GAINS       AFFILIATED
INVESTMENT COMPANY             CONTRIBUTIONS   WITHDRAWALS     (LOSSES)      INVESTMENT
---------------------          -------------   -----------   ------------   -----------
Cognitive Value ............   $      22,676   $    91,638   $    (34,993)  $     6,034
Core Equity ................         504,253     1,255,725       (324,747)       47,561
Enhanced Growth ............          72,262       712,325        146,074           235
Fundamental Equity .........         166,401       441,140        (47,880)       20,932
Geneva Mid Cap
   Growth ..................              --        17,011          1,738            --
International
   Opportunities ...........         759,221     1,243,250       (354,753)       97,112
Large Cap Growth ...........         221,201       735,766       (104,176)       26,695
Large Cap Value ............         625,209       534,359       (128,491)       36,784
Small Cap Advantage ........         390,711       929,039       (344,688)       17,004
Small Cap Value ............          91,794       156,853        (53,551)       11,178
Value Momentum .............         773,778       787,164       (359,745)       13,781
Bond .......................         167,317            --             --         1,232
Short Term Bond ............         554,986       454,709          6,447        38,286
Diversified Money
   Market ..................       4,337,370     4,486,471             --           852
                               -------------   -----------   ------------   -----------
TOTAL:                         $   8,687,179   $11,845,450   $ (1,598,765)  $   317,686
                               =============   ===========   ============   ===========

                          DIVERSIFIED EQUITY ALLOCATION
---------------------------------------------------------------------------------------
                                                               REALIZED     INCOME FROM
AFFILIATED REGISTERED                                           GAINS        AFFILIATED
INVESTMENT COMPANY             CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
---------------------          -------------   -----------   ------------   -----------
Cognitive Value ............   $       4,022       $ 5,099   $     (1,148)  $     1,059
Core Equity ................         120,063       171,698        (52,657)        8,989
Enhanced Growth ............          24,506       121,862         48,086            48
Fundamental Equity .........          39,434        44,380         (4,790)        4,076
Geneva Mid Cap
   Growth ..................           2,221            --             --            --
International
   Opportunities ...........         137,388       165,550        (52,235)       16,550
Large Cap Growth ...........          38,145        89,278        (15,156)        3,864
Large Cap Value ............         136,229        67,986        (25,471)        5,682
Small Cap Advantage ........          67,218        74,764        (12,845)        3,036
Small Cap Value ............          17,850        12,128         (1,345)        1,987
Value Momentum .............         148,338        61,785        (20,230)        2,557
Diversified Money
   Market ..................         437,305       434,007             --            36
                               -------------   -----------   ------------   -----------
TOTAL:                         $   1,172,719   $ 1,248,537   $   (137,791)  $    47,884
                               =============   ===========   ============   ===========

                                    GROWTH & INCOME ALLOCATION
---------------------------------------------------------------------------------------
                                                               REALIZED     INCOME FROM
AFFILIATED REGISTERED                                           GAINS        AFFILIATED
INVESTMENT COMPANY             CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
---------------------          -------------   -----------   ------------   -----------
Cognitive Value ............   $      22,916   $   102,751   $    (31,153)  $     5,035
Core Equity ................         390,112       989,023       (322,417)       35,249
Enhanced Growth ............          56,463       539,949        126,798           180
Fundamental Equity .........         151,534       329,260        (39,872)       15,564
Geneva Mid Cap
   Growth ..................          28,424        32,996          2,397            --
International
   Opportunities ...........         846,404     1,246,234       (366,748)       82,812
Large Cap Growth ...........         134,523       504,045        (77,322)       22,606
Large Cap Value ............         665,177       582,369       (154,367)       30,146
Small Cap Advantage ........         439,738       819,125       (169,967)       13,988
Small Cap Value ............          92,537       101,532          6,086         9,362
Value Momentum .............         612,871       472,044       (159,266)       10,151
Bond .......................       1,103,783       840,540         28,102        83,559
Short Term Bond ............       1,591,756     1,188,006         14,742        92,896
Diversified Money
   Market ..................       4,997,352     4,983,138             --         1,989
                               -------------   -----------   ------------   -----------
TOTAL:                         $  11,133,590   $12,731,012   $ (1,142,987)  $   403,537
                               =============   ===========   ============   ===========

                                 INCOME PLUS ALLOCATION
---------------------------------------------------------------------------------------
                                                               REALIZED     INCOME FROM
AFFILIATED REGISTERED                                           GAINS        AFFILIATED
INVESTMENT COMPANY             CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
---------------------          -------------   -----------   ------------   -----------
Cognitive Value ............   $      12,143   $        --   $         --   $       826
Core Equity ................         364,808       189,836         14,057         6,795
Enhanced Growth ............          23,689        68,773         30,976            28
Fundamental Equity .........         153,526        87,786        (10,666)        3,341
Geneva Mid Cap
   Growth ..................          13,704            --             --            --
International
   Opportunities ...........          66,587        41,024          7,956         3,764
Large Cap Growth ...........         197,179       112,640          7,032         5,586
Large Cap Value ............         289,077       102,546         (6,942)        5,009
Small Cap Advantage ........         181,945        82,723         23,242         2,480
Small Cap Value ............          27,426         4,572          1,510         1,559
Value Momentum .............         191,040        65,702          7,951         2,082
Bond .......................         761,325       303,348         11,869        50,072
Short Term Bond ............       1,290,928       282,608          5,702        56,371
Diversified Money
   Market ..................       2,356,509     2,255,117             --           842
                               -------------   -----------   ------------   -----------
TOTAL:                         $   5,929,886   $ 3,596,675   $     92,687   $   138,755
                               =============   ===========   ============   ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended July 31, 2007 through 2009) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are

                                                           HIGHMARK(R) FUNDS 203

JANUARY 31, 2010 (UNAUDITED)

charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2009 and July 31, 2008 (unless otherwise indicated) were as follows:

                                                             LONG-TERM      RETURN
                                  TAX-EXEMPT    ORDINARY      CAPITAL         OF
                                    INCOME       INCOME        GAIN         CAPITAL        TOTAL
                                  ----------   ----------   ------------   ----------   ------------
Balanced
   2009 .......................     $   --     $  439,996   $         --   $       --   $    439,996
   2008 .......................         --        934,500      3,147,282           --      4,081,782
Cognitive Value
   2009 .......................         --        837,914             --           --        837,914
   2008 .......................         --      6,087,369      6,418,924           --     12,506,293
Core Equity
   2009 .......................         --      1,310,835             --           --      1,310,835
   2008 .......................         --      1,733,115      4,583,567           --      6,316,682
Equity Income
   2009* ......................         --        371,101             --       12,826        383,927
   10/31/08 ...................         --        765,646      1,216,630           --      1,982,276
   10/31/07 ...................         --      1,208,969        554,797           --      1,763,766
Fundamental Equity
   2009 (1) ...................         --         49,156             --           --         49,156
Geneva Mid Cap Growth
   2009* ......................         --             --             --           --             --
   10/31/08 ...................         --             --     13,425,999           --     13,425,999
   10/31/07 ...................         --             --        939,043           --        939,043
International Opportunities
   2009 .......................         --      4,221,502      5,426,417           --      9,647,919
   2008 .......................         --      8,361,480     12,638,486           --     20,999,966
Large Cap Growth
   2009 .......................         --        485,371             --           --        485,371
   2008 .......................         --        645,788             --           --        645,788
Large Cap Value
   2009 .......................         --      3,120,165             --           --      3,120,165
   2008 .......................         --      4,771,580     21,188,728           --     25,960,308
NYSE Arca Tech 100 Index
   2009* ......................         --             --             --           --             --
   10/31/08 ...................         --             --             --           --             --
   10/31/07 ...................         --             --             --           --             --
Small Cap Advantage
   2009 .......................         --         34,252             --           --         34,252
   2008 .......................         --        373,281             --           --        373,281
Small Cap Value
   2009 .......................         --      2,472,276             --           --      2,472,276
   2008 .......................         --      7,886,554     31,949,288           --     39,835,842
Value Momentum
   2009 .......................         --      6,742,131     16,417,048           --     23,159,179
   2008 .......................         --      8,018,880     68,992,262           --     77,011,142
Capital Growth Allocation
   2009 .......................         --        307,547      3,314,579           --      3,622,126
   2008 .......................         --        830,703      2,876,290           --      3,706,993

                                                                LONG-TERM
                                    TAX-EXEMPT     ORDINARY      CAPITAL
                                      INCOME        INCOME        GAIN           TOTAL
                                   -----------   ------------   ----------   ------------
Diversified Equity Allocation
   2009 ........................   $        --   $      6,309   $   85,979   $     92,288
   2008 ........................            --         44,861       49,404         94,265
Growth & Income Allocation
   2009 ........................            --        578,942    2,602,200      3,181,142
   2008 ........................            --      1,123,280    1,861,253      2,984,533
Income Plus Allocation
   2009 ........................            --        189,876      265,889        455,765
   2008 ........................            --        263,793      222,575        486,368
Bond
   2009 ........................            --     15,498,369           --     15,498,369
   2008 ........................            --     18,743,832           --     18,743,832
California Intermediate
   Tax-Free Bond
   2009 ........................     4,501,546             --      234,391      4,735,937
   2008 ........................     4,196,912             --      156,668      4,353,580
National Intermediate
   Tax-Free Bond
   2009 ........................     2,570,616             --       56,500      2,627,116
   2008 ........................     2,633,003             --       35,241      2,668,244
Short Term Bond
   2009 ........................            --      1,988,865           --      1,988,865
   2008 ........................            --      2,376,636           --      2,376,636
Wisconsin Tax-Exempt
   2009* .......................     3,925,130         24,020           --      3,949,150
   10/31/08 ....................            --      5,894,078           --      5,894,078
   10/31/07 ....................            --      5,781,133           --      5,781,133
California Tax-Free Money
   Market
   2009 ........................    12,357,513        60,135            --     12,417,648
   2008 ........................    18,921,011           314            --     18,921,325
Diversified Money Market
   2009 ........................            --     47,718,812           --     47,718,812
   2008 ........................            --    118,751,093           --    118,751,093
Treasury Plus Money Market
   2009 (2) ....................            --        258,914           --        258,914
U.S. Government Money Market
   2009 ........................            --      8,075,912           --      8,075,912
   2008 ........................            --     23,477,753           --     23,477,753
100% U.S. Treasury Money
   Market
   2009 ........................            --      1,599,214           --      1,599,214
   2008 ........................            --     17,703,720           --     17,703,720

*     For nine month period ended July 31, 2009.

(1)   Commenced operations on August 1, 2008.

(2)   Commenced operations on August 14, 2008.

Amounts designated as "--" are $0.

204 HIGHMARK(R) FUNDS

As of July 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                              UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL
                                                ORDINARY        TAX-EXEMPT      LONG-TERM          LOSS
                                                 INCOME           INCOME       CAPITAL GAIN    CARRYFORWARD
                                              -------------   -------------   -------------   -------------
Balanced ..................................   $      16,345   $          --   $          --   $  (1,403,955)
Cognitive Value ...........................         293,873              --              --     (11,097,315)
Core Equity ...............................          44,476              --              --     (11,755,376)
Enhanced Growth ...........................         108,290              --              --      (5,373,250)
Equity Income .............................              --              --              --      (9,255,968)
Fundamental Equity ........................          41,661              --              --        (541,162)
Geneva Mid Cap Growth .....................              --              --              --     (13,239,549)
Geneva Small Cap Growth ...................              --              --              --          (2,286)
International Opportunities ...............       5,340,127              --              --     (38,473,422)
Large Cap Growth ..........................         712,154              --              --    (138,391,917)
Large Cap Value ...........................          55,034              --              --     (24,899,893)
NYSE Arca Tech 100 Index ..................              --              --              --    (129,604,343)
Small Cap Advantage .......................          96,898              --              --      (5,150,356)
Small Cap Value ...........................         417,512              --              --              --
Value Momentum ............................          61,606              --              --      (7,905,113)
Capital Growth Allocation .................          80,762              --              --      (2,232,328)
Diversified Equity Allocation .............          11,203              --              --        (353,570)
Growth & Income Allocation ................         104,850              --              --        (936,922)
Income Plus Allocation ....................          12,777              --              --        (112,063)
Bond ......................................         144,061              --              --      (2,285,521)
California Intermediate Tax-Free Bond .....              --          15,062         274,524              --
National Intermediate Tax-Free Bond .......              --           6,965              --              --
Short Term Bond ...........................          18,139              --              --          (9,428)
Wisconsin Tax-Exempt ......................              --          96,874              --        (210,792)
California Tax-Free Money Market ..........          49,628          13,235              --              --
Diversified Money Market ..................         951,559              --              --              --
Treasury Plus Money Market ................          17,733              --              --              --
U.S. Government Money Market ..............         168,206              --              --         (27,860)
100% U.S. Treasury Money Market ...........           7,344              --              --        (116,947)

                                                                                                 TOTAL
                                                                                              DISTRIBUTABLE
                                                  POST-         UNREALIZED        OTHER          EARNINGS
                                                 OCTOBER       APPRECIATION     TEMPORARY     (ACCUMULATED
                                                 LOSSES       (DEPRECIATION)   DIFFERENCES       LOSSES)
                                              -------------   --------------   -----------   --------------
Balanced ..................................   $  (1,899,589)  $    1,321,340   $        --   $   (1,965,859)
Cognitive Value ...........................     (22,411,092)       4,164,499            --      (29,050,035)
Core Equity ...............................     (13,541,143)      (9,226,602)           --      (34,478,645)
Enhanced Growth ...........................     (15,855,039)       8,773,333            --      (12,346,666)
Equity Income .............................              --       (1,804,454)           --      (11,060,422)
Fundamental Equity ........................      (1,255,782)        (388,079)           --       (2,143,362)
Geneva Mid Cap Growth .....................              --       28,651,147            --       15,411,598
Geneva Small Cap Growth ...................              --          160,142            --          157,856
International Opportunities ...............     (52,625,078)      34,453,460            --      (51,304,913)
Large Cap Growth ..........................      (7,925,942)       1,744,066            --     (143,861,639)
Large Cap Value ...........................     (39,349,751)     (11,020,934)           --      (75,215,544)
NYSE Arca Tech 100 Index ..................              --        6,766,583            --     (122,837,760)
Small Cap Advantage .......................      (7,093,893)        (928,919)           --      (13,076,270)
Small Cap Value ...........................     (27,361,273)     (31,720,749)           --      (58,664,510)
Value Momentum ............................     (17,690,649)      (6,855,270)           --      (32,389,426)
Capital Growth Allocation .................      (4,239,512)     (14,273,122)           --      (20,664,200)
Diversified Equity Allocation .............        (110,974)      (1,355,433)           --       (1,808,774)
Growth & Income Allocation ................      (3,711,475)     (10,387,115)           --      (14,930,662)
Income Plus Allocation ....................         (97,525)        (724,899)           --         (921,710)
Bond ......................................              --        5,755,170            --        3,613,710
California Intermediate Tax-Free Bond .....              --        4,943,273            --        5,232,859
National Intermediate Tax-Free Bond .......              --        3,002,544            --        3,009,509
Short Term Bond ...........................        (272,759)         931,414            --          667,366
Wisconsin Tax-Exempt ......................              --       (1,526,093)           --       (1,640,011)
California Tax-Free Money Market ..........              --               --       (12,934)          49,929
Diversified Money Market ..................              --               --      (874,644)          76,915
Treasury Plus Money Market ................              --               --       (10,937)           6,796
U.S. Government Money Market ..............              (1)              --      (168,207)         (27,862)
100% U.S. Treasury Money Market ...........              --          (70,995)       (7,344)        (187,942)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital loss carryforwards represent net realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. At July 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                2010     2011       2012        2013      2014     2015       2016          2017          TOTAL
                               ------   ------   ----------   --------   ------   ------   ----------   -----------   ------------
Balanced ...................   $   --   $   --   $       --   $     --   $   --   $   --   $       --   $ 1,403,955   $  1,403,955
Cognitive Value ............       --       --           --         --       --       --           --    11,097,315     11,097,315
Core Equity ................       --       --           --         --       --       --      568,503    11,186,873     11,755,376
Enhanced Growth ............       --       --    2,550,850    761,621       --       --           --     2,060,779      5,373,250
Equity Income ..............       --       --           --         --       --       --    5,433,932     3,822,036      9,255,968
Fundamental Equity .........       --       --           --         --       --       --           --       541,162        541,162
Geneva Mid Cap Growth ......       --       --           --         --       --       --    8,991,414     4,248,135     13,239,549

                                                           HIGHMARK(R) FUNDS 205

JANUARY 31, 2010 (UNAUDITED)

                         2010          2011        2012      2013      2014         2015         2016          2017         TOTAL
                      -----------  -----------  ----------  ------  -----------  -----------  -----------  -----------  ------------
Geneva Small Cap
  Growth ...........  $        --  $        --  $       --  $   --  $        --  $        --  $        --  $     2,286  $      2,286
International
  Opportunities ....           --           --          --      --           --           --           --   38,473,422    38,473,422
Large Cap Growth ...   88,156,404   39,025,017          --      --           --           --      943,708*  10,266,788   138,391,917
Large Cap Value ....           --           --          --      --           --    2,415,678*     393,275*  22,090,940    24,899,893
NYSE Arca Tech 100
  Index ............           --      161,205          --      --   59,806,748   38,357,084   14,282,341   16,996,965   129,604,343
Small Cap
  Advantage ........           --           --          --      --           --           --      767,062    4,383,294     5,150,356
Value Momentum .....           --           --          --      --       16,755*     747,348*   1,061,013*   6,079,997     7,905,113
Capital Growth
  Allocation .......           --           --          --      --           --           --           --    2,232,328     2,232,328
Diversified Equity
  Allocation .......           --           --          --      --           --           --           --      353,570       353,570
Growth & Income
  Allocation .......           --           --          --      --           --           --           --      936,922       936,922
Income Plus
  Allocation .......           --           --          --      --           --           --           --      112,063       112,063
Bond ...............           --           --   2,285,521      --           --           --           --           --     2,285,521
Short Term Bond ....           --           --          --      --           --        9,428           --           --         9,428
Wisconsin
  Tax-Exempt .......           --           --          --      --           --           --           --      210,792       210,792
U.S. Government
  Money Market .....       11,280       14,850          --   1,112          618           --           --           --        27,860
100% U.S. Treasury
  Money Market .....           --       88,793          --      --           --       16,174       11,980           --       116,947

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

*     Capital loss carryforward amount was inherited from Merging Fund (see Note
      9) and may be subject to IRS limitations in a given year.

During the year ended July 31, 2009, capital loss carryforwards that were utilized and/or expired are as follows:

Large Cap Value ...................  $12,477,810
Bond ..............................    1,431,699
Short Term Bond ...................       22,331
Wisconsin Tax-Exempt ..............    1,235,804
U.S. Government Money Market ......        4,810
100% U.S. Treasury Money Market ...       62,102

At January 31, 2010, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                                                                                  NET
                                                  FEDERAL                                     APPRECIATION
                                                 TAX COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                              --------------   ------------   ------------   --------------
Balanced ..................................   $   20,569,984   $  3,053,185   $   (356,005)  $    2,697,180
Cognitive Value ...........................       63,839,743      9,913,215     (3,004,344)       6,908,871
Core Equity ...............................       63,546,305      3,948,403     (6,095,753)      (2,147,350)
Enhanced Growth ...........................       54,635,595     17,055,333     (5,011,060)      12,044,273
Equity Income .............................       14,316,246      1,370,161       (578,039)         792,122
Fundamental Equity ........................       14,068,725      1,086,561       (497,386)         589,175
Geneva Mid Cap Growth .....................      154,485,425     40,643,956     (2,456,990)      38,186,966
Geneva Small Cap Growth ...................        5,817,605        562,444       (176,102)         386,342
International Opportunities ...............      195,173,591     40,166,297     (5,547,599)      34,618,698
Large Cap Growth ..........................       83,964,299      8,982,689     (1,207,930)       7,774,759
Large Cap Value ...........................      183,271,734     15,971,750    (15,260,754)         710,996
NYSE Arca Tech 100 Index ..................      157,240,114     54,370,279    (24,093,835)      30,276,444
Small Cap Advantage .......................       22,143,872      3,058,257     (2,272,460)         785,797
Small Cap Value ...........................      109,960,198      7,382,911    (24,782,444)     (17,399,533)
Value Momentum ............................      296,870,938     52,712,775    (26,015,763)      26,697,012
Capital Growth Allocation .................       45,529,219        568,533     (6,022,340)      (5,453,807)
Diversified Equity Allocation .............        6,118,322        378,690        (19,606)         359,084
Growth & Income Allocation ................       40,989,764      1,539,527     (1,003,622)         535,905
Income Plus Allocation ....................       11,685,065      1,167,431             --        1,167,431
Bond ......................................      330,853,386     19,823,987     (7,463,381)      12,360,606
California Intermediate Tax-Free Bond .....      163,928,926      6,527,860       (107,130)       6,420,730
National Intermediate Tax-Free Bond .......       94,421,677      4,029,799        (70,339)       3,959,460
Short Term Bond ...........................       91,895,083      2,203,087       (477,401)       1,725,686
Wisconsin Tax-Exempt ......................      152,596,514      3,495,337     (1,510,995)       1,984,342
California Tax-Free Money Market ..........      617,188,220             --             --               --
Diversified Money Market ..................    2,855,749,110             --             --               --
Treasury Plus Money Market ................      193,048,308             --             --               --
U.S. Government Money Market ..............    1,302,096,120             --             --               --
100% U.S. Treasury Money Market ...........      754,202,340             --             --               --

206 HIGHMARK(R) FUNDS

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the period ended January 31, 2010, these fees totaled $56,110. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to interest income in the statements of operations. The Funds maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at January 31, 2010 and the income generated from the program during the period ended January 31, 2010 with respect to such loans are as follows:

                                  MARKET VALUE      MARKET      INCOME RECEIVED
                                 OF SECURITIES     VALUE OF     FROM SECURITIES
                                     LOANED       COLLATERAL        LENDING
                                 -------------   ------------   ---------------
International
  Opportunities ..............   $  11,937,819   $ 12,422,498   $        38,928
Small Cap Value ..............      16,428,771     17,050,451            16,876

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities issued by the State of California and its political subdivisions. The Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. OTHER

At January 31, 2010, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                         NO. OF           %
                                                      SHAREHOLDERS    OWNERSHIP
                                                      ------------    ---------
Balanced ..........................................        2            34%
Cognitive Value ...................................        1            16%
Core Equity .......................................        3            74%
Enhanced Growth ...................................        1            17%
Equity Income .....................................       --            --
Fundamental Equity ................................        3            80%
Geneva Mid Cap Growth .............................        2            29%
Geneva Small Cap Growth ...........................        3            83%
International Opportunities .......................        2            23%
Large Cap Growth ..................................        2            40%
Large Cap Value ...................................        2            36%
NYSE Arch Tech 100 Index ..........................        1            23%
Small Cap Advantage ...............................        3            81%
Small Cap Value ...................................        1            30%
Value Momentum ....................................        2            41%
Capital Growth Allocation .........................       --            --
Diversified Equity Allocation .....................       --            --
Growth & Income Allocation ........................       --            --
Income Plus Allocation ............................       --            --
Bond Fund .........................................        3            65%
California Intermediate Tax-Free ..................        1            35%
National Intermediate Tax-Free ....................        2            58%
Short Term Bond Fund ..............................        2            41%
Wisconsin Tax-Exempt ..............................       --            --
California Tax-Free Money Market ..................        2            96%
Diversified Money Market ..........................        2            80%
Treasury Plus Money Market ........................        1            97%
US Government Money Market ........................        2            95%
100% US Treasury Money Market .....................        3            98%

                                                           HIGHMARK(R) FUNDS 207

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JANUARY 31, 2010 (UNAUDITED)

9. FUND REORGANIZATIONS

The Board of Directors of North Track Funds, Inc. and the stockholders of North Track Dow Jones U.S. Financial 100 Plus Fund, North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Large Cap Equity Fund and the North Track S&P 100 Index Fund (the "Merging Funds") approved plans of reorganization pursuant to which the assets and identified liabilities of each of the Merging Funds were transferred to the corresponding, similarly managed series of HighMark Funds (shown below) in exchange for newly issued Class A, B and C shares of the corresponding HighMark Fund as noted below. The consummation of the reorganizations took place on June 8, 2009.

                                                             CLASS A     CLASS A    CLASS B    CLASS B    CLASS C    CLASS C
                                                             SHARES     NET ASSET   SHARES    NET ASSET    SHARES   NET ASSET
MERGING FUNDS                          HIGHMARK FUNDS        ISSUED       VALUE     ISSUED      VALUE      ISSUED     VALUE
---------------------------------   ---------------------   ---------   ---------   -------   ---------   -------   ---------
North Track Dow Jones
   U.S. Financial 100 Plus Fund*    Large Cap Value Fund      591,957   $   9.01    181,615   $    8.85   180,087   $    8.82
-----------------------------------------------------------------------------------------------------------------------------
North Track Dow Jones
   U.S. Health Care 100 Plus Fund*  Large Cap Growth Fund   1,330,400       7.39    544,752        6.90   457,217        6.89
-----------------------------------------------------------------------------------------------------------------------------
North Track Large Cap Equity Fund   Value Momentum Fund       466,026      11.53        N/A         N/A    66,628       11.25
-----------------------------------------------------------------------------------------------------------------------------
North Track S&P 100 Index Fund*     Value Momentum Fund     4,665,352      11.53    362,746       11.29   139,547       11.25

* These Funds had Class R shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares of the corresponding HighMark Funds.

The conversion ratios for each Share class issued in the reorganization were as follows:

MERGING FUNDS                           HIGHMARK FUNDS                                  CLASS A   CLASS B   CLASS C   CLASS R*
---------------------------------   ---------------------                               -------   -------   -------   --------
North Track Dow Jones
   U.S. Financial 100 Plus Fund     Large Cap Value Fund                                 0.5041    0.5160    0.5132     0.5134
------------------------------------------------------------------------------------------------------------------------------
North Track Dow Jones
   U.S. Health Care 100 Plus Fund   Large Cap Growth Fund                                1.1684    1.1855    1.1872     1.1536
------------------------------------------------------------------------------------------------------------------------------
North Track Large Cap Equity Fund   Value Momentum Fund                                  0.5813       N/A    0.5968        N/A
------------------------------------------------------------------------------------------------------------------------------
North Track S&P 100 Index Fund      Value Momentum Fund                                  2.0400    2.0662    2.0766     2.0262

* Class R shares were exchanged for Class A shares of the corresponding HighMark Funds.

The following information relates to the Merging and the corresponding HighMark Funds immediately prior to and immediately after the consummation of the reorganization:

                                                                                                 SHARES       UNREALIZED
REORGANIZING FUND/HIGHMARK FUND                                                  NET ASSETS    OUTSTANDING     APP/(DEP)
----------------------------------------------                                 -------------   -----------   ------------
North Track Dow Jones U.S. Financial 100 Plus Fund (before reorganization)     $   8,530,910     1,876,550   $ (3,344,572)
HighMark Large Cap Value Fund (before reorganization)                            168,743,013    18,770,117            N/A
HighMark Large Cap Value Fund (after reorganization)                             177,273,923    19,723,776            N/A
--------------------------------------------------------------------------------------------------------------------------
North Track Dow Jones U.S. Health Care 100 Plus Fund (before reorganization)      16,747,703     1,983,448      2,446,629
HighMark Large Cap Growth Fund (before reorganization)                            76,090,193    10,163,698            N/A
HighMark Large Cap Growth Fund (after reorganization)                             92,837,896    12,496,067            N/A
--------------------------------------------------------------------------------------------------------------------------
North Track Large Cap Equity Fund (before reorganization)                          6,124,511       913,306     (1,154,725)
North Track S&P 100 Index Fund (before reorganization)                            59,476,208     2,529,764     13,529,018
HighMark Value Momentum Fund (before reorganization)                             239,015,858    20,678,587            N/A
HighMark Value Momentum Fund (after reorganization)                              304,616,577    26,378,886            N/A
--------------------------------------------------------------------------------------------------------------------------

HighMark Capital Management reimbursed the funds for trading costs associated with the restructuring of portfolios in connection with the reorganizations.

208 HIGHMARK(R) FUNDS

The Board of Directors of North Track Funds, Inc. and the stockholders of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the "Reorganizing Funds") approved plans of reorganization pursuant to which the assets and identified liabilities of each of the Reorganizing Funds were transferred to the corresponding HighMark Fund as noted below. The HighMark Funds listed below were created in anticipation of the reorganizations. The consummation of the reorganizations took place on June 8, 2009. The information in the financial statements and financial highlights of the Reorganizing Funds for periods prior to June 8, 2009 are included in this report as part of the financial statements and financial highlights of the corresponding HighMark Funds below (refer to statements for specific periods covered). The fiscal year end of the "Reorganizing Funds" was October 31. The fiscal year end of the successor HighMark Funds is July 31.

                                                                                                        SHARES
REORGANIZING FUNDS                                           HIGHMARK FUNDS            NET ASSETS    OUTSTANDING
-------------------------------                       -----------------------------   ------------   -----------
North Track Equity Income Fund*                       Equity Income Fund              $ 16,679,360     2,527,451
----------------------------------------------------------------------------------------------------------------
North Track Geneva Growth Fund*                       Geneva Mid Cap Growth Fund       172,638,318    12,096,812
----------------------------------------------------------------------------------------------------------------
North Track NYSE Arca Tech 100 Index Fund*            NYSE Arca Tech 100 Index Fund    181,294,731     8,806,173
----------------------------------------------------------------------------------------------------------------
North Track Wisconsin Tax-Exempt Fund                 Wisconsin Tax-Exempt Fund        152,122,931    15,111,697

* These Funds had Class R shares outstanding immediately prior to the reorganization, which were exchanged for Class A Shares of the corresponding HighMark Fund.

10. TEMPORARY GUARANTEE PROGRAM

On October 3, 2008, the Board of Trustees of HighMark Funds (the "Board") approved the participation of each of the Money Market Funds (the "Participating Funds") in the U.S. Department of the Treasury's Temporary Guarantee Program (the "Program") for money market funds. The Program is designed to protect the net asset value of certain shares of a shareholder of record in the Participating Funds at the close of business on September 19, 2008. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Payment is triggered if a Participating Fund's net asset value falls below $0.995 and the Fund liquidates. Eligible shareholders will receive a payment from the Program in the amount of the shortfall between the Fund's net asset value and $1.00 per share for each covered share. Guarantee payments under the Program will not exceed the amount available within the U.S. Department of the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. At the initial time of offering, ESF assets were approximately $50 billion. The U.S. Department of Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Each Participating Fund incurred the expense of its participation in the Program without regard to any expense caps currently in place. The fee for participating in the Program ranges from 0.01% to 0.015%.

The Treasury twice extended the Program from December 1, 2008 through April 30, 2009 and from May 1, 2009 through September 18, 2009. The Program expired on September 18, 2009.

The following table represents the expense charged to each Participating Fund for the six months ended January 31, 2010:

                                                      AMOUNT
                                                      CHARGED    EXPENSE RATIO
                                                     ---------   -------------
California Tax-Free Money Market .................   $  65,130           0.016%
Diversified Money Market .........................     188,855           0.012%
Treasury Plus Money Market .......................           1           0.000%
U.S. Government Money Market .....................      38,945           0.007%
100% U.S. Treasury Money Market ..................      40,634           0.010%

11. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

                                                           HIGHMARK(R) FUNDS 209

FUND INFORMATION
JANUARY 31, 2010 (UNAUDITED)

      HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov;
      (iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                       CUSIP       TICKER   FUND #
BALANCED                                 431114792      HMBAX     491
COGNITIVE VALUE                          431112390      HCLFX    2209
CORE EQUITY                              431112788      HMCFX    1627
ENHANCED GROWTH                          431112358      HEGFX    2210
EQUITY INCOME                            431113109      NJPFX    2643
FUNDAMENTAL EQUITY                       431112267      HMFFX    2217
GENEVA MID CAP GROWTH                    431113505      PNMFX    2647
GENEVA SMALL CAP GROWTH                  431113885      HGFSX    2650
INTERNATIONAL OPPORTUNITIES              431112341      HIOFX    2211
LARGE CAP GROWTH                         431114818      HMGRX     492
LARGE CAP VALUE                          431114206      HMIEX     490
NYSE ARCA TECH 100 INDEX                 431113844      PTSFX    2654
SMALL CAP ADVANTAGE                      431112465      HSAFX    2214
SMALL CAP VALUE                          431112101      HMSCX     148
VALUE MOMENTUM                           431114677      HMVMX     871
CAPITAL GROWTH ALLOCATION                431112283      HGAFX    2198
DIVERSIFIED EQUITY ALLOCATION            431112317      HEAFX    2195
GROWTH & INCOME ALLOCATION               431112325      HGIFX    2197
INCOME PLUS ALLOCATION                   431112333      HPAFX    2196
BOND                                     431114305      HMBDX     489
CA INTERMEDIATE TAX-FREE BOND            431114644      HMITX     847
NATIONAL INTERMEDIATE TAX-FREE BOND      431112655      HMNTX    1600
SHORT TERM BOND                          431112549      HMSFX    1506
WISCONSIN TAX-EXEMPT                     431113794      WTEFX    2658
CA TAX-FREE MONEY MARKET                 431114842      HMCXX     487
DIVERSIFIED MONEY MARKET                 431114883      HMDXX     484
TREASURY PLUS MONEY MARKET               431123108      HMFXX    2219
U.S. GOVERNMENT MONEY MARKET             431114701      HMGXX     485
100% U.S. TREASURY MONEY MARKET          431114503      HMTXX     486

210 HIGHMARK(R) FUNDS

                            RETAIL SHARES INFORMATION

FUND                                 CUSIP        TICKER   FUND #
BALANCED
   CLASS A SHARES                  431114776      HMBRX     480
   CLASS B SHARES                  431114545      HMBBX     452
   CLASS C SHARES                  431112887      HMBCX    1760

COGNITIVE VALUE
   CLASS A SHARES                  431112432      HCLAX    2203
   CLASS C SHARES                  431112424      HCLCX    2206

CORE EQUITY
   CLASS A SHARES                  431112770      HCEAX    1626
   CLASS B SHARES                  431112762      HCEBX    1628
   CLASS C SHARES                  431112754      HCECX    1632

EQUITY INCOME
   CLASS A SHARES                  431113208      NJPAX    2640
   CLASS B SHARES                  431113307      NJPBX    2641
   CLASS C SHARES                  431113406      NJPCX    2642

ENHANCED GROWTH
   CLASS A SHARES                  431112382      HEHAX    2204
   CLASS C SHARES                  431112374      HEGCX    2207

FUNDAMENTAL EQUITY
   CLASS A SHARES                  431112259      HMFAX    2215
   CLASS C SHARES                  431112242      HMFCX    2216

GENEVA MID CAP GROWTH
   CLASS A SHARES                  431113604      PNMAX    2644
   CLASS B SHARES                  431113703      PNMBX    2645
   CLASS C SHARES                  431113802      MGPCX    2646

GENEVA SMALL CAP GROWTH
   CLASS A SHARES                  431113877      HGASX    2648
   CLASS C SHARES                  431113851      HGCSX    2649

INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                  431112481      HIOAX    2205
   CLASS C SHARES                  431112473      HITCX    2208

LARGE CAP GROWTH
   CLASS A SHARES                  431114768      HMRGX     481
   CLASS B SHARES                  431114511      HMGBX     455
   CLASS C SHARES                  431112879      HGRCX    1755

LARGE CAP VALUE
   CLASS A SHARES                  431114784      HMERX     479
   CLASS B SHARES                  431114537      HIEBX     457
   CLASS C SHARES                  431112861      HIECX    1754

NYSE ARCA TECH 100 INDEX
   CLASS A SHARES                  431113836      PPTIX    2651
   CLASS B SHARES                  431113828      PSEBX    2652
   CLASS C SHARES                  431113810      PTICX    2653

                                                           HIGHMARK(R) FUNDS 211

FUND INFORMATION (CONCLUDED)
JANUARY 31, 2010 (UNAUDITED)

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                        CUSIP       TICKER      FUND #
SMALL CAP ADVANTAGE
   CLASS A SHARES                         431112457     HSAAX       2212
   CLASS C SHARES                         431112440     HSCAX       2213

SMALL CAP VALUE
   CLASS A SHARES                         431112200     HASVX         41
   CLASS B SHARES                         431112309     HBSVX        123
   CLASS C SHARES                         431112820     HSVCX       1756

VALUE MOMENTUM
   CLASS A SHARES                         431114628     HMVLX        870
   CLASS B SHARES                         431114529     HVMBX        456
   CLASS C SHARES                         431112812     HVMCX       1753

CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                         431112564     HMAAX       1494
   CLASS C SHARES                         431112556     HMACX       1497

DIVERSIFIED EQUITY ALLOCATION
   CLASS A SHARES                         431112275     HEAAX       2193
   CLASS C SHARES                         431112291     HEACX       2194

GROWTH & INCOME ALLOCATION
   CLASS A SHARES                         431112580     HMRAX       1493
   CLASS C SHARES                         431112572     HMRCX       1496

INCOME PLUS ALLOCATION
   CLASS A SHARES                         431112614     HMPAX       1495
   CLASS C SHARES                         431112598     HMPCX       1498

BOND
   CLASS A SHARES                         431114743     HMRBX        478
   CLASS B SHARES                         431112747     HBDBX       1090
   CLASS C SHARES                         431112648     HBDCX       1492

CA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                         431114578     HMCIX        846
   CLASS B SHARES                         431112796     HCABX       1761
   CLASS C SHARES                         431112630     HCTCX       1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                         431112663     HMNFX       1598
   CLASS C SHARES                         431112622     HNTCX       1490

SHORT TERM BOND
   CLASS A SHARES                         431112523     HMSAX       1505
   CLASS C SHARES                         431112515     HMTCX       1470

WISCONSIN TAX-EXEMPT
   CLASS A SHARES                         431113786     PWTEX       2655
   CLASS B SHARES                         431113778     WTEBX       2656
   CLASS C SHARES                         431113760     WTECX       2657

212 HIGHMARK(R) FUNDS

FUND                                   CUSIP      TICKER     FUND #
CA TAX-FREE MONEY MARKET
   CLASS A SHARES                    431114859    HMAXX        476

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                    431114800    HMVXX        473

TREASURY PLUS MONEY MARKET
   CLASS A SHARES                    431123306    HMPXX       2218

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                    431114602    HMUXX        474
   CLASS B SHARES                    431114495    HGBXX        450
   CLASS C SHARES                    431112531    HGTXX       1499

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                    431114404    HMRXX        475

                                CLASS S SHARES INFORMATION
CA TAX-FREE MONEY MARKET
   CLASS S SHARES                    431112705    HCSXX       1727

DIVERSIFIED MONEY MARKET
   CLASS S SHARES                    431112408    HDSXX       1728

TREASURY PLUS MONEY MARKET
   CLASS S SHARES                    431123207    HMSXX       2220

U.S. GOVERNMENT MONEY MARKET
   CLASS S SHARES                    431112507    HGSXX       1729

100% U.S. TREASURY MONEY MARKET
   CLASS S SHARES                    431112606    HUSXX       1730

                                CLASS M SHARES INFORMATION
COGNITIVE VALUE
   CLASS M SHARES                    431112416    HCLMX       2200

ENHANCED GROWTH
   CLASS M SHARES                    431112366    HEGMX       2201

INTERNATIONAL OPPORTUNITIES
   CLASS M SHARES                    431112499    HIOMX       2202

                                                           HIGHMARK(R) FUNDS 213

NOTES

214 HIGHMARK(R) FUNDS

NOTES

                                                           HIGHMARK(R) FUNDS 215

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB- ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

Geneva Mid Cap Growth Fund and
Geneva Small Cap Growth Fund:
Geneva Capital Management Ltd.
250 East Wisconsin Avenue, Suite 1050
Milwaukee, WI 53202

Equity Income Fund,
NYSE Arca Tech 100 Index Fund
and Wisconsin Tax-Exempt Fund:
Ziegler Capital Management, LLC
200 South Wacker Drive, Suite 2000
Chicago, IL 60606

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
State Street Bank and Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Robert M. Whitler
Earle A. Malm, II

216 HIGHMARK(R) FUNDS

                        --------------------------------------------------------
                        TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
                        WWW.HIGHMARKFUNDS.COM OR CALL:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609

                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK(R) FUNDS LOGO OMITTED](R)

                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK(R) FUNDS LOGO OMITTED](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMK-SA-003-0700
84808 (01/10)

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        HighMark Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date  4/8/10
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date  4/8/10
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Colleen Cummings
                         -------------------------------------------------------
                           Colleen Cummings, Chief Financial Officer
                           (principal financial officer)

Date  4/8/10
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.